UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2012

Date of reporting period: July 31, 2011

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.88%

REITs - APARTMENTS—20.05%
Apartment Investment and Management Co. Class A	1,269,146	$34,647,686
AvalonBay Communities Inc.(a)	924,942	124,117,967
BRE Properties Inc. Class A	782,159	41,047,704
Camden Property Trust	750,147	50,312,359
Equity Residential(a)	3,145,964	194,483,494
Essex Property Trust Inc.(a)	345,902	48,550,805
UDR Inc.(a)	2,139,918	56,301,243

		549,461,258
REITs - DIVERSIFIED—11.07%
Digital Realty Trust Inc.(a)	982,323	60,127,991
Duke Realty Corp.	2,711,891	38,074,949
Liberty Property Trust	1,231,833	41,833,049
Vornado Realty Trust	1,748,120	163,536,626

		303,572,615
REITs - HEALTH CARE—15.46%
HCP Inc.(a)	4,284,974	157,387,095
Health Care REIT Inc.(a)	1,892,581	99,890,425
Ventas Inc.(a)	3,073,952	166,393,022

		423,670,542
REITs - HOTELS—4.22%
Host Hotels & Resorts Inc.(a)	7,297,230	115,661,096

		115,661,096
REITs - OFFICE PROPERTY—13.38%
Alexandria Real Estate Equities Inc.	654,799	53,693,518
Boston Properties Inc.	1,525,748	163,804,305
Corporate Office Properties Trust(a)	763,337	23,716,881
Douglas Emmett Inc.	1,335,288	26,705,760
Highwoods Properties Inc.	755,071	25,997,095
SL Green Realty Corp.	889,725	72,975,244

		366,892,803
REITs - REGIONAL MALLS—14.92%
General Growth Properties Inc.	7,545,791	126,844,746
Macerich Co. (The)(a)	1,400,591	74,413,400
Simon Property Group Inc.(a)	1,724,435	207,811,662

		409,069,808
REITs - SHOPPING CENTERS—7.94%
Federal Realty Investment Trust(a)	661,833	57,804,494
Kimco Realty Corp.	4,364,311	83,052,838
Regency Centers Corp.	966,467	43,413,698
Weingarten Realty Investors(a)	1,295,834	33,328,851

		217,599,881

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

July 31, 2011

REITs - STORAGE—6.53%
Public Storage	1,496,300	179,002,369

		179,002,369
REITs - WAREHOUSE/INDUSTRIAL—6.31%
ProLogis Inc.	4,854,964	172,982,367

		172,982,367

TOTAL COMMON STOCKS
(Cost: $2,621,431,583)		2,737,912,739

SHORT-TERM INVESTMENTS—13.48%

MONEY MARKET FUNDS—13.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(b)(c)(d)	336,981,801	336,981,801
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(b)(c)(d)	28,854,939	28,854,939
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	3,543,218	3,543,218

		369,379,958

TOTAL SHORT-TERM INVESTMENTS
(Cost: $369,379,958)		369,379,958

TOTAL INVESTMENTS IN SECURITIES—113.36%
(Cost: $2,990,811,541)		3,107,292,697
Other Assets, Less Liabilities—(13.36)%		(366,186,348)

NET ASSETS—100.00%		$2,741,106,349

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.42%

AUSTRALIA—21.03%
Amcor Ltd.	399,938	$3,092,755
APA Group	542,969	2,403,589
Australia and New Zealand Banking Group Ltd.	433,552	9,919,976
Billabong International Ltd.	334,082	2,161,467
Bradken Ltd.	293,608	2,770,392
Commonwealth Bank of Australia	473,340	25,617,451
David Jones Ltd.	547,428	1,803,966
MAp Group	338,198	1,214,784
Metcash Ltd.	560,119	2,559,492
National Australia Bank Ltd.	526,505	13,880,142
Orica Ltd.	331,338	9,357,363
SP AusNet	650,328	657,204
Stockland Corp. Ltd.	518,273	1,736,355
Suncorp Group Ltd.	374,899	3,047,377
Tatts Group Ltd.	709,324	1,807,644
Telstra Corp. Ltd.	721,672	2,370,234
UGL Ltd.	374,213	5,516,346
Wesfarmers Ltd.	311,787	10,041,582
Westfield Group	547,771	4,789,523
Westpac Banking Corp.	519,645	11,655,815
White Energy Co. Ltd.(a)	950	2,233
White Energy Co. Ltd. (2011 Performance Contingent)(a)(b)	5,361	1
WorleyParsons Ltd.	260,337	7,866,954

		124,272,645
AUSTRIA—3.19%
Oesterreichische Post AG	264,796	7,895,623
OMV AG	193,109	7,717,212
Telekom Austria AG	265,825	3,258,762

		18,871,597
BELGIUM—2.20%
Belgacom SA	92,683	3,239,738
Colruyt SA	199,969	9,741,353

		12,981,091
CANADA—5.01%
Bank of Montreal	113,431	7,136,470
Crescent Point Energy Corp.	170,760	7,686,571
Emera Inc.	78,547	2,600,534
Manitoba Telecom Services Inc.	134,456	4,364,201
Russel Metals Inc.	113,533	2,770,055
TELUS Corp.	91,877	5,063,996

		29,621,827
FINLAND—0.35%
Konecranes OYJ	65,170	2,076,205

		2,076,205
FRANCE—5.75%
Credit Agricole SA	155,379	1,924,224

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

July 31, 2011

France Telecom SA	254,163	5,273,955
GDF Suez	161,210	5,288,772
Neopost SA	151,949	12,162,139
Veolia Environnement	168,756	3,832,751
Vivendi SA	227,752	5,467,208

		33,949,049
GERMANY—3.49%
BASF SE	65,513	5,951,671
Deutsche Telekom AG Registered	171,157	2,666,127
RWE AG	160,524	8,429,947
Wincor Nixdorf AG	57,281	3,595,424

		20,643,169
GREECE—0.65%
Hellenic Petroleum SA	39,750	366,715
Hellenic Telecommunications Organization SA SP ADR	256,631	1,059,886
Motor Oil (Hellas) Corinth Refineries SA	35,086	398,307
OPAP SA	121,150	2,010,770

		3,835,678
HONG KONG—5.02%
Bosideng International Holdings Ltd.	1,372,000	403,089
CLP Holdings Ltd.	514,500	4,752,582
Esprit Holdings Ltd.	583,112	1,698,203
Power Assets Holdings Ltd.	514,500	4,257,521
SOHO China Ltd.	1,531,500	1,389,147
Television Broadcasts Ltd.	686,000	4,695,375
VTech Holdings Ltd.	926,100	10,812,124
Yue Yuen Industrial (Holdings) Ltd.	514,500	1,646,902

		29,654,943
ITALY—9.23%
A2A SpA	1,514,345	2,175,026
Enel SpA	1,304,772	7,537,331
Eni SpA	1,317,120	28,731,217
Parmalat SpA	1,091,426	2,843,472
Snam Rete Gas SpA	1,239,945	7,166,406
Telecom Italia SpA	681,884	859,834
Terna SpA	1,145,963	5,200,435

		54,513,721
JAPAN—1.68%
Eisai Co. Ltd.	102,900	4,172,522
Ono Pharmaceutical Co. Ltd.	102,900	5,745,550

		9,918,072
NETHERLANDS—0.80%
Koninklijke KPN NV	329,966	4,716,008

		4,716,008
NEW ZEALAND—2.76%
Fletcher Building Ltd.	1,336,671	9,495,700
Telecom Corp. of New Zealand Ltd.	2,977,583	6,829,754

		16,325,454

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

July 31, 2011

NORWAY—2.59%
Fred Olsen Energy ASA	164,297	6,357,585
Seadrill Ltd.	256,966	8,962,463

		15,320,048
PORTUGAL—2.53%
BRISA - Auto-estradas de Portugal SA	1,500,518	6,986,234
Energias de Portugal SA	2,282,382	7,937,077

		14,923,311
SINGAPORE—3.14%
Keppel Corp. Ltd.	1,111,800	10,224,404
SembCorp Industries Ltd.	1,029,000	4,333,981
StarHub Ltd.	1,715,000	4,017,695

		18,576,080
SPAIN—5.26%
Endesa SA	315,607	9,276,903
Gas Natural SDG SA	414,137	8,352,440
Mapfre SA	940,229	3,349,401
Telefonica SA	450,746	10,072,080

		31,050,824
SWEDEN—2.21%
Hennes & Mauritz AB Class B	320,019	10,913,111
Peab AB	235,298	1,558,917
TeliaSonera AB	75,670	578,354

		13,050,382
SWITZERLAND—1.48%
Swisscom AG Registered	8,808	4,240,848
Zurich Financial Services AG Registered(a)	18,882	4,501,304

		8,742,152
UNITED KINGDOM—21.05%
Aviva PLC	751,170	4,917,385
British American Tobacco PLC	502,495	23,264,765
Cable & Wireless Communications PLC	787,528	478,309
Catlin Group Ltd.	872,249	5,933,365
Close Brothers Group PLC	598,192	7,305,574
Dairy Crest Group PLC	557,718	3,437,680
FirstGroup PLC	583,443	3,490,895
Hays PLC	613,970	905,536
Home Retail Group PLC	848,239	1,888,073
HSBC Holdings PLC	379,015	3,698,700
National Grid PLC	734,363	7,196,576
Provident Financial PLC	947,023	17,348,644
Royal Dutch Shell PLC Class A	610,805	22,469,813
RSA Insurance Group PLC	1,047,865	2,261,892
Scottish & Southern Energy PLC	717,213	15,387,376
United Business Media Ltd.	427,035	3,792,290

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

July 31, 2011

Vodafone Group PLC	203,056	573,304

		124,350,177

TOTAL COMMON STOCKS
(Cost: $572,427,334)		587,392,433

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	257,908	257,908

		257,908

TOTAL SHORT-TERM INVESTMENTS
(Cost: $257,908)		257,908

TOTAL INVESTMENTS IN SECURITIES—99.46%
(Cost: $572,685,242)		587,650,341
Other Assets, Less Liabilities—0.54%		3,189,939

NET ASSETS—100.00%		$590,840,280

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.89%

AEROSPACE & DEFENSE—2.28%
General Dynamics Corp.	1,035,336	$70,547,795
Northrop Grumman Corp.	1,254,468	75,907,859

		146,455,654
AGRICULTURE—6.18%
Altria Group Inc.	2,626,404	69,074,425
Lorillard Inc.	2,367,870	251,515,152
Universal Corp.(a)	2,063,095	75,756,848

		396,346,425
APPAREL—2.28%
VF Corp.	1,251,275	146,148,920

		146,148,920
BANKS—3.86%
Bank of Hawaii Corp.	1,644,877	73,706,938
BB&T Corp.	944,033	24,242,768
F.N.B. Corp.	2,136,059	21,360,590
FirstMerit Corp.	1,448,119	21,157,019
Trustmark Corp.	1,631,675	35,554,198
United Bankshares Inc.	1,717,426	40,977,784
Valley National Bancorp	2,340,706	30,780,284

		247,779,581
BEVERAGES—1.22%
Coca-Cola Co. (The)	1,153,241	78,431,920

		78,431,920
BUILDING MATERIALS—0.16%
Masco Corp.	971,844	10,252,954

		10,252,954
CHEMICALS—4.84%
Eastman Chemical Co.	919,461	88,810,738
International Flavors & Fragrances Inc.	833,071	50,958,953
PPG Industries Inc.	1,168,728	98,406,898
RPM International Inc.	1,739,791	36,674,794
Sensient Technologies Corp.	959,818	35,628,444

		310,479,827
COMMERCIAL SERVICES—1.45%
Deluxe Corp.	1,927,999	45,385,096
R.R. Donnelley & Sons Co.	2,533,050	47,646,671

		93,031,767

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2011

COSMETICS & PERSONAL CARE—0.53%
Avon Products Inc.	1,283,174	33,657,654

		33,657,654
DISTRIBUTION & WHOLESALE—2.45%
Genuine Parts Co.	1,382,896	73,514,751
Watsco Inc.(a)	1,417,825	83,906,884

		157,421,635
ELECTRIC—28.09%
Alliant Energy Corp.	1,844,045	72,673,813
American Electric Power Co. Inc.	2,208,168	81,393,072
Black Hills Corp.(a)	1,993,043	59,552,125
CenterPoint Energy Inc.	2,111,952	41,352,020
Cleco Corp.	1,407,270	48,860,414
CMS Energy Corp.	1,930,254	36,945,062
Dominion Resources Inc.	1,859,466	90,091,128
DPL Inc.(b)	2,019,952	61,103,548
DTE Energy Co.	2,085,565	103,944,560
Edison International	1,416,058	53,909,328
Entergy Corp.	2,021,027	135,004,604
Exelon Corp.	2,254,636	99,361,808
FirstEnergy Corp.	2,627,181	117,303,632
Integrys Energy Group Inc.	2,382,627	119,631,702
NextEra Energy Inc.	1,665,254	92,005,283
Northeast Utilities	1,386,563	47,143,142
OGE Energy Corp.	1,371,588	68,634,264
PG&E Corp.	1,650,985	68,400,309
Pinnacle West Capital Corp.	2,204,160	93,346,176
PPL Corp.	2,361,822	65,894,834
Public Service Enterprise Group Inc.	1,861,049	60,949,355
SCANA Corp.	2,007,496	78,673,768
TECO Energy Inc.	2,053,027	38,042,590
UniSource Energy Corp.	1,834,638	67,551,371

		1,801,767,908
ELECTRICAL COMPONENTS & EQUIPMENT—1.73%
Emerson Electric Co.	1,033,124	50,716,057
Hubbell Inc. Class B	1,013,303	60,261,130

		110,977,187
ELECTRONICS—1.08%
Garmin Ltd.(b)	2,124,429	69,320,118
		69,320,118
ENVIRONMENTAL CONTROL—1.27%
Republic Services Inc.	1,152,704	33,462,997
Waste Management Inc.	1,515,270	47,715,852

		81,178,849
FOOD—3.99%
General Mills Inc.	1,335,698	49,888,320
H.J. Heinz Co.	1,547,376	81,453,873
Kraft Foods Inc. Class A	1,586,148	54,531,768
Sara Lee Corp.	1,238,776	23,673,009

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2011

Sysco Corp.	1,510,879	46,217,789

		255,764,759
FOREST PRODUCTS & PAPER—0.80%
MeadWestvaco Corp.	1,646,587	51,274,719

		51,274,719
GAS—5.28%
AGL Resources Inc.	2,009,646	81,993,557
New Jersey Resources Corp.	1,438,527	62,734,162
Nicor Inc.	1,503,646	82,249,436
NiSource Inc.	2,294,543	46,189,151
Sempra Energy	1,291,191	65,450,472

		338,616,778
HOUSEHOLD PRODUCTS & WARES—4.98%
Avery Dennison Corp.	826,310	26,070,080
Clorox Co. (The)	1,501,462	107,489,665
Kimberly-Clark Corp.	1,810,747	118,350,424
Tupperware Brands Corp.	1,076,220	67,252,988

		319,163,157
INSURANCE—3.56%
Allstate Corp. (The)	1,112,491	30,838,250
Arthur J. Gallagher & Co.	1,865,753	52,464,974
Cincinnati Financial Corp.	2,165,702	59,188,636
Mercury General Corp.	2,317,084	86,056,500

		228,548,360
MACHINERY—1.54%
Briggs & Stratton Corp.	963,421	16,513,036
Caterpillar Inc.	833,041	82,296,120

		98,809,156
MANUFACTURING—3.35%
Eaton Corp.	1,985,704	95,214,507
General Electric Co.	1,195,673	21,414,503
Honeywell International Inc.	1,001,842	53,197,810
Leggett & Platt Inc.	2,079,978	45,135,523

		214,962,343
MEDIA—0.72%
McGraw-Hill Companies Inc. (The)	1,111,256	46,228,250

		46,228,250
METAL FABRICATE & HARDWARE—0.27%
Commercial Metals Co.	1,213,968	17,614,676

		17,614,676
OFFICE & BUSINESS EQUIPMENT—0.90%
Pitney Bowes Inc.	2,675,981	57,667,391

		57,667,391

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2011

OIL & GAS—2.29%
Chevron Corp.	1,412,480	146,926,170

		146,926,170
PACKAGING & CONTAINERS—0.72%
Sonoco Products Co.	1,441,517	46,200,620

		46,200,620
PHARMACEUTICALS—3.89%
Bristol-Myers Squibb Co.	2,100,567	60,202,250
Eli Lilly and Co.	2,399,454	91,899,088
Merck & Co. Inc.	1,810,927	61,806,939
Pfizer Inc.	1,833,585	35,278,175

		249,186,452
PIPELINES—1.71%
ONEOK Inc.	1,506,693	109,672,183

		109,672,183
RETAIL—3.31%
Darden Restaurants Inc.	1,096,374	55,695,799
Home Depot Inc. (The)	1,174,186	41,014,317
McDonald’s Corp.	1,336,590	115,588,303

		212,298,419
SAVINGS & LOANS—1.83%
Astoria Financial Corp.	1,643,196	19,143,233
First Niagara Financial Group Inc.	1,925,184	23,583,504
Hudson City Bancorp Inc.	2,076,421	17,130,473
New York Community Bancorp Inc.	2,420,358	32,747,444
People’s United Financial Inc.	1,959,761	24,849,770

		117,454,424
TELECOMMUNICATIONS—2.75%
AT&T Inc.	2,474,857	72,414,316
CenturyLink Inc.	2,792,994	103,648,007

		176,062,323
TOYS, GAMES & HOBBIES—0.58%
Mattel Inc.	1,390,532	37,071,583

		37,071,583

TOTAL COMMON STOCKS
(Cost: $5,863,358,440)		6,406,772,162

SHORT-TERM INVESTMENTS—1.30%

MONEY MARKET FUNDS—1.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(a)(c)(d)	69,933,454	69,933,454
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(a)(c)(d)	5,988,233	5,988,233

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(c)	7,821,522	7,821,522

		83,743,209

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,743,209)		83,743,209

TOTAL INVESTMENTS IN SECURITIES—101.19%
(Cost: $5,947,101,649)		6,490,515,371
Other Assets, Less Liabilities—(1.19)%		(76,501,248)

NET ASSETS—100.00%		$6,414,014,123

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.93%

AIRLINES—6.46%
AMR Corp.(a)(b)	777,024	$3,294,582
Delta Air Lines Inc.(a)	716,370	5,652,159
JetBlue Airways Corp.(a)(b)	864,987	4,143,288
Southwest Airlines Co.	1,350,161	13,447,603
United Continental Holdings Inc.(a)(b)	797,997	14,459,706

		40,997,338
TRANSPORTATION—88.59%
Alexander & Baldwin Inc.	672,846	32,437,906
C.H. Robinson Worldwide Inc.	726,965	52,566,839
Con-way Inc.	814,860	29,840,173
CSX Corp.	804,320	19,762,142
Expeditors International of Washington Inc.	644,539	30,757,401
FedEx Corp.	724,664	62,958,808
J.B. Hunt Transport Services Inc.	709,088	32,079,141
Kansas City Southern Industries Inc.(a)(b)	567,753	33,696,141
Landstar System Inc.	704,108	31,579,244
Norfolk Southern Corp.	725,821	54,944,650
Overseas Shipholding Group Inc.(b)	940,789	22,898,804
Ryder System Inc.	606,606	34,164,050
Union Pacific Corp.	727,463	74,550,408
United Parcel Service Inc. Class B	726,467	50,286,046

		562,521,753

TRUCKING & LEASING—4.88%
GATX Corp.	785,647	30,978,061

		30,978,061

TOTAL COMMON STOCKS
(Cost: $696,426,634)		634,497,152

SHORT-TERM INVESTMENTS—8.40%

MONEY MARKET FUNDS—8.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	48,885,859	48,885,859
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	4,185,978	4,185,978

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

July 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	264,663	264,663

		53,336,500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,336,500)		53,336,500

TOTAL INVESTMENTS IN SECURITIES—108.33%
(Cost: $749,763,134)		687,833,652
Other Assets, Less Liabilities—(8.33)%		(52,867,036)

NET ASSETS—100.00%		$634,966,616

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.14%
Interpublic Group of Companies Inc. (The)	20,733	$203,391
Lamar Advertising Co. Class A(a)	2,503	63,726
Omnicom Group Inc.	11,991	562,618

		829,735
AEROSPACE & DEFENSE—1.74%
AAR Corp.	1,826	53,575
Alliant Techsystems Inc.	1,331	86,821
BE Aerospace Inc.(a)	4,110	163,578
Boeing Co. (The)	27,874	1,964,281
Curtiss-Wright Corp.	1,941	62,034
Esterline Technologies Corp.(a)	1,305	99,663
General Dynamics Corp.	13,310	906,943
Goodrich Corp.	5,322	506,335
Kaman Corp.	1,124	40,037
L-3 Communications Holdings Inc.	4,529	358,334
Lockheed Martin Corp.	11,868	898,764
Moog Inc. Class A(a)(b)	1,749	71,622
Northrop Grumman Corp.	11,690	707,362
Orbital Sciences Corp.(a)(b)	2,463	42,659
Raytheon Co.	15,550	695,551
Rockwell Collins Inc.	6,607	363,980
Spirit AeroSystems Holdings Inc. Class A(a)	5,012	102,696
Teledyne Technologies Inc.(a)(b)	1,569	85,087
TransDigm Group Inc.(a)	1,922	173,114
Triumph Group Inc.	1,626	87,544
United Technologies Corp.	34,199	2,833,045

		10,303,025
AGRICULTURE—2.00%
Altria Group Inc.	88,861	2,337,044
Archer-Daniels-Midland Co.	25,071	761,657
Bunge Ltd.	6,277	431,920
Lorillard Inc.	6,128	650,916
Monsanto Co.	23,091	1,696,727
Philip Morris International Inc.	75,893	5,401,305
Reynolds American Inc.	14,424	507,725
Universal Corp.	1,009	37,051

		11,824,345
AIRLINES—0.19%
Alaska Air Group Inc.(a)	1,580	96,569
AMR Corp.(a)(b)	14,221	60,297
Delta Air Lines Inc.(a)	36,064	284,545
JetBlue Airways Corp.(a)(b)	10,606	50,803
SkyWest Inc.	2,280	29,321
Southwest Airlines Co.	31,569	314,427
United Continental Holdings Inc.(a)(b)	14,101	255,510
US Airways Group Inc.(a)(b)	6,778	42,295

		1,133,767

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

APPAREL—0.63%
Carter’s Inc.(a)(b)	2,443	81,840
Coach Inc.	12,599	813,391
Crocs Inc.(a)	3,669	114,950
Deckers Outdoor Corp.(a)(b)	1,646	163,365
Guess? Inc.	2,738	104,373
Hanesbrands Inc.(a)	4,133	126,098
Iconix Brand Group Inc.(a)	3,111	72,580
Jones Group Inc. (The)	4,068	52,640
Nike Inc. Class B	12,459	1,123,179
Polo Ralph Lauren Corp.	2,741	370,227
SKECHERS U.S.A. Inc. Class A(a)	1,530	25,475
Timberland Co. Class A(a)	1,699	72,700
VF Corp.	3,650	426,320
Warnaco Group Inc. (The)(a)	1,896	101,057
Wolverine World Wide Inc.	2,081	78,807

		3,727,002
AUTO MANUFACTURERS—0.60%
Ford Motor Co.(a)	159,057	1,942,086
General Motors Co.(a)	24,634	681,869
Navistar International Corp.(a)	3,056	156,803
Oshkosh Corp.(a)	3,879	96,277
PACCAR Inc.	15,461	661,886

		3,538,921
AUTO PARTS & EQUIPMENT—0.45%
BorgWarner Inc.(a)	4,672	371,985
Cooper Tire & Rubber Co.	2,601	43,853
Dana Holding Corp.(a)	6,273	104,571
Goodyear Tire & Rubber Co. (The)(a)	10,244	165,645
Johnson Controls Inc.	28,632	1,057,952
Lear Corp.	4,475	219,275
Meritor Inc.(a)	4,046	54,621
Tenneco Inc.(a)(b)	2,595	103,644
TRW Automotive Holdings Corp.(a)	4,425	223,330
Visteon Corp.(a)	1,968	123,394
WABCO Holdings Inc.(a)	2,888	182,088

		2,650,358
BANKS—3.80%
Associated Banc-Corp	7,340	100,191
BancorpSouth Inc.	3,316	44,899
Bank of America Corp.	430,376	4,178,951
Bank of Hawaii Corp.	2,040	91,412
Bank of New York Mellon Corp. (The)	52,926	1,328,972
BB&T Corp.	29,514	757,920
BOK Financial Corp.	1,152	62,738
CapitalSource Inc.	12,643	81,674
Cathay General Bancorp	3,351	46,445
City National Corp.	2,084	111,869
Comerica Inc.	8,537	273,440
Commerce Bancshares Inc.	3,314	135,576
Cullen/Frost Bankers Inc.	2,469	133,030
East West Bancorp Inc.	6,321	117,318
F.N.B. Corp.	4,796	47,960
Fifth Third Bancorp	39,115	494,805
First Financial Bankshares Inc.	2,034	65,556
First Horizon National Corp.	11,161	100,337

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

First Midwest Bancorp Inc.	3,144	37,476
FirstMerit Corp.	4,545	66,402
Fulton Financial Corp.	8,425	85,514
Glacier Bancorp Inc.	3,057	40,169
Hancock Holding Co.	2,246	74,006
Huntington Bancshares Inc.	36,825	222,607
IBERIABANK Corp.	1,146	58,412
International Bancshares Corp.(b)	2,712	45,616
KeyCorp	40,546	325,990
M&T Bank Corp.	5,133	442,670
MB Financial Inc.	2,249	45,407
National Penn Bancshares Inc.	5,477	44,035
Northern Trust Corp.	9,271	416,314
Old National Bancorp	4,108	41,902
PacWest Bancorp	1,329	26,381
Park National Corp.	567	34,950
PNC Financial Services Group Inc. (The)(c)	22,444	1,218,485
Popular Inc.(a)	43,676	104,822
PrivateBancorp Inc.	2,644	31,173
Prosperity Bancshares Inc.	1,994	82,811
Regions Financial Corp.	53,505	325,845
Signature Bank(a)	1,734	102,583
State Street Corp.	21,406	887,707
SunTrust Banks Inc.	22,850	559,596
Susquehanna Bancshares Inc.	5,505	41,453
SVB Financial Group(a)	1,825	111,361
Synovus Financial Corp.	30,696	56,174
TCF Financial Corp.	6,320	80,390
Trustmark Corp.	2,425	52,841
U.S. Bancorp	81,602	2,126,548
UMB Financial Corp.	1,485	61,627
Umpqua Holdings Corp.	4,840	54,982
United Bankshares Inc.(b)	1,859	44,356
Valley National Bancorp	7,276	95,679
Webster Financial Corp.	3,157	64,466
Wells Fargo & Co.	212,658	5,941,665
Westamerica Bancorp	1,312	61,572
Wintrust Financial Corp.	1,485	50,757
Zions Bancorp	7,796	170,732

		22,508,569
BEVERAGES—2.17%
Brown-Forman Corp. Class A	786	55,963
Brown-Forman Corp. Class B NVS	3,774	277,615
Coca-Cola Co. (The)	90,851	6,178,777
Coca-Cola Enterprises Inc.	13,958	392,359
Constellation Brands Inc. Class A(a)	7,967	162,447
Dr Pepper Snapple Group Inc.	9,445	356,643
Green Mountain Coffee Roasters Inc.(a)	5,068	526,819
Hansen Natural Corp.(a)	3,014	230,933
Molson Coors Brewing Co. Class B NVS	6,799	306,295
PepsiCo Inc.	67,891	4,347,740

		12,835,591
BIOTECHNOLOGY—1.16%
Acorda Therapeutics Inc.(a)	1,666	47,314
Alexion Pharmaceuticals Inc.(a)(b)	7,727	438,894
Amgen Inc.(a)	39,814	2,177,826
Bio-Rad Laboratories Inc. Class A(a)	814	88,726
Biogen Idec Inc.(a)	9,697	987,833
Celgene Corp.(a)	20,080	1,190,744

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Charles River Laboratories International Inc.(a)	2,205	87,208
Human Genome Sciences Inc.(a)	7,999	168,059
Illumina Inc.(a)	5,300	330,985
Incyte Corp.(a)(b)	4,839	84,392
InterMune Inc.(a)	1,926	64,290
Life Technologies Corp.(a)	7,686	346,101
Myriad Genetics Inc.(a)(b)	3,659	77,827
Nektar Therapeutics(a)	4,874	31,388
PDL BioPharma Inc.	6,570	40,668
Regeneron Pharmaceuticals Inc.(a)(b)	3,061	162,417
Savient Pharmaceuticals Inc.(a)(b)	3,095	21,665
Seattle Genetics Inc.(a)(b)	4,239	72,190
Vertex Pharmaceuticals Inc.(a)	8,786	455,642

		6,874,169
BUILDING MATERIALS—0.13%
Eagle Materials Inc.	1,881	46,743
Lennox International Inc.	2,152	79,581
Martin Marietta Materials Inc.	1,931	146,022
Masco Corp.	15,325	161,679
Owens Corning(a)	4,996	177,757
Quanex Building Products Corp.	1,631	25,558
Simpson Manufacturing Co. Inc.	1,799	50,912
Texas Industries Inc.	995	38,417
USG Corp.(a)(b)	2,784	31,682

		758,351
CHEMICALS—2.15%
A. Schulman Inc.	1,332	29,504
Air Products and Chemicals Inc.	8,473	751,809
Airgas Inc.	3,078	211,459
Albemarle Corp.	3,898	259,529
Ashland Inc.	3,068	187,884
Cabot Corp.	2,566	100,331
Celanese Corp. Series A	6,684	368,489
CF Industries Holdings Inc.	3,033	471,086
Chemtura Corp.(a)	4,054	71,350
Cytec Industries Inc.	2,063	115,528
Dow Chemical Co. (The)	50,069	1,745,906
E.I. du Pont de Nemours and Co.	39,334	2,022,554
Eastman Chemical Co.	2,854	275,668
Ecolab Inc.	9,957	497,850
FMC Corp.	3,054	267,439
H.B. Fuller Co.	2,081	47,572
Huntsman Corp.	8,219	156,983
International Flavors & Fragrances Inc.	3,421	209,263
Intrepid Potash Inc.(a)	1,827	60,748
Lubrizol Corp.	2,795	376,207
LyondellBasell Industries NV Class A	14,477	571,262
Minerals Technologies Inc.	780	50,528
Mosaic Co. (The)	6,346	448,789
NewMarket Corp.	414	67,904
Olin Corp.	3,201	66,933
OM Group Inc.(a)(b)	1,304	47,309
PPG Industries Inc.	6,746	568,013
Praxair Inc.	12,953	1,342,449
Rockwood Holdings Inc.(a)	2,903	175,544
RPM International Inc.	5,504	116,024
Sensient Technologies Corp.	2,149	79,771
Sherwin-Williams Co. (The)	3,871	298,725
Sigma-Aldrich Corp.	4,464	299,534

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Solutia Inc.(a)	5,187	111,209
Valspar Corp. (The)	3,804	125,038
W.R. Grace & Co.(a)	2,586	130,438

		12,726,629
COAL—0.38%
Alpha Natural Resources Inc.(a)	9,586	409,418
Arch Coal Inc.	8,986	230,042
CONSOL Energy Inc.	9,631	516,221
Patriot Coal Corp.(a)	3,924	74,203
Peabody Energy Corp.	11,540	663,204
Walter Energy Inc.	2,783	341,112

		2,234,200
COMMERCIAL SERVICES—1.79%
Aaron’s Inc.	3,123	78,731
ABM Industries Inc.	2,055	46,238
Alliance Data Systems Corp.(a)(b)	2,219	218,216
Apollo Group Inc. Class A(a)	5,449	276,973
Arbitron Inc.	1,154	45,144
Avis Budget Group Inc.(a)	4,477	67,647
Career Education Corp.(a)	2,819	63,963
Chemed Corp.	912	55,459
Coinstar Inc.(a)(b)	1,322	64,593
Convergys Corp.(a)(b)	4,656	57,921
CoreLogic Inc.(a)	4,749	74,939
Corporate Executive Board Co. (The)	1,468	59,674
Corrections Corp. of America(a)	4,658	99,961
Deluxe Corp.	2,194	51,647
DeVry Inc.	2,557	158,892
Equifax Inc.	5,263	180,837
Euronet Worldwide Inc.(a)(b)	2,022	34,698
FTI Consulting Inc.(a)(b)	1,794	65,104
Gartner Inc.(a)(b)	3,518	129,849
Genpact Ltd.(a)	4,539	74,893
GEO Group Inc. (The)(a)	2,756	57,325
H&R Block Inc.	12,985	194,256
HealthSpring Inc.(a)	2,852	117,046
Hertz Global Holdings Inc.(a)	10,078	141,797
Hillenbrand Inc.	2,624	57,439
HMS Holdings Corp.(a)(b)	1,151	87,016
Iron Mountain Inc.	7,790	246,398
ITT Educational Services Inc.(a)(b)	1,209	103,575
Lender Processing Services Inc.	3,697	69,615
Live Nation Entertainment Inc.(a)	6,657	73,893
Manpower Inc.	3,492	176,416
MasterCard Inc. Class A	4,515	1,369,174
McKesson Corp.	10,846	879,828
Monster Worldwide Inc.(a)	5,520	64,805
Moody’s Corp.	8,420	299,836
Morningstar Inc.	1,105	68,908
PAREXEL International Corp.(a)(b)	2,465	50,606
Pharmaceutical Product Development Inc.	4,507	129,937
PHH Corp.(a)	2,416	45,324
Quanta Services Inc.(a)	9,006	166,791
R.R. Donnelley & Sons Co.	8,746	164,512
Rent-A-Center Inc.	2,718	73,522
Resources Connection Inc.	1,953	25,428
Robert Half International Inc.	6,296	172,384
Rollins Inc.	3,216	61,393
SAIC Inc.(a)	15,253	244,506

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Service Corp. International	10,190	106,689
Sotheby’s	2,863	121,248
Strayer Education Inc.(b)	537	65,326
SuccessFactors Inc.(a)	3,368	90,936
TeleTech Holdings Inc.(a)(b)	1,308	25,885
Towers Watson & Co. Class A	2,313	141,440
TrueBlue Inc.(a)	1,905	28,594
United Rentals Inc.(a)	2,694	61,989
Valassis Communications Inc.(a)	2,101	56,307
Verisk Analytics Inc. Class A(a)	5,055	168,331
Visa Inc. Class A	22,335	1,910,536
VistaPrint NV(a)	1,709	45,630
Weight Watchers International Inc.	1,289	99,498
Western Union Co.	27,133	526,652
Wright Express Corp.(a)(b)	1,637	80,540

		10,576,710
COMPUTERS—6.47%
Accenture PLC Class A	27,336	1,616,651
Apple Inc.(a)	39,147	15,286,121
Brocade Communications Systems Inc.(a)	19,107	104,706
CACI International Inc. Class A(a)	1,297	76,627
Cadence Design Systems Inc.(a)	11,542	119,229
Cognizant Technology Solutions Corp. Class A(a)	12,945	904,467
Computer Sciences Corp.	6,557	231,331
Dell Inc.(a)	71,688	1,164,213
Diebold Inc.	2,851	86,214
DST Systems Inc.	1,569	80,317
Electronics For Imaging Inc.(a)(b)	2,014	34,661
EMC Corp.(a)(b)	88,021	2,295,588
FactSet Research Systems Inc.	1,819	167,512
Fortinet Inc.(a)	4,138	84,084
Hewlett-Packard Co.	92,795	3,262,672
IHS Inc. Class A(a)	2,001	147,454
Insight Enterprises Inc.(a)(b)	2,198	36,992
International Business Machines Corp.	52,045	9,464,383
Jack Henry & Associates Inc.	3,668	106,189
Lexmark International Inc. Class A(a)	3,346	112,325
Mentor Graphics Corp.(a)(b)	4,687	53,573
MICROS Systems Inc.(a)(b)	3,426	167,771
NCR Corp.(a)	6,778	135,221
NetApp Inc.(a)	15,415	732,521
Riverbed Technology Inc.(a)	6,277	179,711
SanDisk Corp.(a)	10,163	432,232
Seagate Technology PLC	18,352	254,909
Synaptics Inc.(a)(b)	1,456	35,774
Synopsys Inc.(a)	6,405	153,528
Teradata Corp.(a)	7,181	394,668
Unisys Corp.(a)	1,655	34,374
Western Digital Corp.(a)	9,907	341,395

		38,297,413
COSMETICS & PERSONAL CARE—1.72%
Avon Products Inc.	18,619	488,376
Colgate-Palmolive Co.	21,076	1,778,393
Estee Lauder Companies Inc. (The) Class A	5,086	533,572

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Procter & Gamble Co. (The)	119,457	7,345,411

		10,145,752
DISTRIBUTION & WHOLESALE—0.33%
Brightpoint Inc.(a)(b)	2,805	25,497
Central European Distribution Corp.(a)(b)	2,703	26,165
Fastenal Co.(b)	12,580	423,317
Genuine Parts Co.	6,716	357,023
Ingram Micro Inc. Class A(a)	6,691	124,118
LKQ Corp.(a)	6,215	152,702
Owens & Minor Inc.	2,726	83,143
Pool Corp.	2,083	55,720
Tech Data Corp.(a)	1,989	92,827
United Stationers Inc.	1,994	63,987
W.W. Grainger Inc.	2,488	369,145
Watsco Inc.	1,059	62,672
WESCO International Inc.(a)(b)	1,851	93,827

		1,930,143
DIVERSIFIED FINANCIAL SERVICES—4.61%
Affiliated Managers Group Inc.(a)	2,179	227,335
American Express Co.	45,431	2,273,367
Ameriprise Financial Inc.	10,581	572,432
BlackRock Inc.(c)	4,083	728,652
Capital One Financial Corp.	19,464	930,379
Charles Schwab Corp. (The)	41,875	625,194
CIT Group Inc.(a)	8,530	338,982
Citigroup Inc.	123,670	4,741,508
CME Group Inc.	2,869	829,686
Discover Financial Services	23,195	594,024
E*TRADE Financial Corp.(a)	10,870	172,616
Eaton Vance Corp.	5,036	135,066
Federated Investors Inc. Class B(b)	4,395	93,921
Franklin Resources Inc.	6,495	824,605
Goldman Sachs Group Inc. (The)	18,636	2,515,301
Greenhill & Co. Inc.(b)	1,268	55,843
IntercontinentalExchange Inc.(a)	3,141	387,285
Invesco Ltd.	19,723	437,456
Investment Technology Group Inc.(a)	1,813	22,064
Janus Capital Group Inc.	8,018	67,672
Jefferies Group Inc.	6,067	114,727
JPMorgan Chase & Co.	169,579	6,859,471
KBW Inc.	1,363	23,307
Knight Capital Group Inc. Class A(a)(b)	4,271	48,305
Legg Mason Inc.	6,067	178,491
MF Global Holdings Ltd.(a)(b)	6,961	51,303
Morgan Stanley	60,106	1,337,358
NASDAQ OMX Group Inc. (The)(a)	5,864	141,146
NYSE Euronext Inc.	11,058	370,001
optionsXpress Holdings Inc.	1,872	28,267
Piper Jaffray Companies Inc.(a)	814	23,997
Raymond James Financial Inc.	4,333	137,616
SLM Corp.	22,489	350,604
Stifel Financial Corp.(a)	2,290	86,928
T. Rowe Price Group Inc.	11,051	627,697
TD Ameritrade Holding Corp.	9,888	181,544
Waddell & Reed Financial Inc. Class A	3,670	134,689

		27,268,839
ELECTRIC—3.12%
AES Corp. (The)(a)	33,925	417,617
ALLETE Inc.	1,270	51,118
Alliant Energy Corp.	4,707	185,503

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Ameren Corp.	10,224	294,656
American Electric Power Co. Inc.	20,337	749,622
Avista Corp.	2,409	60,731
Black Hills Corp.	1,666	49,780
Calpine Corp.(a)	14,897	242,076
CenterPoint Energy Inc.	16,817	329,277
Cleco Corp.	2,591	89,960
CMS Energy Corp.	10,757	205,889
Consolidated Edison Inc.	12,389	651,661
Constellation Energy Group Inc.	7,687	298,486
Dominion Resources Inc.	24,769	1,200,058
DPL Inc.	4,999	151,220
DTE Energy Co.	7,173	357,502
Duke Energy Corp.	56,287	1,046,938
Dynegy Inc.(a)	4,370	24,996
Edison International	12,767	486,040
El Paso Electric Co.	1,818	60,812
Entergy Corp.	7,628	509,550
Exelon Corp.	28,158	1,240,923
FirstEnergy Corp.	17,834	796,288
GenOn Energy Inc.(a)	32,548	126,612
Great Plains Energy Inc.	5,773	116,442
Hawaiian Electric Industries Inc.	4,041	94,559
IDACORP Inc.	2,081	81,596
Integrys Energy Group Inc.	3,321	166,748
ITC Holdings Corp.	2,161	151,832
MDU Resources Group Inc.	7,409	159,738
NextEra Energy Inc.	17,952	991,848
Northeast Utilities	7,464	253,776
NorthWestern Corp.	1,541	49,343
NRG Energy Inc.(a)	10,287	252,237
NSTAR	4,418	195,850
NV Energy Inc.	9,960	147,806
OGE Energy Corp.	4,142	207,266
Pepco Holdings Inc.	9,605	179,421
PG&E Corp.	16,907	700,457
Pinnacle West Capital Corp.	4,623	195,784
PNM Resources Inc.	3,366	50,557
Portland General Electric Co.	3,214	79,643
PPL Corp.	23,948	668,149
Progress Energy Inc.	12,471	582,895
Public Service Enterprise Group Inc.	21,701	710,708
SCANA Corp.	4,933	193,324
Southern Co.	35,783	1,414,860
TECO Energy Inc.	8,610	159,543
UIL Holdings Corp.	2,173	69,384
UniSource Energy Corp.	1,572	57,881
Westar Energy Inc.	4,842	124,972
Wisconsin Energy Corp.	9,976	305,764
Xcel Energy Inc.	20,650	495,600

		18,485,298
ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
AMETEK Inc.	6,864	291,720
Belden Inc.	1,991	73,368
Emerson Electric Co.	32,223	1,581,827
Energizer Holdings Inc.(a)	2,962	238,856
EnerSys Inc.(a)(b)	1,975	63,161
General Cable Corp.(a)	2,221	88,329
GrafTech International Ltd.(a)	5,614	108,126
Hubbell Inc. Class B	2,243	133,391
Littelfuse Inc.	981	50,119

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Molex Inc.	2,759	64,781
Molex Inc. Class A NVS	3,081	60,850
SunPower Corp. Class A(a)(b)	2,297	45,090
SunPower Corp. Class B(a)	1,802	27,318
Universal Display Corp.(a)	1,668	49,890

		2,876,826
ELECTRONICS—0.94%
Agilent Technologies Inc.(a)	14,715	620,384
Amphenol Corp. Class A	7,513	367,311
Arrow Electronics Inc.(a)	4,948	171,943
Avnet Inc.(a)	6,453	189,073
AVX Corp.	2,216	30,847
Benchmark Electronics Inc.(a)(b)	2,599	38,075
Brady Corp. Class A	2,088	61,805
Checkpoint Systems Inc.(a)(b)	1,704	26,753
Cymer Inc.(a)	1,193	52,528
Dolby Laboratories Inc. Class A(a)(b)	2,281	96,623
Flextronics International Ltd.(a)(b)	32,404	209,006
FLIR Systems Inc.	6,748	185,300
Garmin Ltd.(b)	5,254	171,438
Gentex Corp.	6,081	172,335
Itron Inc.(a)	1,719	73,986
Jabil Circuit Inc.	8,546	156,477
Mettler-Toledo International Inc.(a)(b)	1,374	212,709
National Instruments Corp.	3,964	102,430
PerkinElmer Inc.	4,848	118,582
Plexus Corp.(a)(b)	1,605	47,364
TE Connectivity Ltd.	18,751	645,597
Thermo Fisher Scientific Inc.(a)	16,344	982,111
Thomas & Betts Corp.(a)	2,250	109,755
Trimble Navigation Ltd.(a)	5,219	185,692
Vishay Intertechnology Inc.(a)	6,413	88,307
Waters Corp.(a)	3,898	342,595
Woodward Inc.	2,501	86,284

		5,545,310
ENERGY - ALTERNATE SOURCES—0.06%
Covanta Holding Corp.	5,281	91,256
First Solar Inc.(a)(b)	2,389	282,451

		373,707
ENGINEERING & CONSTRUCTION—0.30%
AECOM Technology Corp.(a)	4,417	109,277
EMCOR Group Inc.(a)	2,827	78,930
Fluor Corp.	7,543	479,207
Foster Wheeler AG(a)	5,305	143,765
Granite Construction Inc.	1,477	34,532
Insituform Technologies Inc. Class A(a)(b)	1,682	33,724
Jacobs Engineering Group Inc.(a)	5,361	209,830
KBR Inc.	6,425	229,051
McDermott International Inc.(a)	9,954	200,772
Shaw Group Inc. (The)(a)	3,470	89,804
URS Corp.(a)	3,357	137,066

		1,745,958
ENTERTAINMENT—0.15%
Bally Technologies Inc.(a)(b)	2,291	90,334
DreamWorks Animation SKG Inc. Class A(a)(b)	2,648	57,885

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

International Game Technology	12,658	235,312
International Speedway Corp. Class A	1,195	33,424
Madison Square Garden Inc. Class A(a)	2,643	70,040
Penn National Gaming Inc.(a)(b)	2,906	121,849
Pinnacle Entertainment Inc.(a)(b)	2,621	37,821
Regal Entertainment Group Class A	3,366	43,051
Scientific Games Corp. Class A(a)	2,913	26,625
Six Flags Entertainment Corp.	2,338	82,321
Vail Resorts Inc.	1,556	71,187

		869,849
ENVIRONMENTAL CONTROL—0.33%
Calgon Carbon Corp.(a)	2,373	35,334
Clean Harbors Inc.(a)	1,962	103,496
Darling International Inc.(a)	4,992	84,265
Mine Safety Appliances Co.	1,375	46,915
Nalco Holding Co.	5,860	207,151
Republic Services Inc.	13,350	387,550
Stericycle Inc.(a)	3,621	297,357
Tetra Tech Inc.(a)(b)	2,656	58,432
Waste Connections Inc.	4,846	156,235
Waste Management Inc.	17,711	557,719

		1,934,454
FOOD—1.79%
Campbell Soup Co.	8,467	279,834
Chiquita Brands International Inc.(a)	1,945	23,029
ConAgra Foods Inc.	17,447	446,818
Corn Products International Inc.	3,208	163,255
Dean Foods Co.(a)	7,686	84,700
Flowers Foods Inc.	5,871	128,692
Fresh Del Monte Produce Inc.	1,672	40,981
General Mills Inc.	25,816	964,228
H.J. Heinz Co.	13,579	714,799
Hain Celestial Group Inc.(a)	1,535	49,626
Hershey Co. (The)	6,531	368,610
Hormel Foods Corp.	6,157	178,368
J.M. Smucker Co. (The)	4,950	385,704
Kellogg Co.	10,679	595,675
Kraft Foods Inc. Class A	69,103	2,375,761
Kroger Co. (The)	24,632	612,598
McCormick & Co. Inc. NVS	5,099	248,066
Ralcorp Holdings Inc.(a)	2,336	202,064
Ruddick Corp.	1,811	75,881
Safeway Inc.	15,115	304,869
Sara Lee Corp.	25,126	480,158
Smithfield Foods Inc.(a)	6,593	145,178
SUPERVALU Inc.	9,115	78,389
Sysco Corp.	25,147	769,247
Tootsie Roll Industries Inc.(b)	1,347	37,783
TreeHouse Foods Inc.(a)	1,524	78,699
Tyson Foods Inc. Class A	13,112	230,247
United Natural Foods Inc.(a)(b)	1,870	78,072
Whole Foods Market Inc.	6,580	438,886

		10,580,217
FOREST PRODUCTS & PAPER—0.39%
AbitibiBowater Inc.(a)	3,140	57,399
Domtar Corp.	1,788	142,951
International Paper Co.	17,238	511,969

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Louisiana-Pacific Corp.(a)	5,671	43,950
MeadWestvaco Corp.	7,179	223,554
Plum Creek Timber Co. Inc.(b)	6,939	265,208
Potlatch Corp.(b)	1,699	56,441
Rayonier Inc.(b)	3,457	222,804
Rock-Tenn Co. Class A	2,890	177,619
Temple-Inland Inc.	4,589	137,762
Weyerhaeuser Co.	22,783	455,432

		2,295,089
GAS—0.41%
AGL Resources Inc.	3,357	136,966
Atmos Energy Corp.	3,847	128,605
Energen Corp.	3,080	181,135
Laclede Group Inc. (The)	886	33,004
National Fuel Gas Co.	3,319	240,229
New Jersey Resources Corp.	1,779	77,582
Nicor Inc.	1,940	106,118
NiSource Inc.	11,776	237,051
Northwest Natural Gas Co.	1,142	50,945
Piedmont Natural Gas Co.	3,084	89,960
Sempra Energy	9,523	482,721
South Jersey Industries Inc.	1,285	64,893
Southern Union Co.	5,045	216,935
Southwest Gas Corp.	1,974	73,610
UGI Corp.	4,688	142,046
Vectren Corp.	3,462	91,431
WGL Holdings Inc.	2,144	83,209

		2,436,440
HAND & MACHINE TOOLS—0.16%
Kennametal Inc.	3,480	137,216
Lincoln Electric Holdings Inc.	3,600	123,192
Regal Beloit Corp.	1,644	99,676
Snap-on Inc.	2,491	141,638
Stanley Black & Decker Inc.	7,140	469,598

		971,320
HEALTH CARE - PRODUCTS—3.30%
Alere Inc.(a)	3,572	105,338
Baxter International Inc.	24,481	1,424,060
Becton, Dickinson and Co.	8,767	733,009
Boston Scientific Corp.(a)	65,171	466,624
C.R. Bard Inc.	3,690	364,129
CareFusion Corp.(a)	9,429	248,831
Cepheid Inc.(a)	2,629	99,271
Cooper Companies Inc. (The)	1,946	148,850
Covidien PLC	21,072	1,070,247
DENTSPLY International Inc.	6,087	230,636
Edwards Lifesciences Corp.(a)	4,896	349,330
Gen-Probe Inc.(a)	2,079	125,883
Haemonetics Corp.(a)(b)	1,086	71,133
Henry Schein Inc.(a)	3,892	258,662
Hill-Rom Holdings Inc.	2,662	99,266
Hologic Inc.(a)	11,018	204,604
IDEXX Laboratories Inc.(a)	2,447	202,954
Immucor Inc.(a)	2,617	69,351
Intuitive Surgical Inc.(a)	1,677	671,722
Invacare Corp.	1,311	39,304
Johnson & Johnson	116,727	7,562,742

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Kinetic Concepts Inc.(a)	2,714	181,675
Masimo Corp.	2,279	63,311
Medtronic Inc.	46,215	1,666,051
NuVasive Inc.(a)(b)	1,689	48,339
Patterson Companies Inc.	4,363	134,555
PSS World Medical Inc.(a)	2,369	56,690
ResMed Inc.(a)(b)	6,515	197,339
Sirona Dental Systems Inc.(a)	2,375	120,128
St. Jude Medical Inc.	13,915	647,048
Steris Corp.	2,310	80,827
Stryker Corp.	12,720	691,205
TECHNE Corp.	1,581	119,824
Thoratec Corp.(a)	2,440	82,204
Varian Medical Systems Inc.(a)(b)	5,094	319,699
West Pharmaceutical Services Inc.	1,427	62,603
Zimmer Holdings Inc.(a)	8,208	492,644

		19,510,088
HEALTH CARE - SERVICES—1.30%
Aetna Inc.	16,180	671,308
Amedisys Inc.(a)(b)	1,252	32,377
AMERIGROUP Corp.(a)(b)	2,116	116,380
Brookdale Senior Living Inc.(a)(b)	4,297	91,913
Centene Corp.(a)	2,132	69,951
Community Health Systems Inc.(a)	4,024	103,980
Covance Inc.(a)	2,578	147,590
Coventry Health Care Inc.(a)	6,314	202,048
DaVita Inc.(a)	4,090	341,679
HCA Holdings Inc.(a)	5,271	140,630
Health Management Associates Inc. Class A(a)	10,635	101,032
Health Net Inc.(a)	4,159	116,951
HealthSouth Corp.(a)	3,987	97,283
Humana Inc.	7,181	535,559
Laboratory Corp. of America Holdings(a)	4,274	387,908
LifePoint Hospitals Inc.(a)	2,255	83,661
Lincare Holdings Inc.	4,043	103,460
Magellan Health Services Inc.(a)(b)	1,359	70,804
MEDNAX Inc.(a)	2,050	139,728
Quest Diagnostics Inc.	6,700	361,867
Tenet Healthcare Corp.(a)	20,478	113,858
UnitedHealth Group Inc.	46,936	2,329,434
Universal Health Services Inc. Class B	3,829	190,072
WellCare Health Plans Inc.(a)	1,794	78,667
WellPoint Inc.	15,817	1,068,438

		7,696,578
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	8,230	277,104

		277,104
HOME BUILDERS—0.13%
D.R. Horton Inc.	11,848	140,754
KB Home	3,147	26,718
Lennar Corp. Class A	6,674	118,063
M.D.C. Holdings Inc.	1,538	34,774
NVR Inc.(a)	252	171,383
Pulte Group Inc.(a)	14,387	98,839
Ryland Group Inc.	1,926	28,370
Thor Industries Inc.	1,628	40,260

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Toll Brothers Inc.(a)	6,264	125,030

		784,191
HOME FURNISHINGS—0.10%
Harman International Industries Inc.	2,954	122,887
Tempur-Pedic International Inc.(a)	2,930	210,989
TiVo Inc.(a)	5,153	48,438
Whirlpool Corp.	3,243	224,513

		606,827
HOUSEHOLD PRODUCTS & WARES—0.50%
Avery Dennison Corp.	4,558	143,805
Church & Dwight Co. Inc.	6,090	245,671
Clorox Co. (The)	5,689	407,276
Fortune Brands Inc.	6,553	394,556
Fossil Inc.(a)	1,923	241,663
Jarden Corp.	3,926	121,667
Kimberly-Clark Corp.	16,768	1,095,956
Scotts Miracle-Gro Co. (The) Class A	1,912	96,480
Tupperware Brands Corp.	2,674	167,098
WD-40 Co.	728	31,886

		2,946,058
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	12,496	193,938
Toro Co. (The)	1,337	71,971

		265,909
INSURANCE—3.44%
ACE Ltd.	14,445	967,526
Aflac Inc.	20,097	925,668
Alleghany Corp.(a)	358	117,929
Allied World Assurance Co. Holdings Ltd.	1,623	88,372
Allstate Corp. (The)	21,083	584,421
American Financial Group Inc.	3,880	131,842
American International Group Inc.(a)	18,535	531,955
American National Insurance Co.	602	45,114
Aon Corp.	12,784	615,166
Arch Capital Group Ltd.(a)	5,655	191,139
Argo Group International Holdings Ltd.(b)	1,324	38,926
Arthur J. Gallagher & Co.	4,699	132,136
Aspen Insurance Holdings Ltd.	2,796	72,416
Assurant Inc.	4,117	146,648
Assured Guaranty Ltd.	7,223	102,205
Axis Capital Holdings Ltd.	5,516	175,795
Berkshire Hathaway Inc. Class B(a)	41,081	3,046,978
Brown & Brown Inc.	4,908	107,044
Chubb Corp. (The)	12,531	782,937
CIGNA Corp.	11,571	575,889
Cincinnati Financial Corp.	6,477	177,016
CNO Financial Group Inc.(a)	9,668	71,060
Delphi Financial Group Inc. Class A	2,060	55,455
Endurance Specialty Holdings Ltd.	1,728	70,399
Erie Indemnity Co. Class A	1,199	88,366
Everest Re Group Ltd.	2,209	181,403
Fidelity National Financial Inc. Class A	9,526	155,274
First American Financial Corp.	4,215	67,398
Genworth Financial Inc. Class A(a)	20,761	172,732
Hanover Insurance Group Inc. (The)	2,037	73,760

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Hartford Financial Services Group Inc. (The)	18,956	443,950
HCC Insurance Holdings Inc.	4,910	147,938
Horace Mann Educators Corp.	1,637	23,835
Lincoln National Corp.	13,410	355,365
Loews Corp.	15,286	609,453
Markel Corp.(a)	420	168,176
Marsh & McLennan Companies Inc.	23,365	689,034
MBIA Inc.(a)(b)	6,687	61,520
Mercury General Corp.	1,132	42,042
MetLife Inc.	35,116	1,447,130
MGIC Investment Corp.(a)	7,954	31,657
Montpelier Re Holdings Ltd.	2,660	45,912
Old Republic International Corp.	10,410	108,680
PartnerRe Ltd.	2,881	192,508
Platinum Underwriters Holdings Ltd.	1,601	54,994
Principal Financial Group Inc.	12,813	354,023
ProAssurance Corp.(a)(b)	1,245	86,714
Progressive Corp. (The)	26,266	516,915
Protective Life Corp.	3,653	77,663
Prudential Financial Inc.	20,622	1,210,099
Radian Group Inc.	5,645	17,895
Reinsurance Group of America Inc.	3,147	183,187
RenaissanceRe Holdings Ltd.	2,208	153,655
RLI Corp.	756	47,741
Selective Insurance Group Inc.	2,308	37,828
StanCorp Financial Group Inc.	1,933	64,292
Torchmark Corp.	4,960	200,334
Tower Group Inc.	1,632	37,308
Transatlantic Holdings Inc.	2,666	136,526
Travelers Companies Inc. (The)	17,864	984,842
Unitrin Inc.	1,900	53,523
Unum Group	13,134	320,338
Validus Holdings Ltd.	3,016	80,195
W.R. Berkley Corp.	5,279	162,540
White Mountains Insurance Group Ltd.	278	117,146
Willis Group Holdings PLC(b)	7,308	299,190
XL Group PLC	13,190	270,659

		20,327,776
INTERNET—2.95%
AboveNet Inc.	966	58,820
Akamai Technologies Inc.(a)	7,992	193,566
Amazon.com Inc.(a)	15,038	3,346,256
AOL Inc.(a)(b)	4,522	77,688
Ariba Inc.(a)	3,997	132,181
Check Point Software Technologies Ltd.(a)(b)	7,172	413,466
Digital River Inc.(a)(b)	1,715	43,732
EarthLink Inc.	4,582	36,839
eBay Inc.(a)	47,871	1,567,775
Equinix Inc.(a)	1,995	208,418
Expedia Inc.	8,540	270,633
F5 Networks Inc.(a)	3,427	320,356
Google Inc. Class A(a)	10,602	6,400,321
IAC/InterActiveCorp(a)	3,641	150,701
j2 Global Communications Inc.(a)(b)	1,970	52,678
Liberty Media Corp. - Liberty Interactive Group Series A(a)	24,037	394,447
Netflix Inc.(a)	1,926	512,297
Priceline.com Inc.(a)(b)	2,095	1,126,377
Rackspace Hosting Inc.(a)	4,591	183,640
Shutterfly Inc.(a)	1,305	70,992
Symantec Corp.(a)	32,563	620,651
TIBCO Software Inc.(a)	7,116	185,301

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

ValueClick Inc.(a)(b)	3,470	62,668
VeriSign Inc.	7,188	224,337
WebMD Health Corp.(a)	2,501	88,160
Websense Inc.(a)(b)	1,556	35,290
Yahoo! Inc.(a)	52,143	683,073

		17,460,663
IRON & STEEL—0.33%
AK Steel Holding Corp.	4,621	56,145
Allegheny Technologies Inc.	3,741	217,689
Carpenter Technology Corp.	1,882	108,102
Cliffs Natural Resources Inc.	5,778	518,980
Nucor Corp.	12,159	472,863
Reliance Steel & Aluminum Co.	3,167	148,881
Schnitzer Steel Industries Inc. Class A	1,033	52,466
Steel Dynamics Inc.	9,321	145,594
United States Steel Corp.	6,110	244,339

		1,965,059
LEISURE TIME—0.27%
Brunswick Corp.	3,808	83,129
Carnival Corp.	17,582	585,481
Harley-Davidson Inc.	9,939	431,253
Life Time Fitness Inc.(a)	1,705	71,201
Polaris Industries Inc.	1,358	160,991
Royal Caribbean Cruises Ltd.(a)	5,729	175,422
WMS Industries Inc.(a)	2,450	67,546

		1,575,023
LODGING—0.52%
Choice Hotels International Inc.	1,497	45,644
Gaylord Entertainment Co.(a)	1,815	53,252
Hyatt Hotels Corp. Class A(a)	1,558	60,435
Las Vegas Sands Corp.(a)	20,393	962,142
Marriott International Inc. Class A	13,651	443,657
MGM Resorts International(a)	13,798	208,488
Orient-Express Hotels Ltd. Class A(a)	3,990	39,461
Starwood Hotels & Resorts Worldwide Inc.	8,320	457,267
Wyndham Worldwide Corp.	7,253	250,881
Wynn Resorts Ltd.	3,780	580,910

		3,102,137
MACHINERY—1.24%
AGCO Corp.(a)	4,041	191,624
Astec Industries Inc.(a)	894	33,543
Babcock & Wilcox Co. (The)(a)	4,977	124,325
Briggs & Stratton Corp.	2,327	39,885
Caterpillar Inc.	24,683	2,438,433
Cognex Corp.	1,637	55,576
Cummins Inc.	7,591	796,144
Deere & Co.	17,964	1,410,354
Flowserve Corp.	2,379	236,425
Gardner Denver Inc.	2,230	190,197
Graco Inc.	2,559	112,417
IDEX Corp.	3,443	142,816
Intermec Inc.(a)	2,031	21,894
Joy Global Inc.	4,467	419,541
Manitowoc Co. Inc. (The)	5,637	78,862
Middleby Corp. (The)(a)	790	66,739

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Nordson Corp.	2,645	134,974
Robbins & Myers Inc.	1,640	79,114
Rockwell Automation Inc.	6,039	433,359
Terex Corp.(a)	4,678	103,898
Wabtec Corp.	2,053	132,459
Zebra Technologies Corp. Class A(a)	2,331	93,240

		7,335,819
MACHINERY - DIVERSIFIED—0.01%
Chart Industries Inc.(a)(b)	1,323	70,198

		70,198
MANUFACTURING—3.57%
3M Co.	27,850	2,426,849
A.O. Smith Corp.	1,653	68,550
Actuant Corp. Class A	3,036	75,020
Acuity Brands Inc.	1,842	89,687
AptarGroup Inc.	2,684	137,018
Brink’s Co. (The)	1,996	59,561
Carlisle Companies Inc.	2,614	113,003
Ceradyne Inc.(a)	1,082	35,068
CLARCOR Inc.	2,136	94,112
Cooper Industries PLC	7,042	368,367
Crane Co.	2,168	100,422
Danaher Corp.	23,515	1,154,822
Donaldson Co. Inc.	3,041	168,411
Dover Corp.	7,930	479,527
Eastman Kodak Co.(a)(b)	11,173	26,815
Eaton Corp.	14,539	697,145
ESCO Technologies Inc.	1,139	39,500
General Electric Co.	455,344	8,155,211
Harsco Corp.	3,430	94,016
Hexcel Corp.(a)(b)	4,111	98,417
Honeywell International Inc.	30,454	1,617,107
Illinois Tool Works Inc.	18,290	910,842
Ingersoll-Rand PLC	14,131	528,782
ITT Corp.	7,823	417,279
Lancaster Colony Corp.	858	51,591
Leggett & Platt Inc.	6,098	132,327
Matthews International Corp. Class A	1,279	46,287
Pall Corp.	4,925	244,181
Parker Hannifin Corp.	6,873	543,104
Pentair Inc.	4,206	154,823
Polypore International Inc.(a)(b)	1,705	115,940
Roper Industries Inc.	4,089	333,785
SPX Corp.	2,171	163,346
Teleflex Inc.	1,720	103,596
Textron Inc.	11,773	272,309
Trinity Industries Inc.	3,397	101,197
Tyco International Ltd.	20,002	885,889

		21,103,906
MEDIA—2.83%
AMC Networks Inc. Class A(a)	2,483	92,343
Cablevision NY Group Class A	9,937	242,065
CBS Corp. Class B NVS	26,671	729,985
Charter Communications Inc. Class A(a)	1,675	90,450
Comcast Corp. Class A	87,857	2,110,325
Comcast Corp. Class A Special	28,975	676,276
CTC Media Inc.	2,333	49,133

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

DIRECTV Class A(a)	32,761	1,660,327
Discovery Communications Inc. Series A(a)	5,930	236,014
Discovery Communications Inc. Series C(a)	5,670	204,290
DISH Network Corp. Class A(a)	8,747	259,174
Gannett Co. Inc.	10,236	130,611
John Wiley & Sons Inc. Class A	2,184	109,331
Liberty Global Inc. Series A(a)	4,804	200,807
Liberty Global Inc. Series C(a)	4,815	192,456
Liberty Media Corp. - Liberty Capital Group Series A(a)	3,184	254,115
Liberty Media Corp. - Starz Series A(a)	2,233	171,405
McGraw-Hill Companies Inc. (The)	12,988	540,301
Meredith Corp.	1,531	45,700
New York Times Co. (The) Class A(a)(b)	5,937	50,939
News Corp. Class A NVS	77,431	1,240,445
News Corp. Class B	18,548	306,042
Nielsen Holdings NV(a)	3,048	91,318
Scholastic Corp.	947	27,198
Scripps Networks Interactive Inc. Class A	3,937	182,441
Time Warner Cable Inc.	14,357	1,052,512
Time Warner Inc.	47,349	1,664,791
Viacom Inc. Class B NVS	22,766	1,102,330
Walt Disney Co. (The)	75,805	2,927,589
Washington Post Co. (The) Class B	215	86,495

		16,727,208
METAL FABRICATE & HARDWARE—0.25%
Commercial Metals Co.	4,890	70,954
Kaydon Corp.	1,407	50,160
Mueller Industries Inc.	1,626	61,024
Mueller Water Products Inc. Class A	6,374	20,843
Precision Castparts Corp.	6,046	975,703
Timken Co. (The)	3,354	146,469
Valmont Industries Inc.	970	94,429
Worthington Industries Inc.	2,578	54,061

		1,473,643
MINING—0.90%
Alcoa Inc.	45,333	667,755
Allied Nevada Gold Corp.(a)	3,487	132,855
Coeur d’Alene Mines Corp.(a)	3,762	102,665
Compass Minerals International Inc.	1,394	109,764
Freeport-McMoRan Copper & Gold Inc.	40,157	2,126,715
Hecla Mining Co.(a)	11,994	93,193
Kaiser Aluminum Corp.	625	34,887
Molycorp Inc.(a)(b)	2,365	150,485
Newmont Mining Corp.	20,631	1,147,290
Royal Gold Inc.	2,313	148,263
RTI International Metals Inc.(a)	1,289	41,338
Southern Copper Corp.	9,026	308,328
Titanium Metals Corp.	3,654	65,005
Vulcan Materials Co.	4,975	170,593

		5,299,136
OFFICE & BUSINESS EQUIPMENT—0.12%
Pitney Bowes Inc.	7,983	172,034
Xerox Corp.	58,810	548,697

		720,731

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

OFFICE FURNISHINGS—0.02%
Herman Miller Inc.	2,563	58,975
HNI Corp.	1,600	33,456

		92,431
OIL & GAS—9.33%
Anadarko Petroleum Corp.	21,468	1,772,398
Apache Corp.	16,336	2,021,090
Atlas Energy Inc. Escrow(a)(d)	3,656	366
Atwood Oceanics Inc.(a)	2,379	111,099
Berry Petroleum Co. Class A	2,038	116,879
Bill Barrett Corp.(a)	1,763	87,727
Brigham Exploration Co.(a)	4,986	158,555
Cabot Oil & Gas Corp.	4,429	328,100
Carrizo Oil & Gas Inc.(a)	1,456	55,910
Chesapeake Energy Corp.	28,109	965,544
Chevron Corp.	85,546	8,898,495
Cimarex Energy Co.	3,647	321,374
Comstock Resources Inc.(a)	1,973	62,939
Concho Resources Inc.(a)	4,362	408,196
ConocoPhillips	56,121	4,040,151
Continental Resources Inc.(a)	2,474	169,692
Denbury Resources Inc.(a)(b)	16,954	327,551
Devon Energy Corp.	17,089	1,344,904
Diamond Offshore Drilling Inc.	2,794	189,517
EOG Resources Inc.	11,455	1,168,410
EQT Corp.	6,363	403,923
EXCO Resources Inc.	7,293	116,032
Exxon Mobil Corp.	210,229	16,774,172
Forest Oil Corp.(a)	4,836	125,736
Helmerich & Payne Inc.	4,129	285,107
Hess Corp.	13,042	894,159
HollyFrontier Corp.	4,443	334,958
Marathon Oil Corp.	30,289	938,050
Marathon Petroleum Corp.(a)	15,140	662,981
McMoRan Exploration Co.(a)	4,629	77,952
Murphy Oil Corp.	8,250	529,815
Nabors Industries Ltd.(a)	12,126	320,248
Newfield Exploration Co.(a)	5,693	383,822
Noble Corp.	10,753	396,463
Noble Energy Inc.	7,519	749,494
Occidental Petroleum Corp.	34,560	3,393,101
Parker Drilling Co.(a)	5,003	31,719
Patterson-UTI Energy Inc.	6,595	214,535
Penn Virginia Corp.	1,931	25,335
Petrohawk Energy Corp.(a)	12,817	489,481
Pioneer Natural Resources Co.	4,981	463,183
Plains Exploration & Production Co.(a)	5,932	231,407
QEP Resources Inc.	7,455	326,753
Quicksilver Resources Inc.(a)	5,161	73,028
Range Resources Corp.	6,799	443,023
Rosetta Resources Inc.(a)(b)	2,238	115,861
Rowan Companies Inc.(a)	5,378	210,656
SandRidge Energy Inc.(a)	16,351	188,364
SM Energy Co.	2,723	205,178
Southwestern Energy Co.(a)	14,763	657,839
Sunoco Inc.	5,127	208,413
Swift Energy Co.(a)	1,784	67,970
Tesoro Corp.(a)	6,135	149,019
Transocean Ltd.	13,651	840,356
Ultra Petroleum Corp.(a)	6,474	303,113

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Unit Corp.(a)	2,059	123,561
Valero Energy Corp.	24,299	610,391
Whiting Petroleum Corp.(a)	4,994	292,648

		55,206,743
OIL & GAS SERVICES—2.37%
Baker Hughes Inc.	18,531	1,433,929
Cameron International Corp.(a)	10,374	580,322
CARBO Ceramics Inc.	857	133,752
Complete Production Services Inc.(a)(b)	3,123	121,422
Core Laboratories NV	1,943	211,165
Dresser-Rand Group Inc.(a)(b)	3,435	183,498
Dril-Quip Inc.(a)(b)	1,315	92,721
Exterran Holdings Inc.(a)	2,711	50,099
FMC Technologies Inc.(a)(b)	10,243	467,081
Global Industries Ltd.(a)	4,428	22,716
Halliburton Co.	38,724	2,119,365
Helix Energy Solutions Group Inc.(a)(b)	4,499	88,090
Key Energy Services Inc.(a)(b)	6,044	117,798
Lufkin Industries Inc.	1,291	105,191
National Oilwell Varco Inc.	18,034	1,452,999
Oceaneering International Inc.	4,626	199,843
Oil States International Inc.(a)	2,192	176,894
Schlumberger Ltd.	58,226	5,261,884
SEACOR Holdings Inc.	926	92,933
Superior Energy Services Inc.(a)	3,354	139,157
Tetra Technologies Inc.(a)	3,298	42,445
Tidewater Inc.	2,202	119,657
Weatherford International Ltd.(a)	31,610	692,891
World Fuel Services Corp.	3,040	114,395

		14,020,247
PACKAGING & CONTAINERS—0.23%
Ball Corp.	7,224	280,291
Bemis Co. Inc.	4,559	144,064
Crown Holdings Inc.(a)	6,645	255,235
Greif Inc. Class A	1,048	63,980
Owens-Illinois Inc.(a)	7,016	162,561
Packaging Corp. of America	4,373	116,628
Sealed Air Corp.	6,811	146,641
Silgan Holdings Inc.	1,994	77,327
Sonoco Products Co.	4,278	137,110

		1,383,837
PHARMACEUTICALS—4.92%
Abbott Laboratories	65,658	3,369,569
Alkermes Inc.(a)(b)	4,049	69,805
Allergan Inc.	13,126	1,067,275
AmerisourceBergen Corp.	11,701	448,265
Amylin Pharmaceuticals Inc.(a)	5,525	65,803
Auxilium Pharmaceuticals Inc.(a)(b)	2,010	37,667
BioMarin Pharmaceutical Inc.(a)	4,756	148,530
Bristol-Myers Squibb Co.	73,313	2,101,151
Cardinal Health Inc.	14,872	650,799
Catalyst Health Solutions Inc.(a)	1,856	121,624
Cephalon Inc.(a)(b)	3,229	258,126
Cubist Pharmaceuticals Inc.(a)	2,505	85,095
Dendreon Corp.(a)(b)	6,227	229,776
Eli Lilly and Co.	41,898	1,604,693
Endo Pharmaceuticals Holdings Inc.(a)(b)	4,435	165,204

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Express Scripts Inc.(a)(b)	20,907	1,134,414
Forest Laboratories Inc.(a)	12,292	455,542
Gilead Sciences Inc.(a)	33,931	1,437,317
Herbalife Ltd.	5,049	281,330
Hospira Inc.(a)	7,115	363,719
Impax Laboratories Inc.(a)	2,730	57,821
Isis Pharmaceuticals Inc.(a)(b)	3,966	34,266
Mead Johnson Nutrition Co. Class A	8,722	622,489
Medco Health Solutions Inc.(a)	17,054	1,072,356
Medicis Pharmaceutical Corp. Class A	2,628	97,709
Merck & Co. Inc.	131,164	4,476,627
Mylan Inc.(a)	18,505	421,544
Omnicare Inc.	4,981	151,920
Onyx Pharmaceuticals Inc.(a)(b)	2,642	87,133
Par Pharmaceutical Companies Inc.(a)(b)	1,658	53,703
Perrigo Co.	3,560	321,504
Pfizer Inc.	343,758	6,613,904
Pharmasset Inc.(a)	1,563	189,717
Salix Pharmaceuticals Ltd.(a)	2,249	87,216
Theravance Inc.(a)(b)	2,935	62,750
United Therapeutics Corp.(a)	2,179	125,031
VCA Antech Inc.(a)	3,663	71,575
Warner Chilcott PLC Class A	5,941	124,880
Watson Pharmaceuticals Inc.(a)(b)	5,392	361,965

		29,129,814
PIPELINES—0.47%
El Paso Corp.	32,652	670,999
Kinder Morgan Inc.(a)	4,065	114,755
ONEOK Inc.	4,267	310,595
Questar Corp.	7,547	139,091
Spectra Energy Corp.	27,620	746,292
Williams Companies Inc. (The)	24,955	791,074

		2,772,806
REAL ESTATE—0.17%
Brookfield Office Properties Inc.	11,053	209,454
CB Richard Ellis Group Inc. Class A(a)	12,532	273,198
Forest City Enterprises Inc. Class A(a)	5,537	99,721
Forestar Group Inc.(a)(b)	1,526	24,874
Howard Hughes Corp. (The)(a)	1,601	96,796
Jones Lang LaSalle Inc.	1,829	155,684
St. Joe Co. (The)(a)(b)	3,925	69,512
Starwood Property Trust Inc.	4,029	78,163

		1,007,402
REAL ESTATE INVESTMENT TRUSTS—2.64%
Alexandria Real Estate Equities Inc.	2,598	213,036
American Campus Communities Inc.(b)	2,848	106,003
American Capital Agency Corp.	7,346	205,100
Annaly Capital Management Inc.	33,824	567,567
Apartment Investment and Management Co. Class A	5,069	138,384
AvalonBay Communities Inc.	3,634	487,646
BioMed Realty Trust Inc.	5,571	109,303
Boston Properties Inc.	6,211	666,813
Brandywine Realty Trust	5,795	69,482
BRE Properties Inc. Class A(b)	3,103	162,845
Camden Property Trust	2,987	200,338
CBL & Associates Properties Inc.	6,039	107,253
Chimera Investment Corp.	43,787	134,864

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Colonial Properties Trust(b)	3,595	77,472
CommonWealth REIT	3,489	82,410
Corporate Office Properties Trust	2,862	88,922
DCT Industrial Trust Inc.	10,478	56,791
Developers Diversified Realty Corp.	9,721	142,024
DiamondRock Hospitality Co.	7,173	73,308
Digital Realty Trust Inc.(b)	4,057	248,329
Douglas Emmett Inc.	5,267	105,340
Duke Realty Corp.	10,704	150,284
DuPont Fabros Technology Inc.(b)	2,624	66,886
EastGroup Properties Inc.	1,166	51,910
Entertainment Properties Trust	1,997	92,841
Equity Lifestyle Properties Inc.	1,639	106,797
Equity Residential	12,563	776,645
Essex Property Trust Inc.	1,378	193,416
Extra Space Storage Inc.	3,803	80,852
Federal Realty Investment Trust	2,650	231,451
Franklin Street Properties Corp.	3,189	40,213
General Growth Properties Inc.	16,759	281,719
Hatteras Financial Corp.	3,064	82,176
HCP Inc.	17,319	636,127
Health Care REIT Inc.	7,536	397,750
Healthcare Realty Trust Inc.(b)	3,138	61,505
Highwoods Properties Inc.	2,954	101,706
Home Properties Inc.	1,632	106,929
Hospitality Properties Trust	5,270	133,067
Host Hotels & Resorts Inc.	29,188	462,630
Kilroy Realty Corp.	2,456	94,752
Kimco Realty Corp.	17,317	329,542
LaSalle Hotel Properties	3,318	82,983
Lexington Realty Trust	5,909	49,636
Liberty Property Trust	4,879	165,691
Macerich Co. (The)	5,527	293,650
Mack-Cali Realty Corp.	3,710	123,432
MFA Financial Inc.	14,667	109,856
Mid-America Apartment Communities Inc.(b)	1,550	109,724
National Retail Properties Inc.	3,655	91,704
Omega Healthcare Investors Inc.(b)	4,366	85,748
Piedmont Office Realty Trust Inc. Class A	7,335	150,734
Post Properties Inc.(b)	2,128	90,227
ProLogis Inc.	18,092	644,618
Public Storage	6,013	719,335
Realty Income Corp.(b)	5,310	172,363
Redwood Trust Inc.	2,990	42,847
Regency Centers Corp.	3,491	156,816
Senior Housing Properties Trust	6,037	144,526
Simon Property Group Inc.	12,493	1,505,531
SL Green Realty Corp.	3,454	283,297
Sunstone Hotel Investors Inc.(a)(b)	5,033	44,844
Tanger Factory Outlet Centers Inc.	3,419	93,852
Taubman Centers Inc.	2,380	142,562
UDR Inc.	8,087	212,769
Ventas Inc.	11,182	605,282
Vornado Realty Trust	7,860	735,303
Washington Real Estate Investment Trust	2,805	89,816
Weingarten Realty Investors	5,106	131,326

		15,600,900
RETAIL—5.62%
99 Cents Only Stores(a)(b)	2,306	45,544
Abercrombie & Fitch Co. Class A	3,766	275,370
Advance Auto Parts Inc.	3,368	185,139

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Aeropostale Inc.(a)	3,444	58,031
American Eagle Outfitters Inc.	8,392	110,271
ANN Inc.(a)	2,212	57,379
Ascena Retail Group Inc.(a)	2,714	87,716
AutoNation Inc.(a)(b)	2,081	78,266
AutoZone Inc.(a)	1,075	306,859
Bed Bath & Beyond Inc.(a)	10,666	623,854
Best Buy Co. Inc.	13,546	373,870
Big Lots Inc.(a)	3,228	112,431
BJ’s Wholesale Club Inc.(a)	2,289	115,251
Bob Evans Farms Inc.	1,285	44,384
Brinker International Inc.	3,798	91,228
Buckle Inc. (The)	1,144	50,691
CarMax Inc.(a)	9,626	307,743
Casey’s General Stores Inc.	1,601	72,045
Cato Corp. (The) Class A	1,157	32,188
CEC Entertainment Inc.	846	32,740
Cheesecake Factory Inc. (The)(a)	2,353	67,837
Chico’s FAS Inc.	7,862	118,638
Children’s Place Retail Stores Inc. (The)(a)	1,106	53,442
Chipotle Mexican Grill Inc.(a)	1,328	431,042
Collective Brands Inc.(a)	2,676	31,523
Copart Inc.(a)	2,677	116,316
Costco Wholesale Corp.	18,446	1,443,399
Cracker Barrel Old Country Store Inc.	980	44,208
CVS Caremark Corp.	58,073	2,110,954
Darden Restaurants Inc.	5,941	301,803
Dick’s Sporting Goods Inc.(a)	3,873	143,301
Dillard’s Inc. Class A	1,836	103,293
Dollar Tree Inc.(a)	5,206	344,793
Family Dollar Stores Inc.	4,923	261,461
Foot Locker Inc.	6,606	143,548
GameStop Corp. Class A(a)(b)	6,004	141,574
Gap Inc. (The)	14,197	273,860
Genesco Inc.(a)	1,015	52,577
Group 1 Automotive Inc.	1,032	49,154
Home Depot Inc. (The)	68,192	2,381,947
HSN Inc.(a)	1,719	56,194
J. Crew Group Inc. Escrow(a)(d)	2,849	—
J.C. Penney Co. Inc.	6,866	211,198
Jack in the Box Inc.(a)	2,170	49,302
Kohl’s Corp.	11,761	643,444
Limited Brands Inc.	11,735	444,287
Lowe’s Companies Inc.	55,554	1,198,855
Macy’s Inc.	18,160	524,279
McDonald’s Corp.	44,521	3,850,176
Men’s Wearhouse Inc. (The)	2,189	71,777
MSC Industrial Direct Co. Inc. Class A	1,972	121,830
Nordstrom Inc.	7,247	363,510
Nu Skin Enterprises Inc. Class A(b)	2,379	89,308
O’Reilly Automotive Inc.(a)	5,874	349,503
Office Depot Inc.(a)	11,695	44,207
OfficeMax Inc.(a)(b)	3,597	25,467
P.F. Chang’s China Bistro Inc.	963	31,712
Panera Bread Co. Class A(a)	1,241	143,100
Papa John’s International Inc.(a)	860	26,841

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

PetSmart Inc.	4,836	208,045
PVH Corp.	2,631	188,248
RadioShack Corp.	4,547	63,294
Regis Corp.	2,448	36,353
Rite Aid Corp.(a)	25,257	32,834
Ross Stores Inc.	5,013	379,835
Saks Inc.(a)(b)	5,090	54,667
Sally Beauty Holdings Inc.(a)	4,121	70,881
Sears Holdings Corp.(a)(b)	2,024	141,012
Signet Jewelers Ltd.(a)	3,639	155,895
Sonic Corp.(a)	2,989	31,982
Staples Inc.	31,141	500,124
Starbucks Corp.	31,717	1,271,535
Target Corp.	26,791	1,379,469
Tiffany & Co.	5,389	428,911
TJX Companies Inc. (The)	16,885	933,741
Tractor Supply Co.	3,093	203,891
Ulta Salon, Cosmetics & Fragrance Inc.(a)	2,114	133,245
Under Armour Inc. Class A(a)	1,691	124,136
Urban Outfitters Inc.(a)(b)	5,492	178,710
Wal-Mart Stores Inc.	75,575	3,983,558
Walgreen Co.	39,077	1,525,566
Wendy’s Co. (The)	13,990	73,727
Williams-Sonoma Inc.	4,035	149,376
Yum! Brands Inc.	19,943	1,053,389

		33,223,084
SAVINGS & LOANS—0.18%
Astoria Financial Corp.	3,788	44,130
Capitol Federal Financial Inc.	7,121	81,464
First Niagara Financial Group Inc.	13,100	160,475
Hudson City Bancorp Inc.	20,786	171,484
New York Community Bancorp Inc.	18,573	251,293
People’s United Financial Inc.	15,259	193,484
Provident Financial Services Inc.	2,442	33,846
TFS Financial Corp.(a)	4,002	37,779
Washington Federal Inc.	4,804	81,236

		1,055,191
SEMICONDUCTORS—2.60%
Advanced Micro Devices Inc.(a)(b)	24,476	179,654
Altera Corp.	13,656	558,257
Amkor Technology Inc.(a)(b)	4,377	23,329
Analog Devices Inc.	12,702	436,949
Applied Materials Inc.	56,371	694,491
Applied Micro Circuits Corp.(a)	2,742	17,302
Atmel Corp.(a)	18,281	221,200
ATMI Inc.(a)(b)	1,358	25,327
Broadcom Corp. Class A(a)	20,676	766,459
Cabot Microelectronics Corp.(a)(b)	992	38,380
Cavium Inc.(a)(b)	2,083	71,843
Cree Inc.(a)(b)	4,664	153,259
Cypress Semiconductor Corp.(a)	7,150	147,147
Emulex Corp.(a)	3,812	32,211
Fairchild Semiconductor International Inc.(a)	5,481	82,270
Hittite Microwave Corp.(a)(b)	1,167	65,340
Integrated Device Technology Inc.(a)	6,531	44,672
Intel Corp.	234,199	5,229,664

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

International Rectifier Corp.(a)	2,970	76,299
Intersil Corp. Class A	5,351	64,480
IPG Photonics Corp.(a)	1,150	69,219
KLA-Tencor Corp.	7,151	284,753
Lam Research Corp.(a)	5,308	216,991
Linear Technology Corp.	8,920	261,356
LSI Corp.(a)	26,356	193,980
Marvell Technology Group Ltd.(a)	22,534	333,954
Maxim Integrated Products Inc.	12,711	291,845
MEMC Electronic Materials Inc.(a)	9,742	72,286
Microchip Technology Inc.	8,029	270,979
Micron Technology Inc.(a)	36,835	271,474
Microsemi Corp.(a)	3,678	73,008
National Semiconductor Corp.	10,213	252,465
NetLogic Microsystems Inc.(a)	2,931	101,266
Novellus Systems Inc.(a)(b)	3,811	118,293
NVIDIA Corp.(a)	25,391	351,158
OmniVision Technologies Inc.(a)	2,302	67,310
ON Semiconductor Corp.(a)	18,941	164,597
PMC-Sierra Inc.(a)	9,929	69,404
QLogic Corp.(a)	4,542	68,902
Rambus Inc.(a)	4,181	58,032
Rovi Corp.(a)(b)	4,801	254,309
Semtech Corp.(a)(b)	2,784	64,867
Silicon Laboratories Inc.(a)(b)	1,904	67,421
Skyworks Solutions Inc.(a)	7,909	200,177
Teradyne Inc.(a)	7,692	103,765
Tessera Technologies Inc.(a)	2,170	34,091
Texas Instruments Inc.	50,099	1,490,445
TriQuint Semiconductor Inc.(a)(b)	6,950	52,264
Varian Semiconductor Equipment Associates Inc.(a)	3,168	192,424
Veeco Instruments Inc.(a)(b)	1,724	68,598
Xilinx Inc.	11,025	353,903

		15,402,069

SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	1,948	65,219

		65,219
SOFTWARE—4.09%
ACI Worldwide Inc.(a)	1,417	51,239
Activision Blizzard Inc.	18,063	213,866
Acxiom Corp.(a)	3,445	47,334
Adobe Systems Inc.(a)	21,692	601,302
Advent Software Inc.(a)	1,522	35,356
Allscripts Healthcare Solutions Inc.(a)	7,953	144,347
ANSYS Inc.(a)(b)	3,920	198,352
athenahealth Inc.(a)(b)	1,466	86,186
Autodesk Inc.(a)	9,777	336,329
Automatic Data Processing Inc.	21,016	1,082,114
Blackboard Inc.(a)	1,502	65,427
BMC Software Inc.(a)	7,692	332,448
Broadridge Financial Solutions Inc.	5,321	122,702
CA Inc.	17,496	390,161
Cerner Corp.(a)	6,092	405,057
Citrix Systems Inc.(a)	8,009	576,968
CommVault Systems Inc.(a)	1,812	70,161
Compuware Corp.(a)	9,333	90,157
Concur Technologies Inc.(a)	2,009	91,289

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

CSG Systems International Inc.(a)(b)	1,486	26,391
Dun & Bradstreet Corp. (The)	2,122	153,951
Electronic Arts Inc.(a)	14,262	317,330
Fair Isaac Corp.	1,726	51,349
Fidelity National Information Services Inc.	11,106	333,402
Fiserv Inc.(a)	6,127	369,826
Global Payments Inc.	3,400	161,194
Informatica Corp.(a)	4,510	230,596
Intuit Inc.(a)	11,838	552,835
JDA Software Group Inc.(a)(b)	1,805	50,468
ManTech International Corp. Class A	995	40,596
Microsoft Corp.	318,921	8,738,435
MSCI Inc. Class A(a)	5,111	181,389
Nuance Communications Inc.(a)	9,647	193,036
Oracle Corp.	163,285	4,993,255
Parametric Technology Corp.(a)(b)	5,068	105,364
Paychex Inc.	13,824	390,252
Progress Software Corp.(a)(b)	2,883	69,480
QLIK Technologies Inc.(a)	2,552	77,351
Quality Systems Inc.	793	72,448
Quest Software Inc.(a)	2,675	50,772
Red Hat Inc.(a)	8,221	345,940
Salesforce.com Inc.(a)	5,157	746,269
SEI Investments Co.	6,486	128,293
Solera Holdings Inc.	2,990	167,081
Take-Two Interactive Software Inc.(a)	3,596	48,510
Total System Services Inc.	8,291	154,296
VeriFone Systems Inc.(a)	3,735	147,047
VMware Inc. Class A(a)	3,503	351,491

		24,189,442
TELECOMMUNICATIONS—4.85%
Acme Packet Inc.(a)	2,550	150,246
ADTRAN Inc.	2,776	91,858
Amdocs Ltd.(a)	7,622	240,322
American Tower Corp. Class A(a)	16,955	890,646
Anixter International Inc.	1,251	78,087
Arris Group Inc.(a)(b)	5,223	62,676
Aruba Networks Inc.(a)	3,559	81,679
AT&T Inc.	253,536	7,418,463
Black Box Corp.	743	21,168
CenturyLink Inc.	26,187	971,800
Ciena Corp.(a)(b)	3,941	60,928
Cincinnati Bell Inc.(a)(b)	8,778	30,372
Cisco Systems Inc.	236,530	3,777,384
Comtech Telecommunications Corp.	1,153	31,073
Corning Inc.	66,747	1,061,945
Crown Castle International Corp.(a)(b)	10,545	457,653
Finisar Corp.(a)(b)	3,812	64,956
Frontier Communications Corp.	42,503	318,347
Harmonic Inc.(a)(b)	5,423	29,447
Harris Corp.	5,500	219,285
InterDigital Inc.(b)	1,879	128,242
JDS Uniphase Corp.(a)	9,508	125,030
Juniper Networks Inc.(a)	22,509	526,486
Leap Wireless International Inc.(a)	2,625	35,332
Level 3 Communications Inc.(a)	72,565	158,192
MetroPCS Communications Inc.(a)	10,821	176,166

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

Motorola Mobility Holdings Inc.(a)	12,533	280,489
Motorola Solutions Inc.(a)	12,601	565,659
NeuStar Inc. Class A(a)	3,208	83,536
NII Holdings Inc.(a)	7,216	305,598
Plantronics Inc.	2,036	69,733
Polycom Inc.(a)	7,518	203,212
QUALCOMM Inc.	70,145	3,842,543
RF Micro Devices Inc.(a)	11,623	78,455
SBA Communications Corp. Class A(a)(b)	4,891	186,689
Sonus Networks Inc.(a)	9,086	26,895
Sprint Nextel Corp.(a)	127,619	539,828
Tekelec(a)(b)	2,670	20,960
Telephone and Data Systems Inc.	2,149	60,946
Telephone and Data Systems Inc. Special	1,838	45,803
Tellabs Inc.	14,228	58,904
tw telecom inc.(a)(b)	6,476	127,901
United States Cellular Corp.(a)(b)	656	28,989
Verizon Communications Inc.	120,629	4,256,997
ViaSat Inc.(a)(b)	1,776	79,796
Virgin Media Inc.	12,307	325,643
Windstream Corp.	21,745	265,506

		28,661,865
TEXTILES—0.05%
Cintas Corp.	5,346	174,012
G&K Services Inc. Class A	810	27,597
Mohawk Industries Inc.(a)	2,356	122,583

		324,192
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	5,218	206,424
Mattel Inc.	14,827	395,288

		601,712
TRANSPORTATION—1.74%
Alexander & Baldwin Inc.	1,766	85,139
Arkansas Best Corp.	1,074	25,840
Bristow Group Inc.	1,451	70,345
C.H. Robinson Worldwide Inc.	7,072	511,376
Con-way Inc.	2,355	86,240
CSX Corp.	47,406	1,164,765
Expeditors International of Washington Inc.	9,098	434,157
FedEx Corp.	12,547	1,090,083
Forward Air Corp.	1,263	39,355
Genesee & Wyoming Inc. Class A(a)(b)	1,657	91,201
Heartland Express Inc.	2,404	36,829
Hub Group Inc. Class A(a)(b)	1,683	59,713
J.B. Hunt Transport Services Inc.	4,291	194,125
Kansas City Southern Industries Inc.(a)	4,677	277,580
Kirby Corp.(a)	2,293	133,728
Knight Transportation Inc.	2,505	39,429
Landstar System Inc.	2,038	91,404
Norfolk Southern Corp.	15,197	1,150,413
Old Dominion Freight Line Inc.(a)	2,011	74,508
Overseas Shipholding Group Inc.(b)	1,159	28,210
Ryder System Inc.	2,210	124,467
Teekay Corp.	1,775	49,256
Union Pacific Corp.	20,953	2,147,264

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2011

United Parcel Service Inc. Class B	31,103	2,152,950
UTi Worldwide Inc.	4,332	70,048
Werner Enterprises Inc.	2,232	52,564

		10,280,989
TRUCKING & LEASING—0.01%
GATX Corp.	1,980	78,071

		78,071
WATER—0.06%
American Water Works Co. Inc.	7,449	208,572
Aqua America Inc.	5,848	123,685
California Water Service Group	1,965	35,979

		368,236

TOTAL COMMON STOCKS
(Cost: $557,460,046)		590,990,291

SHORT-TERM INVESTMENTS—2.87%

MONEY MARKET FUNDS—2.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(e)(f)	15,216,542	15,216,542
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(e)(f)	1,302,956	1,302,956
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(e)	491,494	491,494

		17,010,992

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,010,992)		17,010,992

TOTAL INVESTMENTS IN SECURITIES—102.78%
(Cost: $574,471,038)		608,001,283
Other Assets, Less Liabilities—(2.78)%		(16,457,047)

NET ASSETS—100.00%		$591,544,236

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.90%

ADVANCED MATERIALS/PRODUCTS—3.78%
Ceradyne Inc.(a)(b)	71,807	$2,327,265
Hexcel Corp.(a)(b)	191,761	4,590,758

		6,918,023
AEROSPACE/DEFENSE—44.83%
AeroVironment Inc.(a)(b)	102,617	2,958,448
Boeing Co. (The)	189,940	13,385,072
Cubic Corp.	51,690	2,509,033
Esterline Technologies Corp.(a)(b)	54,915	4,193,859
General Dynamics Corp.	149,809	10,207,985
Lockheed Martin Corp.	134,652	10,197,196
Northrop Grumman Corp.	149,847	9,067,242
Raytheon Co.	197,610	8,839,095
Rockwell Collins Inc.	123,191	6,786,592
Spirit AeroSystems Holdings Inc. Class A(a)	198,762	4,072,633
Teledyne Technologies Inc.(a)(b)	79,198	4,294,908
TransDigm Group Inc.(a)	61,476	5,537,143

		82,049,206
AEROSPACE/DEFENSE - EQUIPMENT—29.57%
AAR Corp.	113,087	3,317,972
Alliant Techsystems Inc.	57,798	3,770,163
BE Aerospace Inc.(a)	132,337	5,267,013
Curtiss-Wright Corp.	104,685	3,345,733
Goodrich Corp.	90,578	8,617,591
HEICO Corp. Class A	85,486	3,162,982
Moog Inc. Class A(a)(b)	87,929	3,600,692
Orbital Sciences Corp.(a)(b)	165,421	2,865,092
Triumph Group Inc.	78,482	4,225,471
United Technologies Corp.	192,337	15,933,197

		54,105,906
AUTOMOTIVE - MEDIUM & HEAVY DUTY TRUCKS—1.03%
Force Protection Inc.(a)	411,101	1,878,732

		1,878,732
DIVERSIFIED MANUFACTURING OPERATIONS—3.59%
Textron Inc.(b)	284,271	6,575,188

		6,575,188
ELECTRONIC MEASURING INSTRUMENTS—2.59%
FLIR Systems Inc.	172,564	4,738,607

		4,738,607
ELECTRONICS - MILITARY—3.82%
L-3 Communications Holdings Inc.	88,331	6,988,749

		6,988,749

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

July 31, 2011

ENTERPRISE SOFTWARE/SERVICES—1.43%
ManTech International Corp. Class A	64,010	2,611,608

		2,611,608
METAL PROCESSORS & FABRICATORS—7.50%
Precision Castparts Corp.	69,021	11,138,609
RBC Bearings Inc.(a)(b)	68,068	2,584,542

		13,723,151
SHIPBUILDING—1.76%
Huntington Ingalls Industries Inc.(a)	96,366	3,226,334

		3,226,334

TOTAL COMMON STOCKS
(Cost: $204,403,685)		182,815,504

SHORT-TERM INVESTMENTS—8.92%

MONEY MARKET FUNDS—8.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	14,917,046	14,917,046
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	1,277,311	1,277,311
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	126,173	126,173

		16,320,530

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,320,530)		16,320,530

TOTAL INVESTMENTS IN SECURITIES—108.82%
(Cost: $220,724,215)		199,136,034
Other Assets, Less Liabilities—(8.82)%		(16,138,615)

NET ASSETS—100.00%		$182,997,419

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.82%

CHEMICALS—54.07%
A. Schulman Inc.	53,537	$1,185,845
Air Products and Chemicals Inc.	343,664	30,493,307
Airgas Inc.	124,882	8,579,393
Albemarle Corp.	158,227	10,534,754
Ashland Inc.	124,465	7,622,237
Cabot Corp.	103,862	4,061,004
Celanese Corp. Series A	271,193	14,950,870
CF Industries Holdings Inc.	122,982	19,101,564
Chemtura Corp.(a)	164,555	2,896,168
Cytec Industries Inc.	83,851	4,695,656
Dow Chemical Co. (The)	2,030,729	70,811,520
E.I. du Pont de Nemours and Co.	1,595,216	82,026,007
Eastman Chemical Co.	115,790	11,184,156
Ecolab Inc.	403,949	20,197,450
FMC Corp.	123,927	10,852,287
H.B. Fuller Co.	85,886	1,963,354
Huntsman Corp.	332,921	6,358,791
International Flavors & Fragrances Inc.	138,968	8,500,673
Intrepid Potash Inc.(a)(b)	74,070	2,462,828
Lubrizol Corp.	113,606	15,291,368
LyondellBasell Industries NV Class A	587,481	23,182,000
Minerals Technologies Inc.	31,766	2,057,801
Mosaic Co. (The)	257,605	18,217,826
NewMarket Corp.	16,717	2,741,922
Olin Corp.	122,962	2,571,135
OM Group Inc.(a)(b)	53,124	1,927,339
PPG Industries Inc.	273,751	23,049,834
Praxair Inc.	525,491	54,461,887
Rockwood Holdings Inc.(a)(b)	117,858	7,126,873
RPM International Inc.	222,739	4,695,338
Sensient Technologies Corp.	86,378	3,206,351
Sigma-Aldrich Corp.	181,109	12,152,414
Solutia Inc.(a)	210,055	4,503,579
W.R. Grace & Co.(a)	104,238	5,257,765

		498,921,296
COAL—9.82%
Alpha Natural Resources Inc.(a)	389,217	16,623,458
Arch Coal Inc.	364,960	9,342,976
CONSOL Energy Inc.	390,685	20,940,716
Patriot Coal Corp.(a)(b)	158,574	2,998,634
Peabody Energy Corp.	468,382	26,917,914
Walter Energy Inc.	112,942	13,843,301

		90,666,999
ENVIRONMENTAL CONTROL—0.16%
Calgon Carbon Corp.(a)(b)	96,531	1,437,347

		1,437,347
FOREST PRODUCTS & PAPER—3.13%
AbitibiBowater Inc.(a)(b)	127,264	2,326,386
Domtar Corp.	72,587	5,803,331
International Paper Co.	699,336	20,770,279

		28,899,996

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

July 31, 2011

HOUSEHOLD PRODUCTS & WARES—0.63%
Avery Dennison Corp.	185,011	5,837,097

		5,837,097
IRON & STEEL—8.41%
AK Steel Holding Corp.	188,356	2,288,525
Allegheny Technologies Inc.	151,814	8,834,057
Carpenter Technology Corp.	76,198	4,376,813
Cliffs Natural Resources Inc.	234,412	21,054,886
Nucor Corp.	493,191	19,180,198
Reliance Steel & Aluminum Co.	128,451	6,038,481
Steel Dynamics Inc.	378,508	5,912,295
United States Steel Corp.	248,096	9,921,359

		77,606,614
MANUFACTURING—0.51%
Polypore International Inc.(a)(b)	68,873	4,683,364

		4,683,364
METAL FABRICATE & HARDWARE—0.55%
Commercial Metals Co.	198,664	2,882,615
Worthington Industries Inc.	103,821	2,177,126

		5,059,741
MINING—22.54%
Alcoa Inc.	1,839,412	27,094,539
Allied Nevada Gold Corp.(a)(b)	141,426	5,388,331
Coeur d’Alene Mines Corp.(a)	152,105	4,150,945
Compass Minerals International Inc.	56,612	4,457,629
Freeport-McMoRan Copper & Gold Inc.	1,628,521	86,246,472
Hecla Mining Co.(a)(b)	481,949	3,744,744
Kaiser Aluminum Corp.	25,663	1,432,509
Molycorp Inc.(a)(b)	95,478	6,075,265
Newmont Mining Corp.	836,810	46,535,004
Royal Gold Inc.	94,030	6,027,323
RTI International Metals Inc.(a)	51,802	1,661,290
Southern Copper Corp.	366,659	12,525,071
Titanium Metals Corp.	148,393	2,639,912

		207,979,034

TOTAL COMMON STOCKS
(Cost: $1,028,250,466)		921,091,488

SHORT-TERM INVESTMENTS—2.07%

MONEY MARKET FUNDS—2.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	16,505,144	16,505,144
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	1,413,296	1,413,296
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	1,208,559	1,208,559

		19,126,999

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

July 31, 2011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,126,999)	19,126,999

TOTAL INVESTMENTS IN SECURITIES—101.89%
(Cost: $1,047,377,465)	940,218,487
Other Assets, Less Liabilities—(1.89)%	(17,460,284)

NET ASSETS—100.00%	$922,758,203

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.89%

FINANCE-INVESTMENT BANKER/BROKER—67.09%
Charles Schwab Corp. (The)	265,250	$3,960,183
E*TRADE Financial Corp.(a)	203,670	3,234,280
GFI Group Inc.	321,030	1,457,476
Goldman Sachs Group Inc. (The)	45,337	6,119,135
Greenhill & Co. Inc.(b)	44,809	1,973,388
Interactive Brokers Group Inc. Class A	106,978	1,619,647
Investment Technology Group Inc.(a)(b)	125,887	1,532,045
Jefferies Group Inc.	128,155	2,423,411
KBW Inc.	88,286	1,509,691
Knight Capital Group Inc. Class A(a)(b)	184,709	2,089,059
LPL Investment Holdings Inc.(a)(b)	48,156	1,591,556
MF Global Holdings Ltd.(a)(b)	294,938	2,173,693
Morgan Stanley	230,116	5,120,081
optionsXpress Holdings Inc.	112,095	1,692,634
Piper Jaffray Companies Inc.(a)	57,067	1,682,335
Raymond James Financial Inc.	85,845	2,726,437
Stifel Financial Corp.(a)	65,783	2,497,123
TD Ameritrade Holding Corp.	162,041	2,975,073

		46,377,247
FINANCE - OTHER SERVICES—27.11%
BGC Partners Inc. Class A	206,305	1,689,638
CME Group Inc.	16,776	4,851,451
IntercontinentalExchange Inc.(a)	31,081	3,832,287
MarketAxess Holdings Inc.	76,944	2,010,547
NASDAQ OMX Group Inc. (The)(a)	116,798	2,811,328
NYSE Euronext Inc.	106,020	3,547,429

		18,742,680
INVESTMENT MANAGEMENT/ADVISORY SERVICES—5.69%
Ameriprise Financial Inc.	72,664	3,931,122

		3,931,122

TOTAL COMMON STOCKS
(Cost: $86,507,067)		69,051,049

SHORT-TERM INVESTMENTS—8.98%

MONEY MARKET FUNDS—8.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	5,651,883	5,651,883
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	483,957	483,957
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)
	68,829	68,829

		6,204,669

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

July 31, 2011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,204,669)	6,204,669

TOTAL INVESTMENTS IN SECURITIES—108.87%
(Cost: $92,711,736)	75,255,718
Other Assets, Less Liabilities—(8.87)%	(6,131,909)

NET ASSETS—100.00%	$69,123,809

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.85%

AGRICULTURE—19.28%
Altria Group Inc.	515,060	$13,546,077
Archer-Daniels-Midland Co.	145,284	4,413,728
Bunge Ltd.(a)	36,414	2,505,647
Lorillard Inc.	35,546	3,775,696
Monsanto Co.	133,843	9,834,784
Philip Morris International Inc.	439,856	31,304,552
Reynolds American Inc.	83,622	2,943,494
Universal Corp.	5,806	213,196

		68,537,174
APPAREL—5.90%
Carter’s Inc.(a)(b)	14,224	476,504
Coach Inc.	73,014	4,713,784
Crocs Inc.(b)	21,229	665,105
Deckers Outdoor Corp.(b)	9,527	945,555
Hanesbrands Inc.(a)(b)	23,831	727,084
Iconix Brand Group Inc.(b)	17,890	417,374
Jones Group Inc. (The)	21,580	279,245
Nike Inc. Class B	72,208	6,509,551
Polo Ralph Lauren Corp.	15,880	2,144,912
SKECHERS U.S.A. Inc. Class A(b)	8,854	147,419
Timberland Co. Class A(a)(b)	9,875	422,551
VF Corp.	21,168	2,472,422
Warnaco Group Inc. (The)(b)	10,991	585,820
Wolverine World Wide Inc.	12,073	457,204

		20,964,530
AUTO MANUFACTURERS—4.28%
Ford Motor Co.(b)	921,887	11,256,240
General Motors Co.(b)	142,833	3,953,618

		15,209,858
AUTO PARTS & EQUIPMENT—4.23%
BorgWarner Inc.(b)	27,101	2,157,782
Cooper Tire & Rubber Co.	15,134	255,159
Dana Holding Corp.(a)(b)	36,178	603,087
Goodyear Tire & Rubber Co. (The)(b)	59,328	959,334
Johnson Controls Inc.	165,960	6,132,222
Lear Corp.	26,005	1,274,245
Tenneco Inc.(a)(b)	14,950	597,103
TRW Automotive Holdings Corp.(a)(b)	25,697	1,296,927
Visteon Corp.(b)	11,451	717,978
WABCO Holdings Inc.(b)	16,672	1,051,170

		15,045,007
BEVERAGES—20.93%
Brown-Forman Corp. Class A	4,603	327,734
Brown-Forman Corp. Class B NVS	21,914	1,611,994
Coca-Cola Co. (The)	526,545	35,810,325
Coca-Cola Enterprises Inc.	80,877	2,273,452
Constellation Brands Inc. Class A(b)	46,252	943,078
Dr Pepper Snapple Group Inc.	54,762	2,067,813

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2011

Green Mountain Coffee Roasters Inc.(b)	29,388	3,054,883
Hansen Natural Corp.(b)	17,477	1,339,088
Molson Coors Brewing Co. Class B NVS	39,413	1,775,556
PepsiCo Inc.	393,488	25,198,971

		74,402,894
COSMETICS & PERSONAL CARE—16.54%
Avon Products Inc.	107,976	2,832,210
Colgate-Palmolive Co.	122,150	10,307,017
Estee Lauder Companies Inc. (The) Class A	29,494	3,094,216
Procter & Gamble Co. (The)	692,327	42,571,187

		58,804,630
DISTRIBUTION & WHOLESALE—0.96%
Central European Distribution Corp.(a)(b)	15,706	152,034
Genuine Parts Co.	38,972	2,071,752
LKQ Corp.(a)(b)	36,039	885,478
Pool Corp.	12,028	321,749

		3,431,013
ELECTRICAL COMPONENTS & EQUIPMENT—0.39%
Energizer Holdings Inc.(a)(b)	17,161	1,383,863

		1,383,863
ELECTRONICS—0.28%
Gentex Corp.	35,268	999,495

		999,495
ENVIRONMENTAL CONTROL—0.14%
Darling International Inc.(a)(b)	28,904	487,899

		487,899
FOOD—13.40%
Campbell Soup Co.	49,096	1,622,623
Chiquita Brands International Inc.(b)	11,110	131,542
ConAgra Foods Inc.	101,144	2,590,298
Corn Products International Inc.	18,591	946,096
Dean Foods Co.(b)	44,671	492,274
Flowers Foods Inc.	34,019	745,697
Fresh Del Monte Produce Inc.(a)	9,629	236,007
General Mills Inc.	149,689	5,590,884
H.J. Heinz Co.	78,735	4,144,610
Hain Celestial Group Inc.(a)(b)	8,907	287,963
Hershey Co. (The)	37,880	2,137,947
Hormel Foods Corp.	35,654	1,032,896
J.M. Smucker Co. (The)	28,701	2,236,382
Kellogg Co.	61,929	3,454,400
Kraft Foods Inc. Class A	400,537	13,770,462
McCormick & Co. Inc. NVS	29,636	1,441,791
Ralcorp Holdings Inc.(b)	13,537	1,170,951
Sara Lee Corp.	145,628	2,782,951
Smithfield Foods Inc.(b)	38,229	841,803
Tootsie Roll Industries Inc.(a)	7,065	198,173
TreeHouse Foods Inc.(a)(b)	8,854	457,221
Tyson Foods Inc. Class A	76,016	1,334,841

		47,647,812

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2011

HAND & MACHINE TOOLS—1.00%
Snap-on Inc.	14,371	817,135
Stanley Black & Decker Inc.	41,401	2,722,944

		3,540,079
HOME BUILDERS—1.27%
D.R. Horton Inc.	68,609	815,075
KB Home(a)	16,512	140,187
Lennar Corp. Class A	38,468	680,499
M.D.C. Holdings Inc.	9,072	205,118
NVR Inc.(b)	1,467	997,692
Pulte Group Inc.(b)	83,466	573,411
Ryland Group Inc.	10,905	160,631
Thor Industries Inc.	9,418	232,907
Toll Brothers Inc.(a)(b)	36,371	725,965

		4,531,485
HOME FURNISHINGS—0.99%
Harman International Industries Inc.	17,139	712,983
Tempur-Pedic International Inc.(b)	17,010	1,224,890
TiVo Inc.(a)(b)	29,503	277,328
Whirlpool Corp.	18,783	1,300,347

		3,515,548
HOUSEHOLD PRODUCTS & WARES—3.93%
Church & Dwight Co. Inc.	35,374	1,426,987
Clorox Co. (The)	32,990	2,361,754
Fossil Inc.(a)(b)	11,150	1,401,221
Jarden Corp.	22,794	706,386
Kimberly-Clark Corp.	97,172	6,351,162
Scotts Miracle-Gro Co. (The) Class A	11,123	561,267
Tupperware Brands Corp.	15,472	966,845
WD-40 Co.	4,225	185,055

		13,960,677
HOUSEWARES—0.32%
Newell Rubbermaid Inc.	72,537	1,125,774

		1,125,774
LEISURE TIME—1.10%
Brunswick Corp.	21,898	478,033
Harley-Davidson Inc.	57,594	2,499,004
Polaris Industries Inc.	7,873	933,344

		3,910,381
MACHINERY—0.17%
Briggs & Stratton Corp.	12,377	212,142
Middleby Corp. (The)(b)	4,561	385,313

		597,455
MANUFACTURING—0.34%
Eastman Kodak Co.(a)(b)	66,454	159,490
Lancaster Colony Corp.(a)	4,985	299,748
Leggett & Platt Inc.	35,315	766,335

		1,225,573

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2011

OFFICE FURNISHINGS—0.15%
Herman Miller Inc.	14,119	324,878
HNI Corp.	9,203	192,435

		517,313
PHARMACEUTICALS—1.47%
Herbalife Ltd.	29,289	1,631,983
Mead Johnson Nutrition Co. Class A	50,580	3,609,895

		5,241,878
RETAIL—0.65%
Nu Skin Enterprises Inc. Class A(a)	13,765	516,738
PVH Corp.	15,238	1,090,279
Under Armour Inc. Class A(a)(b)	9,748	715,601

		2,322,618
SOFTWARE—0.95%
Activision Blizzard Inc.	104,674	1,239,340
Electronic Arts Inc.(b)	82,689	1,839,830
Take-Two Interactive Software Inc.(a)(b)	20,922	282,238

		3,361,408
TEXTILES—0.20%
Mohawk Industries Inc.(b)	13,649	710,157

		710,157
TOYS, GAMES & HOBBIES—0.98%
Hasbro Inc.	30,231	1,195,939
Mattel Inc.	85,973	2,292,041

		3,487,980

TOTAL COMMON STOCKS
(Cost: $359,216,244)		354,962,501

SHORT-TERM INVESTMENTS—2.70%

MONEY MARKET FUNDS—2.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	8,502,715	8,502,715
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	728,067	728,067
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	371,958	371,958

		9,602,740

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,602,740)	9,602,740

TOTAL INVESTMENTS IN SECURITIES—102.55%
(Cost: $368,818,984)	364,565,241
Other Assets, Less Liabilities—(2.55)%	(9,063,470)

NET ASSETS—100.00%	$355,501,771

NVS - Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—1.17%
Interpublic Group of Companies Inc. (The)	74,278	$728,667
Lamar Advertising Co. Class A(a)	8,903	226,670
Omnicom Group Inc.	42,992	2,017,185

		2,972,522
AIRLINES—1.60%
Alaska Air Group Inc.(a)	5,628	343,983
AMR Corp.(a)(b)	50,853	215,617
Delta Air Lines Inc.(a)	129,162	1,019,088
JetBlue Airways Corp.(a)(b)	38,043	182,226
SkyWest Inc.	8,086	103,986
Southwest Airlines Co.	113,295	1,128,418
United Continental Holdings Inc.(a)(b)	50,492	914,915
US Airways Group Inc.(a)	24,640	153,754

		4,061,987
APPAREL—0.15%
Guess? Inc.	9,811	373,995

		373,995
COMMERCIAL SERVICES—4.01%
Aaron’s Inc.	11,199	282,327
Apollo Group Inc. Class A(a)	19,532	992,811
Arbitron Inc.	4,107	160,666
Avis Budget Group Inc.(a)	16,062	242,697
Career Education Corp.(a)(b)	10,060	228,261
Chemed Corp.	3,252	197,754
DeVry Inc.	9,156	568,954
H&R Block Inc.	46,628	697,555
Hertz Global Holdings Inc.(a)	36,143	508,532
Hillenbrand Inc.	9,461	207,101
ITT Educational Services Inc.(a)(b)	4,328	370,780
Live Nation Entertainment Inc.(a)	23,627	262,260
McKesson Corp.	38,874	3,153,459
Morningstar Inc.	3,917	244,264
Rent-A-Center Inc.	9,717	262,845
Rollins Inc.	11,485	219,249
Service Corp. International	36,502	382,176
Sotheby’s	10,299	436,163
Strayer Education Inc.(b)	1,922	233,811
Valassis Communications Inc.(a)	7,617	204,135
Weight Watchers International Inc.	4,611	355,923

		10,211,723
COMPUTERS—0.44%
FactSet Research Systems Inc.	6,525	600,887
IHS Inc. Class A(a)	7,167	528,136

		1,129,023

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2011

ELECTRONICS—0.14%
Dolby Laboratories Inc. Class A(a)(b)	8,118	343,878

		343,878
ENTERTAINMENT—1.22%
Bally Technologies Inc.(a)	8,218	324,036
DreamWorks Animation SKG Inc. Class A(a)(b)	9,521	208,129
International Game Technology	45,369	843,410
International Speedway Corp. Class A	4,263	119,236
Madison Square Garden Inc. Class A(a)	9,445	250,293
Penn National Gaming Inc.(a)	10,352	434,059
Pinnacle Entertainment Inc.(a)	9,389	135,483
Regal Entertainment Group Class A	11,974	153,148
Scientific Games Corp. Class A(a)	10,465	95,650
Six Flags Entertainment Corp.	8,378	294,989
Vail Resorts Inc.	5,540	253,455

		3,111,888
FOOD—3.32%
Kroger Co. (The)	88,334	2,196,867
Ruddick Corp.	6,547	274,319
Safeway Inc.	54,110	1,091,399
SUPERVALU Inc.	32,429	278,889
Sysco Corp.	90,091	2,755,884
United Natural Foods Inc.(a)(b)	6,682	278,974
Whole Foods Market Inc.	23,615	1,575,120

		8,451,452
INTERNET—10.47%
Amazon.com Inc.(a)	53,879	11,989,155
eBay Inc.(a)	171,512	5,617,018
Expedia Inc.	30,613	970,126
Liberty Media Corp. - Liberty Interactive Group Series A(a)	86,236	1,415,133
Netflix Inc.(a)	6,902	1,835,863
Priceline.com Inc.(a)(b)	7,506	4,035,601
Shutterfly Inc.(a)	4,427	240,829
ValueClick Inc.(a)(b)	12,435	224,576
WebMD Health Corp.(a)	9,025	318,131

		26,646,432
LEISURE TIME—1.27%
Carnival Corp.	63,039	2,099,199
Life Time Fitness Inc.(a)	6,082	253,984
Royal Caribbean Cruises Ltd.(a)	20,531	628,659
WMS Industries Inc.(a)	8,749	241,210

		3,223,052
LODGING—4.36%
Choice Hotels International Inc.	4,968	151,474
Gaylord Entertainment Co.(a)	6,434	188,774
Hyatt Hotels Corp. Class A(a)	5,519	214,082
Las Vegas Sands Corp.(a)	73,113	3,449,471
Marriott International Inc. Class A	48,966	1,591,395
MGM Resorts International(a)	49,278	744,591
Orient-Express Hotels Ltd. Class A(a)	14,190	140,339
Starwood Hotels & Resorts Worldwide Inc.	29,850	1,640,556
Wyndham Worldwide Corp.	25,971	898,337
Wynn Resorts Ltd.	13,561	2,084,054

		11,103,073

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2011

MANUFACTURING—0.06%
Matthews International Corp. Class A	4,553	164,773

		164,773
MEDIA—23.55%
AMC Networks Inc. Class A(a)	8,924	331,884
Cablevision NY Group Class A	35,693	869,481
CBS Corp. Class B NVS	95,543	2,615,012
Charter Communications Inc. Class A(a)	6,016	324,864
Comcast Corp. Class A	314,767	7,560,703
Comcast Corp. Class A Special	103,901	2,425,049
CTC Media Inc.	8,238	173,492
DIRECTV Class A(a)	117,382	5,948,920
Discovery Communications Inc. Series A(a)	21,252	845,830
Discovery Communications Inc. Series C(a)	20,300	731,409
DISH Network Corp. Class A(a)	31,321	928,041
Gannett Co. Inc.	36,713	468,458
John Wiley & Sons Inc. Class A	7,824	391,669
Liberty Global Inc. Series A(a)	17,235	720,423
Liberty Global Inc. Series C(a)	17,249	689,443
Liberty Media Corp. - Liberty Capital Group Series A(a)	11,421	911,510
Liberty Media Corp. - Starz Series A(a)	8,001	614,157
McGraw-Hill Companies Inc. (The)	46,569	1,937,270
Meredith Corp.(b)	5,588	166,802
New York Times Co. (The) Class A(a)(b)	19,691	168,949
News Corp. Class A NVS	277,464	4,444,973
News Corp. Class B	66,457	1,096,541
Nielsen Holdings NV(a)	10,940	327,762
Scholastic Corp.	3,393	97,447
Scripps Networks Interactive Inc. Class A	14,120	654,321
Time Warner Cable Inc.	51,431	3,770,407
Time Warner Inc.	169,595	5,962,960
Viacom Inc. Class B NVS	81,564	3,949,329
Walt Disney Co. (The)	271,585	10,488,613
Washington Post Co. (The) Class B	767	308,564

		59,924,283
PHARMACEUTICALS—1.86%
AmerisourceBergen Corp.	41,931	1,606,377
Cardinal Health Inc.	53,343	2,334,290
Omnicare Inc.	17,765	541,832
VCA Antech Inc.(a)	13,145	256,853

		4,739,352
RETAIL—46.02%
99 Cents Only Stores(a)	8,218	162,306
Abercrombie & Fitch Co. Class A	13,481	985,731
Advance Auto Parts Inc.	12,063	663,103
Aeropostale Inc.(a)	12,334	207,828
American Eagle Outfitters Inc.	29,907	392,978
ANN Inc.(a)	7,906	205,082
Ascena Retail Group Inc.(a)	9,754	315,249
AutoNation Inc.(a)(b)	7,097	266,918
AutoZone Inc.(a)	3,854	1,100,124
Bed Bath & Beyond Inc.(a)	38,241	2,236,716

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2011

Best Buy Co. Inc.	48,498	1,338,545
Big Lots Inc.(a)	11,544	402,078
BJ’s Wholesale Club Inc.(a)	8,192	412,467
Bob Evans Farms Inc.	4,642	160,335
Brinker International Inc.	13,651	327,897
Buckle Inc. (The)	4,110	182,114
CarMax Inc.(a)	34,509	1,103,253
Casey’s General Stores Inc.	5,795	260,775
Cato Corp. (The) Class A	4,237	117,873
CEC Entertainment Inc.	3,035	117,455
Cheesecake Factory Inc. (The)(a)	8,372	241,365
Chico’s FAS Inc.	27,333	412,455
Children’s Place Retail Stores Inc. (The)(a)	3,974	192,024
Chipotle Mexican Grill Inc.(a)(b)	4,754	1,543,053
Collective Brands Inc.(a)	9,537	112,346
Copart Inc.(a)	9,617	417,859
Costco Wholesale Corp.	66,098	5,172,168
Cracker Barrel Old Country Store Inc.	3,566	160,862
CVS Caremark Corp.	208,056	7,562,836
Darden Restaurants Inc.	21,305	1,082,294
Dick’s Sporting Goods Inc.(a)	13,858	512,746
Dillard’s Inc. Class A	6,574	369,853
Dollar Tree Inc.(a)	18,652	1,235,322
Family Dollar Stores Inc.	17,623	935,958
Foot Locker Inc.	23,665	514,240
GameStop Corp. Class A(a)(b)	21,492	506,781
Gap Inc. (The)	50,836	980,626
Genesco Inc.(a)	3,631	188,086
Group 1 Automotive Inc.	3,675	175,040
Home Depot Inc. (The)	244,318	8,534,028
HSN Inc.(a)	6,169	201,665
J. Crew Group Inc. Escrow(a)(c)	7,354	1
J.C. Penney Co. Inc.	24,606	756,881
Jack in the Box Inc.(a)(b)	7,753	176,148
Kohl’s Corp.	42,154	2,306,245
Limited Brands Inc.	42,012	1,590,574
Lowe’s Companies Inc.	199,068	4,295,887
Macy’s Inc.	65,125	1,880,159
McDonald’s Corp.	159,503	13,793,819
Men’s Wearhouse Inc. (The)	7,875	258,221
Nordstrom Inc.	25,991	1,303,709
O’Reilly Automotive Inc.(a)(b)	21,069	1,253,606
Office Depot Inc.(a)(b)	42,467	160,525
OfficeMax Inc.(a)(b)	13,149	93,095
P.F. Chang’s China Bistro Inc.	3,506	115,453
Panera Bread Co. Class A(a)	4,435	511,400
Papa John’s International Inc.(a)	3,081	96,158
PetSmart Inc.	17,325	745,322
RadioShack Corp.	16,200	225,504
Regis Corp.	8,737	129,744
Rite Aid Corp.(a)	92,648	120,442
Ross Stores Inc.	17,956	1,360,526
Saks Inc.(a)(b)	18,306	196,606
Sally Beauty Holdings Inc.(a)	14,722	253,218
Sears Holdings Corp.(a)(b)	7,246	504,829
Signet Jewelers Ltd.(a)	13,035	558,419

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2011

Sonic Corp.(a)	9,435	100,955
Staples Inc.	111,650	1,793,099
Starbucks Corp.	113,656	4,556,469
Target Corp.	95,999	4,942,989
Tiffany & Co.	19,334	1,538,793
TJX Companies Inc. (The)	60,513	3,346,369
Tractor Supply Co.	11,076	730,130
Ulta Salon, Cosmetics & Fragrance Inc.(a)	7,541	475,309
Urban Outfitters Inc.(a)	19,660	639,736
Wal-Mart Stores Inc.	270,755	14,271,496
Walgreen Co.	139,959	5,463,999
Wendy’s Co. (The)	50,248	264,807
Williams-Sonoma Inc.	14,410	533,458
Yum! Brands Inc.	71,441	3,773,514

		117,128,048
SOFTWARE—0.28%
Acxiom Corp.(a)	12,230	168,040
Dun & Bradstreet Corp. (The)	7,608	551,961

		720,001

TOTAL COMMON STOCKS
(Cost: $279,996,278)		254,305,482

SHORT-TERM INVESTMENTS—3.34%

MONEY MARKET FUNDS—3.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(d)(e)(f)	7,662,236	7,662,236
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(d)(e)(f)	656,099	656,099
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	182,197	182,197

		8,500,532

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,500,532)		8,500,532

TOTAL INVESTMENTS IN SECURITIES—103.26%
(Cost: $288,496,810)		262,806,014
Other Assets, Less Liabilities—(3.26)%		(8,306,221)

NET ASSETS—100.00%		$254,499,793

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.90%

ELECTRIC—0.32%
OGE Energy Corp.	67,656	$3,385,506

		3,385,506
ELECTRICAL COMPONENTS & EQUIPMENT—0.05%
SunPower Corp. Class A(a)(b)	15,634	306,896
SunPower Corp. Class B(a)	10,545	159,862

		466,758
ENERGY - ALTERNATE SOURCES—0.39%
First Solar Inc.(a)(b)	35,332	4,177,302

		4,177,302
ENGINEERING & CONSTRUCTION—0.27%
McDermott International Inc.(a)	144,503	2,914,626

		2,914,626
GAS—0.59%
Energen Corp.	50,765	2,985,490
Southern Union Co.	77,993	3,353,699

		6,339,189
MACHINERY - DIVERSIFIED—0.09%
Chart Industries Inc.(a)(b)	18,122	961,553

		961,553
OIL & GAS—76.64%
Anadarko Petroleum Corp.	321,123	26,511,915
Apache Corp.	246,616	30,511,332
Atlas Energy Inc. Escrow(a)(c)	41,435	4,144
Atwood Oceanics Inc.(a)(b)	33,693	1,573,463
Berry Petroleum Co. Class A	29,060	1,666,591
Bill Barrett Corp.(a)(b)	23,339	1,161,349
Brigham Exploration Co.(a)	75,640	2,405,352
Cabot Oil & Gas Corp.	66,862	4,953,137
Carrizo Oil & Gas Inc.(a)	20,480	786,432
Chesapeake Energy Corp.	419,204	14,399,657
Chevron Corp.	1,245,651	129,572,617
Cimarex Energy Co.	54,278	4,782,977
Comstock Resources Inc.(a)(b)	26,512	845,733
Concho Resources Inc.(a)	64,670	6,051,819
ConocoPhillips	835,670	60,159,883
Continental Resources Inc.(a)	37,478	2,570,616
Denbury Resources Inc.(a)(b)	250,770	4,844,876
Devon Energy Corp.	259,805	20,446,653
Diamond Offshore Drilling Inc.	46,416	3,148,397
EOG Resources Inc.	171,690	17,512,380
EQT Corp.	98,828	6,273,601
EXCO Resources Inc.	105,258	1,674,655
Exxon Mobil Corp.	3,129,848	249,730,572
Forest Oil Corp.(a)(b)	69,822	1,815,372

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

July 31, 2011

Helmerich & Payne Inc.	60,670	4,189,264
Hess Corp.	197,503	13,540,806
HollyFrontier Corp.	66,018	4,977,097
Marathon Oil Corp.	454,989	14,091,009
Marathon Petroleum Corp.(a)	227,490	9,961,787
McMoRan Exploration Co.(a)(b)	63,076	1,062,200
Murphy Oil Corp.	125,006	8,027,885
Nabors Industries Ltd.(a)	179,167	4,731,800
Newfield Exploration Co.(a)	86,618	5,839,786
Noble Corp.	166,028	6,121,452
Noble Energy Inc.	116,249	11,587,700
Occidental Petroleum Corp.	504,435	49,525,428
Parker Drilling Co.(a)(b)	68,041	431,380
Patterson-UTI Energy Inc.	97,371	3,167,479
Penn Virginia Corp.	24,315	319,013
Petrohawk Energy Corp.(a)	189,177	7,224,670
Pioneer Natural Resources Co.	73,656	6,849,271
Plains Exploration & Production Co.(a)	86,708	3,382,479
QEP Resources Inc.	112,012	4,909,486
Quicksilver Resources Inc.(a)	72,153	1,020,965
Range Resources Corp.	99,636	6,492,282
Rosetta Resources Inc.(a)(b)	32,715	1,693,656
Rowan Companies Inc.(a)	79,208	3,102,577
SandRidge Energy Inc.(a)(b)	240,469	2,770,203
SM Energy Co.	39,310	2,962,009
Southwestern Energy Co.(a)	223,311	9,950,738
Sunoco Inc.	76,679	3,117,001
Swift Energy Co.(a)(b)	23,983	913,752
Tesoro Corp.(a)(b)	90,857	2,206,917
Transocean Ltd.	206,006	12,681,729
Ultra Petroleum Corp.(a)	98,287	4,601,797
Unit Corp.(a)	29,683	1,781,277
Valero Energy Corp.	359,564	9,032,248
Whiting Petroleum Corp.(a)	73,183	4,288,524

		819,959,190
OIL & GAS SERVICES—19.23%
Baker Hughes Inc.	278,790	21,572,770
Cameron International Corp.(a)	155,329	8,689,104
CARBO Ceramics Inc.	13,484	2,104,448
Complete Production Services Inc.(a)(b)	45,065	1,752,127
Core Laboratories NV(b)	30,381	3,301,807
Dresser-Rand Group Inc.(a)(b)	54,648	2,919,296
Dril-Quip Inc.(a)(b)	19,091	1,346,106
Exterran Holdings Inc.(a)	34,663	640,572
FMC Technologies Inc.(a)(b)	157,641	7,188,430
Global Industries Ltd.(a)	74,428	381,816
Halliburton Co.	582,171	31,862,219
Helix Energy Solutions Group Inc.(a)(b)	65,864	1,289,617
Key Energy Services Inc.(a)(b)	86,568	1,687,210
Lufkin Industries Inc.	19,246	1,568,164
National Oilwell Varco Inc.	269,968	21,751,322
Oceaneering International Inc.	73,023	3,154,594
Oil States International Inc.(a)(b)	31,369	2,531,478
Schlumberger Ltd.	838,639	75,787,807
SEACOR Holdings Inc.	14,760	1,481,314
Superior Energy Services Inc.(a)(b)	47,989	1,991,064
Tetra Technologies Inc.(a)(b)	45,862	590,244
Tidewater Inc.	34,945	1,898,911

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

July 31, 2011

Weatherford International Ltd.(a)	468,864	10,277,499

		205,767,919
PIPELINES—2.21%
El Paso Corp.	484,883	9,964,345
Kinder Morgan Inc.(a)(b)	60,352	1,703,737
Williams Companies Inc. (The)	377,314	11,960,854

		23,628,936
TRANSPORTATION—0.11%
Bristow Group Inc.	24,638	1,194,450

		1,194,450

TOTAL COMMON STOCKS
(Cost: $1,002,711,119)		1,068,795,429

SHORT-TERM INVESTMENTS—2.73%

MONEY MARKET FUNDS—2.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(d)(e)(f)	26,151,685	26,151,685
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(d)(e)(f)	2,239,306	2,239,306
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	780,945	780,945

		29,171,936

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,171,936)		29,171,936
TOTAL INVESTMENTS IN SECURITIES—102.63%
(Cost: $1,031,883,055)		1,097,967,365
Other Assets, Less Liabilities—(2.63)%		(28,109,980)

NET ASSETS—100.00%		$1,069,857,385

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.85%

BANKS—24.22%
Associated Banc-Corp	35,452	$483,920
BancorpSouth Inc.	16,010	216,775
Bank of America Corp.	2,069,433	20,094,194
Bank of Hawaii Corp.	9,824	440,213
Bank of New York Mellon Corp. (The)	254,552	6,391,801
BB&T Corp.	141,913	3,644,326
BOK Financial Corp.	5,512	300,184
CapitalSource Inc.	60,880	393,285
Cathay General Bancorp	16,121	223,437
City National Corp.	10,034	538,625
Comerica Inc.	41,161	1,318,387
Commerce Bancshares Inc.	15,963	653,046
Cullen/Frost Bankers Inc.	11,889	640,579
East West Bancorp Inc.	30,420	564,595
F.N.B. Corp.	23,347	233,470
Fifth Third Bancorp	188,159	2,380,211
First Financial Bankshares Inc.	9,664	311,471
First Horizon National Corp.	53,766	483,356
First Midwest Bancorp Inc.	15,320	182,614
FirstMerit Corp.	22,093	322,779
Fulton Financial Corp.	40,616	412,252
Glacier Bancorp Inc.	14,778	194,183
Hancock Holding Co.	11,765	387,657
Huntington Bancshares Inc.	176,747	1,068,436
IBERIABANK Corp.	5,494	280,029
International Bancshares Corp.	11,963	201,218
KeyCorp	195,270	1,569,971
M&T Bank Corp.	24,701	2,130,214
MB Financial Inc.	10,779	217,628
National Penn Bancshares Inc.	26,153	210,270
Northern Trust Corp.	44,601	2,002,808
Old National Bancorp	19,588	199,798
PacWest Bancorp	6,445	127,933
Park National Corp.	2,725	167,969
PNC Financial Services Group Inc. (The)(a)	107,951	5,860,660
Popular Inc.(b)	210,330	504,792
PrivateBancorp Inc.	12,698	149,709
Prosperity Bancshares Inc.	9,593	398,397
Regions Financial Corp.	257,924	1,570,757
Signature Bank(b)	8,349	493,927
State Street Corp.	102,991	4,271,037
SunTrust Banks Inc.	109,942	2,692,480
Susquehanna Bancshares Inc.	26,637	200,577
SVB Financial Group(b)	8,750	533,925
Synovus Financial Corp.	152,349	278,799
TCF Financial Corp.	30,420	386,942
Trustmark Corp.	11,682	254,551
U.S. Bancorp	392,342	10,224,433
UMB Financial Corp.	7,177	297,846
Umpqua Holdings Corp.	23,645	268,607
United Bankshares Inc.	9,006	214,883

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2011

Valley National Bancorp	35,014	460,434
Webster Financial Corp.	15,093	308,199
Wells Fargo & Co.	1,022,516	28,569,097
Westamerica Bancorp	5,960	279,703
Wintrust Financial Corp.	7,039	240,593
Zions Bancorp	37,550	822,345

		108,270,327
COMMERCIAL SERVICES—4.61%
Equifax Inc.	25,352	871,095
MasterCard Inc. Class A	21,715	6,585,074
Moody’s Corp.	40,538	1,443,558
Visa Inc. Class A	107,369	9,184,344
Western Union Co.	130,541	2,533,801

		20,617,872
DIVERSIFIED FINANCIAL SERVICES—29.34%
Affiliated Managers Group Inc.(b)	10,489	1,094,317
American Express Co.	218,473	10,932,389
Ameriprise Financial Inc.	50,891	2,753,203
BlackRock Inc.(a)	19,648	3,506,382
Capital One Financial Corp.	93,655	4,476,709
Charles Schwab Corp. (The)	201,454	3,007,708
CIT Group Inc.(b)	41,069	1,632,082
Citigroup Inc.	594,653	22,798,996
CME Group Inc.	13,795	3,989,376
Discover Financial Services	111,605	2,858,204
E*TRADE Financial Corp.(b)	52,388	831,921
Eaton Vance Corp.	24,257	650,573
Federated Investors Inc. Class B(c)	21,172	452,446
Franklin Resources Inc.	31,237	3,965,850
Goldman Sachs Group Inc. (The)	89,623	12,096,416
Greenhill & Co. Inc.(c)	6,037	265,869
IntercontinentalExchange Inc.(b)(c)	15,112	1,863,310
Invesco Ltd.	94,848	2,103,729
Investment Technology Group Inc.(b)(c)	8,600	104,662
Janus Capital Group Inc.	38,158	322,054
Jefferies Group Inc.	29,240	552,928
JPMorgan Chase & Co.	815,374	32,981,878
KBW Inc.	6,563	112,227
Knight Capital Group Inc. Class A(b)(c)	20,558	232,511
Legg Mason Inc.	29,222	859,711
MF Global Holdings Ltd.(b)(c)	33,488	246,807
Morgan Stanley	289,083	6,432,097
NASDAQ OMX Group Inc. (The)(b)	28,289	680,916
NYSE Euronext Inc.	53,175	1,779,236
optionsXpress Holdings Inc.	9,264	139,886
Piper Jaffray Companies Inc.(b)	3,971	117,065
Raymond James Financial Inc.	20,896	663,657
SLM Corp.	108,291	1,688,257
Stifel Financial Corp.(b)	11,047	419,344
T. Rowe Price Group Inc.	53,153	3,019,090
TD Ameritrade Holding Corp.	47,624	874,377
Waddell & Reed Financial Inc. Class A	17,683	648,966

		131,155,149

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2011

FOREST PRODUCTS & PAPER—0.49%
Weyerhaeuser Co.	109,572	2,190,344

		2,190,344
INSURANCE—21.25%
ACE Ltd.	69,498	4,654,976
Aflac Inc.	96,710	4,454,463
Alleghany Corp.(b)	1,722	567,244
Allied World Assurance Co. Holdings Ltd.	7,821	425,853
Allstate Corp. (The)	101,443	2,812,000
American Financial Group Inc.	18,699	635,392
American International Group Inc.(b)	89,194	2,559,868
American National Insurance Co.	2,961	221,897
Aon Corp.	61,524	2,960,535
Arch Capital Group Ltd.(b)(c)	27,223	920,137
Argo Group International Holdings Ltd.(c)	6,381	187,601
Arthur J. Gallagher & Co.	22,652	636,974
Aspen Insurance Holdings Ltd.	13,449	348,329
Assurant Inc.	19,837	706,594
Assured Guaranty Ltd.	34,659	490,425
Axis Capital Holdings Ltd.	26,582	847,168
Berkshire Hathaway Inc. Class B(b)	197,542	14,651,690
Brown & Brown Inc.	23,652	515,850
Chubb Corp. (The)	60,252	3,764,545
Cincinnati Financial Corp.	31,199	852,669
CNO Financial Group Inc.(b)	46,331	340,533
Delphi Financial Group Inc. Class A	9,929	267,289
Endurance Specialty Holdings Ltd.(c)	8,315	338,753
Erie Indemnity Co. Class A	5,833	429,892
Everest Re Group Ltd.(c)	10,642	873,921
Fidelity National Financial Inc. Class A	45,867	747,632
First American Financial Corp.	20,300	324,597
Genworth Financial Inc. Class A(b)	100,309	834,571
Hanover Insurance Group Inc. (The)	9,312	337,187
Hartford Financial Services Group Inc. (The)	91,155	2,134,850
HCC Insurance Holdings Inc.	23,621	711,701
Horace Mann Educators Corp.	8,111	118,096
Lincoln National Corp.	64,635	1,712,827
Loews Corp.	73,545	2,932,239
Markel Corp.(b)(c)	2,016	807,247
Marsh & McLennan Companies Inc.	112,414	3,315,089
MBIA Inc.(b)(c)	32,124	295,541
Mercury General Corp.	5,407	200,816
MetLife Inc.	168,889	6,959,916
MGIC Investment Corp.(b)	38,275	152,334
Montpelier Re Holdings Ltd.	12,804	220,997
Old Republic International Corp.	50,068	522,710
PartnerRe Ltd.	13,869	926,727
Platinum Underwriters Holdings Ltd.	7,648	262,709
Principal Financial Group Inc.	61,646	1,703,279
ProAssurance Corp.(b)(c)	5,988	417,064
Progressive Corp. (The)	126,363	2,486,824
Protective Life Corp.	17,555	373,219
Prudential Financial Inc.	99,187	5,820,293
Radian Group Inc.	27,307	86,563
Reinsurance Group of America Inc.	15,157	882,289

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2011

RenaissanceRe Holdings Ltd.	10,635	740,090
RLI Corp.	3,603	227,529
Selective Insurance Group Inc.	11,163	182,962
StanCorp Financial Group Inc.	9,284	308,786
Torchmark Corp.	23,865	963,907
Tower Group Inc.	7,841	179,245
Transatlantic Holdings Inc.	12,847	657,895
Travelers Companies Inc. (The)	85,959	4,738,920
Unitrin Inc.	9,086	255,953
Unum Group	63,211	1,541,716
Validus Holdings Ltd.	14,515	385,954
W.R. Berkley Corp.	25,425	782,836
White Mountains Insurance Group Ltd.	1,345	566,770
Willis Group Holdings PLC(c)	35,156	1,439,287
XL Group PLC	63,421	1,301,399

		95,025,164
REAL ESTATE—1.09%
Brookfield Office Properties Inc.	53,188	1,007,912
CB Richard Ellis Group Inc. Class A(b)	60,402	1,316,763
Forest City Enterprises Inc. Class A(b)	26,661	480,165
Forestar Group Inc.(b)(c)	7,379	120,278
Howard Hughes Corp. (The)(b)	7,761	469,230
Jones Lang LaSalle Inc.	8,815	750,333
St. Joe Co. (The)(b)(c)	18,876	334,294
Starwood Property Trust Inc.	19,195	372,383

		4,851,358
REAL ESTATE INVESTMENT TRUSTS—17.38%
Alexandria Real Estate Equities Inc.	12,495	1,024,590
American Campus Communities Inc.(c)	13,730	511,031
American Capital Agency Corp.	35,291	985,325
Annaly Capital Management Inc.	162,731	2,730,626
Apartment Investment and Management Co. Class A	24,392	665,902
AvalonBay Communities Inc.	17,478	2,345,373
BioMed Realty Trust Inc.	26,918	528,131
Boston Properties Inc.	29,881	3,208,024
Brandywine Realty Trust	27,591	330,816
BRE Properties Inc. Class A	14,953	784,733
Camden Property Trust	14,413	966,680
CBL & Associates Properties Inc.(c)	28,861	512,571
Chimera Investment Corp.	211,003	649,889
Colonial Properties Trust(c)	17,112	368,764
CommonWealth REIT	16,842	397,808
Corporate Office Properties Trust	13,723	426,374
DCT Industrial Trust Inc.	50,692	274,751
Developers Diversified Realty Corp.	46,586	680,621
DiamondRock Hospitality Co.(c)	34,495	352,539
Digital Realty Trust Inc.	19,532	1,195,554
Douglas Emmett Inc.	25,419	508,380
Duke Realty Corp.	51,794	727,188
DuPont Fabros Technology Inc.(c)	12,653	322,525
EastGroup Properties Inc.	5,559	247,487
Entertainment Properties Trust	9,531	443,096
Equity Lifestyle Properties Inc.(c)	7,822	509,682
Equity Residential	60,441	3,736,463
Essex Property Trust Inc.	6,618	928,903

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2011

Extra Space Storage Inc.	18,217	387,293
Federal Realty Investment Trust	12,765	1,114,895
Franklin Street Properties Corp.	15,218	191,899
General Growth Properties Inc.(c)	80,696	1,356,500
Hatteras Financial Corp.	14,851	398,304
HCP Inc.	83,328	3,060,637
Health Care REIT Inc.	36,289	1,915,333
Healthcare Realty Trust Inc.(c)	15,005	294,098
Highwoods Properties Inc.	14,938	514,315
Home Properties Inc.	7,862	515,118
Hospitality Properties Trust	25,368	640,542
Host Hotels & Resorts Inc.	140,470	2,226,450
Kilroy Realty Corp.	11,839	456,749
Kimco Realty Corp.	83,470	1,588,434
LaSalle Hotel Properties	15,826	395,808
Lexington Realty Trust	28,216	237,014
Liberty Property Trust	23,529	799,045
Macerich Co. (The)	26,618	1,414,214
Mack-Cali Realty Corp.	17,831	593,237
MFA Financial Inc.	71,030	532,015
Mid-America Apartment Communities Inc.(c)	7,453	527,598
National Retail Properties Inc.(c)	17,432	437,369
Omega Healthcare Investors Inc.	20,835	409,199
Piedmont Office Realty Trust Inc. Class A	35,471	728,929
Plum Creek Timber Co. Inc.(c)	33,405	1,276,739
Post Properties Inc.(c)	10,196	432,310
Potlatch Corp.(c)	8,246	273,932
ProLogis Inc.	87,072	3,102,375
Public Storage	28,943	3,462,451
Rayonier Inc.(c)	16,648	1,072,964
Realty Income Corp.	25,590	830,651
Redwood Trust Inc.	14,315	205,134
Regency Centers Corp.	16,803	754,791
Senior Housing Properties Trust	29,144	697,707
Simon Property Group Inc.	60,088	7,241,205
SL Green Realty Corp.	16,574	1,359,400
Sunstone Hotel Investors Inc.(b)(c)	24,181	215,453
Tanger Factory Outlet Centers Inc.	16,578	455,066
Taubman Centers Inc.	11,477	687,472
UDR Inc.	38,974	1,025,406
Ventas Inc.(c)	53,799	2,912,140
Vornado Realty Trust	37,809	3,537,032
Washington Real Estate Investment Trust	13,517	432,814
Weingarten Realty Investors	24,596	632,609

		77,706,472
SAVINGS & LOANS—1.14%
Astoria Financial Corp.	18,139	211,319
Capitol Federal Financial Inc.	34,523	394,943
First Niagara Financial Group Inc.	63,250	774,813
Hudson City Bancorp Inc.	100,188	826,551
New York Community Bancorp Inc.	89,336	1,208,716
People’s United Financial Inc.	73,534	932,411
Provident Financial Services Inc.	11,644	161,386
TFS Financial Corp.(b)	19,107	180,370

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2011

Washington Federal Inc.	23,045	389,691

		5,080,200
SOFTWARE—0.33%
MSCI Inc. Class A(b)	24,661	875,219
SEI Investments Co.	31,393	620,954

		1,496,173

TOTAL COMMON STOCKS
(Cost: $605,223,364)		446,393,059

SHORT-TERM INVESTMENTS—2.64%

MONEY MARKET FUNDS—2.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(a)(d)(e)	10,545,799	10,545,799
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(a)(d)(e)	903,011	903,011
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(d)	381,268	381,268

		11,830,078

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,830,078)		11,830,078

TOTAL INVESTMENTS IN SECURITIES—102.49%
(Cost: $617,053,442)		458,223,137
Other Assets, Less Liabilities—(2.49)%		(11,152,728)

NET ASSETS—100.00%		$447,070,409

(a)	Affiliated issuer. See Note 2.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.93%

BANKS—40.43%
Associated Banc-Corp	26,837	$366,325
BancorpSouth Inc.(a)	12,172	164,809
Bank of America Corp.	1,561,861	15,165,670
Bank of Hawaii Corp.	7,408	331,952
Bank of New York Mellon Corp. (The)	192,152	4,824,937
BB&T Corp.	107,145	2,751,484
BOK Financial Corp.	4,180	227,643
CapitalSource Inc.	46,110	297,871
Cathay General Bancorp	12,226	169,452
City National Corp.	7,592	407,539
Comerica Inc.	31,139	997,382
Commerce Bancshares Inc.	12,039	492,515
Cullen/Frost Bankers Inc.	8,970	483,304
East West Bancorp Inc.	22,945	425,859
F.N.B. Corp.	17,756	177,560
Fifth Third Bancorp	142,091	1,797,451
First Financial Bankshares Inc.	7,323	236,020
First Horizon National Corp.	40,550	364,544
First Midwest Bancorp Inc.	11,564	137,843
FirstMerit Corp.	16,747	244,674
Fulton Financial Corp.	30,625	310,844
Glacier Bancorp Inc.	11,226	147,510
Hancock Holding Co.	8,461	278,790
Huntington Bancshares Inc.	133,352	806,113
IBERIABANK Corp.	4,160	212,035
International Bancshares Corp.(a)	9,095	152,978
KeyCorp	147,454	1,185,530
M&T Bank Corp.	18,654	1,608,721
MB Financial Inc.	8,195	165,457
National Penn Bancshares Inc.	19,849	159,586
Northern Trust Corp.	33,681	1,512,445
Old National Bancorp	14,835	151,317
PacWest Bancorp	4,908	97,424
Park National Corp.	2,077	128,026
PNC Financial Services Group Inc. (The)(b)	81,490	4,424,092
Popular Inc.(c)	158,648	380,755
PrivateBancorp Inc.	9,597	113,149
Prosperity Bancshares Inc.	7,267	301,799
Regions Financial Corp.	194,751	1,186,034
Signature Bank(c)	6,301	372,767
State Street Corp.	77,754	3,224,458
SunTrust Banks Inc.	83,019	2,033,135
Susquehanna Bancshares Inc.	20,223	152,279
SVB Financial Group(a)(c)	6,596	402,488
Synovus Financial Corp.	114,405	209,361
TCF Financial Corp.	23,104	293,883
Trustmark Corp.	8,877	193,430
U.S. Bancorp	296,134	7,717,252
UMB Financial Corp.	5,431	225,387
Umpqua Holdings Corp.	17,840	202,662

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

July 31, 2011

United Bankshares Inc.(a)	6,925	165,231
Valley National Bancorp	26,423	347,462
Webster Financial Corp.	11,388	232,543
Wells Fargo & Co.	771,705	21,561,438
Westamerica Bancorp	4,515	211,889
Wintrust Financial Corp.	5,346	182,726
Zions Bancorp	28,320	620,208

		81,736,038
COMMERCIAL SERVICES—7.70%
Equifax Inc.	19,122	657,032
MasterCard Inc. Class A	16,390	4,970,268
Moody’s Corp.	30,607	1,089,915
Visa Inc. Class A	81,043	6,932,418
Western Union Co.	98,579	1,913,418

		15,563,051
DIVERSIFIED FINANCIAL SERVICES—48.97%
Affiliated Managers Group Inc.(c)	7,915	825,772
American Express Co.	164,899	8,251,546
Ameriprise Financial Inc.	38,429	2,079,009
BlackRock Inc.(b)	14,835	2,647,454
Capital One Financial Corp.	70,705	3,379,699
Charles Schwab Corp. (The)	152,114	2,271,062
CIT Group Inc.(c)	31,012	1,232,417
Citigroup Inc.	448,798	17,206,915
CME Group Inc.	10,415	3,011,914
Discover Financial Services	84,275	2,158,283
E*TRADE Financial Corp.(c)	39,513	627,466
Eaton Vance Corp.	18,296	490,699
Federated Investors Inc. Class B(a)	15,964	341,151
Franklin Resources Inc.	23,582	2,993,971
Goldman Sachs Group Inc. (The)	67,643	9,129,776
Greenhill & Co. Inc.(a)	4,581	201,747
IntercontinentalExchange Inc.(a)(c)	11,412	1,407,100
Invesco Ltd.	71,624	1,588,620
Investment Technology Group Inc.(a)(c)	6,578	80,054
Janus Capital Group Inc.	28,940	244,254
Jefferies Group Inc.	22,128	418,440
JPMorgan Chase & Co.	615,368	24,891,636
KBW Inc.	5,014	85,739
Knight Capital Group Inc. Class A(a)(c)	15,694	177,499
Legg Mason Inc.	22,044	648,535
MF Global Holdings Ltd.(a)(c)	25,403	187,220
Morgan Stanley	218,215	4,855,284
NASDAQ OMX Group Inc. (The)(c)	21,334	513,509
NYSE Euronext Inc.	40,154	1,343,553
optionsXpress Holdings Inc.	7,045	106,380
Piper Jaffray Companies Inc.(c)	3,037	89,531
Raymond James Financial Inc.	15,757	500,442
SLM Corp.	81,778	1,274,919
Stifel Financial Corp.(c)	8,370	317,725
T. Rowe Price Group Inc.	40,134	2,279,611
TD Ameritrade Holding Corp.	35,923	659,546
Waddell & Reed Financial Inc. Class A	13,346	489,798

		99,008,276

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

July 31, 2011

INSURANCE—0.37%
Fidelity National Financial Inc. Class A	34,603	564,029
MGIC Investment Corp.(c)	29,029	115,535
Radian Group Inc.	20,899	66,250

		745,814
SAVINGS & LOANS—1.90%
Astoria Financial Corp.	13,752	160,211
Capitol Federal Financial Inc.	26,063	298,161
First Niagara Financial Group Inc.	47,706	584,399
Hudson City Bancorp Inc.	75,601	623,708
New York Community Bancorp Inc.	67,550	913,951
People’s United Financial Inc.	55,485	703,550
Provident Financial Services Inc.	8,854	122,716
TFS Financial Corp.(c)	14,517	137,040
Washington Federal Inc.	17,445	294,995

		3,838,731
SOFTWARE—0.56%
MSCI Inc. Class A(c)	18,603	660,221
SEI Investments Co.	23,676	468,311

		1,128,532

TOTAL COMMON STOCKS
(Cost: $273,933,862)		202,020,442

SHORT-TERM INVESTMENTS—0.93%

MONEY MARKET FUNDS—0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(b)(d)(e)	1,584,271	1,584,271
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(b)(d)(e)	135,657	135,657
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(d)	158,730	158,730

		1,878,658

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,878,658)		1,878,658

TOTAL INVESTMENTS IN SECURITIES—100.86%
(Cost: $275,812,520)		203,899,100
Other Assets, Less Liabilities—(0.86)%		(1,732,182)

NET ASSETS—100.00%		$202,166,918

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	Non-income earning security.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.94%

COMMERCIAL SERVICES—1.64%
Healthcare Services Group Inc.	116,439	$1,826,928
HMS Holdings Corp.(a)(b)	45,771	3,460,288

		5,287,216
CONSULTING SERVICES—0.64%
Accretive Health Inc.(a)(b)	68,278	2,051,071

		2,051,071
DIALYSIS CENTERS—3.16%
DaVita Inc.(a)	122,403	10,225,547

		10,225,547
HUMAN RESOURCES—0.50%
Team Health Holdings Inc.(a)	73,475	1,617,185

		1,617,185
INTERNET APPLICATIONS SOFTWARE—0.24%
eResearch Technology Inc.(a)(b)	122,976	783,357

		783,357
LIFE/HEALTH INSURANCE—0.26%
Universal American Corp.	87,590	832,981

		832,981
MEDICAL - DRUGS—0.28%
PharMerica Corp.(a)	71,089	907,807

		907,807
MEDICAL - HMO—45.85%
Aetna Inc.	419,471	17,403,852
AMERIGROUP Corp.(a)(b)	76,163	4,188,965
Centene Corp.(a)(b)	87,423	2,868,348
CIGNA Corp.	311,704	15,513,508
Coventry Health Care Inc.(a)	208,604	6,675,328
Health Net Inc.(a)	152,927	4,300,307
HealthSpring Inc.(a)	105,646	4,335,712
Humana Inc.	193,934	14,463,598
Magellan Health Services Inc.(a)	56,168	2,926,353
Molina Healthcare Inc.(a)	61,151	1,385,070
UnitedHealth Group Inc.	932,624	46,286,129
WellCare Health Plans Inc.(a)	70,768	3,103,177
WellPoint Inc.	367,075	24,795,916

		148,246,263
MEDICAL - HOSPITALS—9.72%
Community Health Systems Inc.(a)	154,393	3,989,515
HCA Holdings Inc.(a)	320,341	8,546,698
Health Management Associates Inc. Class A(a)	402,443	3,823,208

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

July 31, 2011

LifePoint Hospitals Inc.(a)	88,410	3,280,011
Select Medical Holdings Corp.(a)	146,069	1,146,642
Tenet Healthcare Corp.(a)	755,899	4,202,798
Universal Health Services Inc. Class B	129,670	6,436,819

		31,425,691
MEDICAL - NURSING HOMES—0.70%
Kindred Healthcare Inc.(a)	96,701	1,821,847
Sun Healthcare Group Inc.(a)	64,635	452,445

		2,274,292
MEDICAL - OUTPATIENT/HOME MEDICAL CARE—3.01%
Air Methods Corp.(a)	22,668	1,589,027
Amedisys Inc.(a)(b)	59,251	1,532,231
AmSurg Corp.(a)(b)	62,377	1,586,247
Gentiva Health Services Inc.(a)	64,237	1,155,623
Lincare Holdings Inc.	151,515	3,877,269

		9,740,397
MEDICAL LABS & TESTING SERVICES—8.69%
Bio-Reference Laboratories Inc.(a)(b)	51,883	1,034,547
Covance Inc.(a)	92,373	5,288,354
Laboratory Corp. of America Holdings(a)	123,622	11,219,933
Quest Diagnostics Inc.	195,546	10,561,439

		28,104,273
MEDICAL PRODUCTS—0.44%
Hanger Orthopedic Group Inc.(a)(b)	67,139	1,410,590

		1,410,590
PHARMACY SERVICES—17.67%
Catalyst Health Solutions Inc.(a)	71,143	4,662,001
Express Scripts Inc.(a)(b)	487,680	26,461,517
Medco Health Solutions Inc.(a)	413,729	26,015,279

		57,138,797
PHYSICAL THERAPY/REHAB CENTERS—1.15%
HealthSouth Corp.(a)	151,852	3,705,189

		3,705,189
PHYSICIAN PRACTICE MANAGEMENT—2.36%
Healthways Inc.(a)(b)	74,758	1,116,137
IPC The Hospitalist Co. Inc.(a)(b)	33,188	1,501,093
MEDNAX Inc.(a)	73,648	5,019,848

		7,637,078
RESEARCH & DEVELOPMENT—2.16%
PAREXEL International Corp.(a)(b)	105,358	2,163,000
Pharmaceutical Product Development Inc.	167,404	4,826,257

		6,989,257
RETIREMENT/AGED CARE FACILITIES—1.47%
Brookdale Senior Living Inc.(a)	164,827	3,525,649
Emeritus Corp.(a)(b)	62,715	1,232,350

		4,757,999

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

July 31, 2011

TOTAL COMMON STOCKS
(Cost: $344,824,892)		323,134,990

SHORT-TERM INVESTMENTS—13.14%

MONEY MARKET FUNDS—13.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	38,856,340	38,856,340
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	3,327,175	3,327,175
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	315,995	315,995

		42,499,510

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,499,510)		42,499,510

TOTAL INVESTMENTS IN SECURITIES—113.08%
(Cost: $387,324,402)		365,634,500
Other Assets, Less Liabilities—(13.08)%		(42,304,888)

NET ASSETS—100.00%		$323,329,612

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.89%

BIOTECHNOLOGY—10.81%
Acorda Therapeutics Inc.(a)(b)	17,665	$501,685
Alexion Pharmaceuticals Inc.(a)(b)	81,074	4,605,003
Amgen Inc.(a)	417,834	22,855,520
Bio-Rad Laboratories Inc. Class A(a)	8,516	928,244
Biogen Idec Inc.(a)	101,817	10,372,098
Celgene Corp.(a)	210,766	12,498,424
Charles River Laboratories International Inc.(a)	23,102	913,684
Human Genome Sciences Inc.(a)	83,858	1,761,856
Illumina Inc.(a)	55,704	3,478,715
Incyte Corp.(a)(b)	50,465	880,110
InterMune Inc.(a)	20,452	682,688
Life Technologies Corp.(a)	80,692	3,633,561
Myriad Genetics Inc.(a)	38,342	815,534
Nektar Therapeutics(a)	50,339	324,183
PDL BioPharma Inc.	62,348	385,934
Regeneron Pharmaceuticals Inc.(a)(b)	32,034	1,699,724
Savient Pharmaceuticals Inc.(a)(b)	30,940	216,580
Seattle Genetics Inc.(a)(b)	44,094	750,921
Vertex Pharmaceuticals Inc.(a)	92,298	4,786,574

		72,091,038
COMMERCIAL SERVICES—0.61%
HealthSpring Inc.(a)	29,760	1,221,350
HMS Holdings Corp.(a)(b)	12,136	917,482
PAREXEL International Corp.(a)(b)	25,794	529,551
Pharmaceutical Product Development Inc.	47,233	1,361,727

		4,030,110
DISTRIBUTION & WHOLESALE—0.13%
Owens & Minor Inc.	28,510	869,555

		869,555
ELECTRONICS—2.09%
Thermo Fisher Scientific Inc.(a)	171,637	10,313,668
Waters Corp.(a)	40,908	3,595,404

		13,909,072
HEALTH CARE - PRODUCTS—30.72%
Alere Inc.(a)	37,561	1,107,674
Baxter International Inc.	256,952	14,946,898
Becton, Dickinson and Co.	92,100	7,700,481
Boston Scientific Corp.(a)	684,525	4,901,199
C.R. Bard Inc.	38,752	3,824,047
CareFusion Corp.(a)	98,933	2,610,842
Cepheid Inc.(a)	27,628	1,043,233
Cooper Companies Inc. (The)	20,405	1,560,778
Covidien PLC	221,124	11,230,888
DENTSPLY International Inc.	63,910	2,421,550
Edwards Lifesciences Corp.(a)	51,463	3,671,885
Gen-Probe Inc.(a)	21,756	1,317,326
Haemonetics Corp.(a)(b)	11,369	744,669
Henry Schein Inc.(a)	40,862	2,715,689

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

July 31, 2011

Hill-Rom Holdings Inc.	28,118	1,048,520
Hologic Inc.(a)	115,663	2,147,862
IDEXX Laboratories Inc.(a)	25,772	2,137,530
Immucor Inc.(a)(b)	27,156	719,634
Intuitive Surgical Inc.(a)	17,625	7,059,694
Invacare Corp.	14,102	422,778
Johnson & Johnson	1,224,828	79,356,606
Kinetic Concepts Inc.(a)	28,459	1,905,045
Masimo Corp.	23,994	666,553
Medtronic Inc.	484,972	17,483,241
NuVasive Inc.(a)(b)	17,746	507,891
Patterson Companies Inc.	45,662	1,408,216
PSS World Medical Inc.(a)	24,904	595,953
ResMed Inc.(a)(b)	68,371	2,070,958
Sirona Dental Systems Inc.(a)	24,936	1,261,263
St. Jude Medical Inc.	146,153	6,796,114
Steris Corp.	24,163	845,463
Stryker Corp.	133,633	7,261,617
TECHNE Corp.	16,639	1,261,070
Thoratec Corp.(a)	25,587	862,026
Varian Medical Systems Inc.(a)(b)	53,573	3,362,241
West Pharmaceutical Services Inc.	14,909	654,058
Zimmer Holdings Inc.(a)	86,145	5,170,423

		204,801,915
HEALTH CARE - SERVICES—12.12%
Aetna Inc.	169,961	7,051,682
Amedisys Inc.(a)(b)	13,152	340,111
AMERIGROUP Corp.(a)(b)	22,169	1,219,295
Brookdale Senior Living Inc.(a)	44,744	957,074
Centene Corp.(a)(b)	22,351	733,336
Community Health Systems Inc.(a)	42,469	1,097,399
Covance Inc.(a)	27,012	1,546,437
Coventry Health Care Inc.(a)	66,382	2,124,224
DaVita Inc.(a)	42,979	3,590,466
HCA Holdings Inc.(a)	55,286	1,475,030
Health Management Associates Inc. Class A(a)	111,734	1,061,473
Health Net Inc.(a)	43,562	1,224,963
HealthSouth Corp.(a)	41,724	1,018,066
Humana Inc.	75,385	5,622,213
Laboratory Corp. of America Holdings(a)	44,897	4,074,852
LifePoint Hospitals Inc.(a)	23,677	878,417
Lincare Holdings Inc.	42,328	1,083,173
Magellan Health Services Inc.(a)(b)	14,298	744,926
MEDNAX Inc.(a)	21,473	1,463,600
Quest Diagnostics Inc.	70,410	3,802,844
Tenet Healthcare Corp.(a)	214,871	1,194,683
UnitedHealth Group Inc.	492,565	24,446,001
Universal Health Services Inc. Class B	40,234	1,997,216
WellCare Health Plans Inc.(a)(b)	18,854	826,748
WellPoint Inc.	166,008	11,213,840

		80,788,069
INSURANCE—0.91%
CIGNA Corp.	121,502	6,047,155

		6,047,155

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

July 31, 2011

MANUFACTURING—0.16%
Teleflex Inc.	17,991	1,083,598

		1,083,598
PHARMACEUTICALS—42.34%
Abbott Laboratories	689,007	35,359,839
Alkermes Inc.(a)(b)	42,142	726,528
Allergan Inc.	137,714	11,197,525
Amylin Pharmaceuticals Inc.(a)	58,635	698,343
Auxilium Pharmaceuticals Inc.(a)(b)	21,114	395,676
BioMarin Pharmaceutical Inc.(a)	49,596	1,548,883
Bristol-Myers Squibb Co.	769,307	22,048,339
Catalyst Health Solutions Inc.(a)(b)	19,421	1,272,658
Cephalon Inc.(a)(b)	33,867	2,707,328
Cubist Pharmaceuticals Inc.(a)	26,202	890,082
Dendreon Corp.(a)(b)	65,201	2,405,917
Eli Lilly and Co.	439,685	16,839,935
Endo Pharmaceuticals Holdings Inc.(a)(b)	46,557	1,734,248
Express Scripts Inc.(a)(b)	219,406	11,904,970
Forest Laboratories Inc.(a)	129,025	4,781,667
Gilead Sciences Inc.(a)	356,138	15,086,006
Hospira Inc.(a)	74,835	3,825,565
Impax Laboratories Inc.(a)	28,738	608,671
Isis Pharmaceuticals Inc.(a)(b)	41,168	355,692
Medco Health Solutions Inc.(a)	179,043	11,258,224
Medicis Pharmaceutical Corp. Class A	27,597	1,026,056
Merck & Co. Inc.	1,376,365	46,975,337
Mylan Inc.(a)	194,175	4,423,307
Onyx Pharmaceuticals Inc.(a)(b)	27,984	922,912
Par Pharmaceutical Companies Inc.(a)(b)	16,090	521,155
Perrigo Co.	37,396	3,377,233
Pfizer Inc.	3,607,111	69,400,816
Pharmasset Inc.(a)	16,330	1,982,135
Salix Pharmaceuticals Ltd.(a)	23,507	911,601
Theravance Inc.(a)(b)	30,697	656,302
United Therapeutics Corp.(a)	22,878	1,312,740
Warner Chilcott PLC Class A	62,351	1,310,618
Watson Pharmaceuticals Inc.(a)	56,655	3,803,250

		282,269,558

TOTAL COMMON STOCKS
(Cost: $763,211,324)		665,890,070

SHORT-TERM INVESTMENTS—4.28%

MONEY MARKET FUNDS—4.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	25,962,794	25,962,794
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	2,223,131	2,223,131
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	357,494	357,494

		28,543,419

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

July 31, 2011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,543,419)	28,543,419

TOTAL INVESTMENTS IN SECURITIES—104.17%
(Cost: $791,754,743)	694,433,489
Other Assets, Less Liabilities—(4.17)%	(27,819,680)

NET ASSETS—100.00%	$666,613,809

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.83%

BUILDING - MOBILE HOME/MANUFACTURED HOUSING & RV—4.74%
Cavco Industries Inc.(a)(b)(c)	353,446	$15,042,662
Skyline Corp.(b)	556,445	7,528,701

		22,571,363
BUILDING - RESIDENTIAL/COMMERCIAL—60.73%
D.R. Horton Inc.	3,648,765	43,347,328
KB Home(c)	1,749,264	14,851,251
Lennar Corp. Class A	2,128,865	37,659,622
M.D.C. Holdings Inc.	857,610	19,390,562
M/I Homes Inc.(a)(b)	964,775	10,901,958
Meritage Homes Corp.(a)	736,449	16,091,411
NVR Inc.(a)	68,690	46,715,382
Pulte Group Inc.(a)(c)	4,976,090	34,185,738
Ryland Group Inc.	1,103,045	16,247,852
Standard-Pacific Corp.(a)(c)	4,341,571	12,416,893
Toll Brothers Inc.(a)(c)	1,875,310	37,431,188

		289,239,185
BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS—5.90%
Louisiana-Pacific Corp.(a)(c)	1,000,103	7,750,798
Owens Corning(a)	419,447	14,923,925
USG Corp.(a)(c)	476,358	5,420,954

		28,095,677
BUILDING PRODUCTS - AIR AND HEATING—2.05%
Lennox International Inc.	263,706	9,751,848

		9,751,848
BUILDING PRODUCTS - CEMENT/AGGREGATES—1.78%
Eagle Materials Inc.	341,364	8,482,895

		8,482,895
BUILDING PRODUCTS - WOOD—2.83%
Masco Corp.	1,275,458	13,456,082

		13,456,082
COATINGS/PAINT—3.66%
Sherwin-Williams Co. (The)	225,726	17,419,275

		17,419,275
DISTRIBUTION/WHOLESALE—3.49%
Beacon Roofing Supply Inc.(a)	340,819	7,286,710
Watsco Inc.	157,706	9,333,041

		16,619,751

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

July 31, 2011

DIVERSIFIED MANUFACTURING OPERATIONS—2.68%
Leggett & Platt Inc.	588,297	12,766,045

		12,766,045
HOME FURNISHINGS—0.77%
Ethan Allen Interiors Inc.	199,427	3,669,457

		3,669,457
RETAIL - BUILDING PRODUCTS—8.85%
Home Depot Inc. (The)	649,029	22,670,583
Lowe’s Companies Inc.	902,447	19,474,806

		42,145,389
TEXTILE - HOME FURNISHINGS—2.35%
Mohawk Industries Inc.(a)	215,195	11,196,596

		11,196,596

TOTAL COMMON STOCKS
(Cost: $552,093,830)		475,413,563

SHORT-TERM INVESTMENTS—9.89%

MONEY MARKET FUNDS—9.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(b)(d)(e)	42,677,431	42,677,431
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(b)(d)(e)	3,654,366	3,654,366
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(d)	771,074	771,074

		47,102,871

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,102,871)		47,102,871

TOTAL INVESTMENTS IN SECURITIES—109.72%
(Cost: $599,196,701)		522,516,434
Other Assets, Less Liabilities—(9.72)%		(46,285,434)

NET ASSETS—100.00%		$476,231,000

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.91%

AEROSPACE & DEFENSE—14.00%
AAR Corp.	9,558	$280,432
Alliant Techsystems Inc.	7,572	493,922
BE Aerospace Inc.(a)	23,367	930,007
Boeing Co. (The)	158,706	11,184,012
Curtiss-Wright Corp.	11,149	356,322
Esterline Technologies Corp.(a)(b)	7,382	563,763
General Dynamics Corp.	75,794	5,164,603
Goodrich Corp.	30,289	2,881,695
Kaman Corp.	6,365	226,721
L-3 Communications Holdings Inc.	25,777	2,039,476
Lockheed Martin Corp.	67,577	5,117,606
Moog Inc. Class A(a)(b)	9,966	408,108
Northrop Grumman Corp.	66,567	4,027,969
Orbital Sciences Corp.(a)(b)	14,272	247,191
Raytheon Co.	88,542	3,960,484
Rockwell Collins Inc.	37,665	2,074,965
Spirit AeroSystems Holdings Inc. Class A(a)	28,599	585,993
Teledyne Technologies Inc.(a)(b)	8,912	483,298
TransDigm Group Inc.(a)	10,901	981,853
Triumph Group Inc.	9,270	499,097
United Technologies Corp.	194,668	16,126,297

		58,633,814
AUTO MANUFACTURERS—1.24%
Navistar International Corp.(a)	17,418	893,717
Oshkosh Corp.(a)	21,980	545,544
PACCAR Inc.	88,090	3,771,133

		5,210,394
AUTO PARTS & EQUIPMENT—0.07%
Meritor Inc.(a)	22,790	307,665

		307,665
BUILDING MATERIALS—1.03%
Eagle Materials Inc.	10,702	265,945
Lennox International Inc.	12,225	452,080
Martin Marietta Materials Inc.(b)	11,022	833,484
Masco Corp.	87,316	921,184
Owens Corning(a)	28,463	1,012,713
Quanex Building Products Corp.	9,137	143,177
Simpson Manufacturing Co. Inc.	10,145	287,103
Texas Industries Inc.	5,724	221,004
USG Corp.(a)(b)	15,710	178,780

		4,315,470
CHEMICALS—0.58%
Sherwin-Williams Co. (The)	22,066	1,702,833
Valspar Corp. (The)	21,670	712,293

		2,415,126

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2011

COMMERCIAL SERVICES—3.51%
ABM Industries Inc.	10,748	241,830
Alliance Data Systems Corp.(a)(b)	12,625	1,241,542
Coinstar Inc.(a)(b)	7,138	348,763
Convergys Corp.(a)(b)	26,129	325,045
CoreLogic Inc.(a)	26,977	425,697
Corporate Executive Board Co. (The)	8,253	335,484
Corrections Corp. of America(a)	26,508	568,862
Deluxe Corp.	12,432	292,649
Euronet Worldwide Inc.(a)(b)	11,561	198,387
FTI Consulting Inc.(a)(b)	10,227	371,138
Genpact Ltd.(a)	25,737	424,660
GEO Group Inc. (The)(a)	15,670	325,936
Iron Mountain Inc.	44,409	1,404,657
Lender Processing Services Inc.	20,993	395,298
Manpower Inc.	19,886	1,004,641
Monster Worldwide Inc.(a)	31,564	370,561
PHH Corp.(a)	13,747	257,894
Quanta Services Inc.(a)(b)	51,413	952,169
R.R. Donnelley & Sons Co.	49,821	937,133
Resources Connection Inc.	11,251	146,488
Robert Half International Inc.	35,876	982,285
TeleTech Holdings Inc.(a)(b)	7,360	145,654
Towers Watson & Co. Class A	13,248	810,115
TrueBlue Inc.(a)(b)	10,688	160,427
United Rentals Inc.(a)	15,217	350,143
Verisk Analytics Inc. Class A(a)	28,790	958,707
VistaPrint NV(a)	9,708	259,204
Wright Express Corp.(a)(b)	9,297	457,412

		14,692,781
COMPUTERS—2.34%
Accenture PLC Class A	155,605	9,202,480
Jack Henry & Associates Inc.	20,918	605,576

		9,808,056
DISTRIBUTION & WHOLESALE—1.37%
Fastenal Co.(b)	71,614	2,409,811
United Stationers Inc.	11,371	364,896
W.W. Grainger Inc.	14,152	2,099,732
Watsco Inc.	6,017	356,086
WESCO International Inc.(a)	10,475	530,978

		5,761,503
ELECTRIC—0.22%
MDU Resources Group Inc.	42,213	910,112

		910,112
ELECTRICAL COMPONENTS & EQUIPMENT—3.48%
AMETEK Inc.	39,058	1,659,965
Belden Inc.	11,305	416,589
Emerson Electric Co.	183,395	9,002,861
EnerSys Inc.(a)(b)	11,228	359,072
General Cable Corp.(a)	12,613	501,619
GrafTech International Ltd.(a)	31,809	612,641
Hubbell Inc. Class B	12,830	763,000
Littelfuse Inc.	5,536	282,834
Molex Inc.	15,669	367,908

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2011

Molex Inc. Class A NVS	17,358	342,821
Universal Display Corp.(a)(b)	9,541	285,371

		14,594,681
ELECTRONICS—5.07%
Agilent Technologies Inc.(a)	83,825	3,534,062
Amphenol Corp. Class A	42,783	2,091,661
Arrow Electronics Inc.(a)(b)	28,188	979,533
Avnet Inc.(a)	36,723	1,075,984
AVX Corp.	12,449	173,290
Benchmark Electronics Inc.(a)(b)	14,758	216,205
Brady Corp. Class A	11,864	351,174
Checkpoint Systems Inc.(a)(b)	9,567	150,202
Flextronics International Ltd.(a)(b)	184,519	1,190,147
FLIR Systems Inc.	38,374	1,053,750
Itron Inc.(a)	9,884	425,407
Jabil Circuit Inc.	48,746	892,539
Mettler-Toledo International Inc.(a)(b)	7,826	1,211,543
National Instruments Corp.	22,623	584,578
PerkinElmer Inc.	27,659	676,539
Plexus Corp.(a)(b)	9,123	269,220
TE Connectivity Ltd.	106,805	3,677,296
Thomas & Betts Corp.(a)	12,824	625,555
Trimble Navigation Ltd.(a)	29,732	1,057,865
Vishay Intertechnology Inc.(a)	36,558	503,404
Woodward Inc.	14,124	487,278

		21,227,232
ENGINEERING & CONSTRUCTION—2.10%
AECOM Technology Corp.(a)(b)	25,107	621,147
EMCOR Group Inc.(a)(b)	16,116	449,959
Fluor Corp.	42,947	2,728,423
Foster Wheeler AG(a)(b)	30,228	819,179
Granite Construction Inc.	8,301	194,077
Insituform Technologies Inc. Class A(a)(b)	9,493	190,335
Jacobs Engineering Group Inc.(a)	30,513	1,194,279
KBR Inc.	36,686	1,307,856
Shaw Group Inc. (The)(a)	19,747	511,052
URS Corp.(a)	19,138	781,404

		8,797,711
ENVIRONMENTAL CONTROL—2.47%
Clean Harbors Inc.(a)(b)	11,137	587,477
Mine Safety Appliances Co.	7,841	267,535
Nalco Holding Co.	33,411	1,181,079
Republic Services Inc.	76,053	2,207,819
Stericycle Inc.(a)(b)	20,618	1,693,150
Tetra Tech Inc.(a)(b)	15,076	331,672
Waste Connections Inc.	27,613	890,243
Waste Management Inc.	100,886	3,176,900

		10,335,875
FOREST PRODUCTS & PAPER—0.79%
Louisiana-Pacific Corp.(a)(b)	31,900	247,225
MeadWestvaco Corp.	40,889	1,273,284
Rock-Tenn Co. Class A	16,464	1,011,877
Temple-Inland Inc.	26,168	785,563

		3,317,949

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2011

HAND & MACHINE TOOLS—0.49%
Kennametal Inc.	19,933	785,958
Lincoln Electric Holdings Inc.	20,526	702,400
Regal Beloit Corp.	9,363	567,679

		2,056,037
HOUSEHOLD PRODUCTS & WARES—0.54%
Fortune Brands Inc.	37,316	2,246,796

		2,246,796
HOUSEWARES—0.10%
Toro Co. (The)	7,613	409,808

		409,808
IRON & STEEL—0.07%
Schnitzer Steel Industries Inc. Class A	5,832	296,207

		296,207
MACHINERY—9.79%
AGCO Corp.(a)	23,014	1,091,324
Astec Industries Inc.(a)	4,483	168,202
Babcock & Wilcox Co. (The)(a)	28,404	709,532
Caterpillar Inc.	140,506	13,880,588
Cognex Corp.	9,230	313,358
Cummins Inc.	43,199	4,530,711
Deere & Co.	102,266	8,028,904
Flowserve Corp.	13,561	1,347,692
Gardner Denver Inc.	12,688	1,082,160
Graco Inc.	14,582	640,587
IDEX Corp.	19,624	814,004
Joy Global Inc.	25,450	2,390,264
Manitowoc Co. Inc. (The)	31,889	446,127
Nordson Corp.	15,068	768,920
Robbins & Myers Inc.	9,280	447,667
Rockwell Automation Inc.	34,368	2,466,248
Terex Corp.(a)	26,614	591,097
Wabtec Corp.	11,674	753,206
Zebra Technologies Corp. Class A(a)	13,267	530,680

		41,001,271
MANUFACTURING—28.02%
3M Co.	158,530	13,814,304
A.O. Smith Corp.	9,327	386,791
Actuant Corp. Class A	16,490	407,468
Acuity Brands Inc.	10,466	509,590
AptarGroup Inc.	15,297	780,912
Brink’s Co. (The)	11,355	338,833
Carlisle Companies Inc.	14,817	640,539
Ceradyne Inc.(a)(b)	6,157	199,548
CLARCOR Inc.	12,234	539,030
Cooper Industries PLC	40,079	2,096,532
Crane Co.	12,319	570,616
Danaher Corp.	133,874	6,574,552
Donaldson Co. Inc.	17,323	959,348
Dover Corp.	45,167	2,731,248
Eaton Corp.	82,783	3,969,445

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2011

ESCO Technologies Inc.	6,400	221,952
General Electric Co.	2,591,713	46,417,580
Harsco Corp.	19,495	534,358
Hexcel Corp.(a)(b)	23,346	558,903
Honeywell International Inc.	173,317	9,203,133
Illinois Tool Works Inc.	104,179	5,188,114
Ingersoll-Rand PLC	80,448	3,010,364
ITT Corp.	44,511	2,374,217
Pall Corp.	28,079	1,392,157
Parker Hannifin Corp.	39,141	3,092,922
Pentair Inc.	23,881	879,060
Roper Industries Inc.	23,294	1,901,489
SPX Corp.	12,371	930,794
Textron Inc.	67,098	1,551,977
Trinity Industries Inc.	19,310	575,245
Tyco International Ltd.	113,901	5,044,675

		117,395,696
METAL FABRICATE & HARDWARE—1.83%
Kaydon Corp.	7,950	283,417
Mueller Industries Inc.	9,190	344,901
Mueller Water Products Inc. Class A	37,317	122,027
Precision Castparts Corp.	34,413	5,553,570
Timken Co. (The)	19,109	834,490
Valmont Industries Inc.	5,485	533,965

		7,672,370
MINING—0.23%
Vulcan Materials Co.(b)	28,334	971,573

		971,573
OIL & GAS SERVICES—0.15%
World Fuel Services Corp.	17,214	647,763

		647,763
PACKAGING & CONTAINERS—1.88%
Ball Corp.	41,135	1,596,038
Bemis Co. Inc.	25,977	820,873
Crown Holdings Inc.(a)	37,845	1,453,626
Greif Inc. Class A	5,983	365,262
Owens-Illinois Inc.(a)	40,076	928,561
Packaging Corp. of America	24,862	663,070
Sealed Air Corp.	38,870	836,871
Silgan Holdings Inc.	11,358	440,463
Sonoco Products Co.	24,391	781,732

		7,886,496
RETAIL—0.16%
MSC Industrial Direct Co. Inc. Class A	11,194	691,565

		691,565
SEMICONDUCTORS—0.19%
IPG Photonics Corp.(a)(b)	6,506	391,596
Veeco Instruments Inc.(a)(b)	9,845	391,733

		783,329

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2011

SHIPBUILDING—0.09%
Huntington Ingalls Industries Inc.(a)	11,106	371,829

		371,829
SOFTWARE—3.61%
Automatic Data Processing Inc.	119,619	6,159,182
Broadridge Financial Solutions Inc.	30,447	702,108
Fidelity National Information Services Inc.	63,254	1,898,885
Fiserv Inc.(a)	34,880	2,105,357
Global Payments Inc.	19,369	918,284
ManTech International Corp. Class A	5,685	231,948
Paychex Inc.	78,707	2,221,899
Total System Services Inc.	47,262	879,546

		15,117,209
TELECOMMUNICATIONS—0.24%
Anixter International Inc.	7,127	444,867
Black Box Corp.	4,255	121,225
NeuStar Inc. Class A(a)	17,473	454,997

		1,021,089
TEXTILES—0.27%
Cintas Corp.	30,465	991,636
G&K Services Inc. Class A	4,536	154,541

		1,146,177
TRANSPORTATION—13.87%
Alexander & Baldwin Inc.	10,035	483,787
Arkansas Best Corp.	6,129	147,464
C.H. Robinson Worldwide Inc.	40,291	2,913,442
Con-way Inc.	13,371	489,646
CSX Corp.	269,883	6,631,025
Expeditors International of Washington Inc.	51,764	2,470,178
FedEx Corp.	71,418	6,204,796
Forward Air Corp.	7,165	223,261
Genesee & Wyoming Inc. Class A(a)(b)	9,446	519,908
Heartland Express Inc.	13,414	205,503
Hub Group Inc. Class A(a)(b)	8,998	319,249
J.B. Hunt Transport Services Inc.	24,454	1,106,299
Kansas City Southern Industries Inc.(a)(b)	26,664	1,582,509
Kirby Corp.(a)(b)	13,076	762,592
Knight Transportation Inc.	14,223	223,870
Landstar System Inc.	11,628	521,516
Norfolk Southern Corp.	86,496	6,547,747
Old Dominion Freight Line Inc.(a)(b)	11,372	421,333
Overseas Shipholding Group Inc.(b)	6,504	158,307
Ryder System Inc.	12,599	709,576
Teekay Corp.	10,229	283,855
Union Pacific Corp.	119,263	12,222,072
United Parcel Service Inc. Class B	177,050	12,255,401
UTi Worldwide Inc.	24,708	399,528
Werner Enterprises Inc.	12,500	294,375

		58,097,239

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2011

TRUCKING & LEASING—0.11%
GATX Corp.	11,200	441,616

		441,616

TOTAL COMMON STOCKS
(Cost: $473,675,253)		418,582,439

SHORT-TERM INVESTMENTS—3.09%

MONEY MARKET FUNDS—3.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	11,678,665	11,678,665
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	1,000,016	1,000,016
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	247,087	247,087

		12,925,768

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,925,768)		12,925,768

TOTAL INVESTMENTS IN SECURITIES—103.00%
(Cost: $486,601,021)		431,508,207
Other Assets, Less Liabilities—(3.00)%		(12,566,642)

NET ASSETS—100.00%		$418,941,565

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.93%

FINANCIAL GUARANTEE INSURANCE—1.23%
Assured Guaranty Ltd.	33,066	$467,884
MBIA Inc.(a)(b)	31,518	289,966

		757,850
INSURANCE BROKERS—2.45%
Arthur J. Gallagher & Co.	21,440	602,893
Brown & Brown Inc.	22,425	489,089
Erie Indemnity Co. Class A	5,622	414,342

		1,506,324
LIFE/HEALTH INSURANCE—26.39%
Aflac Inc.	84,600	3,896,676
American Equity Investment Life Holding Co.	12,060	143,152
CNO Financial Group Inc.(a)	45,112	331,573
Delphi Financial Group Inc. Class A	9,363	252,052
Lincoln National Corp.	58,798	1,558,147
National Western Life Insurance Co. Class A	451	77,270
Primerica Inc.	8,678	187,618
Principal Financial Group Inc.	56,021	1,547,860
Protective Life Corp.	16,993	361,271
Prudential Financial Inc.	86,002	5,046,597
StanCorp Financial Group Inc.	8,995	299,174
Symetra Financial Corp.	15,912	199,855
Torchmark Corp.	22,184	896,012
Unum Group	57,689	1,407,035

		16,204,292
MULTI-LINE INSURANCE—40.85%
ACE Ltd.	60,645	4,062,002
Allstate Corp. (The)	90,092	2,497,350
American Financial Group Inc.	17,697	601,344
American International Group Inc.(a)	92,665	2,659,485
American National Insurance Co.	2,914	218,375
Assurant Inc.	18,706	666,308
Cincinnati Financial Corp.	29,105	795,440
CNA Financial Corp.	6,052	166,672
Genworth Financial Inc. Class A(a)	93,100	774,592
Hartford Financial Services Group Inc. (The)	82,001	1,920,463
Horace Mann Educators Corp.	8,169	118,941
Loews Corp.	65,342	2,605,186
MetLife Inc.	144,859	5,969,639
Old Republic International Corp.	47,538	496,297
United Fire & Casualty Co.	4,813	82,543
Unitrin Inc.	8,942	251,896
XL Group PLC	58,348	1,197,301

		25,083,834
PROPERTY/CASUALTY INSURANCE—26.73%
Alleghany Corp.(a)	1,638	539,574
AmTrust Financial Services Inc.	5,032	116,843
Arch Capital Group Ltd.(a)(b)	25,411	858,892
Chubb Corp. (The)	52,958	3,308,816

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

July 31, 2011

Employers Holdings Inc.	5,058	75,162
First American Financial Corp.	19,823	316,970
Hanover Insurance Group Inc. (The)	9,045	327,519
Harleysville Group Inc.	2,590	78,270
HCC Insurance Holdings Inc.	22,222	669,549
Infinity Property and Casualty Corp.	2,581	130,779
Markel Corp.(a)	1,889	756,393
Meadowbrook Insurance Group Inc.	11,317	106,380
Mercury General Corp.	5,362	199,145
Navigators Group Inc. (The)(a)(b)	2,911	137,224
OneBeacon Insurance Group Ltd.(b)	4,899	62,413
ProAssurance Corp.(a)(b)	5,783	402,786
Progressive Corp. (The)	113,039	2,224,607
RLI Corp.	3,576	225,824
Safety Insurance Group Inc.	3,161	128,337
Selective Insurance Group Inc.	11,115	182,175
Tower Group Inc.	7,771	177,645
Travelers Companies Inc. (The)	74,631	4,114,407
W.R. Berkley Corp.	23,815	733,264
White Mountains Insurance Group Ltd.	1,281	539,801

		16,412,775
REINSURANCE—2.28%
Allied World Assurance Co. Holdings Ltd.	7,765	422,804
Argo Group International Holdings Ltd.(b)	6,364	187,102
Axis Capital Holdings Ltd.	24,883	793,021

		1,402,927

TOTAL COMMON STOCKS
(Cost: $67,023,771)		61,368,002

SHORT-TERM INVESTMENTS—3.19%

MONEY MARKET FUNDS—3.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	1,753,731	1,753,731
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	150,168	150,168
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	58,298	58,298

		1,962,197

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,962,197)		1,962,197

TOTAL INVESTMENTS IN SECURITIES—103.12%
(Cost: $68,985,968)		63,330,199
Other Assets, Less Liabilities—(3.12)%		(1,917,342)

NET ASSETS—100.00%		$61,412,857

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.87%

DENTAL SUPPLIES & EQUIPMENT—1.95%
Sirona Dental Systems Inc.(a)	170,230	$8,610,233

		8,610,233
DIAGNOSTIC EQUIPMENT—3.35%
Cepheid Inc.(a)(b)	216,503	8,175,153
Immucor Inc.(a)	248,589	6,587,609

		14,762,762
ELECTRONIC MEASURING INSTRUMENTS—0.77%
Analogic Corp.	63,028	3,390,276

		3,390,276
ENTERPRISE SOFTWARE/SERVICES—0.72%
Omnicell Inc.(a)	185,888	3,180,544

		3,180,544
HOSPITAL BEDS/EQUIPMENT—4.37%
Hill-Rom Holdings Inc.	191,956	7,158,039
Kinetic Concepts Inc.(a)	181,128	12,124,709

		19,282,748
INSTRUMENTS - SCIENTIFIC—11.61%
Thermo Fisher Scientific Inc.(a)	569,726	34,234,835
Waters Corp.(a)	193,073	16,969,186

		51,204,021
MEDICAL - BIOMEDICAL/GENE—1.58%
Bio-Rad Laboratories Inc. Class A(a)	63,896	6,964,664

		6,964,664
MEDICAL INSTRUMENTS—37.44%
Arthrocare Corp.(a)	121,945	4,030,282
Boston Scientific Corp.(a)	3,019,042	21,616,341
Bruker Corp.(a)(b)	290,902	5,009,332
Conceptus Inc.(a)(b)	162,384	1,849,554
Integra LifeSciences Holdings Corp.(a)	84,107	3,790,703
Intuitive Surgical Inc.(a)	71,672	28,708,220
MAKO Surgical Corp.(a)(b)	167,070	4,813,287
Medtronic Inc.	1,323,805	47,723,170
Natus Medical Inc.(a)(b)	158,560	1,828,197
NuVasive Inc.(a)(b)	158,254	4,529,230
St. Jude Medical Inc.	558,904	25,989,036
Symmetry Medical Inc.(a)(b)	228,326	2,198,779
Thoratec Corp.(a)	203,818	6,866,628
Volcano Corp.(a)(b)	195,052	6,126,583

		165,079,342

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

July 31, 2011

MEDICAL PRODUCTS—31.14%
ABIOMED Inc.(a)(b)	172,975	2,855,817
Accuray Inc.(a)(b)	330,972	2,283,707
CareFusion Corp.(a)	521,853	13,771,701
Covidien PLC	708,603	35,989,946
Invacare Corp.	138,220	4,143,836
NxStage Medical Inc.(a)	222,653	4,096,815
Stryker Corp.	497,157	27,015,511
Varian Medical Systems Inc.(a)(b)	259,406	16,280,321
Wright Medical Group Inc.(a)(b)	202,866	3,172,824
Zimmer Holdings Inc.(a)	360,501	21,637,270
Zoll Medical Corp.(a)(b)	86,863	6,050,877

		137,298,625
MEDICAL STERILIZATION PRODUCTS—1.52%
Steris Corp.	191,061	6,685,224

		6,685,224
PATIENT MONITORING EQUIPMENT—2.13%
Insulet Corp.(a)(b)	191,647	3,767,780
Masimo Corp.	202,672	5,630,228

		9,398,008
RESPIRATORY PRODUCTS—2.71%
ResMed Inc.(a)(b)	395,112	11,967,942

		11,967,942
ULTRA SOUND IMAGING SYSTEMS—0.58%
SonoSite Inc.(a)(b)	79,000	2,580,140

		2,580,140

TOTAL COMMON STOCKS
(Cost: $444,290,666)		440,404,529

SHORT-TERM INVESTMENTS—11.48%

MONEY MARKET FUNDS—11.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	46,027,040	46,027,040
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	3,941,184	3,941,184
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	631,920	631,920

		50,600,144

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

July 31, 2011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,600,144)	50,600,144

TOTAL INVESTMENTS IN SECURITIES—111.35%
(Cost: $494,890,810)	491,004,673
Other Assets, Less Liabilities—(11.35)%	(50,030,854)

NET ASSETS—100.00%	$440,973,819

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.94%

GAS - DISTRIBUTION—2.08%
Energen Corp.	72,968	$4,291,248
Southern Union Co.	119,083	5,120,569

		9,411,817
OIL - FIELD SERVICES—0.27%
Targa Resources Corp.	36,057	1,217,284

		1,217,284
OIL COMPANIES - EXPLORATION & PRODUCTION—89.96%
Anadarko Petroleum Corp.	433,427	35,783,733
Apache Corp.	325,014	40,210,732
Apco Oil and Gas International Inc.(a)	10,413	917,802
Approach Resources Inc.(a)(b)	24,066	624,753
Atlas Energy Inc. Escrow(b)(c)	97,666	9,767
ATP Oil & Gas Corp.(a)(b)	49,738	720,704
Berry Petroleum Co. Class A	49,787	2,855,284
Bill Barrett Corp.(a)(b)	44,175	2,198,148
BPZ Resources Inc.(a)(b)	125,933	455,878
Brigham Exploration Co.(b)	119,704	3,806,587
Cabot Oil & Gas Corp.	102,145	7,566,902
Carrizo Oil & Gas Inc.(b)	37,635	1,445,184
Chesapeake Energy Corp.	596,484	20,489,225
Cimarex Energy Co.	82,972	7,311,493
Clayton Williams Energy Inc.(a)(b)	10,393	689,264
Cobalt International Energy Inc.(b)	160,662	1,979,356
Comstock Resources Inc.(a)(b)	50,304	1,604,698
Concho Resources Inc.(b)	97,979	9,168,875
Contango Oil & Gas Co.(a)(b)	14,953	943,235
Continental Resources Inc.(b)	59,012	4,047,633
Denbury Resources Inc.(a)(b)	383,925	7,417,431
Devon Energy Corp.	348,453	27,423,251
EOG Resources Inc.	235,024	23,972,448
EQT Corp.	144,111	9,148,166
EXCO Resources Inc.	175,326	2,789,437
Forest Oil Corp.(a)(b)	117,015	3,042,390
GeoResources Inc.(b)	25,388	647,902
Goodrich Petroleum Corp.(a)(b)	30,949	613,719
Gulfport Energy Corp.(a)(b)	43,208	1,575,364
Hyperdynamics Corp.(a)(b)	154,048	816,454
Kodiak Oil & Gas Corp.(a)(b)	218,867	1,486,107
Newfield Exploration Co.(b)	127,743	8,612,433
Noble Energy Inc.	162,208	16,168,893
Northern Oil and Gas Inc.(a)(b)	69,559	1,540,036
Oasis Petroleum Inc.(b)	46,514	1,374,024
Occidental Petroleum Corp.	652,162	64,029,265
Penn Virginia Corp.	51,938	681,427
Petrohawk Energy Corp.(b)	291,249	11,122,799
Petroleum Development Corp.(a)(b)	25,898	940,615
Pioneer Natural Resources Co.	110,857	10,308,592
Plains Exploration & Production Co.(b)	138,660	5,409,127
QEP Resources Inc.	170,550	7,475,207
Quicksilver Resources Inc.(b)	129,262	1,829,057
Range Resources Corp.	153,206	9,982,903
Resolute Energy Corp.(a)(b)	51,884	845,190

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

July 31, 2011

Rosetta Resources Inc.(a)(b)	54,846	2,839,377
SandRidge Energy Inc.(a)(b)	388,608	4,476,764
SM Energy Co.	64,141	4,833,024
Southwestern Energy Co.(b)	319,431	14,233,845
Stone Energy Corp.(a)(b)	53,145	1,725,087
Swift Energy Co.(a)(b)	45,107	1,718,577
Ultra Petroleum Corp.(b)	147,866	6,923,086
W&T Offshore Inc.	40,794	1,105,517
Whiting Petroleum Corp.(b)	114,043	6,682,920

		406,619,687
OIL REFINING & MARKETING—7.63%
Cheniere Energy Inc.(a)(b)	85,238	877,951
CVR Energy Inc.(b)	93,807	2,518,718
HollyFrontier Corp.	107,533	8,106,913
Sunoco Inc.	120,361	4,892,675
Tesoro Corp.(a)(b)	147,659	3,586,637
Valero Energy Corp.	526,896	13,235,628
Western Refining Inc.(a)(b)	61,921	1,265,046

		34,483,568

TOTAL COMMON STOCKS
(Cost: $459,204,247)		451,732,356

SHORT-TERM INVESTMENTS—5.48%

MONEY MARKET FUNDS—5.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(d)(e)(f)	22,437,820	22,437,820
Blackrock Cash Funds: Prime, SL Agency Shares
0.15%(d)(e)(f)	1,921,296	1,921,296
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	412,975	412,975

		24,772,091

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,772,091)		24,772,091

TOTAL INVESTMENTS IN SECURITIES—105.42%
(Cost: $483,976,338)		476,504,447
Other Assets, Less Liabilities—(5.42)%		(24,478,904)

NET ASSETS—100.00%		$452,025,543

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.96%

ENGINEERING/RESEARCH AND DEVELOPMENT SERVICES—1.84%
McDermott International Inc.(a)	639,841	$12,905,593

		12,905,593
OIL & GAS DRILLING—17.40%
Atwood Oceanics Inc.(a)	179,252	8,371,068
Diamond Offshore Drilling Inc.	178,827	12,129,835
Helmerich & Payne Inc.	245,589	16,957,921
Hercules Offshore Inc.(a)(b)	577,366	2,713,620
Nabors Industries Ltd.(a)	680,973	17,984,497
Noble Corp.(b)	563,989	20,794,274
Parker Drilling Co.(a)(b)	506,745	3,212,763
Patterson-UTI Energy Inc.	417,739	13,589,050
Pioneer Drilling Co.(a)(b)	236,610	3,849,645
Rowan Companies Inc.(a)	340,806	13,349,371
Unit Corp.(a)	148,862	8,933,209

		121,885,253
OIL - FIELD SERVICES—55.80%
Baker Hughes Inc.	689,316	53,339,272
Basic Energy Services Inc.(a)(b)	128,889	4,174,715
Cal Dive International Inc.(a)	422,466	2,357,360
CARBO Ceramics Inc.	60,996	9,519,646
Exterran Holdings Inc.(a)(b)	234,807	4,339,233
Global Industries Ltd.(a)	467,957	2,400,619
Halliburton Co.	1,326,946	72,623,755
Helix Energy Solutions Group Inc.(a)(b)	364,188	7,130,801
Hornbeck Offshore Services Inc.(a)(b)	107,233	2,985,367
Key Energy Services Inc.(a)(b)	450,053	8,771,533
Matrix Service Co.(a)(b)	145,165	2,023,600
Newpark Resources Inc.(a)(b)	373,203	3,467,056
Oceaneering International Inc.	301,524	13,025,837
Oil States International Inc.(a)	145,410	11,734,587
RPC Inc.(b)	185,748	4,387,368
Schlumberger Ltd.	1,448,558	130,906,186
SEACOR Holdings Inc.	71,451	7,170,822
Superior Energy Services Inc.(a)	241,008	9,999,422
Tesco Corp.(a)	144,175	3,065,161
Tetra Technologies Inc.(a)(b)	305,209	3,928,040
Weatherford International Ltd.(a)	1,531,248	33,564,956

		390,915,336
OIL FIELD MACHINERY & EQUIPMENT—21.47%
Cameron International Corp.(a)	529,597	29,625,656
Chart Industries Inc.(a)(b)	107,585	5,708,460
Complete Production Services Inc.(a)	234,628	9,122,337
Dresser-Rand Group Inc.(a)	224,353	11,984,937
Dril-Quip Inc.(a)	101,673	7,168,963
FMC Technologies Inc.(a)(b)	534,529	24,374,523
Lufkin Industries Inc.	94,848	7,728,215
National Oilwell Varco Inc.	678,805	54,691,319

		150,404,410

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

July 31, 2011

SEISMIC DATA COLLECTION—0.66%
ION Geophysical Corp.(a)(b)	453,111	4,594,545

		4,594,545
TRANSPORTATION - MARINE—1.95%
GulfMark Offshore Inc. Class A(a)(b)	101,886	4,965,923
Tidewater Inc.	159,961	8,692,281

		13,658,204
TRANSPORTATION - SERVICES—0.84%
Bristow Group Inc.	121,258	5,878,588

		5,878,588

TOTAL COMMON STOCKS
(Cost: $571,713,599)		700,241,929

SHORT-TERM INVESTMENTS—10.79%

MONEY MARKET FUNDS—10.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	69,325,405	69,325,405
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	5,936,168	5,936,168
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	354,380	354,380

		75,615,953

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,615,953)		75,615,953

TOTAL INVESTMENTS IN SECURITIES—110.75%
(Cost: $647,329,552)		775,857,882
Other Assets, Less Liabilities—(10.75)%		(75,331,312)

NET ASSETS—100.00%		$700,526,570

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.82%

CONSUMER PRODUCTS - MISCELLANEOUS—1.00%
Prestige Brands Holdings Inc.(a)(b)	180,531	$2,206,089

		2,206,089
DRUG DELIVERY SYSTEMS—1.49%
Alkermes Inc.(a)(b)	191,375	3,299,305

		3,299,305
MEDICAL - BIOMEDICAL/GENE—7.06%
AMAG Pharmaceuticals Inc.(a)(b)	104,347	1,545,379
ARIAD Pharmaceuticals Inc.(a)(b)	317,141	3,770,806
AVEO Pharmaceuticals Inc.(a)	205,146	3,920,340
Enzon Pharmaceuticals Inc.(a)(b)	207,949	2,021,264
Medicines Co. (The)(a)(b)	149,027	2,232,424
Micromet Inc.(a)(b)	380,651	2,154,485

		15,644,698
MEDICAL - DRUGS—61.10%
Abbott Laboratories	294,650	15,121,438
Allergan Inc.	120,802	9,822,411
Auxilium Pharmaceuticals Inc.(a)(b)	128,682	2,411,501
Bristol-Myers Squibb Co.	451,073	12,927,752
Cephalon Inc.(a)(b)	71,778	5,737,933
Eli Lilly and Co.	300,396	11,505,167
Endo Pharmaceuticals Holdings Inc.(a)	125,282	4,666,754
Forest Laboratories Inc.(a)	193,761	7,180,783
Ironwood Pharmaceuticals Inc. Class A(a)	157,944	2,361,263
Jazz Pharmaceuticals Inc.(a)(b)	81,193	3,285,881
Medicis Pharmaceutical Corp. Class A	105,550	3,924,349
Medivation Inc.(a)	110,713	2,349,330
Merck & Co. Inc.	481,044	16,418,032
Pfizer Inc.	978,985	18,835,671
Pharmasset Inc.(a)	41,430	5,028,773
Rigel Pharmaceuticals Inc.(a)	267,121	2,321,281
Salix Pharmaceuticals Ltd.(a)	99,374	3,853,724
Targacept Inc.(a)	102,222	2,089,418
ViroPharma Inc.(a)(b)	173,103	3,129,702
VIVUS Inc.(a)(b)	290,339	2,383,683

		135,354,846
MEDICAL - GENERIC DRUGS—11.92%
Impax Laboratories Inc.(a)	147,598	3,126,126
Mylan Inc.(a)	310,744	7,078,748
Par Pharmaceutical Companies Inc.(a)	89,781	2,908,007
Perrigo Co.	72,156	6,516,408
Watson Pharmaceuticals Inc.(a)(b)	100,922	6,774,894

		26,404,183
MEDICAL PRODUCTS—12.11%
Hospira Inc.(a)	124,460	6,362,395
Johnson & Johnson	315,677	20,452,713

		26,815,108

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

July 31, 2011

THERAPEUTICS—5.14%
Questcor Pharmaceuticals Inc.(a)(b)	133,434	4,143,126
Theravance Inc.(a)(b)	146,798	3,138,541
Warner Chilcott PLC Class A	195,453	4,108,422

		11,390,089

TOTAL COMMON STOCKS
(Cost: $205,619,682)		221,114,318

SHORT-TERM INVESTMENTS—11.83%

MONEY MARKET FUNDS—11.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	23,940,531	23,940,531
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	2,049,970	2,049,970
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	220,805	220,805

		26,211,306

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,211,306)		26,211,306

TOTAL INVESTMENTS IN SECURITIES—111.65%
(Cost: $231,830,988)		247,325,624
Other Assets, Less Liabilities—(11.65)%		(25,813,886)

NET ASSETS—100.00%		$221,511,738

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.76%

REAL ESTATE MANAGEMENT/SERVICES—2.43%
CB Richard Ellis Group Inc. Class A(a)	2,578,435	$56,209,883
Jones Lang LaSalle Inc.	376,600	32,056,192

		88,266,075
REAL ESTATE OPERATING/DEVELOPMENT—5.92%
Brookfield Office Properties Inc.	2,270,826	43,032,153
Forest City Enterprises Inc. Class A(a)	1,139,944	20,530,391
Forestar Group Inc.(a)(b)	312,884	5,100,009
Howard Hughes Corp. (The)(a)	330,831	20,002,042
Plum Creek Timber Co. Inc.(b)	1,427,389	54,554,808
Potlatch Corp.	350,367	11,639,192
Rayonier Inc.	710,968	45,821,888
St. Joe Co. (The)(a)(b)	804,748	14,252,087

		214,932,570
REITs - APARTMENTS—14.64%
American Campus Communities Inc.(b)	585,013	21,774,184
Apartment Investment and Management Co. Class A	1,040,496	28,405,541
AvalonBay Communities Inc.(b)	746,643	100,192,024
BRE Properties Inc. Class A	637,766	33,469,960
Camden Property Trust	615,301	41,268,238
Equity Residential(b)	2,582,144	159,628,142
Essex Property Trust Inc.	282,380	39,634,857
Home Properties Inc.	336,179	22,026,448
Mid-America Apartment Communities Inc.(b)	318,535	22,549,092
Post Properties Inc.(b)	434,023	18,402,575
UDR Inc.	1,663,896	43,777,104

		531,128,165
REITs - DIVERSIFIED—12.07%
Colonial Properties Trust	730,976	15,752,533
Digital Realty Trust Inc.(b)	834,362	51,071,298
Duke Realty Corp.	2,209,287	31,018,390
DuPont Fabros Technology Inc.(b)	542,104	13,818,231
Entertainment Properties Trust	407,558	18,947,371
Lexington Realty Trust	1,200,756	10,086,350
Liberty Property Trust	1,004,282	34,105,417
Vornado Realty Trust(b)	1,615,081	151,090,828
Washington Real Estate Investment Trust	577,856	18,502,949
Weyerhaeuser Co.	4,680,692	93,567,033

		437,960,400
REITs - HEALTH CARE—10.93%
HCP Inc.(b)	3,559,449	130,738,562
Health Care REIT Inc.(b)	1,549,683	81,792,269
Healthcare Realty Trust Inc.	637,831	12,501,487
Omega Healthcare Investors Inc.	891,003	17,499,299
Senior Housing Properties Trust	1,243,718	29,774,609
Ventas Inc.	2,297,729	124,376,071

		396,682,297

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

July 31, 2011

REITs - HOTELS —4.51%
DiamondRock Hospitality Co.	1,477,045	15,095,400
Hospitality Properties Trust	1,081,356	27,304,239
Host Hotels & Resorts Inc.	5,998,829	95,081,439
LaSalle Hotel Properties(b)	677,574	16,946,126
Sunstone Hotel Investors Inc.(a)	1,032,688	9,201,250

		163,628,454
REITs - MANUFACTURED HOMES—0.60%
Equity Lifestyle Properties Inc.	334,565	21,800,255

		21,800,255
REITs - MORTGAGE—6.91%
American Capital Agency Corp.	1,508,744	42,124,133
Annaly Capital Management Inc.	6,950,254	116,625,262
Chimera Investment Corp.	9,009,803	27,750,193
Hatteras Financial Corp.	632,842	16,972,823
MFA Financial Inc.	3,028,228	22,681,428
Redwood Trust Inc.(b)	611,349	8,760,631
Starwood Property Trust Inc.	822,051	15,947,789

		250,862,259
REITs - OFFICE PROPERTY—12.11%
Alexandria Real Estate Equities Inc.	533,637	43,758,234
BioMed Realty Trust Inc.	1,146,663	22,497,528
Boston Properties Inc.	1,276,349	137,028,829
Brandywine Realty Trust	1,177,376	14,116,738
CommonWealth REIT	719,935	17,004,865
Corporate Office Properties Trust	586,958	18,236,785
Douglas Emmett Inc.	1,081,703	21,634,060
Franklin Street Properties Corp.	645,488	8,139,604
Highwoods Properties Inc.(b)	668,595	23,019,726
Kilroy Realty Corp.	504,523	19,464,497
Mack-Cali Realty Corp.	762,367	25,363,950
Piedmont Office Realty Trust Inc. Class A(b)	1,513,832	31,109,247
SL Green Realty Corp.	709,257	58,173,259

		439,547,322
REITs - OUTLET CENTERS—1.49%
National Retail Properties Inc.(b)	745,403	18,702,161
Realty Income Corp.	1,092,892	35,475,275

		54,177,436
REITs - REGIONAL MALLS—13.20%
CBL & Associates Properties Inc.(b)	1,234,458	21,923,974
General Growth Properties Inc.	3,446,745	57,939,784
Macerich Co. (The)	1,137,400	60,430,062
Simon Property Group Inc.	2,566,967	309,345,193
Taubman Centers Inc.	489,589	29,326,381

		478,965,394
REITs - SHOPPING CENTERS—6.15%
Developers Diversified Realty Corp.	1,989,251	29,062,957
Federal Realty Investment Trust	545,226	47,620,039
Kimco Realty Corp.(b)	3,564,349	67,829,561

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

July 31, 2011

Regency Centers Corp.	717,113	32,212,716
Tanger Factory Outlet Centers Inc.	706,297	19,387,853
Weingarten Realty Investors(b)	1,048,577	26,969,400

		223,082,526
REITs - STORAGE—4.53%
Extra Space Storage Inc.	774,737	16,470,908
Public Storage	1,236,444	147,915,796

		164,386,704
REITs - WAREHOUSE/INDUSTRIAL—4.27%
DCT Industrial Trust Inc.(b)	2,154,262	11,676,100
EastGroup Properties Inc.	236,204	10,515,802
ProLogis Inc.	3,719,394	132,522,008

		154,713,910

TOTAL COMMON STOCKS
(Cost: $3,696,181,173)		3,620,133,767

SHORT-TERM INVESTMENTS—13.34%

MONEY MARKET FUNDS—13.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	437,513,469	437,513,469
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	37,463,223	37,463,223
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	9,002,298	9,002,298

		483,978,990

TOTAL SHORT-TERM INVESTMENTS
(Cost: $483,978,990)		483,978,990

TOTAL INVESTMENTS IN SECURITIES—113.10%
(Cost: $4,180,160,163)		4,104,112,757
Other Assets, Less Liabilities—(13.10)%		(475,380,984)

NET ASSETS—100.00%		$3,628,731,773

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.86%

COMMERCIAL BANKS - CENTRAL U.S.—9.94%
Associated Banc-Corp	80,277	$1,095,781
BOK Financial Corp.	12,584	685,325
Commerce Bancshares Inc.	35,993	1,472,474
Cullen/Frost Bankers Inc.	26,821	1,445,115
First Financial Bankshares Inc.(a)	22,074	711,445
First Midwest Bancorp Inc.	34,669	413,254
FirstMerit Corp.	50,119	732,238
International Bancshares Corp.(a)	27,253	458,395
MB Financial Inc.	24,552	495,705
Old National Bancorp	44,292	451,778
Park National Corp.	6,228	383,894
PrivateBancorp Inc.	28,778	339,293
Prosperity Bancshares Inc.	21,736	902,696
TCF Financial Corp.	68,930	876,790
UMB Financial Corp.	16,218	673,047
Wintrust Financial Corp.	16,015	547,393

		11,684,623
COMMERCIAL BANKS - EASTERN U.S.—9.30%
CapitalSource Inc.	137,988	891,402
F.N.B. Corp.	53,194	531,940
Fulton Financial Corp.	91,626	930,004
M&T Bank Corp.	55,645	4,798,825
National Penn Bancshares Inc.	59,540	478,702
Signature Bank(b)	18,848	1,115,048
Susquehanna Bancshares Inc.	60,603	456,340
Valley National Bancorp	79,041	1,039,389
Webster Financial Corp.	34,090	696,118

		10,937,768
COMMERCIAL BANKS - SOUTHERN U.S.—15.03%
BancorpSouth Inc.(a)	36,267	491,055
BB&T Corp.	320,098	8,220,117
First Horizon National Corp.	121,287	1,090,370
Hancock Holding Co.	26,321	867,277
IBERIABANK Corp.	12,450	634,576
Popular Inc.(b)	474,481	1,138,754
Regions Financial Corp.	581,007	3,538,333
Synovus Financial Corp.	343,267	628,179
Trustmark Corp.	26,578	579,135
United Bankshares Inc.(a)	20,504	489,225

		17,677,021
COMMERCIAL BANKS - WESTERN U.S.—7.67%
Bank of Hawaii Corp.	22,157	992,855
Cathay General Bancorp	36,614	507,470
City National Corp.	22,700	1,218,536
East West Bancorp Inc.	68,617	1,273,531
Glacier Bancorp Inc.	33,419	439,126
PacWest Bancorp	14,737	292,529
SVB Financial Group(b)	19,731	1,203,986
Umpqua Holdings Corp.	53,421	606,863

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

July 31, 2011

Westamerica Bancorp	13,588	637,685
Zions Bancorp(a)	84,662	1,854,098

		9,026,679
SAVINGS & LOANS/THRIFTS - CENTRAL U.S.—1.11%
Capitol Federal Financial Inc.	77,979	892,080
TFS Financial Corp.(b)	43,526	410,885

		1,302,965
SAVINGS & LOANS/THRIFTS - EASTERN U.S.—7.90%
Astoria Financial Corp.	41,198	479,957
First Niagara Financial Group Inc.	142,624	1,747,144
Hudson City Bancorp Inc.	226,022	1,864,681
New York Community Bancorp Inc.	201,492	2,726,187
People’s United Financial Inc.	165,810	2,102,471
Provident Financial Services Inc.	26,550	367,983

		9,288,423
SAVINGS & LOANS/THRIFTS - WESTERN U.S.—0.75%
Washington Federal Inc.	52,205	882,787

		882,787
SUPER-REGIONAL BANKS - U.S.—48.16%
Comerica Inc.	92,951	2,977,221
Fifth Third Bancorp	424,625	5,371,506
Huntington Bancshares Inc.	398,588	2,409,465
KeyCorp	439,882	3,536,651
PNC Financial Services Group Inc. (The)(c)	243,401	13,214,240
SunTrust Banks Inc.	248,062	6,075,038
U.S. Bancorp	884,439	23,048,480

		56,632,601

TOTAL COMMON STOCKS
(Cost: $156,164,776)		117,432,867

SHORT-TERM INVESTMENTS—1.41%

MONEY MARKET FUNDS—1.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	1,469,876	1,469,876
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	125,862	125,862

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

July 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	61,806	61,806

		1,657,544

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,657,544)		1,657,544

TOTAL INVESTMENTS IN SECURITIES—101.27%
(Cost: $157,822,320)		119,090,411
Other Assets, Less Liabilities—(1.27)%		(1,493,606)

NET ASSETS—100.00%		$117,596,805

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.85%

COMMERCIAL SERVICES—0.49%
Gartner Inc.(a)(b)	53,087	$1,959,441
SAIC Inc.(a)(b)	230,187	3,689,898
SuccessFactors Inc.(a)	50,844	1,372,788

		7,022,127
COMPUTERS—37.94%
Apple Inc.(a)	590,768	230,683,089
Brocade Communications Systems Inc.(a)	288,167	1,579,155
CACI International Inc. Class A(a)(b)	19,541	1,154,482
Cadence Design Systems Inc.(a)	173,931	1,796,707
Cognizant Technology Solutions Corp. Class A(a)	195,444	13,655,672
Computer Sciences Corp.	98,921	3,489,933
Dell Inc.(a)	1,082,082	17,573,012
Diebold Inc.	42,722	1,291,913
DST Systems Inc.	23,765	1,216,530
Electronics For Imaging Inc.(a)(b)	30,081	517,694
EMC Corp.(a)	1,328,460	34,646,237
Fortinet Inc.(a)	60,424	1,227,816
Hewlett-Packard Co.	1,400,454	49,239,963
Insight Enterprises Inc.(a)(b)	29,789	501,349
International Business Machines Corp.	785,410	142,826,808
Lexmark International Inc. Class A(a)(b)	50,433	1,693,036
Mentor Graphics Corp.(a)(b)	70,449	805,232
MICROS Systems Inc.(a)(b)	51,903	2,541,690
NCR Corp.(a)	102,769	2,050,242
NetApp Inc.(a)	232,756	11,060,565
Riverbed Technology Inc.(a)(b)	94,661	2,710,144
SanDisk Corp.(a)	153,474	6,527,249
Seagate Technology PLC	276,959	3,846,961
Synaptics Inc.(a)(b)	21,844	536,707
Synopsys Inc.(a)	96,389	2,310,444
Teradata Corp.(a)	108,458	5,960,852
Unisys Corp.(a)(b)	25,206	523,529
Western Digital Corp.(a)	149,659	5,157,249

		547,124,260
DISTRIBUTION & WHOLESALE—0.25%
Brightpoint Inc.(a)(b)	43,458	395,033
Ingram Micro Inc. Class A(a)	100,828	1,870,359
Tech Data Corp.(a)(b)	30,034	1,401,687

		3,667,079
ELECTRONICS—0.24%
Cymer Inc.(a)(b)	18,032	793,949
Garmin Ltd.(b)	79,384	2,590,300

		3,384,249
INTERNET—10.43%
Akamai Technologies Inc.(a)	120,716	2,923,741
AOL Inc.(a)(b)	68,277	1,172,999
Ariba Inc.(a)	60,049	1,985,820
Check Point Software Technologies Ltd.(a)(b)	108,180	6,236,577

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

July 31, 2011

Digital River Inc.(a)(b)	25,534	651,117
EarthLink Inc.	69,520	558,941
Equinix Inc.(a)	30,146	3,149,353
F5 Networks Inc.(a)	51,819	4,844,040
Google Inc. Class A(a)	159,981	96,578,930
IAC/InterActiveCorp(a)	54,886	2,271,731
j2 Global Communications Inc.(a)(b)	29,370	785,354
Rackspace Hosting Inc.(a)(b)	69,390	2,775,600
Symantec Corp.(a)	491,527	9,368,505
TIBCO Software Inc.(a)	107,272	2,793,363
VeriSign Inc.	108,486	3,385,848
Websense Inc.(a)(b)	23,508	533,161
Yahoo! Inc.(a)	787,240	10,312,844

		150,327,924
MACHINERY—0.02%
Intermec Inc.(a)	30,299	326,623

		326,623
OFFICE & BUSINESS EQUIPMENT—0.75%
Pitney Bowes Inc.	120,502	2,596,818
Xerox Corp.	887,947	8,284,546

		10,881,364
SEMICONDUCTORS—15.98%
Advanced Micro Devices Inc.(a)(b)	369,299	2,710,655
Altera Corp.	206,053	8,423,447
Amkor Technology Inc.(a)(b)	65,122	347,100
Analog Devices Inc.	191,709	6,594,790
Applied Materials Inc.	850,966	10,483,901
Applied Micro Circuits Corp.(a)(b)	41,726	263,291
Atmel Corp.(a)(b)	275,899	3,338,378
ATMI Inc.(a)(b)	20,219	377,084
Broadcom Corp. Class A(a)	312,147	11,571,289
Cabot Microelectronics Corp.(a)(b)	15,122	585,070
Cavium Inc.(a)(b)	31,211	1,076,467
Cree Inc.(a)(b)	70,461	2,315,348
Cypress Semiconductor Corp.(a)	108,249	2,227,764
Emulex Corp.(a)(b)	56,404	476,614
Fairchild Semiconductor International Inc.(a)	82,078	1,231,991
Hittite Microwave Corp.(a)(b)	17,660	988,783
Integrated Device Technology Inc.(a)(b)	98,936	676,722
Intel Corp.	3,534,397	78,923,085
International Rectifier Corp.(a)	44,712	1,148,651
Intersil Corp. Class A	80,959	975,556
KLA-Tencor Corp.	108,077	4,303,626
Lam Research Corp.(a)	80,168	3,277,268
Linear Technology Corp.	134,800	3,949,640
LSI Corp.(a)	397,114	2,922,759
Marvell Technology Group Ltd.(a)	340,065	5,039,763
Maxim Integrated Products Inc.	192,113	4,410,915
MEMC Electronic Materials Inc.(a)	148,086	1,098,798
Microchip Technology Inc.(b)	121,336	4,095,090
Micron Technology Inc.(a)	556,971	4,104,876
Microsemi Corp.(a)(b)	55,677	1,105,188
National Semiconductor Corp.	154,269	3,813,530
NetLogic Microsystems Inc.(a)	43,954	1,518,611
Novellus Systems Inc.(a)(b)	57,470	1,783,869
NVIDIA Corp.(a)	383,244	5,300,265
OmniVision Technologies Inc.(a)	34,769	1,016,646

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

July 31, 2011

ON Semiconductor Corp.(a)	286,101	2,486,218
PMC-Sierra Inc.(a)	150,353	1,050,967
QLogic Corp.(a)	67,912	1,030,225
Rambus Inc.(a)	63,148	876,494
Rovi Corp.(a)(b)	72,521	3,841,437
Semtech Corp.(a)(b)	41,683	971,214
Silicon Laboratories Inc.(a)(b)	28,694	1,016,055
Skyworks Solutions Inc.(a)	119,438	3,022,976
Teradyne Inc.(a)	115,976	1,564,516
Tessera Technologies Inc.(a)(b)	32,356	508,313
Texas Instruments Inc.	756,174	22,496,177
TriQuint Semiconductor Inc.(a)(b)	104,877	788,675
Varian Semiconductor Equipment Associates Inc.(a)	47,886	2,908,596
Xilinx Inc.	166,681	5,350,460

		230,389,153
SOFTWARE—21.32%
ACI Worldwide Inc.(a)	21,396	773,679
Adobe Systems Inc.(a)	327,610	9,081,349
Advent Software Inc.(a)	20,935	486,320
Allscripts Healthcare Solutions Inc.(a)	120,079	2,179,434
ANSYS Inc.(a)	59,235	2,997,291
athenahealth Inc.(a)(b)	22,077	1,297,907
Autodesk Inc.(a)	147,641	5,078,851
Blackboard Inc.(a)	22,563	982,844
BMC Software Inc.(a)	116,051	5,015,724
CA Inc.	264,534	5,899,108
Cerner Corp.(a)(b)	92,034	6,119,341
Citrix Systems Inc.(a)	120,927	8,711,581
CommVault Systems Inc.(a)(b)	26,079	1,009,779
Compuware Corp.(a)	140,713	1,359,288
Concur Technologies Inc.(a)	30,103	1,367,880
CSG Systems International Inc.(a)(b)	21,945	389,743
Fair Isaac Corp.	25,715	765,021
Informatica Corp.(a)(b)	68,115	3,482,720
Intuit Inc.(a)	178,725	8,346,458
JDA Software Group Inc.(a)(b)	27,265	762,330
Microsoft Corp.	4,812,843	131,871,898
Nuance Communications Inc.(a)	146,137	2,924,201
Oracle Corp.	2,434,204	74,437,958
Parametric Technology Corp.(a)(b)	76,006	1,580,165
Progress Software Corp.(a)(b)	43,234	1,041,940
QLIK Technologies Inc.(a)	36,888	1,118,075
Quality Systems Inc.	11,842	1,081,885
Quest Software Inc.(a)	40,452	767,779
Red Hat Inc.(a)	124,261	5,228,903
Salesforce.com Inc.(a)	77,849	11,265,529
Solera Holdings Inc.	45,247	2,528,402
VeriFone Systems Inc.(a)	56,382	2,219,759
VMware Inc. Class A(a)	52,903	5,308,287

		307,481,429
TELECOMMUNICATIONS—12.43%
Acme Packet Inc.(a)	38,366	2,260,525
ADTRAN Inc.	41,609	1,376,842
Amdocs Ltd.(a)	115,238	3,633,454
Arris Group Inc.(a)(b)	79,615	955,380
Aruba Networks Inc.(a)(b)	53,939	1,237,900
Ciena Corp.(a)(b)	59,516	920,117
Cisco Systems Inc.	3,569,657	57,007,422
Comtech Telecommunications Corp.	17,198	463,486

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

July 31, 2011

Corning Inc.	1,007,423	16,028,100
Finisar Corp.(a)(b)	57,751	984,077
Harmonic Inc.(a)(b)	73,973	401,673
Harris Corp.	83,083	3,312,519
InterDigital Inc.	28,160	1,921,920
JDS Uniphase Corp.(a)	143,641	1,888,879
Juniper Networks Inc.(a)	339,999	7,952,577
Motorola Mobility Holdings Inc.(a)	189,516	4,241,368
Motorola Solutions Inc.(a)	190,203	8,538,213
Plantronics Inc.	30,718	1,052,092
Polycom Inc.(a)	113,639	3,071,662
QUALCOMM Inc.	1,058,609	57,990,601
RF Micro Devices Inc.(a)(b)	174,670	1,179,023
Sonus Networks Inc.(a)(b)	134,546	398,256
Tekelec(a)(b)	39,625	311,056
Tellabs Inc.	214,108	886,407
ViaSat Inc.(a)(b)	26,808	1,204,484

		179,218,033

TOTAL COMMON STOCKS
(Cost: $1,384,277,023)		1,439,822,241

SHORT-TERM INVESTMENTS—4.11%

MONEY MARKET FUNDS—4.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	53,157,283	53,157,283
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	4,551,730	4,551,730
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	1,582,461	1,582,461

		59,291,474

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,291,474)		59,291,474

TOTAL INVESTMENTS IN SECURITIES—103.96%
(Cost: $1,443,568,497)		1,499,113,715
Other Assets, Less Liabilities—(3.96)%		(57,098,078)

NET ASSETS—100.00%		$1,442,015,637

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.98%

HOLDING COMPANIES - DIVERSIFIED—3.78%
Leucadia National Corp.	804,762	$27,096,337

		27,096,337
INTERNET—1.64%
AboveNet Inc.	193,173	11,762,304

		11,762,304
TELECOMMUNICATIONS—94.56%
Alaska Communications Systems Group Inc.(a)	803,972	5,812,718
American Tower Corp. Class A(b)	930,723	48,890,879
AT&T Inc.	3,640,658	106,525,653
Atlantic Tele-Network Inc.(a)	185,310	6,999,159
Cbeyond Inc.(a)(b)	551,063	6,188,437
CenturyLink Inc.	1,290,514	47,890,975
Cincinnati Bell Inc.(a)(b)	2,992,291	10,353,327
Consolidated Communications Holdings Inc.	411,885	7,422,168
Crown Castle International Corp.(b)	830,466	36,042,224
Frontier Communications Corp.	3,746,189	28,058,956
General Communication Inc. Class A(a)(b)	620,834	7,046,466
Global Crossing Ltd.(a)(b)	332,483	11,447,390
Leap Wireless International Inc.(a)(b)	693,011	9,327,928
Level 3 Communications Inc.(a)(b)	9,398,329	20,488,357
MetroPCS Communications Inc.(b)	1,329,904	21,650,837
NII Holdings Inc.(b)	682,498	28,903,790
NTELOS Holdings Corp.	432,014	8,389,712
PAETEC Holding Corp.(a)(b)	1,896,353	8,381,880
SBA Communications Corp. Class A(a)(b)	596,988	22,787,032
Shenandoah Telecommunications Co.	423,072	6,709,922
Sprint Nextel Corp.(b)	7,736,355	32,724,782
Telephone and Data Systems Inc.	593,874	16,842,267
tw telecom inc.(a)(b)	933,454	18,435,716
United States Cellular Corp.(a)(b)	201,950	8,924,170
USA Mobility Inc.	426,394	7,039,765
Verizon Communications Inc.	2,385,529	84,185,318
Virgin Media Inc.(a)	1,008,952	26,696,870
Vonage Holdings Corp.(b)	1,973,518	7,913,807
Windstream Corp.	2,099,754	25,637,996

		677,718,501

TOTAL COMMON STOCKS
(Cost: $712,676,004)		716,577,142

SHORT-TERM INVESTMENTS—8.79%

MONEY MARKET FUNDS—8.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	57,254,692	57,254,692
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	4,902,581	4,902,581

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

July 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	838,545	838,545

		62,995,818

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,995,818)		62,995,818

TOTAL INVESTMENTS IN SECURITIES—108.77%
(Cost: $775,671,822)		779,572,960
Other Assets, Less Liabilities—(8.77)%		(62,847,251)

NET ASSETS—100.00%		$716,725,709

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.80%

ELECTRIC—82.94%
AES Corp. (The)(a)	818,848	$10,080,019
ALLETE Inc.	30,332	1,220,863
Alliant Energy Corp.	113,700	4,480,917
Ameren Corp.	246,935	7,116,667
American Electric Power Co. Inc.	490,775	18,089,966
Avista Corp.	58,138	1,465,659
Black Hills Corp.	40,093	1,197,979
Calpine Corp.(a)	359,618	5,843,793
CenterPoint Energy Inc.	406,406	7,957,429
Cleco Corp.	62,057	2,154,619
CMS Energy Corp.	260,018	4,976,745
Consolidated Edison Inc.(b)	299,083	15,731,766
Constellation Energy Group Inc.	185,467	7,201,684
Dominion Resources Inc.	597,543	28,950,958
DPL Inc.	120,869	3,656,287
DTE Energy Co.	173,389	8,641,708
Duke Energy Corp.	1,357,411	25,247,845
Dynegy Inc.(a)(b)	106,498	609,169
Edison International	308,080	11,728,606
El Paso Electric Co.	43,763	1,463,872
Entergy Corp.	184,045	12,294,206
Exelon Corp.	679,334	29,938,249
FirstEnergy Corp.	430,107	19,204,278
GenOn Energy Inc.(a)	786,833	3,060,780
Great Plains Energy Inc.	139,610	2,815,934
Hawaiian Electric Industries Inc.	97,808	2,288,707
IDACORP Inc.	50,463	1,978,654
Integrys Energy Group Inc.	80,500	4,041,905
ITC Holdings Corp.	52,254	3,671,366
NextEra Energy Inc.	433,313	23,940,543
Northeast Utilities	180,350	6,131,900
NorthWestern Corp.	37,093	1,187,718
NRG Energy Inc.(a)	248,327	6,088,978
NSTAR	106,751	4,732,272
NV Energy Inc.	241,088	3,577,746
Pepco Holdings Inc.	232,314	4,339,626
PG&E Corp.	407,910	16,899,711
Pinnacle West Capital Corp.	111,755	4,732,824
PNM Resources Inc.	81,188	1,219,444
Portland General Electric Co.	77,189	1,912,743
PPL Corp.	577,950	16,124,805
Progress Energy Inc.	301,194	14,077,808
Public Service Enterprise Group Inc.	523,411	17,141,710
SCANA Corp.	119,280	4,674,583
Southern Co.	863,269	34,133,656
TECO Energy Inc.	208,005	3,854,333
UIL Holdings Corp.	51,814	1,654,421
UniSource Energy Corp.	37,642	1,385,978
Westar Energy Inc.(b)	117,362	3,029,113
Wisconsin Energy Corp.	240,715	7,377,915
Xcel Energy Inc.	498,446	11,962,704

		437,291,161

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

July 31, 2011

ENERGY - ALTERNATE SOURCES—0.42%
Covanta Holding Corp.	127,158	2,197,290

		2,197,290
GAS—9.29%
AGL Resources Inc.	78,903	3,219,243
Atmos Energy Corp.	93,069	3,111,297
Laclede Group Inc. (The)	21,715	808,884
National Fuel Gas Co.	80,214	5,805,889
New Jersey Resources Corp.	42,720	1,863,019
Nicor Inc.	45,412	2,484,036
NiSource Inc.	285,110	5,739,264
Northwest Natural Gas Co.	27,259	1,216,024
Piedmont Natural Gas Co.	73,707	2,150,033
Sempra Energy	229,781	11,647,599
South Jersey Industries Inc.	30,577	1,544,139
Southwest Gas Corp.	47,345	1,765,495
UGI Corp.	113,959	3,452,958
Vectren Corp.	83,196	2,197,206
WGL Holdings Inc.	51,498	1,998,637

		49,003,723
PIPELINES—5.48%
ONEOK Inc.	103,023	7,499,044
Questar Corp.	182,878	3,370,442
Spectra Energy Corp.	666,573	18,010,802

		28,880,288
WATER—1.67%
American Water Works Co. Inc.	179,844	5,035,632
Aqua America Inc.	141,364	2,989,849
California Water Service Group	42,863	784,821

		8,810,302

TOTAL COMMON STOCKS
(Cost: $570,019,710)		526,182,764

SHORT-TERM INVESTMENTS—1.25%

MONEY MARKET FUNDS—1.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	5,854,842	5,854,842
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	501,336	501,336
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	238,966	238,966

		6,595,144

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

July 31, 2011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,595,144)	6,595,144

TOTAL INVESTMENTS IN SECURITIES—101.05%
(Cost: $576,614,854)	532,777,908
Other Assets, Less Liabilities—(1.05)%	(5,532,689)

NET ASSETS—100.00%	$527,245,219

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.44%

AUSTRALIA—22.44%
BGP Holdings PLC(a)(b)	539,595	$78
Bunnings Warehouse Property Trust	45,531	86,273
CFS Retail Property Trust	185,562	352,627
Charter Hall Office REIT	42,381	154,557
Charter Hall Retail REIT	26,865	92,071
Commonwealth Property Office Fund	213,525	222,819
Dexus Property Group	420,561	399,600
FKP Property Group	76,248	53,184
Goodman Group	644,418	481,345
GPT Group	161,433	533,751
ING Office Fund	238,653	167,775
Mirvac Group	298,242	376,744
Stockland Corp. Ltd.	207,558	695,376
Westfield Group	201,681	1,763,430
Westfield Retail Trust	266,238	713,576

		6,093,206
HONG KONG—37.99%
Agile Property Holdings Ltd.(c)	126,000	203,682
Champion REIT(c)	198,000	109,231
China Overseas Land & Investment Ltd.	360,000	808,262
China Resources Land Ltd.(c)	180,000	352,864
Country Garden Holdings Co. Ltd.(c)	288,000	147,797
Hang Lung Properties Ltd.	189,000	698,339
Henderson Land Development Co. Ltd.	100,000	633,780
Hongkong Land Holdings Ltd.(c)	153,000	1,028,160
Hopson Development Holdings Ltd.(c)	54,000	49,396
Hysan Development Co. Ltd.	72,000	337,161
Kerry Properties Ltd.	63,000	305,523
KWG Property Holdings Ltd.(c)	99,000	69,222
Link REIT (The)	189,000	660,754
New World China Land Ltd.	145,600	52,304
New World Development Co. Ltd.	252,000	371,154
Shenzhen Investment Ltd.(c)	234,000	67,848
Shimao Property Holdings Ltd.	121,500	160,555
Shui On Land Ltd.	229,750	101,692
Sino Land Co. Ltd.	234,000	396,880
SOHO China Ltd.(c)	180,000	163,269
Sun Hung Kai Properties Ltd.	171,000	2,601,912
Wharf (Holdings) Ltd. (The)	135,200	994,768

		10,314,553
JAPAN—26.36%
AEON Mall Co. Ltd.	8,100	207,983
Japan Prime Realty Investment Corp.	63	162,581
Japan Real Estate Investment Corp.	45	450,641
Japan Retail Fund Investment Corp.	153	238,449
Kenedix Realty Investment Corp.	27	100,529
Mitsubishi Estate Co. Ltd.	90,000	1,613,681
Mitsui Fudosan Co. Ltd.	72,000	1,370,229
MORI TRUST Sogo REIT Inc.	9	91,877
Nippon Accommodations Fund Inc.	9	69,607
Nippon Building Fund Inc.	54	551,963
Nomura Real Estate Holdings Inc.	6,300	115,488

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

July 31, 2011

Nomura Real Estate Office Fund Inc.	27	176,642
NTT Urban Development Corp.	117	107,163
ORIX JREIT Inc.	18	99,106
Premier Investment Corp.	9	39,001
Sumitomo Realty & Development Co. Ltd.	45,000	1,111,154
Tokyo Tatemono Co. Ltd.	27,000	110,183
Tokyu Land Corp.	36,000	168,830
TOKYU REIT Inc.	9	56,024
Top REIT Inc.	18	99,806
United Urban Investment Corp.	180	215,701

		7,156,638
NEW ZEALAND—0.28%
Kiwi Income Property Trust	85,257	75,242

		75,242
SINGAPORE—12.37%
Ascendas Real Estate Investment Trust	180,202	305,389
CapitaCommercial Trust	180,000	210,841
CapitaLand Ltd.	279,000	672,149
CapitaMall Trust Management Ltd.	207,400	324,776
CapitaMalls Asia Ltd.	135,000	160,935
CDL Hospitality Trusts	63,000	108,860
City Developments Ltd.	63,000	552,673
Global Logistic Properties Ltd.(b)	162,000	271,850
Keppel Land Ltd.(c)	63,000	200,449
Mapletree Industrial Trust	90,000	91,589
Mapletree Logistics Trust	153,240	117,118
Suntec REIT	189,000	241,009
Wing Tai Holdings Ltd.	45,000	55,327
Yanlord Land Group Ltd.	45,000	46,542

		3,359,507

TOTAL COMMON STOCKS
(Cost: $26,148,346)		26,999,146

SHORT-TERM INVESTMENTS—6.32%

MONEY MARKET FUNDS—6.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(d)(e)(f)	1,570,857	1,570,857
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(d)(e)(f)	134,509	134,509
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	9,671	9,671

		1,715,037

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

July 31, 2011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,715,037)	1,715,037

TOTAL INVESTMENTS IN SECURITIES—105.76%
(Cost: $27,863,383)	28,714,183
Other Assets, Less Liabilities—(5.76)%	(1,562,644)

NET ASSETS—100.00%	$27,151,539

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.87%

AUSTRIA—1.97%
CA Immobilien Anlagen AG(a)	15,300	$258,117
conwert Immobilien Invest SE	14,175	229,462

		487,579
BELGIUM—3.09%
Befimmo SCA	2,940	247,657
Cofinimmo SA	2,385	331,140
Intervest Offices NV	1,245	36,729
Leasinvest Real Estate SCA	285	27,034
Warehouses De Pauw SCA	1,635	89,281
Wereldhave Belgium NV	360	33,947

		765,788
FINLAND—1.90%
Citycon OYJ	36,361	148,392
Sponda OYJ	48,420	267,186
Technopolis OYJ	11,310	54,608

		470,186
FRANCE—25.35%
Affine SA	660	17,090
Fonciere des Regions	4,785	467,571
Gecina SA	3,285	456,902
Icade	3,780	435,798
Klepierre	16,545	620,532
Mercialys	8,040	335,167
Societe de la Tour Eiffel	975	84,036
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,280	296,347
Unibail-Rodamco SE	15,960	3,564,026

		6,277,469
GERMANY—5.96%
Alstria Office REIT AG	12,510	182,286
Colonia Real Estate AG(a)	2,805	18,517
Deutsche EuroShop AG	9,015	345,369
Deutsche Wohnen AG Bearer	14,295	232,124
DIC Asset AG	6,000	64,061
GAGFAH SA	15,720	107,052
GSW Immobilien AG(a)	5,805	203,957
IVG Immobilien AG(a)	18,165	125,191
PATRIZIA Immobilien AG(a)	4,485	29,988
Prime Office REIT AG(a)	6,810	54,850
TAG Immobilien AG(a)(b)	11,265	113,153

		1,476,548
GREECE—0.15%
Eurobank Properties Real Estate Investment Co.	3,255	26,147
Lamda Development SA(a)	2,212	11,920

		38,067

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

July 31, 2011

ITALY—0.78%
Beni Stabili SpA	167,565	149,531
Immobiliare Grande Distribuzione SpA	21,990	44,777

		194,308
NETHERLANDS—8.38%
Corio NV	15,915	973,456
Eurocommercial Properties NV	7,125	341,254
Nieuwe Steen Investments NV	7,575	141,400
VastNed Offices/Industrial NV	3,315	54,782
VastNed Retail NV	3,210	219,268
Wereldhave NV	3,720	345,328

		2,075,488
NORWAY—0.74%
Norwegian Property ASA	87,120	183,251

		183,251
SPAIN—0.16%
Inmobiliaria Colonial SA(a)	5,861	39,753

		39,753
SWEDEN—6.97%
Castellum AB	30,000	434,235
Fabege AB	28,800	277,377
Hufvudstaden AB Class A	26,610	298,050
Klovern AB	21,825	101,034
Kungsleden AB	23,745	218,340
Wallenstam AB Class B	20,940	213,296
Wihlborgs Fastigheter AB	13,080	183,520

		1,725,852
SWITZERLAND—7.93%
Allreal Holding AG Registered(a)	1,185	209,427
Mobimo Holding AG Registered(a)	900	248,922
PSP Swiss Property AG Registered(a)	8,085	818,552
Swiss Prime Site AG Registered(a)	7,110	651,284
Zueblin Immobilien Holding AG Registered(a)	7,800	34,636

		1,962,821
UNITED KINGDOM—36.49%
A&J Mucklow Group PLC	4,200	20,838
Big Yellow Group PLC	22,800	107,376
British Land Co. PLC	154,530	1,483,916
Capital & Counties Properties PLC	119,475	368,506
Capital Shopping Centres Group PLC	112,545	689,829
CLS Holdings PLC(a)	3,930	41,158
Daejan Holdings PLC	870	39,930
Derwent London PLC	17,565	517,840
Development Securities PLC	21,360	76,085
F&C Commercial Property Trust Ltd.	89,040	151,421
Grainger PLC	54,360	104,937
Great Portland Estates PLC	54,630	373,228
Hammerson PLC	123,585	944,944
Hansteen Holdings PLC	111,615	150,512

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

July 31, 2011

Helical Bar PLC	20,625	82,778
ING UK Real Estate Income Trust Ltd.	60,030	50,501
Invista Foundation Property Trust Ltd.	62,130	38,755
IRP Property Investments Ltd.	19,755	25,942
Land Securities Group PLC	136,050	1,909,438
London & Stamford Property PLC	95,280	198,318
Minerva PLC(a)	27,960	54,846
Primary Health Properties PLC	11,880	61,623
Quintain Estates and Development PLC(a)	90,390	87,541
Safestore Holdings PLC	32,670	64,889
SEGRO PLC	128,280	635,926
Shaftesbury PLC	43,665	366,623
St. Modwen Properties PLC	26,250	74,588
Standard Life Investment Property Income Trust PLC	23,865	25,169
UK Commercial Property Trust Ltd.	62,685	81,598
UNITE Group PLC(a)	27,795	96,498
Workspace Group PLC	250,556	111,048

		9,036,601

TOTAL COMMON STOCKS
(Cost: $23,062,321)		24,733,711

SHORT-TERM INVESTMENTS—0.50%

MONEY MARKET FUNDS—0.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	109,991	109,991
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	9,418	9,418
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	4,239	4,239

		123,648

TOTAL SHORT-TERM INVESTMENTS
(Cost: $123,648)		123,648

TOTAL INVESTMENTS IN SECURITIES—100.37%
(Cost: $23,185,969)		24,857,359
Other Assets, Less Liabilities—(0.37)%		(92,431)

NET ASSETS—100.00%		$24,764,928

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.59%

AUSTRALIA—14.11%
BGP Holdings PLC(a)(b)	6,603,392	$949
Bunnings Warehouse Property Trust	429,780	814,358
CFS Retail Property Trust	1,719,510	3,267,616
Charter Hall Office REIT	402,610	1,468,259
Charter Hall Retail REIT	250,510	858,539
Commonwealth Property Office Fund	2,006,940	2,094,296
Dexus Property Group	3,962,530	3,765,033
FKP Property Group	743,635	518,697
Goodman Group	6,043,180	4,513,928
GPT Group	1,519,830	5,025,065
ING Office Fund	2,243,410	1,577,135
Mirvac Group	2,806,180	3,544,814
Stockland Corp. Ltd.	1,956,500	6,554,806
Westfield Group	1,890,980	16,534,085
Westfield Retail Trust	2,499,900	6,700,275

		57,237,855
AUSTRIA—0.57%
CA Immobilien Anlagen AG(b)	72,930	1,230,357
conwert Immobilien Invest SE	67,210	1,087,983

		2,318,340
BELGIUM—0.87%
Befimmo SCA	13,650	1,149,835
Cofinimmo SA	11,180	1,552,264
Intervest Offices NV	5,460	161,079
Leasinvest Real Estate SCA	1,170	110,982
Warehouses De Pauw SCA	7,540	411,729
Wereldhave Belgium NV	1,690	159,360

		3,545,249
CANADA—8.46%
Allied Properties Real Estate Investment Trust	38,350	944,532
Artis Real Estate Investment Trust	62,010	902,708
Boardwalk Real Estate Investment Trust	39,130	2,053,387
Brookfield Office Properties Inc.	308,360	5,865,675
Calloway Real Estate Investment Trust	84,370	2,215,912
Canadian Apartment Properties Real Estate Investment Trust	62,920	1,291,833
Canadian Real Estate Investment Trust	54,600	1,909,555
Chartwell Seniors Housing Real Estate Investment Trust	117,650	969,165
Cominar Real Estate Investment Trust	51,610	1,222,976
Crombie Real Estate Investment Trust	29,640	403,836
Dundee Real Estate Investment Trust	41,470	1,409,063
Extendicare Real Estate Investment Trust	65,910	703,206
First Capital Realty Inc.	52,650	928,128
H&R Real Estate Investment Trust	128,180	2,951,438
Homburg Canada Real Estate Investment Trust	39,000	510,108
InnVest Real Estate Investment Trust	76,960	458,945
Killam Properties Inc.	36,270	414,340
Morguard Real Estate Investment Trust	34,190	560,069
Northern Property Real Estate Investment Trust	24,366	784,748
NorthWest Healthcare Properties Real Estate Investment Trust	28,990	357,001
Primaris Retail Real Estate Investment Trust	64,350	1,393,356

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

July 31, 2011

RioCan Real Estate Investment Trust	212,290	5,775,872
TransGlobe Apartment Real Estate Investment Trust	26,000	302,741

		34,328,594
FINLAND—0.53%
Citycon OYJ	151,450	618,080
Sponda OYJ	226,980	1,252,494
Technopolis OYJ	53,560	258,605

		2,129,179
FRANCE—7.26%
Affine SA	2,600	67,326
Fonciere des Regions	22,620	2,210,337
Gecina SA	15,470	2,151,680
Icade	17,810	2,053,325
Klepierre	78,130	2,930,321
Mercialys	37,830	1,577,034
Societe de la Tour Eiffel	4,810	414,580
Societe Immobiliere de Location pour l’Industrie et le Commerce	10,660	1,385,551
Unibail-Rodamco SE	74,620	16,663,383

		29,453,537
GERMANY—1.73%
Alstria Office REIT AG	58,760	856,203
Colonia Real Estate AG(b)	12,740	84,104
Deutsche EuroShop AG	42,250	1,618,616
Deutsche Wohnen AG Bearer	67,340	1,093,474
DIC Asset AG(c)	28,871	308,253
GAGFAH SA	78,260	532,946
GSW Immobilien AG(b)	27,820	977,446
IVG Immobilien AG(b)	88,920	612,824
PATRIZIA Immobilien AG(b)	21,840	146,030
Prime Office REIT AG(b)	31,720	255,485
TAG Immobilien AG(b)(c)	51,350	515,792

		7,001,173
HONG KONG—23.78%
Agile Property Holdings Ltd.(c)	1,040,000	1,681,186
Champion REIT(c)	2,080,000	1,147,476
China Overseas Land & Investment Ltd.	3,380,480	7,589,762
China Resources Land Ltd.(c)	1,820,000	3,567,849
Country Garden Holdings Co. Ltd.(c)	2,730,000	1,400,988
Hang Lung Properties Ltd.	1,820,000	6,724,742
Henderson Land Development Co. Ltd.	910,000	5,767,400
Hongkong Land Holdings Ltd.(c)	1,430,000	9,609,600
Hopson Development Holdings Ltd.(c)	520,000	475,669
Hysan Development Co. Ltd.	650,000	3,043,813
Kerry Properties Ltd.	585,000	2,837,001
KWG Property Holdings Ltd.(c)	975,493	682,075
Link REIT (The)(c)	1,820,000	6,362,820
New World China Land Ltd.	1,480,800	531,944
New World Development Co. Ltd.	2,470,000	3,637,899
Shenzhen Investment Ltd.(c)	2,340,000	678,478
Shimao Property Holdings Ltd.	1,170,000	1,546,090
Shui On Land Ltd.(c)	2,145,300	949,552
Sino Land Co. Ltd.	2,080,000	3,527,821
SOHO China Ltd.(c)	1,690,297	1,533,184
Sun Hung Kai Properties Ltd.	1,560,000	23,736,737

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

July 31, 2011

Wharf (Holdings) Ltd. (The)	1,278,900	9,409,829

		96,441,915
ISRAEL—0.19%
Azrieli Group Ltd.	28,210	765,434

		765,434
ITALY—0.23%
Beni Stabili SpA	794,430	708,931
Immobiliare Grande Distribuzione SpA	107,770	219,445

		928,376
JAPAN—16.55%
AEON Mall Co. Ltd.	78,000	2,002,798
Japan Prime Realty Investment Corp.	520	1,341,935
Japan Real Estate Investment Corp.	390	3,905,558
Japan Retail Fund Investment Corp.	1,300	2,026,040
Kenedix Realty Investment Corp.	130	484,026
Mitsubishi Estate Co. Ltd.	780,000	13,985,231
Mitsui Fudosan Co. Ltd.	780,000	14,844,151
MORI TRUST Sogo REIT Inc.	130	1,327,115
Nippon Accommodations Fund Inc.	130	1,005,441
Nippon Building Fund Inc.	520	5,315,196
Nomura Real Estate Holdings Inc.	65,000	1,191,540
Nomura Real Estate Office Fund Inc.	260	1,700,998
NTT Urban Development Corp.	1,040	952,559
ORIX JREIT Inc.	130	715,766
Premier Investment Corp.	130	563,350
Sumitomo Realty & Development Co. Ltd.	402,000	9,926,312
Tokyo Tatemono Co. Ltd.	260,000	1,061,018
Tokyu Land Corp.	260,000	1,219,329
TOKYU REIT Inc.	130	809,237
Top REIT Inc.	130	720,819
United Urban Investment Corp.	1,690	2,025,198

		67,123,617
NETHERLANDS—2.41%
Corio NV	74,750	4,572,153
Eurocommercial Properties NV	33,540	1,606,406
Nieuwe Steen Investments NV	34,970	652,772
VastNed Offices/Industrial NV	15,730	259,946
VastNed Retail NV	15,340	1,047,842
Wereldhave NV	17,550	1,629,171

		9,768,290
NEW ZEALAND—0.17%
Kiwi Income Property Trust	771,420	680,807

		680,807
NORWAY—0.22%
Norwegian Property ASA	418,470	880,222

		880,222
SINGAPORE—7.75%
Ascendas Real Estate Investment Trust	1,690,402	2,864,731
CapitaCommercial Trust(c)	1,820,000	2,131,838

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

July 31, 2011

CapitaLand Ltd.(c)	2,600,000	6,263,759
CapitaMall Trust Management Ltd.	1,950,400	3,054,209
CapitaMalls Asia Ltd.	1,300,000	1,549,740
CDL Hospitality Trusts	650,000	1,123,157
City Developments Ltd.(c)	520,000	4,561,745
Global Logistic Properties Ltd.(b)(c)	1,560,000	2,617,819
Keppel Land Ltd.(c)	520,000	1,654,496
Mapletree Industrial Trust	910,000	926,064
Mapletree Logistics Trust	1,560,210	1,192,435
Suntec REIT	1,820,000	2,320,831
Wing Tai Holdings Ltd.	520,000	639,336
Yanlord Land Group Ltd.	520,000	537,819

		31,437,979
SPAIN—0.05%
Inmobiliaria Colonial SA(b)	31,070	210,737

		210,737
SWEDEN—1.99%
Castellum AB	140,270	2,030,336
Fabege AB	138,190	1,330,930
Hufvudstaden AB Class A	122,850	1,376,004
Klovern AB	101,270	468,809
Kungsleden AB	113,490	1,043,562
Wallenstam AB Class B	95,940	977,249
Wihlborgs Fastigheter AB	59,930	840,853

		8,067,743
SWITZERLAND—2.25%
Allreal Holding AG Registered(b)	5,460	964,956
Mobimo Holding AG Registered(b)	4,160	1,150,571
PSP Swiss Property AG Registered(b)	37,830	3,830,035
Swiss Prime Site AG Registered(b)	33,150	3,036,577
Zueblin Immobilien Holding AG Registered(b)	31,850	141,430

		9,123,569
UNITED KINGDOM—10.47%
A&J Mucklow Group PLC	17,940	89,008
Big Yellow Group PLC	110,240	519,171
British Land Co. PLC	723,710	6,949,623
Capital & Counties Properties PLC	555,490	1,713,341
Capital Shopping Centres Group PLC	530,270	3,250,216
CLS Holdings PLC(b)	17,680	185,159
Daejan Holdings PLC	4,030	184,962
Derwent London PLC	82,030	2,418,354
Development Securities PLC	99,190	353,320
F&C Commercial Property Trust Ltd.	409,240	695,951
Grainger PLC	254,020	490,361
Great Portland Estates PLC	255,580	1,746,103
Hammerson PLC	580,710	4,440,170
Hansteen Holdings PLC	540,150	728,388
Helical Bar PLC	100,490	403,313
ING UK Real Estate Income Trust Ltd.	295,230	248,368
Invista Foundation Property Trust Ltd.	316,940	197,698
IRP Property Investments Ltd.	92,560	121,550
Land Securities Group PLC	637,650	8,949,305
London & Stamford Property PLC	436,150	907,812
Minerva PLC(b)	130,260	255,517
Primary Health Properties PLC	53,820	279,172

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

July 31, 2011

Quintain Estates and Development PLC(b)	431,080	417,494
Safestore Holdings PLC	150,800	299,521
SEGRO PLC	605,540	3,001,861
Shaftesbury PLC	203,710	1,710,404
St. Modwen Properties PLC	126,100	358,305
Standard Life Investment Property Income Trust PLC	100,750	106,257
UK Commercial Property Trust Ltd.	269,230	350,459
UNITE Group PLC(b)	132,080	458,552
Workspace Group PLC	1,417,650	628,310

		42,458,025

TOTAL COMMON STOCKS
(Cost: $334,255,081)		403,900,641

SHORT-TERM INVESTMENTS—2.69%

MONEY MARKET FUNDS—2.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(d)(e)(f)	10,016,815	10,016,815
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(d)(e)(f)	857,716	857,716
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	42,837	42,837

		10,917,368

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,917,368)		10,917,368

TOTAL INVESTMENTS IN SECURITIES—102.28%
(Cost: $345,172,449)		414,818,009
Other Assets, Less Liabilities—(2.28)%		(9,232,944)

NET ASSETS—100.00%		$405,585,065

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.85%

CANADA—10.07%
Allied Properties Real Estate Investment Trust	1,477	$36,378
Artis Real Estate Investment Trust	2,420	35,229
Boardwalk Real Estate Investment Trust	1,534	80,498
Brookfield Office Properties Inc.	12,006	228,380
Calloway Real Estate Investment Trust	3,283	86,226
Canadian Apartment Properties Real Estate Investment Trust	2,460	50,507
Canadian Real Estate Investment Trust	2,142	74,913
Chartwell Seniors Housing Real Estate Investment Trust	4,544	37,432
Cominar Real Estate Investment Trust	1,998	47,346
Crombie Real Estate Investment Trust	1,134	15,451
Dundee Real Estate Investment Trust	1,617	54,942
Extendicare Real Estate Investment Trust	2,538	27,078
First Capital Realty Inc.	2,073	36,543
H&R Real Estate Investment Trust	4,998	115,083
Homburg Canada Real Estate Investment Trust	1,560	20,404
InnVest Real Estate Investment Trust	2,946	17,568
Killam Properties Inc.	1,452	16,587
Morguard Real Estate Investment Trust	1,380	22,606
Northern Property Real Estate Investment Trust	950	30,596
NorthWest Healthcare Properties Real Estate Investment Trust	1,092	13,448
Primaris Retail Real Estate Investment Trust	2,556	55,345
RioCan Real Estate Investment Trust	8,292	225,604
TransGlobe Apartment Real Estate Investment Trust	1,293	15,056

		1,343,220
UNITED STATES—89.78%
Acadia Realty Trust	1,296	27,203
Agree Realty Corp.	325	7,381
Alexander’s Inc.	66	26,466
Alexandria Real Estate Equities Inc.(a)	1,979	162,278
American Assets Trust Inc.	1,283	28,213
American Campus Communities Inc.(a)	2,184	81,288
Apartment Investment and Management Co. Class A	3,828	104,504
Ashford Hospitality Trust Inc.	2,174	23,697
Associated Estates Realty Corp.(a)	1,338	24,285
AvalonBay Communities Inc.	2,795	375,061
BioMed Realty Trust Inc.	4,188	82,169
Boston Properties Inc.	4,661	500,405
Brandywine Realty Trust	4,289	51,425
BRE Properties Inc. Class A	2,391	125,480
Camden Property Trust	2,232	149,700
Campus Crest Communities Inc.	972	11,645
CapLease Inc.	2,148	9,559
CBL & Associates Properties Inc.	4,752	84,396
Cedar Shopping Centers Inc.	2,148	10,654
Chesapeake Lodging Trust	1,036	17,094
Cogdell Spencer Inc.(a)	1,638	9,762
Colonial Properties Trust(a)	2,604	56,116
CommonWealth REIT	2,631	62,144
Corporate Office Properties Trust	2,291	71,181
Cousins Properties Inc.	3,303	28,109
DCT Industrial Trust Inc.	7,903	42,834
Developers Diversified Realty Corp.	8,856	129,386
DiamondRock Hospitality Co.(a)	5,340	54,575
Digital Realty Trust Inc.(a)	3,048	186,568

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

July 31, 2011

Douglas Emmett Inc.	2,977	59,540
Duke Realty Corp.	8,052	113,050
DuPont Fabros Technology Inc.(a)	1,941	49,476
EastGroup Properties Inc.	865	38,510
Education Realty Trust Inc.(a)	2,298	20,176
Entertainment Properties Trust	1,492	69,363
Equity Lifestyle Properties Inc.	1,246	81,189
Equity One Inc.	1,845	35,793
Equity Residential	9,412	581,850
Essex Property Trust Inc.	1,044	146,536
Extra Space Storage Inc.	2,994	63,652
Federal Realty Investment Trust	1,992	173,981
FelCor Lodging Trust Inc.(b)	4,002	20,570
First Industrial Realty Trust Inc.(b)	2,770	32,825
First Potomac Realty Trust	1,587	24,789
Forest City Enterprises Inc. Class A(b)	4,668	84,071
Franklin Street Properties Corp.	2,628	33,139
General Growth Properties Inc.(a)	15,332	257,731
Getty Realty Corp.(a)	810	18,792
Glimcher Realty Trust	3,182	31,343
Government Properties Income Trust	1,129	27,920
HCP Inc.	12,997	477,380
Health Care REIT Inc.	5,656	298,524
Healthcare Realty Trust Inc.(a)	2,342	45,903
Hersha Hospitality Trust	5,450	28,558
Highwoods Properties Inc.	2,292	78,914
Home Properties Inc.	1,254	82,162
Hospitality Properties Trust	3,954	99,838
Host Hotels & Resorts Inc.	21,787	345,324
Inland Real Estate Corp.	2,868	25,296
Investors Real Estate Trust	2,502	20,341
Kilroy Realty Corp.	1,869	72,106
Kimco Realty Corp.	12,997	247,333
Kite Realty Group Trust	2,047	9,293
LaSalle Hotel Properties(a)	2,724	68,127
Lexington Realty Trust	5,019	42,160
Liberty Property Trust	3,654	124,090
LTC Properties Inc.(a)	978	26,553
Macerich Co. (The)	4,164	221,233
Mack-Cali Realty Corp.	2,772	92,224
Medical Properties Trust Inc.	3,544	41,677
Mid-America Apartment Communities Inc.(a)	1,176	83,249
National Health Investors Inc.(a)	886	40,304
National Retail Properties Inc.(a)	2,730	68,496
Omega Healthcare Investors Inc.	3,254	63,909
Orient-Express Hotels Ltd. Class A(b)	3,303	32,667
Parkway Properties Inc.	709	12,500
Pebblebrook Hotel Trust	1,638	32,383
Pennsylvania Real Estate Investment Trust	1,758	25,667
Piedmont Office Realty Trust Inc. Class A	5,526	113,559
Post Properties Inc.(a)	1,602	67,925
ProLogis Inc.	13,516	481,575
PS Business Parks Inc.	588	33,404
Public Storage	4,090	489,287
Ramco-Gershenson Properties Trust	1,242	15,239
Realty Income Corp.	4,056	131,658

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

July 31, 2011

Regency Centers Corp.	2,880	129,370
Retail Opportunity Investments Corp.	1,350	15,012
Saul Centers Inc.	451	17,792
Senior Housing Properties Trust	4,545	108,807
Simon Property Group Inc.	9,377	1,130,022
SL Green Realty Corp.	2,653	217,599
Sovran Self Storage Inc.	883	35,806
Strategic Hotels & Resorts Inc.(b)	5,635	38,318
Sun Communities Inc.	672	25,717
Sunstone Hotel Investors Inc.(a)(b)	3,797	33,831
Tanger Factory Outlet Centers Inc.	2,576	70,711
Taubman Centers Inc.	1,336	80,026
U-Store-It Trust	3,210	34,187
UDR Inc.	6,872	180,802
Universal Health Realty Income Trust	405	16,690
Urstadt Biddle Properties Inc. Class A(a)	658	11,673
Ventas Inc.	8,393	454,313
Vornado Realty Trust	5,896	551,571
Washington Real Estate Investment Trust	2,112	67,626
Weingarten Realty Investors	3,822	98,302
Winthrop Realty Trust(a)	777	8,594

		11,973,501

TOTAL COMMON STOCKS
(Cost: $11,022,672)		13,316,721

SHORT-TERM INVESTMENTS—5.99%

MONEY MARKET FUNDS—5.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	729,172	729,172
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	62,437	62,437
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	6,891	6,891

		798,500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $798,500)		798,500

TOTAL INVESTMENTS IN SECURITIES—105.84%
(Cost: $11,821,172)		14,115,221
Other Assets, Less Liabilities—(5.84)%		(779,299)

NET ASSETS—100.00%		$13,335,922

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.89%

REAL ESTATE OPERATING/DEVELOPMENT—0.23%
Terreno Realty Corp.	1,783	$29,687

		29,687
REITs - DIVERSIFIED—11.18%
Duke Realty Corp.	41,467	582,197
Gladstone Commercial Corp.(a)	2,239	38,914
Liberty Property Trust	17,437	592,161
Mission West Properties Inc.	4,464	36,158
PS Business Parks Inc.(a)	3,766	213,946

		1,463,376
REITs - OFFICE PROPERTY—64.91%
Alexandria Real Estate Equities Inc.(a)	8,730	715,860
BioMed Realty Trust Inc.	26,130	512,671
Boston Properties Inc.	20,462	2,196,800
Brandywine Realty Trust	26,856	322,003
CommonWealth REIT	16,395	387,250
Corporate Office Properties Trust	14,364	446,289
Douglas Emmett Inc.	18,675	373,500
Franklin Street Properties Corp.(a)	16,425	207,119
Government Properties Income Trust	7,156	176,968
Highwoods Properties Inc.	11,778	405,517
Hudson Pacific Properties Inc.	5,163	78,736
Kilroy Realty Corp.	11,769	454,048
Mack-Cali Realty Corp.	17,437	580,129
MPG Office Trust Inc.(a)(b)	9,592	31,749
Parkway Properties Inc.	4,298	75,774
Piedmont Office Realty Trust Inc. Class A	28,161	578,709
SL Green Realty Corp.	11,645	955,123

		8,498,245
REITs - WAREHOUSE/INDUSTRIAL—23.57%
DCT Industrial Trust Inc.(a)	49,152	266,404
EastGroup Properties Inc.	5,452	242,723
First Industrial Realty Trust Inc.(b)	17,253	204,448
First Potomac Realty Trust	9,999	156,184
Monmouth Real Estate Investment Corp. Class A	7,302	60,169
ProLogis Inc.	59,322	2,113,643
STAG Industrial Inc.	3,497	42,978

		3,086,549

TOTAL COMMON STOCKS
(Cost: $10,907,948)		13,077,857

SHORT-TERM INVESTMENTS—4.11%

MONEY MARKET FUNDS—4.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	484,872	484,872
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	41,518	41,518

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

July 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	11,206	11,206

		537,596

TOTAL SHORT-TERM INVESTMENTS
(Cost: $537,596)		537,596

TOTAL INVESTMENTS IN SECURITIES—104.00%
(Cost: $11,445,544)		13,615,453
Other Assets, Less Liabilities—(4.00)%		(523,196)

NET ASSETS—100.00%		$13,092,257

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.95%

COMMERCIAL BANKS—0.31%
TrustCo Bank Corp. NY	139,051	$642,415

		642,415
FINANCE - CONSUMER LOANS—0.95%
Ocwen Financial Corp.(a)	150,600	1,941,234

		1,941,234
FINANCIAL GUARANTEE INSURANCE—1.02%
MGIC Investment Corp.(a)	300,093	1,194,370
PMI Group Inc. (The)(a)(b)	246,087	246,087
Radian Group Inc.	199,474	632,333

		2,072,790
INVESTMENT MANAGEMENT/ADVISORY SERVICES—0.63%
Altisource Portfolio Solutions SA(a)	37,848	1,280,776

		1,280,776
PROPERTY/CASUALTY INSURANCE—2.66%
Fidelity National Financial Inc. Class A	333,543	5,436,751

		5,436,751
REITs - MORTGAGE—70.93%
American Capital Agency Corp.	769,260	21,477,739
Annaly Capital Management Inc.	2,918,992	48,980,686
Anworth Mortgage Asset Corp.	427,566	2,963,032
Apollo Commercial Real Estate Finance Inc.	59,077	919,238
Arbor Realty Trust Inc.(a)	66,304	281,129
Capstead Mortgage Corp.	260,656	3,294,692
Chimera Investment Corp.	4,431,163	13,647,982
Colony Financial Inc.	109,556	1,929,281
CreXus Investment Corp.	255,585	2,686,198
Cypress Sharpridge Investments Inc.(b)	276,484	3,403,518
Dynex Capital Inc.	134,861	1,227,235
Hatteras Financial Corp.	243,225	6,523,295
Invesco Mortgage Capital Inc.	303,313	5,938,869
iStar Financial Inc.(a)(b)	309,293	2,168,144
MFA Financial Inc.	1,170,302	8,765,562
Newcastle Investment Corp.(b)	266,797	1,603,450
NorthStar Realty Finance Corp.(b)	321,607	1,247,835
PennyMac Mortgage Investment Trust(c)	93,118	1,490,819
RAIT Financial Trust(b)	128,540	714,682
Redwood Trust Inc.(b)	262,647	3,763,732
Resource Capital Corp.(b)	239,601	1,365,726
Starwood Property Trust Inc.	312,472	6,061,957
Two Harbors Investment Corp.	448,479	4,395,094

		144,849,895
SAVINGS & LOANS/THRIFTS—23.45%
Astoria Financial Corp.	148,868	1,734,312
Beneficial Mutual Bancorp Inc.(a)(b)	52,660	412,328

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

July 31, 2011

Brookline Bancorp Inc.	25,556	218,504
Capitol Federal Financial Inc.	252,432	2,887,822
Dime Community Bancshares Inc.	55,061	773,607
First Niagara Financial Group Inc.	463,254	5,674,862
Flushing Financial Corp.	49,675	611,996
Hudson City Bancorp Inc.	786,062	6,485,011
Investors Bancorp Inc.(a)	86,164	1,192,510
Kearny Financial Corp.	34,304	321,428
New York Community Bancorp Inc.	837,750	11,334,757
Northwest Bancshares Inc.	161,983	1,990,771
Oritani Financial Corp.	86,699	1,121,885
People’s United Financial Inc.	536,412	6,801,704
Provident Financial Services Inc.	92,508	1,282,161
Provident New York Bancorp	58,464	440,819
TFS Financial Corp.(a)	186,684	1,762,297
Washington Federal Inc.	167,548	2,833,237

		47,880,011

TOTAL COMMON STOCKS
(Cost: $211,937,050)		204,103,872

SHORT-TERM INVESTMENTS—3.74%

MONEY MARKET FUNDS—3.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	6,957,434	6,957,434
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	595,748	595,748
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	89,855	89,855

		7,643,037

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,643,037)		7,643,037

TOTAL INVESTMENTS IN SECURITIES—103.69%
(Cost: $219,580,087)		211,746,909
Other Assets, Less Liabilities—(3.69)%		(7,530,294)

NET ASSETS—100.00%		$204,216,615

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.86%

REAL ESTATE OPERATING/DEVELOPMENT—3.24%
Plum Creek Timber Co. Inc.(a)	25,613	$978,929
Rayonier Inc.(a)	12,675	816,904

		1,795,833
REITs - APARTMENTS—16.22%
Apartment Investment and Management Co. Class A	18,809	513,486
AvalonBay Communities Inc.	13,738	1,843,502
BRE Properties Inc. Class A(a)	11,740	616,115
Camden Property Trust	10,978	736,294
Equity Residential	46,253	2,859,361
Essex Property Trust Inc.	5,127	719,626
Home Properties Inc.	6,154	403,210
Mid-America Apartment Communities Inc.(a)	5,778	409,025
UDR Inc.(a)	33,752	888,015

		8,988,634
REITs - DIVERSIFIED—12.29%
Digital Realty Trust Inc.(a)	14,972	916,436
Duke Realty Corp.	39,558	555,394
Liberty Property Trust	17,966	610,125
Vornado Realty Trust	28,987	2,711,734
Washington Real Estate Investment Trust	10,386	332,560
Weyerhaeuser Co.	84,318	1,685,517

		6,811,766
REITs - HEALTH CARE—12.44%
HCP Inc.	63,880	2,346,312
Health Care REIT Inc.	27,809	1,467,759
Omega Healthcare Investors Inc.	15,946	313,179
Senior Housing Properties Trust	22,323	534,413
Ventas Inc.(a)	41,258	2,233,296

		6,894,959
REITs - HOTELS—3.95%
Hospitality Properties Trust	19,421	490,380
Host Hotels & Resorts Inc.	107,049	1,696,727

		2,187,107
REITs - MORTGAGE—7.60%
American Capital Agency Corp.	28,082	784,050
Annaly Capital Management Inc.	149,628	2,510,758
Chimera Investment Corp.	161,626	497,808
MFA Financial Inc.	56,068	419,949

		4,212,565
REITs - OFFICE PROPERTY—11.49%
Alexandria Real Estate Equities Inc.	9,717	796,794
Boston Properties Inc.	22,907	2,459,296
Corporate Office Properties Trust	11,300	351,091
Douglas Emmett Inc.	14,644	292,880

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

July 31, 2011

Highwoods Properties Inc.	11,235	386,821
Mack-Cali Realty Corp.	13,670	454,801
Piedmont Office Realty Trust Inc. Class A	27,166	558,261
SL Green Realty Corp.	13,041	1,069,623

		6,369,567
REITs - OUTLET CENTERS—1.40%
Alexander’s Inc.	321	128,721
Realty Income Corp.(a)	19,951	647,609

		776,330
REITs - REGIONAL MALLS—15.73%
CBL & Associates Properties Inc.	23,365	414,963
General Growth Properties Inc.	75,335	1,266,381
Macerich Co. (The)	20,463	1,087,199
Simon Property Group Inc.	46,082	5,553,342
Taubman Centers Inc.	6,591	394,801

		8,716,686
REITs - SHOPPING CENTERS—6.90%
Developers Diversified Realty Corp.	43,516	635,769
Federal Realty Investment Trust	9,792	855,233
Kimco Realty Corp.	63,847	1,215,008
Regency Centers Corp.	14,143	635,304
Weingarten Realty Investors	18,827	484,230

		3,825,544
REITs - STORAGE—4.33%
Public Storage	20,081	2,402,290

		2,402,290
REITs - WAREHOUSE/INDUSTRIAL—4.27%
ProLogis Inc.	66,412	2,366,259

		2,366,259

TOTAL COMMON STOCKS
(Cost: $49,599,838)		55,347,540

SHORT-TERM INVESTMENTS—6.73%

MONEY MARKET FUNDS—6.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(b)(c)(d)	3,370,901	3,370,901
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(b)(c)(d)	288,642	288,642

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

July 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	68,421	68,421

		3,727,964

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,727,964)		3,727,964

TOTAL INVESTMENTS IN SECURITIES—106.59%
(Cost: $53,327,802)		59,075,504
Other Assets, Less Liabilities—(6.59)%		(3,649,547)

NET ASSETS—100.00%		$55,425,957

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.83%

REITs - APARTMENTS—48.45%
American Campus Communities Inc.(a)	103,772	$3,862,394
Apartment Investment and Management Co. Class A	180,946	4,939,826
Associated Estates Realty Corp.(a)	64,773	1,175,630
AvalonBay Communities Inc.(a)	80,340	10,780,824
BRE Properties Inc. Class A(a)	113,004	5,930,450
Camden Property Trust(a)	105,847	7,099,158
Campus Crest Communities Inc.	46,399	555,860
Education Realty Trust Inc.(a)	111,388	977,987
Equity Residential	270,392	16,715,633
Essex Property Trust Inc.	49,548	6,954,557
Home Properties Inc.	59,411	3,892,609
Mid-America Apartment Communities Inc.(a)	55,949	3,960,630
Post Properties Inc.(a)	75,616	3,206,118
UDR Inc.(a)	316,386	8,324,116

		78,375,792
REITs - DIVERSIFIED—1.63%
Colonial Properties Trust(a)	122,555	2,641,060

		2,641,060
REITs - HEALTH CARE—33.87%
Cogdell Spencer Inc.	75,545	450,248
HCP Inc.	373,042	13,701,833
Health Care REIT Inc.(a)	162,101	8,555,691
Healthcare Realty Trust Inc.(a)	109,965	2,155,314
LTC Properties Inc.(a)	45,374	1,231,904
Medical Properties Trust Inc.	168,519	1,981,783
National Health Investors Inc.(a)	41,828	1,902,756
Omega Healthcare Investors Inc.	153,765	3,019,945
Sabra Healthcare REIT Inc.	37,276	537,147
Senior Housing Properties Trust(a)	214,836	5,143,174
Universal Health Realty Income Trust(a)	18,666	769,226
Ventas Inc.	283,479	15,344,718

		54,793,739
REITs - MANUFACTURED HOMES—3.30%
Equity Lifestyle Properties Inc.(a)	59,217	3,858,580
Sun Communities Inc.	31,663	1,211,743
UMH Properties Inc.	25,405	271,325

		5,341,648
REITs - STORAGE—12.58%
Extra Space Storage Inc.	141,981	3,018,516
Public Storage	117,429	14,048,032
Sovran Self Storage Inc.	41,380	1,677,959
U-Store-It Trust	150,274	1,600,418

		20,344,925

TOTAL COMMON STOCKS
(Cost: $136,128,060)		161,497,164

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

July 31, 2011

SHORT-TERM INVESTMENTS—11.43%

MONEY MARKET FUNDS—11.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(b)(c)(d)	16,814,009	16,814,009
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(b)(c)(d)	1,439,743	1,439,743
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	231,694	231,694

		18,485,446

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,485,446)		18,485,446

TOTAL INVESTMENTS IN SECURITIES—111.26%
(Cost: $154,613,506)		179,982,610
Other Assets, Less Liabilities—(11.26)%		(18,207,802)

NET ASSETS—100.00%		$161,774,808

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.79%

REAL ESTATE OPERATING/DEVELOPMENT—0.69%
Retail Opportunity Investments Corp.	5,618	$62,472

		62,472
REITs - OUTLET CENTERS—9.79%
Agree Realty Corp.	1,339	30,409
Alexander’s Inc.	274	109,874
Getty Realty Corp.(a)	3,371	78,207
National Retail Properties Inc.(a)	11,443	287,105
Realty Income Corp.	11,710	380,106

		885,701
REITs - REGIONAL MALLS—49.11%
CBL & Associates Properties Inc.	19,997	355,147
General Growth Properties Inc.(a)	62,682	1,053,684
Glimcher Realty Trust	13,444	132,423
Macerich Co. (The)	7,574	402,407
Pennsylvania Real Estate Investment Trust	7,445	108,697
Simon Property Group Inc.	17,039	2,053,370
Taubman Centers Inc.	5,641	337,896

		4,443,624
REITs - SHOPPING CENTERS—40.20%
Acadia Realty Trust	5,399	113,325
Cedar Shopping Centers Inc.	9,080	45,037
Developers Diversified Realty Corp.	28,831	421,221
Equity One Inc.(a)	7,716	149,690
Excel Trust Inc.	3,906	44,802
Federal Realty Investment Trust	4,627	404,122
Inland Real Estate Corp.	11,944	105,346
Kimco Realty Corp.	53,124	1,010,950
Kite Realty Group Trust	8,527	38,713
Ramco-Gershenson Properties Trust	5,184	63,608
Regency Centers Corp.	9,082	407,963
Saul Centers Inc.	1,888	74,482
Tanger Factory Outlet Centers Inc.	10,856	297,997
Urstadt Biddle Properties Inc. Class A(a)	2,795	49,583
Weingarten Realty Investors	15,969	410,723

		3,637,562

TOTAL COMMON STOCKS
(Cost: $8,180,977)		9,029,359

SHORT-TERM INVESTMENTS—4.99%

MONEY MARKET FUNDS—4.99%
BlackRock Cash Funds: Institutuional, SL Agency Shares
0.15%(b)(c)(d)	403,165	403,165
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(b)(c)(d)	34,522	34,522

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

July 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	14,050	14,050

		451,737

TOTAL SHORT-TERM INVESTMENTS
(Cost: $451,737)		451,737

TOTAL INVESTMENTS IN SECURITIES—104.78%
(Cost: $8,632,714)		9,481,096
Other Assets, Less Liabilities—(4.78)%		(432,362)

NET ASSETS—100.00%		$9,048,734

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® HIGH DIVIDEND EQUITY FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.82%

AEROSPACE & DEFENSE—0.95%
Lockheed Martin Corp.	12,831	$971,692

		971,692
AGRICULTURE—10.85%
Altria Group Inc.	138,161	3,633,634
Lorillard Inc.	8,806	935,374
Philip Morris International Inc.	80,089	5,699,934
Reynolds American Inc.	22,555	793,936

		11,062,878
BANKS—0.82%
Bank of Hawaii Corp.	2,236	100,195
Cullen/Frost Bankers Inc.	2,309	124,409
M&T Bank Corp.	4,751	409,726
Trustmark Corp.	2,769	60,337
Valley National Bancorp(a)	10,679	140,429

		835,096
CHEMICALS—0.12%
RPM International Inc.	5,870	123,740

		123,740
COMMERCIAL SERVICES—0.04%
Healthcare Services Group Inc.	2,844	44,622

		44,622
COSMETICS & PERSONAL CARE—6.53%
Procter & Gamble Co. (The)	108,358	6,662,933

		6,662,933
DISTRIBUTION & WHOLESALE—0.35%
Genuine Parts Co.	6,682	355,215

		355,215
DIVERSIFIED FINANCIAL SERVICES—0.45%
Federated Investors Inc. Class B(a)	4,877	104,221
NYSE Euronext Inc.	10,723	358,792

		463,013
ELECTRIC—14.77%
ALLETE Inc.	1,634	65,769
Alliant Energy Corp.	5,630	221,878
Ameren Corp.	15,529	447,546
American Electric Power Co. Inc.	28,051	1,033,960
Consolidated Edison Inc.	15,990	841,074
Dominion Resources Inc.	28,558	1,383,635
DPL Inc.	6,197	187,459
DTE Energy Co.	9,120	454,541

Schedule of Investments (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND EQUITY FUND

July 31, 2011

Duke Energy Corp.	84,152	1,565,227
Exelon Corp.	39,919	1,759,230
Great Plains Energy Inc.	6,609	133,304
MGE Energy Inc.	1,038	42,641
NextEra Energy Inc.	19,949	1,102,182
Northeast Utilities	6,760	229,840
NSTAR	4,722	209,326
OGE Energy Corp.	3,559	178,093
Pinnacle West Capital Corp.	6,281	266,000
Portland General Electric Co.	3,712	91,983
Progress Energy Inc.	18,528	865,999
Public Service Enterprise Group Inc.	26,051	853,170
SCANA Corp.	6,843	268,177
Southern Co.	48,079	1,901,044
TECO Energy Inc.	11,240	208,277
Westar Energy Inc.(a)	6,650	171,637
Xcel Energy Inc.	24,251	582,024

		15,064,016
ENVIRONMENTAL CONTROL—0.57%
Waste Management Inc.	18,348	577,779

		577,779
FOOD—4.32%
Campbell Soup Co.	8,124	268,498
ConAgra Foods Inc.	18,361	470,225
H.J. Heinz Co.	12,842	676,003
Kraft Foods Inc. Class A	65,808	2,262,479
Sysco Corp.	23,792	727,798

		4,405,003
GAS—0.58%
Piedmont Natural Gas Co.	3,366	98,186
Sempra Energy	9,677	490,527

		588,713
HEALTH CARE - PRODUCTS—7.11%
Johnson & Johnson	111,927	7,251,750

		7,251,750
HOUSEHOLD PRODUCTS & WARES—1.66%
Clorox Co. (The)	5,249	375,776
Kimberly-Clark Corp.	20,171	1,318,377

		1,694,153
INSURANCE—0.39%
Arthur J. Gallagher & Co.	6,170	173,501
Fidelity National Financial Inc. Class A	8,360	136,268
Harleysville Group Inc.	674	20,368
Mercury General Corp.	1,910	70,937

		401,074
MEDIA—0.02%
World Wrestling Entertainment Inc. Class A(a)	1,638	16,495

		16,495

Schedule of Investments (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND EQUITY FUND

July 31, 2011

OIL & GAS—4.05%
ConocoPhillips	57,403	4,132,442

		4,132,442
PHARMACEUTICALS—20.73%
Abbott Laboratories	68,717	3,526,556
Bristol-Myers Squibb Co.	97,552	2,795,840
Eli Lilly and Co.	61,152	2,342,122
Merck & Co. Inc.	155,551	5,308,956
Pfizer Inc.	372,592	7,168,670

		21,142,144
PIPELINES—0.79%
Spectra Energy Corp.	29,709	802,737

		802,737
SAVINGS & LOANS—0.29%
Northwest Bancshares Inc.	1,926	23,670
People’s United Financial Inc.	21,329	270,452

		294,122
SEMICONDUCTORS—5.35%
Intel Corp.	219,129	4,893,151
Maxim Integrated Products Inc.	11,918	273,637
Microchip Technology Inc.	8,438	284,782

		5,451,570
SOFTWARE—0.44%
Paychex Inc.	15,931	449,732

		449,732
TELECOMMUNICATIONS—18.07%
AT&T Inc.	342,044	10,008,208
CenturyLink Inc.	50,966	1,891,348
Verizon Communications Inc.	185,201	6,535,743

		18,435,299
TOYS, GAMES & HOBBIES—0.39%
Mattel Inc.	15,032	400,753

		400,753
WATER—0.18%
American Water Works Co. Inc.	6,439	180,292

		180,292

TOTAL COMMON STOCKS
(Cost: $103,914,057)		101,807,263

Schedule of Investments (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND EQUITY FUND

July 31, 2011

SHORT-TERM INVESTMENTS—0.44%

MONEY MARKET FUNDS—0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(b)(c)(d)	280,442	280,442
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(b)(c)(d)	24,014	24,014
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	146,827	146,827

		451,283

TOTAL SHORT-TERM INVESTMENTS
(Cost: $451,283)		451,283

TOTAL INVESTMENTS IN SECURITIES—100.26%
(Cost: $104,365,340)		102,258,546
Other Assets, Less Liabilities—(0.26)%		(260,416)

NET ASSETS—100.00%		$101,998,130

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.35%
Omnicom Group Inc.	21,777	$1,021,777

		1,021,777
AEROSPACE & DEFENSE—2.95%
Boeing Co. (The)	50,614	3,566,768
United Technologies Corp.	62,082	5,142,873

		8,709,641
AGRICULTURE—3.32%
Philip Morris International Inc.	137,762	9,804,522

		9,804,522
BANKS—9.15%
Bank of America Corp.	781,233	7,585,772
Bank of New York Mellon Corp. (The)	96,090	2,412,820
Northern Trust Corp.	16,830	755,751
State Street Corp.	38,876	1,612,188
U.S. Bancorp	148,109	3,859,721
Wells Fargo & Co.	386,015	10,785,259

		27,011,511
BEVERAGES—2.67%
PepsiCo Inc.	123,240	7,892,290

		7,892,290
BIOTECHNOLOGY—1.34%
Amgen Inc.(a)	72,278	3,953,607

		3,953,607
CHEMICALS—1.98%
Air Products and Chemicals Inc.	15,380	1,364,667
E.I. du Pont de Nemours and Co.	71,393	3,671,028
Mosaic Co. (The)	11,529	815,331

		5,851,026
COMMERCIAL SERVICES—0.54%
McKesson Corp.	19,696	1,597,740

		1,597,740
COMPUTERS—6.82%
Accenture PLC Class A	49,625	2,934,823
International Business Machines Corp.	94,470	17,179,369

		20,114,192
COSMETICS & PERSONAL CARE—4.82%
Avon Products Inc.	33,817	887,020
Procter & Gamble Co. (The)	216,836	13,333,246

		14,220,266

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2011

DIVERSIFIED FINANCIAL SERVICES—1.75%
American Express Co.	82,474	4,126,999
Ameriprise Financial Inc.	19,208	1,039,153

		5,166,152
ELECTRONICS—0.40%
TE Connectivity Ltd.	34,064	1,172,824

		1,172,824
FOOD—2.25%
General Mills Inc.	46,882	1,751,043
H.J. Heinz Co.	24,659	1,298,050
Kellogg Co.	19,396	1,081,909
Kroger Co. (The)	44,745	1,112,808
Sysco Corp.	45,643	1,396,219

		6,640,029
HEALTH CARE - PRODUCTS—7.51%
Baxter International Inc.	44,447	2,585,482
Covidien PLC	38,249	1,942,667
Johnson & Johnson	211,880	13,727,705
Medtronic Inc.	83,890	3,024,234
Zimmer Holdings Inc.(a)(b)	14,899	894,238

		22,174,326
HEALTH CARE - SERVICES—2.18%
Aetna Inc.	29,397	1,219,681
Humana Inc.	13,039	972,449
UnitedHealth Group Inc.	85,205	4,228,724

		6,420,854
HOUSEHOLD PRODUCTS & WARES—0.67%
Kimberly-Clark Corp.	30,434	1,989,166

		1,989,166
INSURANCE—3.60%
Aflac Inc.	36,506	1,681,466
Aon Corp.	23,222	1,117,443
Berkshire Hathaway Inc. Class B(a)	74,574	5,531,154
CIGNA Corp.	21,015	1,045,916
Marsh & McLennan Companies Inc.	42,431	1,251,290

		10,627,269
INTERNET—0.38%
Symantec Corp.(a)(b)	59,124	1,126,903

		1,126,903
LEISURE TIME—0.36%
Carnival Corp.	31,931	1,063,302

		1,063,302

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2011

MACHINERY—2.86%
Caterpillar Inc.	44,809	4,426,681
Cummins Inc.	13,777	1,444,932
Deere & Co.	32,615	2,560,603

		8,432,216
MANUFACTURING—8.20%
Eaton Corp.	26,402	1,265,976
General Electric Co.	826,524	14,803,045
Honeywell International Inc.	55,274	2,935,049
Illinois Tool Works Inc.	33,225	1,654,605
Ingersoll-Rand PLC	25,657	960,085
Parker Hannifin Corp.	12,483	986,407
Tyco International Ltd.	36,326	1,608,878

		24,214,045
MEDIA—5.20%
CBS Corp. Class B NVS	48,402	1,324,763
McGraw-Hill Companies Inc. (The)	23,587	981,219
News Corp. Class A NVS	140,585	2,252,172
News Corp. Class B	33,691	555,901
Time Warner Cable Inc.	26,059	1,910,385
Time Warner Inc.	85,930	3,021,299
Walt Disney Co. (The)	137,609	5,314,460

		15,360,199
OIL & GAS—4.19%
Anadarko Petroleum Corp.	38,976	3,217,859
Apache Corp.	29,657	3,669,164
Hess Corp.	23,686	1,623,912
Murphy Oil Corp.	14,982	962,144
Noble Energy Inc.	13,655	1,361,130
Transocean Ltd.	24,783	1,525,642

		12,359,851
PHARMACEUTICALS—4.15%
Abbott Laboratories	119,188	6,116,728
Bristol-Myers Squibb Co.	133,076	3,813,958
Cardinal Health Inc.	27,021	1,182,439
Mead Johnson Nutrition Co. Class A	15,841	1,130,572

		12,243,697
PIPELINES—0.90%
El Paso Corp.	59,297	1,218,553
Williams Companies Inc. (The)	45,291	1,435,725

		2,654,278
REAL ESTATE INVESTMENT TRUSTS—3.27%
Boston Properties Inc.	11,278	1,210,806
Equity Residential	22,815	1,410,423
General Growth Properties Inc.(b)	30,465	512,117
HCP Inc.	31,452	1,155,232
Public Storage	10,924	1,306,838
Simon Property Group Inc.	22,682	2,733,408
Vornado Realty Trust(b)	14,272	1,335,146

		9,663,970

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2011

RETAIL—10.98%
CVS Caremark Corp.	105,419	3,831,981
Gap Inc. (The)(b)	25,773	497,161
Home Depot Inc. (The)	123,792	4,324,055
Kohl’s Corp.	21,354	1,168,277
Lowe’s Companies Inc.	100,863	2,176,623
McDonald’s Corp.	80,818	6,989,141
Staples Inc.	56,536	907,968
Target Corp.	48,641	2,504,525
Wal-Mart Stores Inc.	137,189	7,231,232
Walgreen Co.	70,915	2,768,522

		32,399,485
SEMICONDUCTORS—3.64%
Applied Materials Inc.	102,359	1,261,063
Intel Corp.	425,121	9,492,952

		10,754,015
SOFTWARE—0.37%
Activision Blizzard Inc.	32,794	388,281
CA Inc.	31,821	709,608

		1,097,889
TELECOMMUNICATIONS—1.00%
Corning Inc.	121,177	1,927,926
Motorola Solutions Inc.(a)	22,879	1,027,038

		2,954,964
TRANSPORTATION—2.03%
Norfolk Southern Corp.	27,586	2,088,260
United Parcel Service Inc. Class B	56,464	3,908,438

		5,996,698

TOTAL COMMON STOCKS
(Cost: $261,966,968)		294,688,704

SHORT-TERM INVESTMENTS—0.64%

MONEY MARKET FUNDS—0.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	1,572,197	1,572,197
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	134,623	134,623

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	189,121	189,121

		1,895,941

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,895,941)		1,895,941

TOTAL INVESTMENTS IN SECURITIES—100.47%
(Cost: $263,862,909)		296,584,645
Other Assets, Less Liabilities—(0.47)%		(1,395,338)

NET ASSETS—100.00%		$295,189,307

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.94%

AGRICULTURE—1.19%
Monsanto Co.	61,022	$4,483,897

		4,483,897
APPAREL—1.62%
Coach Inc.	33,288	2,149,073
Nike Inc. Class B	32,921	2,967,828
Polo Ralph Lauren Corp.	7,237	977,502

		6,094,403
AUTO MANUFACTURERS—0.46%
PACCAR Inc.	40,897	1,750,801

		1,750,801
AUTO PARTS & EQUIPMENT—0.74%
Johnson Controls Inc.	75,664	2,795,785

		2,795,785
BEVERAGES—4.33%
Coca-Cola Co. (The)	240,063	16,326,685

		16,326,685
BIOTECHNOLOGY—1.53%
Biogen Idec Inc.(a)	25,637	2,611,641
Celgene Corp.(a)	53,071	3,147,110

		5,758,751
CHEMICALS—1.29%
Ecolab Inc.	26,316	1,315,800
Praxair Inc.	34,235	3,548,115

		4,863,915
COAL—0.47%
Peabody Energy Corp.	30,514	1,753,640

		1,753,640
COMMERCIAL SERVICES—2.66%
MasterCard Inc. Class A	11,932	3,618,379
Visa Inc. Class A	59,002	5,047,031
Western Union Co.	71,724	1,392,163

		10,057,573
COMPUTERS—13.45%
Apple Inc.(a)	103,439	40,390,861
Cognizant Technology Solutions Corp. Class A(a)	34,222	2,391,091
EMC Corp.(a)(b)	232,605	6,066,338
NetApp Inc.(a)	40,755	1,936,678

		50,784,968

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2011

COSMETICS & PERSONAL CARE—1.62%
Colgate-Palmolive Co.	55,691	4,699,206
Estee Lauder Companies Inc. (The) Class A	13,447	1,410,725

		6,109,931
DIVERSIFIED FINANCIAL SERVICES—2.67%
BlackRock Inc.(c)	10,797	1,926,832
Charles Schwab Corp. (The)	110,689	1,652,587
CME Group Inc.	7,579	2,191,771
Franklin Resources Inc.	17,163	2,179,014
T. Rowe Price Group Inc.	29,205	1,658,844
TD Ameritrade Holding Corp.	26,124	479,637

		10,088,685
ELECTRICAL COMPONENTS & EQUIPMENT—1.11%
Emerson Electric Co.	85,141	4,179,572

		4,179,572
ELECTRONICS—1.12%
Agilent Technologies Inc.(a)	38,917	1,640,741
Thermo Fisher Scientific Inc.(a)	43,218	2,596,969

		4,237,710
ENERGY - ALTERNATE SOURCES—0.20%
First Solar Inc.(a)(b)	6,310	746,031

		746,031
ENVIRONMENTAL CONTROL—0.27%
Republic Services Inc.	35,281	1,024,207

		1,024,207
FOOD—0.26%
Hershey Co. (The)	17,246	973,364

		973,364
HEALTH CARE - PRODUCTS—1.92%
Becton, Dickinson and Co.	23,190	1,938,916
Intuitive Surgical Inc.(a)	4,438	1,777,641
St. Jude Medical Inc.	36,799	1,711,153
Stryker Corp.	33,647	1,828,378

		7,256,088
INSURANCE—0.43%
Loews Corp.	40,409	1,611,107

		1,611,107
INTERNET—9.19%
Amazon.com Inc.(a)	39,739	8,842,722
eBay Inc.(a)	126,502	4,142,940

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2011

Google Inc. Class A(a)	28,011	16,909,961
Priceline.com Inc.(a)(b)	5,536	2,976,430
Yahoo! Inc.(a)	137,845	1,805,770

		34,677,823
IRON & STEEL—0.36%
Cliffs Natural Resources Inc.	15,271	1,371,641

		1,371,641
LODGING—1.39%
Las Vegas Sands Corp.(a)	53,925	2,544,181
Marriott International Inc. Class A	36,091	1,172,958
Wynn Resorts Ltd.	9,997	1,536,339

		5,253,478
MACHINERY—0.30%
Rockwell Automation Inc.	15,956	1,145,003

		1,145,003
MANUFACTURING—3.10%
3M Co.	73,596	6,413,155
Cooper Industries PLC	18,593	972,600
Danaher Corp.	62,152	3,052,285
Dover Corp.	20,970	1,268,056

		11,706,096
MEDIA—3.90%
Comcast Corp. Class A	232,166	5,576,627
Comcast Corp. Class A Special	76,632	1,788,591
DIRECTV Class A(a)	86,578	4,387,773
Viacom Inc. Class A(b)	1,166	63,652
Viacom Inc. Class B NVS	60,158	2,912,851

		14,729,494
METAL FABRICATE & HARDWARE—0.68%
Precision Castparts Corp.	15,976	2,578,207

		2,578,207
MINING—0.80%
Newmont Mining Corp.	54,516	3,031,635

		3,031,635
OIL & GAS—3.65%
EOG Resources Inc.	30,270	3,087,540
Occidental Petroleum Corp.	91,325	8,966,289
Southwestern Energy Co.(a)	39,027	1,739,043

		13,792,872
OIL & GAS SERVICES—7.59%
Baker Hughes Inc.	48,975	3,789,686
Cameron International Corp.(a)	27,453	1,535,721
Halliburton Co.	102,328	5,600,411
National Oilwell Varco Inc.	47,662	3,840,127
Schlumberger Ltd.	153,856	13,903,967

		28,669,912

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2011

PHARMACEUTICALS—3.30%
Allergan Inc.	34,676	2,819,505
Express Scripts Inc.(a)(b)	55,246	2,997,648
Gilead Sciences Inc.(a)	89,677	3,798,718
Medco Health Solutions Inc.(a)	45,083	2,834,819

		12,450,690
RETAIL—4.25%
AutoZone Inc.(a)	2,839	810,393
Bed Bath & Beyond Inc.(a)	28,198	1,649,301
Costco Wholesale Corp.	48,751	3,814,766
Limited Brands Inc.	30,976	1,172,751
Starbucks Corp.	83,828	3,360,664
TJX Companies Inc. (The)	44,632	2,468,150
Yum! Brands Inc.	52,692	2,783,191

		16,059,216
SEMICONDUCTORS—1.97%
Altera Corp.	36,080	1,474,950
Broadcom Corp. Class A(a)	54,656	2,026,098
Texas Instruments Inc.	132,402	3,938,960

		7,440,008
SOFTWARE—12.35%
Adobe Systems Inc.(a)	57,365	1,590,158
Automatic Data Processing Inc.	55,534	2,859,446
Citrix Systems Inc.(a)	21,174	1,525,375
Intuit Inc.(a)	31,295	1,461,476
Microsoft Corp.	842,690	23,089,706
Oracle Corp.	431,463	13,194,138
Salesforce.com Inc.(a)	13,631	1,972,542
VMware Inc. Class A(a)	9,256	928,747

		46,621,588
TELECOMMUNICATIONS—6.33%
American Tower Corp. Class A(a)	44,814	2,354,080
Cisco Systems Inc.	625,021	9,981,585
Juniper Networks Inc.(a)	59,534	1,392,500
QUALCOMM Inc.	185,355	10,153,747

		23,881,912
TRANSPORTATION—3.44%
C.H. Robinson Worldwide Inc.	18,706	1,352,631
CSX Corp.	125,294	3,078,474
FedEx Corp.	33,156	2,880,593
Union Pacific Corp.	55,367	5,674,010

		12,985,708

TOTAL COMMON STOCKS
(Cost: $327,735,649)		377,292,396

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2011

SHORT-TERM INVESTMENTS—2.79%

MONEY MARKET FUNDS—2.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	9,205,291	9,205,291
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	788,227	788,227
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	522,967	522,967

		10,516,485

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,516,485)		10,516,485

TOTAL INVESTMENTS IN SECURITIES—102.73%
(Cost: $338,252,134)		387,808,881
Other Assets, Less Liabilities—(2.73)%		(10,287,524)

NET ASSETS—100.00%		$377,521,357

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.90%

AEROSPACE & DEFENSE—2.54%
General Dynamics Corp.	24,264	$1,653,349
Lockheed Martin Corp.	21,634	1,638,343
Northrop Grumman Corp.	21,311	1,289,529
Raytheon Co.	28,346	1,267,916

		5,849,137
AGRICULTURE—3.36%
Altria Group Inc.	161,926	4,258,654
Archer-Daniels-Midland Co.	45,674	1,387,576
Lorillard Inc.	11,175	1,187,008
Reynolds American Inc.	26,288	925,338

		7,758,576
AUTO MANUFACTURERS—2.07%
Ford Motor Co.(a)	289,826	3,538,775
General Motors Co.(a)(b)	44,904	1,242,943

		4,781,718
BANKS—2.00%
BB&T Corp.	53,769	1,380,788
PNC Financial Services Group Inc. (The)(c)	40,904	2,220,678
SunTrust Banks Inc.	41,654	1,020,107

		4,621,573
CHEMICALS—1.83%
Dow Chemical Co. (The)	91,228	3,181,120
PPG Industries Inc.	12,297	1,035,408

		4,216,528
COMPUTERS—3.50%
Dell Inc.(a)(b)	130,649	2,121,740
Hewlett-Packard Co.	169,086	5,945,064

		8,066,804
DIVERSIFIED FINANCIAL SERVICES—13.41%
Capital One Financial Corp.	35,486	1,696,231
Citigroup Inc.	225,339	8,639,497
Discover Financial Services	42,285	1,082,919
Goldman Sachs Group Inc. (The)	33,960	4,583,581
JPMorgan Chase & Co.	308,982	12,498,322
Morgan Stanley	109,538	2,437,221

		30,937,771
ELECTRIC—9.29%
American Electric Power Co. Inc.	37,071	1,366,437
Consolidated Edison Inc.	22,591	1,188,287
Dominion Resources Inc.	45,139	2,186,984
Duke Energy Corp.	102,538	1,907,207
Edison International	23,269	885,851

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

July 31, 2011

Entergy Corp.	13,901	928,587
Exelon Corp.	51,317	2,261,540
FirstEnergy Corp.	32,489	1,450,634
NextEra Energy Inc.	32,732	1,808,443
PG&E Corp.	30,812	1,276,541
PPL Corp.	43,655	1,217,974
Progress Energy Inc.	22,750	1,063,335
Public Service Enterprise Group Inc.	39,536	1,294,804
Southern Co.	65,213	2,578,522

		21,415,146
ENVIRONMENTAL CONTROL—0.44%
Waste Management Inc.	32,298	1,017,064

		1,017,064
FOOD—1.88%
Kraft Foods Inc. Class A	125,922	4,329,198

		4,329,198
FOREST PRODUCTS & PAPER—0.77%
International Paper Co.	31,416	933,055
Weyerhaeuser Co.	41,513	829,845

		1,762,900
GAS—0.38%
Sempra Energy	17,356	879,776

		879,776
HAND & MACHINE TOOLS—0.37%
Stanley Black & Decker Inc.	13,015	855,997

		855,997
HEALTH CARE - SERVICES—0.84%
WellPoint Inc.	28,824	1,947,061

		1,947,061
INSURANCE—5.90%
ACE Ltd.	26,333	1,763,784
Allstate Corp. (The)	38,435	1,065,418
American International Group Inc.(a)	33,793	969,859
Chubb Corp. (The)	22,829	1,426,356
Hartford Financial Services Group Inc. (The)	34,532	808,740
MetLife Inc.	63,996	2,637,275
Progressive Corp. (The)	47,875	942,180
Prudential Financial Inc.	37,584	2,205,429
Travelers Companies Inc. (The)	32,570	1,795,584

		13,614,625
IRON & STEEL—0.37%
Nucor Corp.	22,155	861,608

		861,608
MINING—2.21%
Alcoa Inc.	82,632	1,217,169
Freeport-McMoRan Copper & Gold Inc.	73,159	3,874,501

		5,091,670

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

July 31, 2011

OFFICE & BUSINESS EQUIPMENT—0.43%
Xerox Corp.	107,213	1,000,297

		1,000,297
OIL & GAS—26.52%
Chesapeake Energy Corp.	51,244	1,760,231
Chevron Corp.	155,868	16,213,389
ConocoPhillips	102,260	7,361,698
Devon Energy Corp.	31,144	2,451,033
Exxon Mobil Corp.	383,038	30,562,602
Marathon Oil Corp.	55,229	1,710,442
Valero Energy Corp.	44,297	1,112,741

		61,172,136
PHARMACEUTICALS—10.03%
Eli Lilly and Co.	76,344	2,923,975
Merck & Co. Inc.	238,993	8,156,831
Pfizer Inc.	626,346	12,050,897

		23,131,703
PIPELINES—0.59%
Spectra Energy Corp.	50,350	1,360,457

		1,360,457
REAL ESTATE INVESTMENT TRUSTS—0.45%
Annaly Capital Management Inc.	61,655	1,034,571

		1,034,571
RETAIL—0.30%
Best Buy Co. Inc.	24,682	681,223

		681,223
TELECOMMUNICATIONS—10.42%
AT&T Inc.	461,954	13,516,774
CenturyLink Inc.	47,724	1,771,037
Sprint Nextel Corp.(a)	232,625	984,004
Verizon Communications Inc.	219,799	7,756,707

		24,028,522

TOTAL COMMON STOCKS
(Cost: $233,146,937)		230,416,061

SHORT-TERM INVESTMENTS—0.99%

MONEY MARKET FUNDS—0.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	1,924,071	1,924,071
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	164,754	164,754

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

July 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	194,278	194,278

		2,283,103

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,283,103)		2,283,103

TOTAL INVESTMENTS IN SECURITIES—100.89%
(Cost: $235,430,040)		232,699,164
Other Assets, Less Liabilities—(0.89)%		(2,057,913)

NET ASSETS—100.00%		$230,641,251

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.69%
Clear Channel Outdoor Holdings Inc. Class A(a)	7,056	$82,908
Interpublic Group of Companies Inc. (The)	83,692	821,019
Lamar Advertising Co. Class A(a)	10,042	255,669

		1,159,596
AEROSPACE & DEFENSE—2.33%
Goodrich Corp.	21,493	2,044,844
Rockwell Collins Inc.	26,728	1,472,446
Spirit AeroSystems Holdings Inc. Class A(a)	20,270	415,332

		3,932,622
AIRLINES—0.75%
Southwest Airlines Co.	127,785	1,272,739

		1,272,739
APPAREL—1.57%
Guess? Inc.	11,077	422,255
Hanesbrands Inc.(a)(b)	16,612	506,832
VF Corp.	14,746	1,722,333

		2,651,420
AUTO MANUFACTURERS—0.23%
Oshkosh Corp.(a)	15,606	387,341

		387,341
BANKS—0.74%
BOK Financial Corp.	4,630	252,150
City National Corp.	8,433	452,683
Cullen/Frost Bankers Inc.	9,996	538,585

		1,243,418
BEVERAGES—1.52%
Brown-Forman Corp. Class B NVS	15,252	1,121,937
Dr Pepper Snapple Group Inc.	38,144	1,440,318

		2,562,255
BIOTECHNOLOGY—0.83%
Life Technologies Corp.(a)	31,033	1,397,416

		1,397,416
BUILDING MATERIALS—0.74%
Martin Marietta Materials Inc.	7,832	592,256
Masco Corp.	61,800	651,990

		1,244,246

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2011

CHEMICALS—5.26%
Airgas Inc.	12,413	852,773
Albemarle Corp.	15,739	1,047,903
FMC Corp.	12,327	1,079,475
International Flavors & Fragrances Inc.	13,813	844,941
Lubrizol Corp.	11,311	1,522,461
Rockwood Holdings Inc.(a)	11,763	711,309
RPM International Inc.	22,188	467,723
Sherwin-Williams Co. (The)	15,649	1,207,633
Solutia Inc.(a)	20,935	448,846
W.R. Grace & Co.(a)	10,390	524,072
Westlake Chemical Corp.	3,329	172,276

		8,879,412
COMMERCIAL SERVICES—5.14%
Alliance Data Systems Corp.(a)(b)	8,945	879,651
Apollo Group Inc. Class A(a)	22,002	1,118,362
DeVry Inc.	10,351	643,211
Equifax Inc.	21,217	729,016
Moody’s Corp.	33,999	1,210,704
Pharmaceutical Product Development Inc.	18,209	524,966
Quanta Services Inc.(a)(b)	36,409	674,295
Robert Half International Inc.	25,500	698,190
Rollins Inc.	12,939	247,006
SAIC Inc.(a)	61,546	986,582
Towers Watson & Co. Class A	9,409	575,360
Weight Watchers International Inc.	5,203	401,620

		8,688,963
COMPUTERS—3.08%
Brocade Communications Systems Inc.(a)	77,192	423,012
SanDisk Corp.(a)	41,073	1,746,835
Seagate Technology PLC	74,073	1,028,874
Synopsys Inc.(a)	25,853	619,696
Western Digital Corp.(a)	40,054	1,380,261

		5,198,678
DISTRIBUTION & WHOLESALE—0.88%
W.W. Grainger Inc.	10,043	1,490,080

		1,490,080
DIVERSIFIED FINANCIAL SERVICES—1.27%
Jefferies Group Inc.	24,595	465,091
NASDAQ OMX Group Inc. (The)(a)	23,779	572,361
Raymond James Financial Inc.	17,560	557,706
Waddell & Reed Financial Inc. Class A	14,870	545,729

		2,140,887
ELECTRIC—1.94%
AES Corp. (The)(a)	137,078	1,687,430
Calpine Corp.(a)	60,096	976,560
DPL Inc.	20,245	612,411

		3,276,401

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2011

ELECTRICAL COMPONENTS & EQUIPMENT—0.89%
Energizer Holdings Inc.(a)	11,942	963,003
Hubbell Inc. Class B	9,114	542,009

		1,505,012
ELECTRONICS—1.37%
Arrow Electronics Inc.(a)(b)	19,962	693,679
Garmin Ltd.(b)	21,293	694,791
PerkinElmer Inc.	19,633	480,223
Thomas & Betts Corp.(a)	9,077	442,776

		2,311,469
ENGINEERING & CONSTRUCTION—2.60%
AECOM Technology Corp.(a)	17,826	441,015
Fluor Corp.	30,476	1,936,140
Jacobs Engineering Group Inc.(a)	21,639	846,950
McDermott International Inc.(a)	40,153	809,886
Shaw Group Inc. (The)(a)	14,012	362,631

		4,396,622
ENTERTAINMENT—0.85%
International Game Technology	51,092	949,800
Penn National Gaming Inc.(a)(b)	11,679	489,701

		1,439,501
ENVIRONMENTAL CONTROL—0.37%
Waste Connections Inc.	19,624	632,678

		632,678
FOOD—0.59%
McCormick & Co. Inc. NVS	20,616	1,002,968

		1,002,968
FOREST PRODUCTS & PAPER—0.53%
Rayonier Inc.(b)	13,954	899,335

		899,335
HAND & MACHINE TOOLS—0.96%
Kennametal Inc.	14,164	558,487
Lincoln Electric Holdings Inc.	14,533	497,319
Snap-on Inc.	10,049	571,386

		1,627,192
HEALTH CARE - PRODUCTS—2.75%
CareFusion Corp.(a)	38,089	1,005,169
Cooper Companies Inc. (The)	7,890	603,506
DENTSPLY International Inc.	24,580	931,336
Hologic Inc.(a)	44,475	825,901
Kinetic Concepts Inc.(a)	10,997	736,139
Patterson Companies Inc.	17,666	544,819

		4,646,870

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2011

HEALTH CARE - SERVICES—2.09%
Community Health Systems Inc.(a)	16,371	423,027
Lincare Holdings Inc.	16,318	417,578
Quest Diagnostics Inc.	27,074	1,462,267
Tenet Healthcare Corp.(a)	82,929	461,085
Universal Health Services Inc. Class B	15,435	766,193

		3,530,150
HOME BUILDERS—0.71%
NVR Inc.(a)	1,025	697,092
Toll Brothers Inc.(a)	25,420	507,383

		1,204,475
HOME FURNISHINGS—0.30%
Harman International Industries Inc.	11,980	498,368

		498,368
HOUSEHOLD PRODUCTS & WARES—3.14%
Church & Dwight Co. Inc.	24,600	992,364
Clorox Co. (The)	22,980	1,645,138
Fortune Brands Inc.	26,480	1,594,361
Scotts Miracle-Gro Co. (The) Class A	7,746	390,863
Tupperware Brands Corp.	10,766	672,767

		5,295,493
INSURANCE—2.73%
Alleghany Corp.(a)	1,445	475,997
Arch Capital Group Ltd.(a)	22,788	770,234
Arthur J. Gallagher & Co.	19,052	535,742
Brown & Brown Inc.	19,827	432,427
Erie Indemnity Co. Class A	4,887	360,172
Everest Re Group Ltd.	8,907	731,443
Markel Corp.(a)	1,695	678,712
RenaissanceRe Holdings Ltd.	8,940	622,135

		4,606,862
INTERNET—1.01%
Expedia Inc.	34,491	1,093,020
IAC/InterActiveCorp(a)	14,697	608,309

		1,701,329
IRON & STEEL—0.35%
Steel Dynamics Inc.	37,715	589,108

		589,108
LEISURE TIME—1.45%
Harley-Davidson Inc.	40,126	1,741,067
Royal Caribbean Cruises Ltd.(a)	23,121	707,965

		2,449,032
LODGING—0.64%
Hyatt Hotels Corp. Class A(a)	6,227	241,545
MGM Resorts International(a)	55,444	837,759

		1,079,304

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2011

MACHINERY—2.44%
AGCO Corp.(a)	16,308	773,325
Babcock & Wilcox Co. (The)(a)	20,168	503,797
Flowserve Corp.	9,608	954,843
Gardner Denver Inc.	8,987	766,501
IDEX Corp.	13,942	578,314
Nordson Corp.	10,721	547,093

		4,123,873
MANUFACTURING—2.64%
AptarGroup Inc.	10,866	554,709
Leggett & Platt Inc.	24,690	535,773
Pall Corp.	19,900	986,642
Pentair Inc.	16,981	625,071
SPX Corp.	8,759	659,027
Textron Inc.	47,557	1,099,993

		4,461,215
MEDIA—0.47%
John Wiley & Sons Inc. Class A	8,823	441,679
Washington Post Co. (The) Class B	862	346,783

		788,462
METAL FABRICATE & HARDWARE—0.35%
Timken Co. (The)	13,597	593,781

		593,781
MINING—0.26%
Compass Minerals International Inc.	5,641	444,172

		444,172
OIL & GAS—8.08%
Diamond Offshore Drilling Inc.	11,267	764,241
EQT Corp.	25,695	1,631,119
Forest Oil Corp.(a)	19,584	509,184
Helmerich & Payne Inc.	16,655	1,150,028
HollyFrontier Corp.	17,952	1,353,401
Nabors Industries Ltd.(a)	49,016	1,294,512
Newfield Exploration Co.(a)	23,000	1,550,660
Plains Exploration & Production Co.(a)	23,973	935,187
Rowan Companies Inc.(a)	21,714	850,537
SandRidge Energy Inc.(a)(b)	66,000	760,320
SM Energy Co.	10,944	824,630
Sunoco Inc.	20,744	843,244
Whiting Petroleum Corp.(a)	20,164	1,181,610

		13,648,673
OIL & GAS SERVICES—0.54%
Oil States International Inc.(a)(b)	8,850	714,195
RPC Inc.	8,438	199,306

		913,501

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2011

PACKAGING & CONTAINERS—0.19%
Silgan Holdings Inc.	8,055	312,373

		312,373
PHARMACEUTICALS—4.26%
AmerisourceBergen Corp.	47,238	1,809,688
Cephalon Inc.(a)(b)	13,039	1,042,338
Endo Pharmaceuticals Holdings Inc.(a)(b)	17,865	665,471
Mylan Inc.(a)	74,709	1,701,871
Warner Chilcott PLC Class A	24,093	506,435
Watson Pharmaceuticals Inc.(a)	21,785	1,462,427

		7,188,230
REAL ESTATE—0.37%
Jones Lang LaSalle Inc.	7,380	628,186

		628,186
REAL ESTATE INVESTMENT TRUSTS—11.55%
Alexandria Real Estate Equities Inc.	10,465	858,130
AvalonBay Communities Inc.	14,678	1,969,641
BRE Properties Inc. Class A	12,569	659,621
Camden Property Trust	12,069	809,468
Essex Property Trust Inc.	5,538	777,314
Federal Realty Investment Trust	10,703	934,800
Health Care REIT Inc.	30,463	1,607,837
Host Hotels & Resorts Inc.	117,952	1,869,539
Kimco Realty Corp.	70,028	1,332,633
Macerich Co. (The)	22,347	1,187,296
Piedmont Office Realty Trust Inc. Class A	29,833	613,068
Realty Income Corp.	21,423	695,391
Regency Centers Corp.	14,133	634,854
Senior Housing Properties Trust(b)	24,510	586,769
SL Green Realty Corp.	13,934	1,142,867
UDR Inc.(b)	32,645	858,890
Ventas Inc.(b)	45,154	2,444,186
Weingarten Realty Investors	20,667	531,555

		19,513,859
RETAIL—5.42%
Advance Auto Parts Inc.	13,578	746,383
American Eagle Outfitters Inc.	33,709	442,936
AutoNation Inc.(a)(b)	7,998	300,805
Big Lots Inc.(a)	13,024	453,626
Darden Restaurants Inc.	24,017	1,220,063
Family Dollar Stores Inc.	19,864	1,054,977
Nordstrom Inc.	29,317	1,470,541
PVH Corp.	10,655	762,365
Ross Stores Inc.	20,252	1,534,494
Sears Holdings Corp.(a)(b)	8,196	571,015
Williams-Sonoma Inc.	16,296	603,278

		9,160,483
SAVINGS & LOANS—0.46%
People’s United Financial Inc.	61,598	781,063

		781,063

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2011

SEMICONDUCTORS—6.91%
Advanced Micro Devices Inc.(a)	99,050	727,027
Analog Devices Inc.	51,305	1,764,892
Cypress Semiconductor Corp.(a)	29,033	597,499
Lam Research Corp.(a)	21,426	875,895
Linear Technology Corp.	36,054	1,056,382
LSI Corp.(a)	106,016	780,278
Maxim Integrated Products Inc.	51,396	1,180,052
Microchip Technology Inc.	32,456	1,095,390
National Semiconductor Corp.	41,244	1,019,551
Novellus Systems Inc.(a)(b)	15,395	477,861
ON Semiconductor Corp.(a)	76,397	663,890
Xilinx Inc.	44,608	1,431,917

		11,670,634
SOFTWARE—3.53%
Broadridge Financial Solutions Inc.	21,555	497,058
Fidelity National Information Services Inc.	44,881	1,347,328
Fiserv Inc.(a)	24,751	1,493,971
Parametric Technology Corp.(a)	20,361	423,305
Paychex Inc.	55,851	1,576,674
Total System Services Inc.	33,576	624,849

		5,963,185
TELECOMMUNICATIONS—0.96%
Amdocs Ltd.(a)	30,801	971,155
EchoStar Corp. Class A(a)	6,397	214,044
Telephone and Data Systems Inc.	8,649	245,286
Telephone and Data Systems Inc. Special	7,377	183,835

		1,614,320
TEXTILES—0.29%
Mohawk Industries Inc.(a)	9,540	496,366

		496,366
TOYS, GAMES & HOBBIES—0.49%
Hasbro Inc.	21,050	832,738

		832,738
WATER—0.30%
Aqua America Inc.	23,605	499,246

		499,246

TOTAL COMMON STOCKS
(Cost: $149,701,981)		168,575,602

SHORT-TERM INVESTMENTS—3.73%

MONEY MARKET FUNDS—3.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	5,579,609	5,579,609
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	477,768	477,768
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	244,806	244,806

		6,302,183

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,302,183)	6,302,183

TOTAL INVESTMENTS IN SECURITIES—103.54%
(Cost: $156,004,164)	174,877,785
Other Assets, Less Liabilities—(3.54)%	(5,977,475)

NET ASSETS—100.00%	$168,900,310

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.93%

AEROSPACE & DEFENSE—0.85%
BE Aerospace Inc.(a)	21,413	$852,237
TransDigm Group Inc.(a)	10,000	900,700

		1,752,937
APPAREL—0.67%
Deckers Outdoor Corp.(a)	8,586	852,161
Warnaco Group Inc. (The)(a)	9,890	527,137

		1,379,298
AUTO PARTS & EQUIPMENT—1.81%
BorgWarner Inc.(a)	24,388	1,941,773
Goodyear Tire & Rubber Co. (The)(a)	53,476	864,707
WABCO Holdings Inc.(a)	15,027	947,452

		3,753,932
BEVERAGES—1.91%
Green Mountain Coffee Roasters Inc.(a)	26,459	2,750,413
Hansen Natural Corp.(a)	15,748	1,206,612

		3,957,025
BIOTECHNOLOGY—2.58%
Alexion Pharmaceuticals Inc.(a)(b)	40,306	2,289,381
Bio-Rad Laboratories Inc. Class A(a)	4,250	463,250
Human Genome Sciences Inc.(a)	41,723	876,600
Illumina Inc.(a)	27,680	1,728,616

		5,357,847
BUILDING MATERIALS—0.45%
Owens Corning(a)	26,095	928,460

		928,460
CHEMICALS—0.82%
Kronos Worldwide Inc.	4,349	134,645
Sigma-Aldrich Corp.	23,303	1,563,631

		1,698,276
COAL—3.19%
Alpha Natural Resources Inc.(a)	50,077	2,138,789
CONSOL Energy Inc.	50,268	2,694,365
Walter Energy Inc.	14,532	1,781,187

		6,614,341
COMMERCIAL SERVICES—2.29%
Corrections Corp. of America(a)	24,315	521,800
Gartner Inc.(a)	18,351	677,335
Genpact Ltd.(a)	23,526	388,179
Iron Mountain Inc.	40,705	1,287,499
Morningstar Inc.	5,724	356,949

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2011

Sotheby’s	14,998	635,165
Verisk Analytics Inc. Class A(a)	26,385	878,621

		4,745,548
COMPUTERS—2.87%
FactSet Research Systems Inc.	9,509	875,684
Fortinet Inc.(a)	20,884	424,363
IHS Inc. Class A(a)(b)	10,446	769,766
MICROS Systems Inc.(a)	17,946	878,815
Riverbed Technology Inc.(a)	32,737	937,260
Teradata Corp.(a)	37,508	2,061,440

		5,947,328
DISTRIBUTION & WHOLESALE—1.45%
Fastenal Co.(b)	65,668	2,209,728
LKQ Corp.(a)	32,484	798,132

		3,007,860
DIVERSIFIED FINANCIAL SERVICES—3.23%
Affiliated Managers Group Inc.(a)	11,381	1,187,380
CIT Group Inc.(a)	44,542	1,770,099
E*TRADE Financial Corp.(a)	56,796	901,920
Eaton Vance Corp.	26,286	704,991
IntercontinentalExchange Inc.(a)	16,393	2,021,257
LPL Investment Holdings Inc.(a)	3,605	119,145

		6,704,792
ELECTRIC—0.38%
ITC Holdings Corp.	11,282	792,673

		792,673
ELECTRICAL COMPONENTS & EQUIPMENT—0.73%
AMETEK Inc.	35,806	1,521,755

		1,521,755
ELECTRONICS—4.19%
Amphenol Corp. Class A	39,231	1,918,004
Dolby Laboratories Inc. Class A(a)(b)	11,830	501,119
FLIR Systems Inc.	35,212	966,922
Gentex Corp.	31,789	900,900
Mettler-Toledo International Inc.(a)	7,182	1,111,845
National Instruments Corp.	20,729	535,637
Trimble Navigation Ltd.(a)	27,270	970,267
Waters Corp.(a)	20,341	1,787,770

		8,692,464
ENVIRONMENTAL CONTROL—1.27%
Nalco Holding Co.	30,642	1,083,195
Stericycle Inc.(a)	18,904	1,552,396

		2,635,591
FOOD—1.11%
Whole Foods Market Inc.	34,375	2,292,812

		2,292,812

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2011

HEALTH CARE - PRODUCTS—5.02%
Bruker Corp.(a)	16,125	277,673
C.R. Bard Inc.	19,254	1,899,985
Edwards Lifesciences Corp.(a)	25,569	1,824,348
Gen-Probe Inc.(a)	10,841	656,423
Henry Schein Inc.(a)	20,351	1,352,527
IDEXX Laboratories Inc.(a)	12,817	1,063,042
ResMed Inc.(a)	34,054	1,031,496
Sirona Dental Systems Inc.(a)	12,418	628,102
Varian Medical Systems Inc.(a)	26,633	1,671,487

		10,405,083
HEALTH CARE - SERVICES—2.85%
AMERIGROUP Corp.(a)(b)	11,041	607,255
Covance Inc.(a)	13,454	770,242
DaVita Inc.(a)	21,352	1,783,746
Laboratory Corp. of America Holdings(a)	22,313	2,025,128
MEDNAX Inc.(a)(b)	10,695	728,971

		5,915,342
HOLDING COMPANIES - DIVERSIFIED—0.70%
Leucadia National Corp.	43,038	1,449,089

		1,449,089
HOME FURNISHINGS—0.53%
Tempur-Pedic International Inc.(a)	15,318	1,103,049

		1,103,049
HOUSEHOLD PRODUCTS & WARES—0.61%
Fossil Inc.(a)	10,044	1,262,229

		1,262,229
INSURANCE—0.44%
Axis Capital Holdings Ltd.	28,821	918,525

		918,525
INTERNET—4.83%
Akamai Technologies Inc.(a)	41,749	1,011,161
Equinix Inc.(a)	10,425	1,089,100
F5 Networks Inc.(a)	17,921	1,675,255
Netflix Inc.(a)	10,049	2,672,933
Rackspace Hosting Inc.(a)	23,994	959,760
TIBCO Software Inc.(a)	37,094	965,928
VeriSign Inc.	37,519	1,170,968
WebMD Health Corp.(a)	13,160	463,890

		10,008,995
IRON & STEEL—0.55%
Allegheny Technologies Inc.	19,531	1,136,509

		1,136,509

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2011

LEISURE TIME—0.41%
Polaris Industries Inc.	7,095	841,112

		841,112
LODGING—1.15%
Starwood Hotels & Resorts Worldwide Inc.	43,455	2,388,287

		2,388,287
MACHINERY—1.67%
Graco Inc.	13,375	587,564
Joy Global Inc.	23,337	2,191,811
Wabtec Corp.	10,685	689,396

		3,468,771
MANUFACTURING—1.26%
Donaldson Co. Inc.	15,881	879,490
Roper Industries Inc.	21,357	1,743,372

		2,622,862
MEDIA—4.29%
Cablevision NY Group Class A	52,016	1,267,110
Charter Communications Inc. Class A(a)	8,761	473,094
Discovery Communications Inc. Series A(a)	30,979	1,232,964
Discovery Communications Inc. Series C(a)	29,590	1,066,128
Liberty Global Inc. Series A(a)	25,113	1,049,723
Liberty Global Inc. Series C(a)	25,137	1,004,726
Scripps Networks Interactive Inc. Class A	20,575	953,445
Sirius XM Radio Inc.(a)(b)	874,318	1,844,811

		8,892,001
MINING—1.25%
Allied Nevada Gold Corp.(a)	18,209	693,763
Molycorp Inc.(a)(b)	12,281	781,440
Royal Gold Inc.	12,102	775,738
Titanium Metals Corp.	19,111	339,985

		2,590,926
OIL & GAS—9.71%
Atlas Energy Inc. Escrow(a)(c)	17,054	1,705
Brigham Exploration Co.(a)	25,921	824,288
Cabot Oil & Gas Corp.	23,142	1,714,359
Cimarex Energy Co.	19,049	1,678,598
Concho Resources Inc.(a)	22,804	2,133,998
Continental Resources Inc.(a)	12,867	882,547
Denbury Resources Inc.(a)	88,633	1,712,390
EXCO Resources Inc.	38,053	605,423
Petrohawk Energy Corp.(a)	66,995	2,558,539
Pioneer Natural Resources Co.	26,009	2,418,577
QEP Resources Inc.	38,979	1,708,450
Range Resources Corp.	35,505	2,313,506
Ultra Petroleum Corp.(a)	33,840	1,584,389

		20,136,769

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2011

OIL & GAS SERVICES—2.71%
CARBO Ceramics Inc.	4,469	697,477
Dresser-Rand Group Inc.(a)(b)	17,937	958,195
Dril-Quip Inc.(a)(b)	6,855	483,346
FMC Technologies Inc.(a)	53,452	2,437,411
Oceaneering International Inc.	24,116	1,041,811

		5,618,240
PHARMACEUTICALS—2.75%
Herbalife Ltd.	26,365	1,469,058
Hospira Inc.(a)	37,209	1,902,124
Perrigo Co.	18,576	1,677,598
United Therapeutics Corp.(a)	11,394	653,788

		5,702,568
REAL ESTATE—0.69%
CB Richard Ellis Group Inc. Class A(a)	65,484	1,427,551

		1,427,551
REAL ESTATE INVESTMENT TRUSTS—0.98%
Digital Realty Trust Inc.(b)	21,195	1,297,346
Taubman Centers Inc.	12,444	745,396

		2,042,742
RETAIL—9.17%
Abercrombie & Fitch Co. Class A	19,645	1,436,442
CarMax Inc.(a)	50,298	1,608,027
Chipotle Mexican Grill Inc.(a)(b)	6,928	2,248,690
Copart Inc.(a)	13,973	607,127
Dick’s Sporting Goods Inc.(a)	20,205	747,585
Dollar General Corp.(a)	22,000	692,120
Dollar Tree Inc.(a)	27,179	1,800,065
MSC Industrial Direct Co. Inc. Class A	10,242	632,751
O’Reilly Automotive Inc.(a)	30,705	1,826,948
Panera Bread Co. Class A(a)	6,448	743,519
PetSmart Inc.	25,242	1,085,911
Tiffany & Co.	28,146	2,240,140
Tractor Supply Co.	16,144	1,064,212
Ulta Salon, Cosmetics & Fragrance Inc.(a)	10,994	692,952
Under Armour Inc. Class A(a)	8,783	644,760
Urban Outfitters Inc.(a)(b)	28,659	932,564

		19,003,813
SEMICONDUCTORS—4.47%
Atmel Corp.(a)	95,417	1,154,546
Cree Inc.(a)(b)	24,357	800,371
IPG Photonics Corp.(a)	5,958	358,612
Marvell Technology Group Ltd.(a)	117,606	1,742,921
NVIDIA Corp.(a)	132,537	1,832,987
Rovi Corp.(a)	25,081	1,328,540
Skyworks Solutions Inc.(a)	41,297	1,045,227
Varian Semiconductor Equipment Associates Inc.(a)	16,559	1,005,794

		9,268,998

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2011

SOFTWARE—8.52%
Allscripts Healthcare Solutions Inc.(a)	41,512	753,443
ANSYS Inc.(a)	20,485	1,036,541
Autodesk Inc.(a)	51,058	1,756,395
BMC Software Inc.(a)	40,134	1,734,591
Cerner Corp.(a)	31,828	2,116,244
Concur Technologies Inc.(a)	10,422	473,576
Electronic Arts Inc.(a)	74,454	1,656,601
Global Payments Inc.	17,753	841,670
Informatica Corp.(a)	23,558	1,204,521
MSCI Inc. Class A(a)	26,738	948,932
Nuance Communications Inc.(a)	50,535	1,011,205
Red Hat Inc.(a)	42,974	1,808,346
SEI Investments Co.	34,007	672,658
Solera Holdings Inc.	15,645	874,243
VeriFone Systems Inc.(a)	19,492	767,400

		17,656,366
TELECOMMUNICATIONS—2.95%
Acme Packet Inc.(a)	13,265	781,574
Aruba Networks Inc.(a)(b)	18,673	428,545
JDS Uniphase Corp.(a)	49,653	652,937
MetroPCS Communications Inc.(a)	56,632	921,969
NII Holdings Inc.(a)	37,697	1,596,468
Polycom Inc.(a)	39,301	1,062,306
tw telecom inc.(a)(b)	33,785	667,254

		6,111,053
TRANSPORTATION—2.62%
Expeditors International of Washington Inc.	47,466	2,265,078
J.B. Hunt Transport Services Inc.	22,431	1,014,778
Kansas City Southern Industries Inc.(a)	24,440	1,450,514
Kirby Corp.(a)	11,965	697,799

		5,428,169

TOTAL COMMON STOCKS
(Cost: $177,652,403)		207,181,988

SHORT-TERM INVESTMENTS—4.73%

MONEY MARKET FUNDS—4.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(d)(e)(f)	8,881,546	8,881,546
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(d)(e)(f)	760,505	760,505

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	176,226	176,226

		9,818,277

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,818,277)		9,818,277

TOTAL INVESTMENTS IN SECURITIES—104.66%
(Cost: $187,470,680)		217,000,265
Other Assets, Less Liabilities—(4.66)%		(9,664,292)

NET ASSETS—100.00%		$207,335,973

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.92%

AEROSPACE & DEFENSE—0.96%
L-3 Communications Holdings Inc.	13,398	$1,060,050

		1,060,050
AGRICULTURE—1.16%
Bunge Ltd.	18,583	1,278,696

		1,278,696
AIRLINES—1.44%
Delta Air Lines Inc.(a)	106,718	842,005
United Continental Holdings Inc.(a)(b)	41,720	755,966

		1,597,971
AUTO MANUFACTURERS—0.42%
Navistar International Corp.(a)	9,054	464,561

		464,561
AUTO PARTS & EQUIPMENT—1.19%
Lear Corp.	13,284	650,916
TRW Automotive Holdings Corp.(a)(b)	13,105	661,409

		1,312,325
BANKS—6.71%
Comerica Inc.	25,320	811,000
Commerce Bancshares Inc.	9,851	403,004
East West Bancorp Inc.	18,638	345,921
Fifth Third Bancorp	115,721	1,463,871
Huntington Bancshares Inc.	108,718	657,200
KeyCorp	120,045	965,162
M&T Bank Corp.	15,191	1,310,072
Regions Financial Corp.	158,555	965,600
Zions Bancorp	23,080	505,452

		7,427,282
BEVERAGES—2.30%
Coca-Cola Enterprises Inc.	41,271	1,160,128
Constellation Brands Inc. Class A(a)(b)	23,639	481,999
Molson Coors Brewing Co. Class B NVS	20,117	906,271

		2,548,398
CHEMICALS—4.24%
Ashland Inc.	9,079	555,998
Celanese Corp. Series A	19,779	1,090,416
CF Industries Holdings Inc.	8,969	1,393,065
Eastman Chemical Co.	8,446	815,799
Huntsman Corp.	24,380	465,658
Valspar Corp. (The)	11,215	368,637

		4,689,573

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2011

COAL—0.62%
Arch Coal Inc.	26,619	681,446

		681,446
COMMERCIAL SERVICES—1.81%
H&R Block Inc.	38,524	576,319
Hertz Global Holdings Inc.(a)	29,867	420,229
Manpower Inc.	10,338	522,276
R.R. Donnelley & Sons Co.	25,886	486,915

		2,005,739
COMPUTERS—0.98%
Computer Sciences Corp.	19,395	684,256
NCR Corp.(a)	20,120	401,394

		1,085,650
DISTRIBUTION & WHOLESALE—1.29%
Genuine Parts Co.	19,903	1,058,044
Ingram Micro Inc. Class A(a)	19,739	366,158

		1,424,202
DIVERSIFIED FINANCIAL SERVICES—3.82%
Federated Investors Inc. Class B(b)	12,958	276,912
Invesco Ltd.	58,329	1,293,737
Legg Mason Inc.	17,966	528,560
NYSE Euronext Inc.	32,695	1,093,975
SLM Corp.	66,582	1,038,013

		4,231,197
ELECTRIC—12.91%
Alliant Energy Corp.	13,929	548,942
Ameren Corp.	30,278	872,612
CenterPoint Energy Inc.	49,832	975,711
CMS Energy Corp.	31,863	609,858
Constellation Energy Group Inc.	22,741	883,033
DTE Energy Co.	21,260	1,059,598
Great Plains Energy Inc.	17,031	343,515
Integrys Energy Group Inc.	9,859	495,020
MDU Resources Group Inc.	21,930	472,811
Northeast Utilities	22,111	751,774
NRG Energy Inc.(a)	30,439	746,364
NSTAR	13,079	579,792
NV Energy Inc.	29,640	439,858
OGE Energy Corp.	12,266	613,791
Pepco Holdings Inc.	28,468	531,782
Pinnacle West Capital Corp.	13,693	579,898
SCANA Corp.	14,619	572,919
TECO Energy Inc.	25,564	473,701
Westar Energy Inc.	14,322	369,651
Wisconsin Energy Corp.	29,516	904,665
Xcel Energy Inc.	61,119	1,466,856

		14,292,151
ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
Molex Inc.	8,209	192,748

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2011

Molex Inc. Class A NVS	9,107	179,863

		372,611
ELECTRONICS—1.24%
Avnet Inc.(a)	19,097	559,542
AVX Corp.	6,581	91,608
Jabil Circuit Inc.	25,333	463,847
Vishay Intertechnology Inc.(a)	18,969	261,203

		1,376,200
ENGINEERING & CONSTRUCTION—0.98%
KBR Inc.	19,060	679,489
URS Corp.(a)	9,983	407,606

		1,087,095
FOOD—7.53%
Campbell Soup Co.	25,054	828,035
ConAgra Foods Inc.	51,617	1,321,911
Corn Products International Inc.	9,501	483,506
Hormel Foods Corp.	18,222	527,891
J.M. Smucker Co. (The)	14,641	1,140,827
Ralcorp Holdings Inc.(a)	6,912	597,888
Safeway Inc.	44,702	901,639
Sara Lee Corp.	74,323	1,420,313
Smithfield Foods Inc.(a)	19,619	432,010
Tyson Foods Inc. Class A	38,837	681,978

		8,335,998
FOREST PRODUCTS & PAPER—1.69%
Domtar Corp.	5,295	423,335
MeadWestvaco Corp.	21,243	661,507
Plum Creek Timber Co. Inc.(b)	20,554	785,574

		1,870,416
GAS—3.42%
AGL Resources Inc.	9,827	400,942
Atmos Energy Corp.	11,356	379,631
Energen Corp.	9,137	537,347
National Fuel Gas Co.	9,832	711,640
NiSource Inc.	34,947	703,483
Southern Union Co.	14,679	631,197
UGI Corp.	14,011	424,533

		3,788,773
HEALTH CARE - PRODUCTS—1.53%
Alere Inc.(a)	10,591	312,329
Boston Scientific Corp.(a)	192,876	1,380,992

		1,693,321
HEALTH CARE - SERVICES—0.85%
Coventry Health Care Inc.(a)	18,701	598,432
Health Net Inc.(a)	12,273	345,117

		943,549

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2011

HOME BUILDERS—0.96%
D.R. Horton Inc.	35,215	418,354
Lennar Corp. Class A	19,597	346,671
Pulte Group Inc.(a)	42,503	291,996

		1,057,021
HOME FURNISHINGS—0.60%
Whirlpool Corp.	9,596	664,331

		664,331
HOUSEHOLD PRODUCTS & WARES—0.71%
Avery Dennison Corp.	13,496	425,799
Jarden Corp.	11,613	359,887

		785,686
HOUSEWARES—0.52%
Newell Rubbermaid Inc.	37,045	574,938

		574,938
INSURANCE—9.28%
American Financial Group Inc.	11,467	389,649
Assurant Inc.	12,158	433,068
Assured Guaranty Ltd.	21,232	300,433
Cincinnati Financial Corp.	19,179	524,162
CNA Financial Corp.	3,775	103,963
Fidelity National Financial Inc. Class A	28,136	458,617
Genworth Financial Inc. Class A(a)	61,686	513,227
HCC Insurance Holdings Inc.	14,582	439,356
Lincoln National Corp.	39,740	1,053,110
Old Republic International Corp.	30,702	320,529
PartnerRe Ltd.	8,526	569,707
Principal Financial Group Inc.	37,903	1,047,260
Reinsurance Group of America Inc.	9,317	542,342
Torchmark Corp.	14,676	592,764
Transatlantic Holdings Inc.	7,870	403,023
Unum Group	38,858	947,747
W.R. Berkley Corp.	15,625	481,094
White Mountains Insurance Group Ltd.	824	347,225
XL Group PLC	39,027	800,834

		10,268,110
INTERNET—1.06%
Liberty Media Corp. - Liberty Interactive Group Series A(a)	71,243	1,169,098

		1,169,098
IRON & STEEL—1.05%
Reliance Steel & Aluminum Co.	9,407	442,223
United States Steel Corp.	18,095	723,619

		1,165,842
LODGING—0.67%
Wyndham Worldwide Corp.	21,461	742,336

		742,336

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2011

MACHINERY—0.28%
Terex Corp.(a)	13,802	306,542

		306,542
MANUFACTURING—1.11%
ITT Corp.	23,134	1,233,968

		1,233,968
MEDIA—2.18%
DISH Network Corp. Class A(a)	25,880	766,824
Gannett Co. Inc.	30,392	387,802
Liberty Media Corp. - Liberty Capital Group Series A(a)(b)	9,434	752,927
Liberty Media Corp. - Starz Series A(a)	6,631	508,996

		2,416,549
MINING—0.46%
Vulcan Materials Co.(b)	14,735	505,263

		505,263
OFFICE & BUSINESS EQUIPMENT—0.46%
Pitney Bowes Inc.	23,624	509,097

		509,097
OIL & GAS—0.97%
Patterson-UTI Energy Inc.	19,523	635,083
Tesoro Corp.(a)	18,157	441,034

		1,076,117
OIL & GAS SERVICES—0.32%
Tidewater Inc.	6,493	352,830

		352,830
PACKAGING & CONTAINERS—3.50%
Ball Corp.	21,376	829,389
Bemis Co. Inc.	13,546	428,053
Crown Holdings Inc.(a)(b)	19,663	755,256
Greif Inc. Class A	3,137	191,514
Owens-Illinois Inc.(a)	20,830	482,631
Packaging Corp. of America	12,900	344,043
Sealed Air Corp.	20,205	435,014
Sonoco Products Co.	12,723	407,772

		3,873,672
PHARMACEUTICALS—1.62%
Forest Laboratories Inc.(a)(b)	36,359	1,347,465
Omnicare Inc.	14,655	446,977

		1,794,442
PIPELINES—1.21%
ONEOK Inc.	12,632	919,483
Questar Corp.	22,484	414,380

		1,333,863

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2011

REAL ESTATE INVESTMENT TRUSTS—4.92%
American Capital Agency Corp.	21,721	606,450
Apartment Investment and Management Co. Class A	15,033	410,401
Chimera Investment Corp.	129,709	399,504
Developers Diversified Realty Corp.	28,771	420,344
Duke Realty Corp.	31,970	448,859
Hospitality Properties Trust	15,543	392,461
Liberty Property Trust	14,471	491,435
Mack-Cali Realty Corp.	10,982	365,371
ProLogis Inc.	53,555	1,908,165

		5,442,990
RETAIL—2.73%
Foot Locker Inc.	19,649	426,973
GameStop Corp. Class A(a)(b)	17,852	420,950
J.C. Penney Co. Inc.	20,316	624,920
Macy’s Inc.	53,750	1,551,763

		3,024,606
SAVINGS & LOANS—1.66%
First Niagara Financial Group Inc.	38,873	476,194
Hudson City Bancorp Inc.	61,602	508,217
New York Community Bancorp Inc.	54,974	743,798
TFS Financial Corp.(a)	11,710	110,542

		1,838,751
SEMICONDUCTORS—1.49%
KLA-Tencor Corp.	21,188	843,706
Micron Technology Inc.(a)	109,197	804,782

		1,648,488
SOFTWARE—0.41%
Dun & Bradstreet Corp. (The)	6,316	458,226

		458,226
TELECOMMUNICATIONS—2.23%
Frontier Communications Corp.	125,954	943,396
Harris Corp.	16,289	649,442
United States Cellular Corp.(a)(b)	1,944	85,905
Windstream Corp.	64,384	786,129

		2,464,872
TEXTILES—0.47%
Cintas Corp.	15,832	515,332

		515,332
TOYS, GAMES & HOBBIES—1.06%
Mattel Inc.	43,870	1,169,574

		1,169,574

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2011

WATER—0.56%
American Water Works Co. Inc.	22,040	617,120

		617,120

TOTAL COMMON STOCKS
(Cost: $110,060,982)		110,576,868

SHORT-TERM INVESTMENTS—3.77%

MONEY MARKET FUNDS—3.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	3,789,791	3,789,791
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	324,511	324,511
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	58,162	58,162

		4,172,464

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,172,464)		4,172,464

TOTAL INVESTMENTS IN SECURITIES—103.69%
(Cost: $114,233,446)		114,749,332
Other Assets, Less Liabilities—(3.69)%		(4,081,310)

NET ASSETS—100.00%		$110,668,022

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.94%

AEROSPACE & DEFENSE—2.10%
AAR Corp.	20,820	$610,859
Esterline Technologies Corp.(a)	16,029	1,224,135
Moog Inc. Class A(a)(b)	21,619	885,298
Teledyne Technologies Inc.(a)(b)	19,318	1,047,615

		3,767,907
APPAREL—2.53%
Carter’s Inc.(a)(b)	30,311	1,015,419
Columbia Sportswear Co.	7,780	446,572
Iconix Brand Group Inc.(a)	38,129	889,550
SKECHERS U.S.A. Inc. Class A(a)(b)	19,025	316,766
Timberland Co. Class A(a)	21,041	900,344
Wolverine World Wide Inc.	25,730	974,395

		4,543,046
AUTO PARTS & EQUIPMENT—1.02%
Tenneco Inc.(a)(b)	31,870	1,272,888
Titan International Inc.	22,152	559,781

		1,832,669
BANKS—3.91%
First Citizens BancShares Inc. Class A	2,872	517,305
First Financial Bankshares Inc.(b)	24,868	801,496
First Midwest Bancorp Inc.	39,095	466,012
Glacier Bancorp Inc.	37,970	498,926
MB Financial Inc.	27,698	559,223
PrivateBancorp Inc.	32,438	382,444
Prosperity Bancshares Inc.	24,668	1,024,462
Sterling Financial Corp.(a)	14,789	256,441
SVB Financial Group(a)	22,417	1,367,885
Texas Capital Bancshares Inc.(a)	19,628	536,433
Wintrust Financial Corp.	18,082	618,043

		7,028,670
BIOTECHNOLOGY—0.60%
Charles River Laboratories International Inc.(a)	27,243	1,077,461

		1,077,461
BUILDING MATERIALS—1.30%
Armstrong World Industries Inc.	9,723	384,059
Eagle Materials Inc.	23,287	578,682
Lennox International Inc.	26,544	981,597
USG Corp.(a)(b)	34,177	388,934

		2,333,272
CHEMICALS—2.71%
Cabot Corp.	31,685	1,238,883
Kraton Performance Polymers Inc.(a)	16,820	607,202
Minerals Technologies Inc.	9,635	624,155
NewMarket Corp.	5,112	838,470

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2011

Olin Corp.	37,623	786,697
PolyOne Corp.	49,735	770,893

		4,866,300
COAL—0.37%
Cloud Peak Energy Inc.(a)	30,113	671,520

		671,520
COMMERCIAL SERVICES—6.94%
Aaron’s Inc.	38,598	973,056
ABM Industries Inc.	23,398	526,455
Avis Budget Group Inc.(a)	55,365	836,565
Bridgepoint Education Inc.(a)	9,772	241,955
Chemed Corp.	11,217	682,106
Dollar Thrifty Automotive Group Inc.(a)	14,053	1,012,378
Euronet Worldwide Inc.(a)(b)	25,234	433,015
GEO Group Inc. (The)(a)	33,988	706,950
Hillenbrand Inc.	32,633	714,336
ITT Educational Services Inc.(a)(b)	14,954	1,281,109
KAR Auction Services Inc.(a)	12,710	225,984
Korn/Ferry International(a)	24,492	527,558
RSC Holdings Inc.(a)	33,178	396,145
Service Corp. International	125,925	1,318,435
Strayer Education Inc.(b)	6,643	808,121
TeleTech Holdings Inc.(a)(b)	16,036	317,352
United Rentals Inc.(a)	32,962	758,456
Valassis Communications Inc.(a)	26,277	704,224

		12,464,200
COMPUTERS—0.77%
CACI International Inc. Class A(a)(b)	15,992	944,807
Sykes Enterprises Inc.(a)(b)	22,266	429,734

		1,374,541
DISTRIBUTION & WHOLESALE—2.75%
Beacon Roofing Supply Inc.(a)	23,924	511,495
Owens & Minor Inc.	33,618	1,025,349
Pool Corp.	25,641	685,897
United Stationers Inc.	24,650	791,018
Watsco Inc.	13,050	772,299
WESCO International Inc.(a)	22,716	1,151,474

		4,937,532
DIVERSIFIED FINANCIAL SERVICES—2.53%
CBOE Holdings Inc.	27,311	629,245
Cohen & Steers Inc.(b)	10,778	426,054
Knight Capital Group Inc. Class A(a)(b)	52,927	598,604
MF Global Holdings Ltd.(a)(b)	86,018	633,953
Nelnet Inc. Class A	14,705	296,453
optionsXpress Holdings Inc.	23,748	358,595
Stifel Financial Corp.(a)	28,410	1,078,444
World Acceptance Corp.(a)(b)	8,258	526,200

		4,547,548
ELECTRICAL COMPONENTS & EQUIPMENT—1.87%
EnerSys Inc.(a)(b)	24,340	778,393
Generac Holdings Inc.(a)	14,718	273,019

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2011

General Cable Corp.(a)	27,390	1,089,300
Littelfuse Inc.	11,988	612,467
Power-One Inc.(a)(b)	29,936	215,839
SunPower Corp. Class A(a)(b)	13,266	260,412
SunPower Corp. Class B(a)	9,071	137,516

		3,366,946
ELECTRONICS—1.28%
Checkpoint Systems Inc.(a)(b)	20,907	328,240
Cubic Corp.	8,442	409,775
Cymer Inc.(a)(b)	14,757	649,751
TTM Technologies Inc.(a)	27,670	383,229
Watts Water Technologies Inc. Class A	15,940	534,468

		2,305,463
ENERGY - ALTERNATE SOURCES—0.63%
Covanta Holding Corp.	65,270	1,127,866

		1,127,866
ENGINEERING & CONSTRUCTION—0.54%
EMCOR Group Inc.(a)(b)	34,969	976,334

		976,334
ENTERTAINMENT—0.89%
DreamWorks Animation SKG Inc. Class A(a)(b)	32,836	717,795
International Speedway Corp. Class A	14,696	411,047
Pinnacle Entertainment Inc.(a)	32,391	467,402

		1,596,244
ENVIRONMENTAL CONTROL—0.90%
Darling International Inc.(a)(b)	61,572	1,039,335
Mine Safety Appliances Co.	16,958	578,607

		1,617,942
FOOD—3.29%
Flowers Foods Inc.	72,569	1,590,713
Hain Celestial Group Inc.(a)(b)	18,983	613,720
J&J Snack Foods Corp.	7,429	384,005
Ruddick Corp.	22,587	946,395
Seaboard Corp.	188	491,620
Snyders-Lance Inc.	32,580	664,958
TreeHouse Foods Inc.(a)	18,854	973,621
Weis Markets Inc.	5,974	240,095

		5,905,127
FOREST PRODUCTS & PAPER—0.54%
Clearwater Paper Corp.(a)	6,055	458,000
Schweitzer-Mauduit International Inc.	9,250	519,018

		977,018
HAND & MACHINE TOOLS—0.69%
Regal Beloit Corp.	20,337	1,233,032

		1,233,032

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2011

HEALTH CARE - PRODUCTS—1.52%
Hill-Rom Holdings Inc.	33,000	1,230,570
Invacare Corp.	16,516	495,150
Steris Corp.	28,472	996,235

		2,721,955
HEALTH CARE - SERVICES—2.26%
Amedisys Inc.(a)	15,596	403,313
Centene Corp.(a)	26,354	864,675
Gentiva Health Services Inc.(a)(b)	16,184	291,150
Health Management Associates Inc. Class A(a)	131,999	1,253,990
Magellan Health Services Inc.(a)(b)	16,861	878,458
Molina Healthcare Inc.(a)	15,942	361,086

		4,052,672
HOME BUILDERS—0.28%
Thor Industries Inc.	20,065	496,207

		496,207
HOUSEHOLD PRODUCTS & WARES—0.20%
Spectrum Brands Holdings Inc.(a)	13,181	351,933

		351,933
HOUSEWARES—0.49%
Toro Co. (The)	16,513	888,895

		888,895
INSURANCE—2.77%
American National Insurance Co.	7,557	566,322
Endurance Specialty Holdings Ltd.	21,365	870,410
Greenlight Capital Re Ltd. Class A(a)	15,782	390,762
Hanover Insurance Group Inc. (The)	23,964	867,736
MGIC Investment Corp.(a)	98,304	391,250
Navigators Group Inc. (The)(a)(b)	7,411	349,355
ProAssurance Corp.(a)(b)	15,392	1,072,053
Tower Group Inc.	20,012	457,474

		4,965,362
INTERNET—0.89%
AOL Inc.(a)	55,978	961,702
j2 Global Communications Inc.(a)(b)	24,035	642,696

		1,604,398
IRON & STEEL—0.36%
Schnitzer Steel Industries Inc. Class A	12,708	645,439

		645,439
LEISURE TIME—0.72%
Brunswick Corp.	46,687	1,019,177
Interval Leisure Group Inc.(a)	21,049	270,480

		1,289,657

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2011

LODGING—0.50%
Ameristar Casinos Inc.	16,991	377,200
Choice Hotels International Inc.	17,130	522,294

		899,494
MACHINERY—1.31%
Applied Industrial Technologies Inc.	20,447	652,668
Briggs & Stratton Corp.	26,380	452,153
NACCO Industries Inc. Class A	2,975	270,368
Robbins & Myers Inc.	20,144	971,747

		2,346,936
MANUFACTURING—5.99%
Actuant Corp. Class A	35,770	883,877
Acuity Brands Inc.	22,720	1,106,237
Barnes Group Inc.(b)	23,157	563,873
Brink’s Co. (The)	24,745	738,391
Carlisle Companies Inc.	32,185	1,391,357
Ceradyne Inc.(a)	13,381	433,678
CLARCOR Inc.	26,575	1,170,894
Colfax Corp.(a)	13,200	357,324
ESCO Technologies Inc.	13,941	483,474
Harsco Corp.	42,334	1,160,375
Lancaster Colony Corp.	10,623	638,761
Matthews International Corp. Class A	15,703	568,292
Trinity Industries Inc.	42,077	1,253,474

		10,750,007
MINING—1.49%
AMCOL International Corp.	14,098	432,245
Hecla Mining Co.(a)	147,242	1,144,070
Kaiser Aluminum Corp.	7,768	433,610
Noranda Aluminium Holding Corp.(a)	11,745	163,021
RTI International Metals Inc.(a)	15,822	507,411

		2,680,357
OFFICE FURNISHINGS—0.52%
Interface Inc. Class A	29,729	476,259
Steelcase Inc. Class A	45,739	454,188

		930,447
OIL & GAS—4.78%
ATP Oil & Gas Corp.(a)(b)	23,129	335,139
Atwood Oceanics Inc.(a)	29,350	1,370,645
Berry Petroleum Co. Class A	25,078	1,438,223
Bill Barrett Corp.(a)	21,736	1,081,584
Clayton Williams Energy Inc.(a)(b)	4,771	316,413
Contango Oil & Gas Co.(a)	6,966	439,415
CVR Energy Inc.(a)	46,291	1,242,913
Swift Energy Co.(a)	21,958	836,600
Unit Corp.(a)	25,314	1,519,093

		8,580,025
OIL & GAS SERVICES—2.64%
Basic Energy Services Inc.(a)(b)	13,060	423,013

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2011

ION Geophysical Corp.(a)	61,376	622,353
Key Energy Services Inc.(a)	74,592	1,453,798
Superior Energy Services Inc.(a)	41,443	1,719,469
Tetra Technologies Inc.(a)(b)	40,448	520,566

		4,739,199
PHARMACEUTICALS—2.17%
Alkermes Inc.(a)(b)	49,861	859,603
Jazz Pharmaceuticals Inc.(a)	11,711	473,944
Medicis Pharmaceutical Corp. Class A	32,543	1,209,949
Par Pharmaceutical Companies Inc.(a)	19,079	617,969
ViroPharma Inc.(a)	40,821	738,044

		3,899,509
REAL ESTATE—0.69%
Forest City Enterprises Inc. Class A(a)	68,577	1,235,072

		1,235,072
REAL ESTATE INVESTMENT TRUSTS—9.12%
Acadia Realty Trust	21,205	445,093
American Campus Communities Inc.(b)	35,209	1,310,479
Corporate Office Properties Trust	35,302	1,096,833
Cousins Properties Inc.	44,362	377,521
DiamondRock Hospitality Co.	88,747	906,994
EastGroup Properties Inc.	14,208	632,540
Franklin Street Properties Corp.	38,875	490,214
Highwoods Properties Inc.	38,751	1,334,197
Home Properties Inc.	20,221	1,324,880
LaSalle Hotel Properties	40,707	1,018,082
Mid-America Apartment Communities Inc.(b)	19,159	1,356,266
National Health Investors Inc.(b)	12,358	562,165
Omega Healthcare Investors Inc.	53,589	1,052,488
Pebblebrook Hotel Trust	26,047	514,949
Post Properties Inc.(b)	26,112	1,107,149
PS Business Parks Inc.	10,031	569,861
Tanger Factory Outlet Centers Inc.	42,484	1,166,186
Washington Real Estate Investment Trust	34,758	1,112,951

		16,378,848
RETAIL—10.34%
Aeropostale Inc.(a)	42,569	717,288
ANN Inc.(a)	27,339	709,174
Ascena Retail Group Inc.(a)	33,650	1,087,568
BJ’s Wholesale Club Inc.(a)	28,306	1,425,207
Brinker International Inc.	47,079	1,130,838
Buckle Inc. (The)	14,166	627,696
Cabela’s Inc.(a)	22,617	618,801
Casey’s General Stores Inc.	19,960	898,200
Cash America International Inc.	15,577	871,689
Cheesecake Factory Inc. (The)(a)	28,876	832,495
Chico’s FAS Inc.	94,249	1,422,217
Children’s Place Retail Stores Inc. (The)(a)	13,702	662,081
Cracker Barrel Old Country Store Inc.	12,309	555,259
DineEquity Inc.(a)	8,623	449,258
Domino’s Pizza Inc.(a)(b)	20,897	561,502
Finish Line Inc. (The) Class A	27,090	577,017
Genesco Inc.(a)	12,529	649,002
Nu Skin Enterprises Inc. Class A	29,334	1,101,198
Penske Automotive Group Inc.	23,669	523,795

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2011

Pier 1 Imports Inc.(a)	61,784	679,006
Saks Inc.(a)	63,115	677,855
Sally Beauty Holdings Inc.(a)	50,771	873,261
Wendy’s Co. (The)	173,249	913,022

		18,563,429
SAVINGS & LOANS—0.16%
Northwest Bancshares Inc.	23,519	289,048

		289,048
SEMICONDUCTORS—5.98%
Emulex Corp.(a)	46,301	391,243
Fairchild Semiconductor International Inc.(a)	67,293	1,010,068
Integrated Device Technology Inc.(a)	80,962	553,780
International Rectifier Corp.(a)	36,592	940,049
Intersil Corp. Class A	66,247	798,276
MEMC Electronic Materials Inc.(a)	121,431	901,018
MKS Instruments Inc.	27,371	682,906
OmniVision Technologies Inc.(a)	28,454	831,995
PMC-Sierra Inc.(a)	123,049	860,113
QLogic Corp.(a)	55,579	843,133
Semtech Corp.(a)	34,112	794,810
Teradyne Inc.(a)	95,040	1,282,090
Veeco Instruments Inc.(a)(b)	21,382	850,790

		10,740,271
SOFTWARE—2.35%
Acxiom Corp.(a)	42,171	579,430
Emdeon Inc. Class A(a)	23,989	371,829
JDA Software Group Inc.(a)(b)	22,313	623,871
ManTech International Corp. Class A	12,309	502,207
Progress Software Corp.(a)(b)	35,386	852,803
SYNNEX Corp.(a)(b)	12,856	364,082
Take-Two Interactive Software Inc.(a)	44,589	601,506
Verint Systems Inc.(a)	9,526	324,074

		4,219,802
TELECOMMUNICATIONS—1.18%
Anixter International Inc.	15,467	965,450
Plantronics Inc.	25,139	861,011
Vonage Holdings Corp.(a)	71,348	286,105

		2,112,566
TRANSPORTATION—2.19%
Alexander & Baldwin Inc.	21,784	1,050,207
Atlas Air Worldwide Holdings Inc.(a)(b)	13,839	725,025
Con-way Inc.	29,046	1,063,665
Heartland Express Inc.	29,234	447,865
Werner Enterprises Inc.	27,239	641,478

		3,928,240
TRUCKING & LEASING—0.88%
GATX Corp.	24,259	956,532
TAL International Group Inc.	12,074	373,570

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2011

Textainer Group Holdings Ltd.	9,563	248,160

		1,578,262

TOTAL COMMON STOCKS
(Cost: $166,526,675)		179,438,668

SHORT-TERM INVESTMENTS—11.65%

MONEY MARKET FUNDS—11.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	19,175,790	19,175,790
BlackRock Cash Funds: Prime SL Agency Shares
0.15%(c)(d)(e)	1,641,977	1,641,977
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	95,921	95,921

		20,913,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,913,688)		20,913,688

TOTAL INVESTMENTS IN SECURITIES—111.59%
(Cost: $187,440,363)		200,352,356
Other Assets, Less Liabilities—(11.59)%		(20,801,532)

NET ASSETS—100.00%		$179,550,824

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.97%

AEROSPACE & DEFENSE—0.82%
HEICO Corp.(a)	5,900	$308,334
HEICO Corp. Class A	10,621	392,977
Orbital Sciences Corp.(b)	26,993	467,519

		1,168,830
APPAREL—1.36%
Crocs Inc.(b)	39,683	1,243,268
Steven Madden Ltd.(a)(b)	17,880	681,228

		1,924,496
BANKS—0.83%
Pacific Capital Bancorp(a)(b)	2,483	74,440
Signature Bank(b)	18,773	1,110,611

		1,185,051
BEVERAGES—0.27%
Boston Beer Co. Inc. (The) Class A(a)(b)	4,306	388,186

		388,186
BIOTECHNOLOGY—1.74%
Acorda Therapeutics Inc.(b)	18,293	519,521
ARIAD Pharmaceuticals Inc.(b)	61,098	726,455
Integra LifeSciences Holdings Corp.(b)	8,528	384,357
Myriad Genetics Inc.(b)	39,671	843,802

		2,474,135
BUILDING MATERIALS—0.38%
Simpson Manufacturing Co. Inc.	19,280	545,624

		545,624
CHEMICALS—0.87%
Balchem Corp.	13,370	585,205
Intrepid Potash Inc.(b)	19,731	656,056

		1,241,261
COAL—0.56%
Patriot Coal Corp.(b)	42,225	798,475

		798,475
COMMERCIAL SERVICES—7.57%
Accretive Health Inc.(a)(b)	15,388	462,256
Arbitron Inc.	12,390	484,697
Capella Education Co.(b)	6,883	294,248
Coinstar Inc.(a)(b)	13,599	664,447
Corporate Executive Board Co. (The)	15,788	641,782
CoStar Group Inc.(b)	9,597	563,920
Forrester Research Inc.	6,547	206,885
FTI Consulting Inc.(a)(b)	19,472	706,639

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2011

Green Dot Corp. Class A(a)(b)	5,082	164,809
Healthcare Services Group Inc.	27,376	429,529
HMS Holdings Corp.(b)	12,561	949,612
K12 Inc.(a)(b)	14,449	463,524
MAXIMUS Inc.	15,907	614,487
Monro Muffler Brake Inc.	13,892	496,778
Monster Worldwide Inc.(b)	60,090	705,457
PAREXEL International Corp.(a)(b)	26,833	550,881
SuccessFactors Inc.(b)	36,553	986,931
VistaPrint NV(b)	18,479	493,389
Wright Express Corp.(a)(b)	17,703	870,988

		10,751,259
COMPUTERS—3.57%
3D Systems Corp.(b)	19,541	418,373
Cadence Design Systems Inc.(b)	124,980	1,291,043
iGATE Corp.	11,495	172,310
Jack Henry & Associates Inc.	39,841	1,153,397
Mentor Graphics Corp.(b)	50,659	579,032
NetScout Systems Inc.(b)	15,135	230,809
STEC Inc.(a)(b)	19,163	194,888
Stratasys Inc.(a)(b)	9,817	250,334
Synaptics Inc.(a)(b)	15,741	386,756
Syntel Inc.	7,099	390,232

		5,067,174
DISTRIBUTION & WHOLESALE—0.36%
MWI Veterinary Supply Inc.(b)	5,781	514,856

		514,856
DIVERSIFIED FINANCIAL SERVICES—1.49%
Credit Acceptance Corp.(b)	2,394	189,868
Financial Engines Inc.(b)	12,883	306,100
Greenhill & Co. Inc.	13,643	600,838
KBW Inc.	14,886	254,550
Netspend Holdings Inc.(a)(b)	15,700	123,873
Portfolio Recovery Associates Inc.(a)(b)	7,860	636,110

		2,111,339
ELECTRIC—0.12%
Ormat Technologies Inc.	8,402	175,266

		175,266
ELECTRICAL COMPONENTS & EQUIPMENT—1.20%
GrafTech International Ltd.(b)	60,531	1,165,827
Universal Display Corp.(b)	18,145	542,717

		1,708,544
ELECTRONICS—3.11%
Coherent Inc.(b)	11,777	565,649
FEI Co.(a)(b)	17,671	583,850
II-VI Inc.(a)(b)	24,033	601,546
Itron Inc.(b)	18,785	808,506
Plexus Corp.(a)(b)	17,441	514,684
Rofin-Sinar Technologies Inc.(b)	13,068	410,074
Woodward Inc.	26,901	928,085

		4,412,394

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2011

ENERGY - ALTERNATE SOURCES—0.56%
GT Solar International Inc.(a)(b)	57,822	788,692

		788,692
ENGINEERING & CONSTRUCTION—0.26%
Insituform Technologies Inc. Class A(a)(b)	18,212	365,151

		365,151
ENTERTAINMENT—2.66%
Bally Technologies Inc.(b)	24,847	979,717
Madison Square Garden Inc. Class A(b)	28,589	757,609
National CineMedia Inc.	25,607	377,191
Six Flags Entertainment Corp.	25,349	892,538
Vail Resorts Inc.	16,769	767,182

		3,774,237
ENVIRONMENTAL CONTROL—1.51%
Calgon Carbon Corp.(b)	25,876	385,294
Clean Harbors Inc.(b)	21,207	1,118,669
Tetra Tech Inc.(b)	28,854	634,788

		2,138,751
FOOD—1.37%
Diamond Foods Inc.	10,097	722,844
Tootsie Roll Industries Inc.(a)	13,254	371,775
United Natural Foods Inc.(a)(b)	20,220	844,185

		1,938,804
HAND & MACHINE TOOLS—0.28%
Franklin Electric Co. Inc.	9,002	392,937

		392,937
HEALTH CARE - PRODUCTS—7.40%
Align Technology Inc.(b)	27,343	601,273
Arthrocare Corp.(b)	12,392	409,556
Cepheid Inc.(b)	28,567	1,078,690
Cyberonics Inc.(b)	12,887	349,753
Haemonetics Corp.(a)(b)	11,766	770,673
Immucor Inc.(b)	28,165	746,372
Masimo Corp.	24,803	689,027
Meridian Bioscience Inc.	18,899	408,218
NuVasive Inc.(b)	18,383	526,121
PSS World Medical Inc.(b)	25,588	612,321
TECHNE Corp.	17,126	1,297,980
Thoratec Corp.(b)	26,524	893,594
Volcano Corp.(a)(b)	24,053	755,505
West Pharmaceutical Services Inc.	15,384	674,896
Zoll Medical Corp.(a)(b)	9,882	688,380

		10,502,359

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2011

HEALTH CARE - SERVICES—0.74%
HealthSouth Corp.(b)	43,155	1,052,982

		1,052,982
HOME FURNISHINGS—0.37%
TiVo Inc.(b)	55,260	519,444

		519,444
INSURANCE—0.88%
Aspen Insurance Holdings Ltd.	30,321	785,314
Enstar Group Ltd.(b)	4,405	465,344

		1,250,658
INTERNET—5.25%
AboveNet Inc.	10,400	633,256
Ancestry.com Inc.(b)	14,125	502,991
Ariba Inc.(b)	43,139	1,426,607
Blue Coat Systems Inc.(b)	19,703	397,016
DealerTrack Holdings Inc.(b)	18,631	432,053
Dice Holdings Inc.(b)	23,628	325,830
Digital River Inc.(a)(b)	18,362	468,231
IntraLinks Holdings Inc.(b)	23,106	353,060
OpenTable Inc.(a)(b)	8,290	587,429
RightNow Technologies Inc.(a)(b)	11,976	406,465
Sapient Corp.(b)	50,451	702,278
Travelzoo Inc.(a)(b)	2,963	156,446
ValueClick Inc.(b)	37,660	680,140
Websense Inc.(b)	16,853	382,226

		7,454,028
IRON & STEEL—0.82%
Carpenter Technology Corp.	20,387	1,171,029

		1,171,029
LEISURE TIME—1.06%
Life Time Fitness Inc.(b)	18,413	768,927
WMS Industries Inc.(b)	26,507	730,798

		1,499,725
LODGING—0.70%
Gaylord Entertainment Co.(b)	19,481	571,573
Orient-Express Hotels Ltd. Class A(b)	42,868	423,964

		995,537
MACHINERY—2.41%
Cognex Corp.	17,551	595,856
Manitowoc Co. Inc. (The)	60,749	849,879
Middleby Corp. (The)(b)	8,533	720,868
Sauer-Danfoss Inc.(b)	5,057	240,207
Zebra Technologies Corp. Class A(b)	25,272	1,010,880

		3,417,690

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2011

MACHINERY - DIVERSIFIED—0.51%
Chart Industries Inc.(a)(b)	13,596	721,404

		721,404
MANUFACTURING—1.94%
Hexcel Corp.(b)	44,472	1,064,660
Polypore International Inc.(b)	18,393	1,250,724
Raven Industries Inc.	8,355	441,394

		2,756,778
MEDIA—0.23%
DG FastChannel Inc.(b)	11,430	323,012

		323,012
METAL FABRICATE & HARDWARE—1.10%
Kaydon Corp.	15,196	541,737
Valmont Industries Inc.	10,439	1,016,237

		1,557,974
MINING—1.17%
Coeur d’Alene Mines Corp.(b)	40,717	1,111,167
Globe Specialty Metals Inc.	24,108	556,413

		1,667,580
OFFICE FURNISHINGS—0.43%
Herman Miller Inc.	26,440	608,384

		608,384
OIL & GAS—4.18%
Apco Oil and Gas International Inc.	4,244	374,066
Carrizo Oil & Gas Inc.(b)	15,911	610,982
Comstock Resources Inc.(b)	21,311	679,821
Gulfport Energy Corp.(a)(b)	18,023	657,119
Northern Oil and Gas Inc.(a)(b)	29,237	647,307
Oasis Petroleum Inc.(b)	19,557	577,714
Quicksilver Resources Inc.(b)	56,001	792,414
Resolute Energy Corp.(b)	21,246	346,097
Rosetta Resources Inc.(a)(b)	24,205	1,253,093

		5,938,613
OIL & GAS SERVICES—1.52%
Lufkin Industries Inc.	14,079	1,147,157
SEACOR Holdings Inc.	10,017	1,005,306

		2,152,463
PHARMACEUTICALS—6.15%
BioMarin Pharmaceutical Inc.(b)	51,263	1,600,943
Catalyst Health Solutions Inc.(b)	19,989	1,309,879
Cubist Pharmaceuticals Inc.(b)	26,963	915,933
Impax Laboratories Inc.(b)	29,764	630,402
Isis Pharmaceuticals Inc.(a)(b)	43,128	372,626
Neogen Corp.(a)(b)	10,497	434,156
Onyx Pharmaceuticals Inc.(b)	28,746	948,043

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2011

Questcor Pharmaceuticals Inc.(b)	25,571	793,980
Salix Pharmaceuticals Ltd.(b)	24,316	942,974
VCA Antech Inc.(b)	39,788	777,458

		8,726,394
REAL ESTATE—0.53%
St. Joe Co. (The)(a)(b)	42,461	751,984

		751,984
REAL ESTATE INVESTMENT TRUSTS—2.64%
Alexander’s Inc.	1,593	638,793
DuPont Fabros Technology Inc.(a)	28,582	728,555
Equity Lifestyle Properties Inc.(a)	17,644	1,149,683
Extra Space Storage Inc.	40,926	870,087
Hersha Hospitality Trust	69,749	365,485

		3,752,603
RETAIL—5.32%
99 Cents Only Stores(b)	24,786	489,523
BJ’s Restaurants Inc.(b)	10,858	503,485
Buffalo Wild Wings Inc.(b)	8,336	529,586
DSW Inc. Class A(b)	11,521	610,383
Express Inc.	26,312	590,441
EZCORP Inc.(b)	20,266	674,452
First Cash Financial Services Inc.(a)(b)	13,309	575,880
Hibbett Sports Inc.(b)	12,647	496,268
J. Crew Group Inc. Escrow(b)(c)	25,342	3
Jos. A. Bank Clothiers Inc.(a)(b)	12,634	648,251
P.F. Chang’s China Bistro Inc.	10,615	349,552
PriceSmart Inc.	8,346	488,408
Texas Roadhouse Inc.	27,039	446,684
Vera Bradley Inc.(b)	10,858	393,820
Vitamin Shoppe Inc.(b)	11,426	497,717
Zumiez Inc.(b)	9,933	263,920

		7,558,373
SAVINGS & LOANS—0.21%
Investors Bancorp Inc.(b)	21,542	298,141

		298,141
SEMICONDUCTORS—5.22%
Cabot Microelectronics Corp.(a)(b)	10,836	419,245
Cavium Inc.(b)	22,415	773,093
Cirrus Logic Inc.(b)	31,234	474,132
Diodes Inc.(b)	16,198	381,463
Hittite Microwave Corp.(a)(b)	12,688	710,401
Microsemi Corp.(a)(b)	39,988	793,762
NetLogic Microsystems Inc.(b)	31,588	1,091,365
Power Integrations Inc.	13,314	472,514
Rambus Inc.(b)	45,374	629,791
Silicon Laboratories Inc.(a)(b)	20,606	729,659
Tessera Technologies Inc.(b)	23,310	366,200
TriQuint Semiconductor Inc.(b)	75,504	567,790

		7,409,415

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2011

SOFTWARE—8.36%
ACI Worldwide Inc.(b)	15,391	556,539
Advent Software Inc.(b)	15,022	348,961
Aspen Technology Inc.(b)	43,018	666,779
athenahealth Inc.(a)(b)	15,856	932,174
Blackbaud Inc.	20,308	515,823
Blackboard Inc.(b)	15,414	671,434
CommVault Systems Inc.(b)	18,736	725,458
Compuware Corp.(b)	101,199	977,582
MedAssets Inc.(b)	23,723	300,570
MicroStrategy Inc. Class A(a)(b)	3,807	606,722
NetSuite Inc.(b)	13,481	528,590
Pegasystems Inc.(a)	7,329	295,799
QLIK Technologies Inc.(b)	26,498	803,154
Quality Systems Inc.	8,508	777,291
Quest Software Inc.(b)	29,082	551,976
RealPage Inc.(b)	14,538	349,639
SolarWinds Inc.(b)	17,471	375,801
SS&C Technologies Holdings Inc.(b)	10,114	187,311
Synchronoss Technologies Inc.(b)	13,722	401,369
Taleo Corp. Class A(b)	18,371	608,080
Ultimate Software Group Inc. (The)(b)	12,505	680,022

		11,861,074
TELECOMMUNICATIONS—6.24%
ADTRAN Inc.	29,913	989,821
Ciena Corp.(b)	42,859	662,600
DigitalGlobe Inc.(b)	12,883	336,504
Finisar Corp.(b)	41,491	707,007
Harmonic Inc.(b)	53,369	289,794
InterDigital Inc.	20,206	1,379,060
Ixia(a)(b)	22,847	228,470
LogMeIn Inc.(b)	7,044	250,414
Loral Space & Communications Inc.(a)(b)	5,678	370,660
MasTec Inc.(a)(b)	27,347	571,005
NETGEAR Inc.(b)	16,952	557,890
NeuStar Inc. Class A(b)	19,729	513,743
RF Micro Devices Inc.(b)	125,471	846,929
Sonus Networks Inc.(b)	97,102	287,422
ViaSat Inc.(a)(b)	19,250	864,903

		8,856,222
TRANSPORTATION—3.53%
Forward Air Corp.	13,565	422,685
Genesee & Wyoming Inc. Class A(b)	17,999	990,665
Hub Group Inc. Class A(a)(b)	17,214	610,753
Knight Transportation Inc.	27,030	425,452
Landstar System Inc.	22,142	993,069
Old Dominion Freight Line Inc.(a)(b)	21,639	801,725
UTi Worldwide Inc.	47,045	760,718

		5,005,067
TRUCKING & LEASING—0.17%
AMERCO(b)	2,726	245,722

		245,722

TOTAL COMMON STOCKS
(Cost: $131,905,586)		141,920,117

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2011

SHORT-TERM INVESTMENTS—14.60%

MONEY MARKET FUNDS—14.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(d)(e)(f)	19,007,912	19,007,912
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(d)(e)(f)	1,627,602	1,627,602
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	83,159	83,159

		20,718,673

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,718,673)		20,718,673

TOTAL INVESTMENTS IN SECURITIES—114.57%
(Cost: $152,624,259)		162,638,790
Other Assets, Less Liabilities—(14.57)%		(20,677,565)

NET ASSETS—100.00%		$141,961,225

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.90%

AEROSPACE & DEFENSE—1.83%
Alliant Techsystems Inc.	19,072	$1,244,067
Curtiss-Wright Corp.	28,162	900,057
Triumph Group Inc.	23,399	1,259,802

		3,403,926
AGRICULTURE—0.50%
Universal Corp.	14,330	526,197
Vector Group Ltd.(a)	22,847	400,051

		926,248
AIRLINES—2.15%
Alaska Air Group Inc.(b)	22,550	1,378,256
AMR Corp.(a)(b)	203,394	862,390
JetBlue Airways Corp.(a)(b)	152,052	728,329
SkyWest Inc.	32,314	415,558
US Airways Group Inc.(b)	98,487	614,559

		3,999,092
APPAREL—0.37%
Jones Group Inc. (The)	53,290	689,573

		689,573
AUTO PARTS & EQUIPMENT—0.92%
Cooper Tire & Rubber Co.	37,372	630,092
Federal-Mogul Corp. Class A(b)	15,249	292,323
Meritor Inc.(b)	57,827	780,665

		1,703,080
BANKS—12.93%
Associated Banc-Corp	105,927	1,445,903
BancorpSouth Inc.(a)	47,659	645,303
Bank of Hawaii Corp.	29,242	1,310,334
CapitalSource Inc.	182,178	1,176,870
Cathay General Bancorp	48,002	665,308
Community Bank System Inc.	22,717	571,560
CVB Financial Corp.	57,744	559,539
F.N.B. Corp.	69,661	696,610
First Financial Bancorp	35,383	566,482
First Horizon National Corp.	159,857	1,437,114
FirstMerit Corp.	66,149	966,437
Fulton Financial Corp.	120,921	1,227,348
Hancock Holding Co.	26,493	872,944
IBERIABANK Corp.	16,356	833,665
International Bancshares Corp.	35,641	599,482
National Penn Bancshares Inc.	77,898	626,300
Old National Bancorp	58,329	594,956
Park National Corp.	8,128	501,010
Susquehanna Bancshares Inc.	79,203	596,398
Synovus Financial Corp.	444,789	813,964
TCF Financial Corp.	90,780	1,154,722
Trustmark Corp.	34,854	759,469

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2011

UMB Financial Corp.	21,294	883,701
Umpqua Holdings Corp.	70,082	796,131
United Bankshares Inc.	26,404	629,999
Valley National Bancorp	104,282	1,371,308
Webster Financial Corp.	44,992	918,737
Westamerica Bancorp	17,748	832,914

		24,054,508
BIOTECHNOLOGY—0.50%
InterMune Inc.(b)	27,801	927,997

		927,997
BUILDING MATERIALS—0.30%
Texas Industries Inc.	14,454	558,069

		558,069
CHEMICALS—3.56%
Arch Chemicals Inc.	15,450	728,004
Cytec Industries Inc.	29,671	1,661,576
Ferro Corp.(a)(b)	52,657	685,594
Georgia Gulf Corp.(b)	20,772	416,271
H.B. Fuller Co.	30,203	690,441
Innophos Holdings Inc.	12,992	626,214
OM Group Inc.(a)(b)	18,791	681,738
Sensient Technologies Corp.	30,669	1,138,433

		6,628,271
COMMERCIAL SERVICES—4.75%
Career Education Corp.(b)	40,390	916,449
Convergys Corp.(b)	66,006	821,115
CoreLogic Inc.(b)	68,112	1,074,807
Deluxe Corp.	31,363	738,285
Education Management Corp.(a)(b)	24,314	542,445
HealthSpring Inc.(b)	40,816	1,675,089
Lender Processing Services Inc.	52,838	994,940
PHH Corp.(b)	34,386	645,081
Rent-A-Center Inc.	38,965	1,054,003
Team Health Holdings Inc.(b)	17,330	381,433

		8,843,647
COMPUTERS—2.42%
Diebold Inc.	40,646	1,229,135
DST Systems Inc.	22,618	1,157,815
Lexmark International Inc. Class A(b)	47,959	1,609,984
Unisys Corp.(a)(b)	23,906	496,528

		4,493,462
DISTRIBUTION & WHOLESALE—1.04%
ScanSource Inc.(a)(b)	16,295	602,100
Tech Data Corp.(a)(b)	28,565	1,333,129

		1,935,229
DIVERSIFIED FINANCIAL SERVICES—0.98%
Artio Global Investors Inc. Class A	25,695	282,645
Janus Capital Group Inc.	113,896	961,282
Ocwen Financial Corp.(b)	45,222	582,912

		1,826,839

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2011

ELECTRIC—7.91%
ALLETE Inc.	17,951	722,528
Avista Corp.	34,594	872,115
Black Hills Corp.	23,708	708,395
Cleco Corp.	37,027	1,285,577
El Paso Electric Co.	26,198	876,323
Empire District Electric Co. (The)	25,315	516,679
GenOn Energy Inc.(b)	467,573	1,818,859
Hawaiian Electric Industries Inc.	58,152	1,360,757
IDACORP Inc.	30,128	1,181,319
MGE Energy Inc.	14,107	579,516
NorthWestern Corp.	21,947	702,743
Otter Tail Corp.	19,493	405,064
PNM Resources Inc.	47,968	720,479
Portland General Electric Co.	46,088	1,142,061
UIL Holdings Corp.	30,978	989,127
UniSource Energy Corp.	22,552	830,365

		14,711,907
ELECTRICAL COMPONENTS & EQUIPMENT—0.57%
Belden Inc.	28,555	1,052,252

		1,052,252
ELECTRONICS—1.07%
Benchmark Electronics Inc.(a)(b)	37,226	545,361
Brady Corp. Class A	29,959	886,786
Sanmina-SCI Corp.(b)	48,969	558,247

		1,990,394
ENGINEERING & CONSTRUCTION—0.43%
Granite Construction Inc.	20,939	489,554
Tutor Perini Corp.	19,818	312,728

		802,282
ENTERTAINMENT—1.10%
Cinemark Holdings Inc.	53,777	1,048,114
Regal Entertainment Group Class A(a)	47,866	612,206
Scientific Games Corp. Class A(b)	41,822	382,253

		2,042,573
FOOD—2.12%
Dean Foods Co.(b)	110,543	1,218,184
Dole Food Co. Inc.(a)(b)	21,811	309,498
Fresh Del Monte Produce Inc.(a)	23,768	582,554
Pilgrim’s Pride Corp.(a)(b)	29,079	139,579
Sanderson Farms Inc.(a)	12,479	576,779
SUPERVALU Inc.	129,696	1,115,386

		3,941,980
FOREST PRODUCTS & PAPER—3.56%
Buckeye Technologies Inc.	24,588	661,171
Louisiana-Pacific Corp.(a)(b)	80,670	625,193
Potlatch Corp.(a)	24,437	811,797

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2011

Rock-Tenn Co. Class A	41,531	2,552,495
Temple-Inland Inc.	65,927	1,979,129

		6,629,785
GAS—5.14%
Laclede Group Inc. (The)	12,775	475,869
New Jersey Resources Corp.	25,513	1,112,622
Nicor Inc.	27,345	1,495,772
Northwest Natural Gas Co.	16,245	724,689
Piedmont Natural Gas Co.	43,973	1,282,692
South Jersey Industries Inc.	18,307	924,504
Southwest Gas Corp.	28,147	1,049,602
Vectren Corp.	49,618	1,310,411
WGL Holdings Inc.	30,746	1,193,252

		9,569,413
HEALTH CARE - SERVICES—1.72%
Kindred Healthcare Inc.(b)	31,802	599,150
LifePoint Hospitals Inc.(b)	32,316	1,198,923
Select Medical Holdings Corp.(b)	34,362	269,742
WellCare Health Plans Inc.(b)	25,873	1,134,531

		3,202,346
HOME BUILDERS—0.46%
KB Home	40,763	346,078
M.D.C. Holdings Inc.	22,402	506,509

		852,587
HOUSEHOLD PRODUCTS & WARES—0.57%
American Greetings Corp. Class A	22,672	502,638
Helen of Troy Ltd.(a)(b)	17,523	565,117

		1,067,755
INSURANCE—6.79%
AmTrust Financial Services Inc.	14,604	339,105
Argo Group International Holdings Ltd.(a)	18,966	557,600
CNO Financial Group Inc.(b)	138,674	1,019,254
Delphi Financial Group Inc. Class A	29,579	796,267
FBL Financial Group Inc. Class A	8,236	259,269
First American Financial Corp.	60,482	967,107
Harleysville Group Inc.	7,385	223,175
MBIA Inc.(a)(b)	95,811	881,461
Mercury General Corp.	16,095	597,768
Montpelier Re Holdings Ltd.	38,372	662,301
OneBeacon Insurance Group Ltd.(a)	13,954	177,774
Platinum Underwriters Holdings Ltd.	22,923	787,405
Primerica Inc.	24,783	535,809
Protective Life Corp.	52,509	1,116,341
RLI Corp.	10,720	676,968
Selective Insurance Group Inc.	33,006	540,968
StanCorp Financial Group Inc.	27,754	923,098
Symetra Financial Corp.	47,641	598,371
Unitrin Inc.	27,041	761,745
Universal American Corp.	22,095	210,124

		12,631,910

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2011

INTERNET—0.28%
EarthLink Inc.	65,916	529,965

		529,965
IRON & STEEL—0.44%
AK Steel Holding Corp.	67,117	815,471

		815,471
MANUFACTURING—2.10%
A.O. Smith Corp.	23,562	977,116
Crane Co.	31,072	1,439,255
Teleflex Inc.	24,688	1,486,958

		3,903,329
MEDIA—0.81%
Meredith Corp.(a)	22,301	665,685
New York Times Co. (The) Class A(a)(b)	78,774	675,881
World Wrestling Entertainment Inc. Class A(a)	16,784	169,015

		1,510,581
METAL FABRICATE & HARDWARE—1.43%
Commercial Metals Co.	70,249	1,019,313
Mueller Industries Inc.	23,197	870,583
Worthington Industries Inc.	36,712	769,851

		2,659,747
MINING—0.76%
Century Aluminum Co.(b)	34,444	448,461
Stillwater Mining Co.(b)	63,050	964,665

		1,413,126
OFFICE FURNISHINGS—0.26%
HNI Corp.	22,726	475,201

		475,201
OIL & GAS—1.33%
Stone Energy Corp.(a)(b)	29,972	972,891
Venoco Inc.(a)(b)	17,365	220,709
W&T Offshore Inc.	22,176	600,970
Western Refining Inc.(a)(b)	33,539	685,202

		2,479,772
OIL & GAS SERVICES—3.05%
Complete Production Services Inc.(b)	44,759	1,740,230
Exterran Holdings Inc.(b)	38,667	714,566
Global Industries Ltd.(b)	63,684	326,699
Helix Energy Solutions Group Inc.(a)(b)	64,172	1,256,488
World Fuel Services Corp.	43,352	1,631,335

		5,669,318

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2011

PACKAGING & CONTAINERS—0.15%
Graham Packaging Co. Inc.(b)	11,194	283,768

		283,768
REAL ESTATE—0.87%
Government Properties Income Trust	20,568	508,647
Starwood Property Trust Inc.	57,431	1,114,161

		1,622,808
REAL ESTATE INVESTMENT TRUSTS—13.35%
Anworth Mortgage Asset Corp.	77,312	535,772
BioMed Realty Trust Inc.	80,114	1,571,837
Brandywine Realty Trust	82,613	990,530
Capstead Mortgage Corp.	47,612	601,816
CBL & Associates Properties Inc.	86,159	1,530,184
Colonial Properties Trust	51,239	1,104,200
CommonWealth REIT	50,065	1,182,535
Cypress Sharpridge Investments Inc.	50,500	621,655
DCT Industrial Trust Inc.	150,180	813,975
Entertainment Properties Trust	28,436	1,321,990
Equity One Inc.(a)	35,577	690,194
Getty Realty Corp.	17,107	396,882
Glimcher Realty Trust	61,084	601,677
Hatteras Financial Corp.	44,246	1,186,678
Healthcare Realty Trust Inc.	44,491	872,023
Inland Real Estate Corp.	47,102	415,440
Invesco Mortgage Capital Inc.	54,541	1,067,913
Kilroy Realty Corp.	35,256	1,360,176
Lexington Realty Trust	83,604	702,274
Medical Properties Trust Inc.	68,022	799,939
MFA Financial Inc.	211,390	1,583,311
National Retail Properties Inc.(a)	52,105	1,307,314
Pennsylvania Real Estate Investment Trust	33,870	494,502
Redwood Trust Inc.	42,605	610,530
Sovran Self Storage Inc.	16,802	681,321
Strategic Hotels & Resorts Inc.(b)	85,375	580,550
Sunstone Hotel Investors Inc.(a)(b)	71,937	640,959
U-Store-It Trust	53,554	570,350

		24,836,527
RETAIL—4.44%
Bob Evans Farms Inc.	18,574	641,546
Collective Brands Inc.(b)	38,153	449,442
Dillard’s Inc. Class A	26,347	1,482,282
Group 1 Automotive Inc.	14,666	698,542
HSN Inc.(b)	24,781	810,091
Jack in the Box Inc.(a)(b)	31,049	705,433
Men’s Wearhouse Inc. (The)	31,605	1,036,328
Office Depot Inc.(a)(b)	169,718	641,534
OfficeMax Inc.(a)(b)	52,581	372,273
RadioShack Corp.	64,867	902,949
Regis Corp.	34,889	518,102

		8,258,522
SAVINGS & LOANS—1.85%
Astoria Financial Corp.	54,302	632,618
Capitol Federal Financial Inc.	102,636	1,174,156
Provident Financial Services Inc.	34,592	479,445

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2011

Washington Federal Inc.	68,684	1,161,447

		3,447,666
SEMICONDUCTORS—0.56%
Amkor Technology Inc.(a)(b)	61,747	329,112
Entegris Inc.(b)	82,125	703,811

		1,032,923
SOFTWARE—0.39%
Fair Isaac Corp.	24,392	725,662

		725,662
TELECOMMUNICATIONS—0.94%
Arris Group Inc.(a)(b)	75,562	906,744
Tellabs Inc.	203,183	841,178

		1,747,922
TEXTILES—0.27%
UniFirst Corp.	9,121	500,287

		500,287
TRANSPORTATION—2.74%
Bristow Group Inc.	20,845	1,010,566
GulfMark Offshore Inc. Class A(a)(b)	16,003	779,986
Overseas Shipholding Group Inc.(a)	16,407	399,346
Ryder System Inc.	31,660	1,783,091
Ship Finance International Ltd.(a)	26,249	417,359
Teekay Corp.	25,829	716,755

		5,107,103
TRUCKING & LEASING—0.19%
Aircastle Ltd.	31,031	355,305

		355,305

TOTAL COMMON STOCKS
(Cost: $177,285,828)		185,860,128
SHORT-TERM INVESTMENTS—9.97%

MONEY MARKET FUNDS—9.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	16,932,851	16,932,851
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	1,449,919	1,449,919

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	169,863	169,863

		18,552,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,552,633)		18,552,633

TOTAL INVESTMENTS IN SECURITIES—109.87%
(Cost: $195,838,461)		204,412,761
Other Assets, Less Liabilities—(9.87)%		(18,369,987)

NET ASSETS—100.00%		$186,042,774

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.90%

AEROSPACE & DEFENSE—0.04%
Spirit AeroSystems Holdings Inc. Class A(a)	2,998	$61,429

		61,429
AIRLINES—0.04%
AMR Corp.(a)(b)	2,106	8,930
Southwest Airlines Co.	5,545	55,228

		64,158
APPAREL—1.27%
Coach Inc.	8,166	527,197
Columbia Sportswear Co.	325	18,655
Deckers Outdoor Corp.(a)(b)	1,064	105,602
Liz Claiborne Inc.(a)(b)	2,897	18,541
Nike Inc. Class B	10,201	919,620
Timberland Co. Class A(a)	1,096	46,898
VF Corp.	2,396	279,852

		1,916,365
AUTO PARTS & EQUIPMENT—0.72%
BorgWarner Inc.(a)	3,092	246,185
Fuel Systems Solutions Inc.(a)(b)	431	9,154
Johnson Controls Inc.	18,763	693,293
Modine Manufacturing Co.(a)	1,076	16,043
WABCO Holdings Inc.(a)	1,838	115,886

		1,080,561
BANKS—3.91%
Bank of Hawaii Corp.	1,357	60,807
Bank of New York Mellon Corp. (The)	34,321	861,800
BB&T Corp.	19,176	492,440
Cathay General Bancorp	2,033	28,177
Comerica Inc.	5,555	177,927
Fifth Third Bancorp	25,338	320,526
First Horizon National Corp.	7,273	65,384
Heartland Financial USA Inc.	368	5,906
KeyCorp	26,253	211,074
M&T Bank Corp.	3,105	267,775
Northern Trust Corp.	6,016	270,148
Old National Bancorp	2,619	26,714
PNC Financial Services Group Inc. (The)(c)	14,534	789,051
Popular Inc.(a)	28,244	67,786
Regions Financial Corp.	34,726	211,481
State Street Corp.	13,865	574,982
Synovus Financial Corp.	21,673	39,662
U.S. Bancorp	53,164	1,385,454
Umpqua Holdings Corp.	3,230	36,693

		5,893,787
BEVERAGES—2.12%
Green Mountain Coffee Roasters Inc.(a)	3,525	366,424
Peet’s Coffee & Tea Inc.(a)(b)	380	22,192
PepsiCo Inc.	43,868	2,809,306

		3,197,922

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2011

BIOTECHNOLOGY—1.67%
Affymetrix Inc.(a)(b)	1,812	10,238
Amgen Inc.(a)	25,788	1,410,604
Biogen Idec Inc.(a)	6,342	646,059
Illumina Inc.(a)	3,524	220,074
Life Technologies Corp.(a)	5,008	225,510

		2,512,485
BUILDING MATERIALS—0.18%
Apogee Enterprises Inc.	707	8,095
Broadwind Energy Inc.(a)	3,179	4,196
Masco Corp.	9,937	104,835
Owens Corning(a)	3,274	116,489
Simpson Manufacturing Co. Inc.	1,076	30,451

		264,066
CHEMICALS—1.81%
Air Products and Chemicals Inc.	5,934	526,524
Airgas Inc.	2,209	151,758
Celanese Corp. Series A	4,306	237,390
Ecolab Inc.	6,423	321,150
H.B. Fuller Co.	1,389	31,752
Lubrizol Corp.	1,777	239,184
Minerals Technologies Inc.	492	31,872
Praxair Inc.	8,383	868,814
Sigma-Aldrich Corp.	3,367	225,926
Valspar Corp. (The)	2,594	85,265
Zoltek Companies Inc.(a)(b)	881	8,907

		2,728,542
COMMERCIAL SERVICES—0.87%
Capella Education Co.(a)(b)	446	19,066
Convergys Corp.(a)(b)	3,347	41,637
Cross Country Healthcare Inc.(a)(b)	776	5,362
Deluxe Corp.	1,412	33,238
DeVry Inc.	1,816	112,846
Kelly Services Inc. Class A(a)(b)	791	12,379
Manpower Inc.	2,261	114,226
McKesson Corp.	7,019	569,381
Monster Worldwide Inc.(a)(b)	3,465	40,679
PHH Corp.(a)	1,585	29,735
Quanta Services Inc.(a)	5,831	107,990
R.R. Donnelley & Sons Co.	5,721	107,612
Robert Half International Inc.	3,879	106,207
Team Inc.(a)	490	13,108

		1,313,466
COMPUTERS—7.55%
Dell Inc.(a)	48,026	779,942
Echelon Corp.(a)	774	6,417
EMC Corp.(a)(b)	57,203	1,491,854
FactSet Research Systems Inc.	1,216	111,981
Hewlett-Packard Co.	60,129	2,114,136
Imation Corp.(a)	942	7,837
International Business Machines Corp.	33,720	6,131,982

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2011

Lexmark International Inc. Class A(a)	2,205	74,022
NetApp Inc.(a)	9,978	474,155
Seagate Technology PLC	12,470	173,208
Silicon Graphics International Corp.(a)(b)	755	10,774

		11,376,308
COSMETICS & PERSONAL CARE—4.37%
Avon Products Inc.	11,865	311,219
Colgate-Palmolive Co.	13,669	1,153,390
Estee Lauder Companies Inc. (The) Class A	3,346	351,029
Procter & Gamble Co. (The)	77,441	4,761,847

		6,577,485
DISTRIBUTION & WHOLESALE—0.49%
Fastenal Co.(b)	7,734	260,249
Genuine Parts Co.	4,353	231,406
W.W. Grainger Inc.	1,630	241,843

		733,498
DIVERSIFIED FINANCIAL SERVICES—3.85%
American Express Co.	29,925	1,497,447
BlackRock Inc.(c)	2,547	454,538
Capital One Financial Corp.	12,501	597,548
Charles Schwab Corp. (The)	28,237	421,578
CME Group Inc.	1,759	508,685
Discover Financial Services	15,053	385,507
Eaton Vance Corp.	3,256	87,326
Franklin Resources Inc.	4,311	547,325
IntercontinentalExchange Inc.(a)	2,027	249,929
Invesco Ltd.	12,710	281,908
Legg Mason Inc.	3,993	117,474
NYSE Euronext Inc.	7,211	241,280
T. Rowe Price Group Inc.	7,150	406,120

		5,796,665
ELECTRIC—1.20%
Alliant Energy Corp.	3,062	120,673
Avista Corp.	1,638	41,294
Calpine Corp.(a)	8,589	139,571
CenterPoint Energy Inc.	11,143	218,180
CH Energy Group Inc.	412	21,041
Cleco Corp.	1,718	59,649
Consolidated Edison Inc.	8,061	424,009
IDACORP Inc.	1,376	53,953
ITC Holdings Corp.	1,407	98,856
MGE Energy Inc.	644	26,455
Northeast Utilities	4,873	165,682
NSTAR	2,860	126,784
OGE Energy Corp.	2,696	134,908
Ormat Technologies Inc.	547	11,410
Pepco Holdings Inc.	6,215	116,096
Portland General Electric Co.	2,051	50,824

		1,809,385
ELECTRICAL COMPONENTS & EQUIPMENT—0.94%
American Superconductor Corp.(a)	1,259	9,216
AMETEK Inc.	4,439	188,658
Emerson Electric Co.	20,876	1,024,803

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2011

General Cable Corp.(a)	1,464	58,223
Hubbell Inc. Class B	1,476	87,778
Molex Inc.	1,696	39,822
SunPower Corp. Class A(a)(b)	629	12,347

		1,420,847
ELECTRONICS—0.68%
Brady Corp. Class A	1,332	39,427
Itron Inc.(a)	1,129	48,592
Thermo Fisher Scientific Inc.(a)	10,824	650,414
Thomas & Betts Corp.(a)(b)	1,375	67,073
Waters Corp.(a)	2,522	221,659

		1,027,165
ENERGY - ALTERNATE SOURCES—0.14%
Clean Energy Fuels Corp.(a)(b)	1,400	22,414
First Solar Inc.(a)(b)	1,542	182,311

		204,725
ENGINEERING & CONSTRUCTION—0.05%
EMCOR Group Inc.(a)	1,888	52,713
Granite Construction Inc.	965	22,562

		75,275
ENVIRONMENTAL CONTROL—0.29%
Calgon Carbon Corp.(a)	1,576	23,467
Darling International Inc.(a)	3,257	54,978
Nalco Holding Co.	3,673	129,840
Stericycle Inc.(a)(b)	2,240	183,949
Tetra Tech Inc.(a)	1,689	37,158

		429,392
FOOD—3.45%
Campbell Soup Co.	5,526	182,634
Dean Foods Co.(a)	5,123	56,456
Flowers Foods Inc.	3,186	69,837
General Mills Inc.	17,622	658,182
H.J. Heinz Co.	8,855	466,127
Hain Celestial Group Inc.(a)(b)	951	30,746
J.M. Smucker Co. (The)	3,287	256,123
Kellogg Co.	7,056	393,584
Kraft Foods Inc. Class A	45,945	1,579,589
McCormick & Co. Inc. NVS	3,324	161,713
Safeway Inc.	10,166	205,048
Sara Lee Corp.	16,414	313,672
Sysco Corp.	16,087	492,101
Tootsie Roll Industries Inc.(b)	488	13,688
United Natural Foods Inc.(a)(b)	1,300	54,275
Whole Foods Market Inc.	4,073	271,669

		5,205,444
FOREST PRODUCTS & PAPER—0.27%
Domtar Corp.	1,136	90,823
MeadWestvaco Corp.	4,649	144,770
Potlatch Corp.(b)	1,106	36,741
Rock-Tenn Co. Class A	1,913	117,573
Wausau Paper Corp.	1,263	9,321

		399,228

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2011

GAS—0.55%
AGL Resources Inc.	2,154	87,883
Atmos Energy Corp.	2,538	84,845
National Fuel Gas Co.	1,933	139,911
New Jersey Resources Corp.	1,144	49,890
Nicor Inc.	1,271	69,524
NiSource Inc.	7,712	155,243
Northwest Natural Gas Co.	753	33,591
Piedmont Natural Gas Co.	2,000	58,340
UGI Corp.	3,068	92,960
WGL Holdings Inc.	1,440	55,886

		828,073
HAND & MACHINE TOOLS—0.30%
Lincoln Electric Holdings Inc.	2,188	74,873
Snap-on Inc.	1,551	88,190
Stanley Black & Decker Inc.	4,385	288,402

		451,465
HEALTH CARE - PRODUCTS—6.71%
Baxter International Inc.	16,010	931,302
Becton, Dickinson and Co.	6,104	510,355
Edwards Lifesciences Corp.(a)	3,171	226,251
Gen-Probe Inc.(a)	1,333	80,713
Henry Schein Inc.(a)(b)	2,537	168,609
Hill-Rom Holdings Inc.	1,759	65,593
IDEXX Laboratories Inc.(a)	1,583	131,294
Intuitive Surgical Inc.(a)	1,074	430,191
Invacare Corp.	802	24,044
Johnson & Johnson	75,628	4,899,938
Medtronic Inc.	29,717	1,071,298
Patterson Companies Inc.	2,712	83,638
St. Jude Medical Inc.	9,457	439,750
Stryker Corp.	8,101	440,208
TECHNE Corp.	983	74,502
Varian Medical Systems Inc.(a)(b)	3,314	207,987
Zimmer Holdings Inc.(a)	5,325	319,606

		10,105,279
HEALTH CARE - SERVICES—0.92%
Health Management Associates Inc. Class A(a)	7,030	66,785
Humana Inc.	4,653	347,021
Molina Healthcare Inc.(a)	772	17,486
Quest Diagnostics Inc.	4,726	255,251
WellPoint Inc.	10,381	701,236

		1,387,779
HOME BUILDERS—0.05%
KB Home	1,914	16,250
Pulte Group Inc.(a)	9,622	66,103

		82,353
HOME FURNISHINGS—0.15%
Harman International Industries Inc.	1,927	80,163
Whirlpool Corp.	2,100	145,383

		225,546

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2011

HOUSEHOLD PRODUCTS & WARES—0.92%
Avery Dennison Corp.	2,804	88,466
Church & Dwight Co. Inc.	3,938	158,859
Clorox Co. (The)	3,799	271,971
Kimberly-Clark Corp.	11,203	732,228
Tupperware Brands Corp.	1,734	108,358
WD-40 Co.	428	18,746

		1,378,628
INSURANCE—2.29%
Aflac Inc.	12,981	597,905
Chubb Corp. (The)	8,151	509,274
CIGNA Corp.	7,488	372,678
Cincinnati Financial Corp.	4,276	116,863
Erie Indemnity Co. Class A	820	60,434
Hartford Financial Services Group Inc. (The)	11,665	273,194
Lincoln National Corp.	8,719	231,054
Phoenix Companies Inc. (The)(a)	2,966	7,118
Principal Financial Group Inc.	8,857	244,719
Progressive Corp. (The)	17,311	340,680
StanCorp Financial Group Inc.	1,283	42,673
Travelers Companies Inc. (The)	11,923	657,315

		3,453,907
INTERNET—4.29%
eBay Inc.(a)	32,289	1,057,465
Google Inc. Class A(a)	6,937	4,187,798
Netflix Inc.(a)	1,388	369,194
Symantec Corp.(a)	21,072	401,632
Yahoo! Inc.(a)	34,342	449,880

		6,465,969
IRON & STEEL—0.25%
Nucor Corp.	8,721	339,160
Schnitzer Steel Industries Inc. Class A	674	34,232

		373,392
LEISURE TIME—0.19%
Harley-Davidson Inc.	6,503	282,165

		282,165
LODGING—0.02%
Choice Hotels International Inc.	820	25,002

		25,002
MACHINERY—1.46%
Cummins Inc.	5,189	544,222
Deere & Co.	11,635	913,464
Gardner Denver Inc.	1,441	122,903
Graco Inc.	1,681	73,846
Kadant Inc.(a)(b)	315	8,288
Lindsay Corp.	363	22,978
Middleby Corp. (The)(a)	484	40,888

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2011

Nordson Corp.	1,632	83,281
Rockwell Automation Inc.	3,930	282,017
Tennant Co.	479	20,506
Wabtec Corp.	1,330	85,812

		2,198,205
MANUFACTURING—2.40%
3M Co.	18,699	1,629,431
A.O. Smith Corp.	1,087	45,078
CLARCOR Inc.	1,356	59,745
Cooper Industries PLC	4,539	237,435
Donaldson Co. Inc.	2,015	111,591
Eastman Kodak Co.(a)(b)	7,740	18,576
Illinois Tool Works Inc.	12,432	619,114
Ingersoll-Rand PLC	9,099	340,484
Leggett & Platt Inc.	4,059	88,080
Pall Corp.	3,188	158,061
Pentair Inc.	2,717	100,013
Roper Industries Inc.	2,632	214,850

		3,622,458
MEDIA—1.49%
Discovery Communications Inc. Series A(a)	3,822	152,116
John Wiley & Sons Inc. Class A	1,272	63,676
New York Times Co. (The) Class A(a)(b)	3,573	30,656
Scholastic Corp.	740	21,253
Walt Disney Co. (The)	49,887	1,926,636
Washington Post Co. (The) Class B(b)	143	57,529

		2,251,866
METAL FABRICATE & HARDWARE—0.09%
Timken Co. (The)	2,298	100,354
Worthington Industries Inc.	1,601	33,573

		133,927
MINING—0.30%
Alcoa Inc.	29,338	432,149
Horsehead Holding Corp.(a)(b)	1,123	12,544

		444,693
OFFICE & BUSINESS EQUIPMENT—0.32%
Pitney Bowes Inc.	5,627	121,262
Xerox Corp.	38,636	360,474

		481,736
OFFICE FURNISHINGS—0.09%
Herman Miller Inc.	1,471	33,848
HNI Corp.	1,232	25,761
Interface Inc. Class A	1,729	27,699
Knoll Inc.	1,364	24,893
Steelcase Inc. Class A	2,521	25,033

		137,234
OIL & GAS—4.44%
Apache Corp.	10,590	1,310,195
Chesapeake Energy Corp.	18,053	620,120

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2011

Devon Energy Corp.	11,211	882,306
Diamond Offshore Drilling Inc.	1,919	130,166
EOG Resources Inc.	7,034	717,468
EQT Corp.	3,913	248,397
Hess Corp.	8,425	577,618
Newfield Exploration Co.(a)	3,709	250,061
Noble Corp.	6,965	256,799
Noble Energy Inc.	4,852	483,647
Pioneer Natural Resources Co.	2,894	269,113
Quicksilver Resources Inc.(a)	2,588	36,620
Range Resources Corp.	4,431	288,724
Southwestern Energy Co.(a)(b)	9,601	427,821
Ultra Petroleum Corp.(a)	4,213	197,253

		6,696,308
OIL & GAS SERVICES—0.87%
Cameron International Corp.(a)	6,757	377,987
National Oilwell Varco Inc.	11,639	937,754

		1,315,741
PACKAGING & CONTAINERS—0.18%
Bemis Co. Inc.	2,956	93,410
Sealed Air Corp.	4,399	94,710
Sonoco Products Co.	2,821	90,413

		278,533
PHARMACEUTICALS—5.66%
Abbott Laboratories	42,793	2,196,137
Allergan Inc.	8,470	688,696
Amylin Pharmaceuticals Inc.(a)(b)	3,624	43,162
Bristol-Myers Squibb Co.	47,090	1,349,599
Cubist Pharmaceuticals Inc.(a)	1,620	55,031
Endo Pharmaceuticals Holdings Inc.(a)	3,239	120,653
Gilead Sciences Inc.(a)	21,977	930,946
Hospira Inc.(a)	4,601	235,203
Merck & Co. Inc.	85,249	2,909,548

		8,528,975
PIPELINES—0.38%
Questar Corp.	4,885	90,031
Spectra Energy Corp.	17,907	483,847

		573,878
REAL ESTATE—0.22%
CB Richard Ellis Group Inc. Class A(a)	8,041	175,294
Forest City Enterprises Inc. Class A(a)	3,435	61,864
Jones Lang LaSalle Inc.	1,184	100,782

		337,940
REAL ESTATE INVESTMENT TRUSTS—1.00%
Boston Properties Inc.	3,938	422,784
Liberty Property Trust	3,172	107,721
ProLogis Inc.	12,560	447,513
Regency Centers Corp.	2,261	101,564
Vornado Realty Trust	4,564	426,962

		1,506,544

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2011

RETAIL—9.71%
AutoZone Inc.(a)	726	207,237
Bed Bath & Beyond Inc.(a)	7,033	411,360
Best Buy Co. Inc.	9,251	255,328
Buckle Inc. (The)	775	34,340
CarMax Inc.(a)	6,228	199,109
Charming Shoppes Inc.(a)	3,519	14,428
Chipotle Mexican Grill Inc.(a)(b)	857	278,165
Collective Brands Inc.(a)	1,724	20,309
Costco Wholesale Corp.	12,061	943,773
CVS Caremark Corp.	37,842	1,375,557
Darden Restaurants Inc.	3,813	193,700
Foot Locker Inc.	4,300	93,439
Gap Inc. (The)	11,873	229,030
Home Depot Inc. (The)	45,318	1,582,958
J.C. Penney Co. Inc.	4,902	150,786
Jack in the Box Inc.(a)(b)	1,263	28,695
Kohl’s Corp.	7,669	419,571
Limited Brands Inc.	7,631	288,910
Lowe’s Companies Inc.	37,418	807,480
McDonald’s Corp.	28,849	2,494,862
Men’s Wearhouse Inc. (The)	1,409	46,201
Nordstrom Inc.	4,815	241,520
Nu Skin Enterprises Inc. Class A(b)	1,525	57,249
Office Depot Inc.(a)(b)	7,487	28,301
OfficeMax Inc.(a)(b)	2,352	16,652
Pep Boys-Manny, Moe & Jack (The)	1,551	16,673
PVH Corp.	1,666	119,202
RadioShack Corp.	2,996	41,704
Staples Inc.	19,966	320,654
Starbucks Corp.	20,623	826,776
Target Corp.	18,483	951,690
Tiffany & Co.	3,315	263,841
TJX Companies Inc. (The)	10,927	604,263
Under Armour Inc. Class A(a)	1,028	75,465
Walgreen Co.	25,543	997,199

		14,636,427
SAVINGS & LOANS—0.27%
Hudson City Bancorp Inc.	13,090	107,993
New York Community Bancorp Inc.	12,028	162,739
People’s United Financial Inc.	10,430	132,252

		402,984
SEMICONDUCTORS—4.15%
Advanced Micro Devices Inc.(a)(b)	16,082	118,042
Analog Devices Inc.	8,272	284,557
Applied Materials Inc.	36,425	448,756
Cree Inc.(a)(b)	3,020	99,237
Entegris Inc.(a)	3,828	32,806
Intel Corp.	151,745	3,388,466
Lam Research Corp.(a)	3,411	139,442
LSI Corp.(a)	17,055	125,525
Micron Technology Inc.(a)	24,781	182,636
National Semiconductor Corp.	6,658	164,586
Novellus Systems Inc.(a)(b)	2,514	78,034
Texas Instruments Inc.	32,378	963,245

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2011

Xilinx Inc.	7,208	231,377

		6,256,709
SOFTWARE—5.83%
Adobe Systems Inc.(a)	13,973	387,332
Advent Software Inc.(a)	912	21,186
Autodesk Inc.(a)	6,320	217,408
Automatic Data Processing Inc.	13,754	708,193
BMC Software Inc.(a)	4,932	213,161
Cerner Corp.(a)(b)	3,914	260,242
Compuware Corp.(a)	6,161	59,515
Electronic Arts Inc.(a)	9,230	205,368
Microsoft Corp.	209,089	5,729,039
Paychex Inc.	8,987	253,703
Red Hat Inc.(a)	5,328	224,202
Salesforce.com Inc.(a)	3,447	498,815

		8,778,164
TELECOMMUNICATIONS—5.21%
American Tower Corp. Class A(a)	10,977	576,622
Cisco Systems Inc.	152,855	2,441,094
Corning Inc.	43,284	688,648
Crown Castle International Corp.(a)	8,031	348,545
Frontier Communications Corp.	27,437	205,503
Leap Wireless International Inc.(a)	1,735	23,353
MetroPCS Communications Inc.(a)	6,893	112,218
Plantronics Inc.	1,350	46,238
Polycom Inc.(a)(b)	4,842	130,879
QUALCOMM Inc.	45,452	2,489,861
Sprint Nextel Corp.(a)	82,555	349,208
Tellabs Inc.	9,449	39,119
Virgin Media Inc.	8,446	223,481
Windstream Corp.	13,924	170,012

		7,844,781
TOYS, GAMES & HOBBIES—0.17%
Mattel Inc.	9,668	257,749

		257,749
TRANSPORTATION—3.11%
Arkansas Best Corp.	643	15,471
C.H. Robinson Worldwide Inc.	4,585	331,541
CSX Corp.	30,718	754,741
Expeditors International of Washington Inc.	5,858	279,544
FedEx Corp.	8,290	720,235
Genesee & Wyoming Inc. Class A(a)	1,102	60,654
J.B. Hunt Transport Services Inc.	2,681	121,288
Kansas City Southern Industries Inc.(a)	2,835	168,257
Norfolk Southern Corp.	9,865	746,781
Ryder System Inc.	1,428	80,425
United Parcel Service Inc. Class B	20,322	1,406,689

		4,685,626

TOTAL COMMON STOCKS
(Cost: $133,428,777)		150,518,234

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2011

SHORT-TERM INVESTMENTS—2.24%

MONEY MARKET FUNDS—2.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(d)(e)	2,825,658	2,825,658
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(d)(e)	241,954	241,954
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	303,381	303,381

		3,370,993

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,370,993)		3,370,993

TOTAL INVESTMENTS IN SECURITIES—102.14%
(Cost: $136,799,770)		153,889,227
Other Assets, Less Liabilities—(2.14)%		(3,220,617)

NET ASSETS—100.00%		$150,668,610

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

July 31, 2011

Security	Shares	Value

COMMON STOCKS—99.83%

AEROSPACE & DEFENSE—1.88%
Rockwell Collins Inc.	57,845	$3,186,681

		3,186,681
AIRLINES—0.25%
Southwest Airlines Co.	42,129	419,605

		419,605
APPAREL—2.09%
Nike Inc. Class B	39,405	3,552,361

		3,552,361
AUTO MANUFACTURERS—0.33%
Ford Motor Co.(a)	45,567	556,373

		556,373
AUTO PARTS & EQUIPMENT—1.16%
Johnson Controls Inc.	53,094	1,961,823

		1,961,823
BANKS—3.38%
Bank of New York Mellon Corp. (The)	19,292	484,422
BB&T Corp.	12,068	309,906
Comerica Inc.	7,297	233,723
Fifth Third Bancorp	25,788	326,218
KeyCorp	140,920	1,132,997
M&T Bank Corp.	12,436	1,072,481
Northern Trust Corp.	8,418	378,010
PNC Financial Services Group Inc. (The)(b)	4,793	260,212
State Street Corp.	9,628	399,273
U.S. Bancorp	43,574	1,135,539

		5,732,781
BEVERAGES—0.50%
Coca-Cola Enterprises Inc.	10,658	299,596
Green Mountain Coffee Roasters Inc.(a)	5,271	547,921

		847,517
BIOTECHNOLOGY—0.33%
Amgen Inc.(a)	3,251	177,830
Biogen Idec Inc.(a)	2,221	226,253
Life Technologies Corp.(a)	3,244	146,077

		550,160
CHEMICALS—1.54%
Air Products and Chemicals Inc.	8,252	732,200
Celanese Corp. Series A	7,177	395,668
Ecolab Inc.	8,091	404,550
Lubrizol Corp.	3,754	505,288
Praxair Inc.	5,573	577,586

		2,615,292

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

July 31, 2011

COMMERCIAL SERVICES—0.27%
Manpower Inc.	3,251	164,240
McKesson Corp.	3,606	292,519

		456,759
COMPUTERS—8.37%
Accenture PLC Class A	27,392	1,619,963
Apple Inc.(a)	2,772	1,082,411
Dell Inc.(a)(c)	231,316	3,756,572
Hewlett-Packard Co.	60,439	2,125,035
International Business Machines Corp.	29,823	5,423,312
NetApp Inc.(a)	4,141	196,780

		14,204,073
COSMETICS & PERSONAL CARE—4.79%
Avon Products Inc.	22,032	577,900
Colgate-Palmolive Co.	13,064	1,102,340
Estee Lauder Companies Inc. (The) Class A	26,453	2,775,184
Procter & Gamble Co. (The)	59,606	3,665,173

		8,120,597
DISTRIBUTION & WHOLESALE—0.15%
W.W. Grainger Inc.	1,747	259,202

		259,202
DIVERSIFIED FINANCIAL SERVICES—3.50%
American Express Co.	22,468	1,124,299
Ameriprise Financial Inc.	4,973	269,039
Capital One Financial Corp.	9,337	446,309
Charles Schwab Corp. (The)	12,277	183,296
CME Group Inc.	7,609	2,200,447
Eaton Vance Corp.	5,601	150,219
Franklin Resources Inc.	2,772	351,933
IntercontinentalExchange Inc.(a)	3,536	435,989
Legg Mason Inc.	6,070	178,579
T. Rowe Price Group Inc.	10,652	605,033

		5,945,143
ELECTRIC—2.75%
Consolidated Edison Inc.	24,058	1,265,451
NextEra Energy Inc.	10,910	602,777
PG&E Corp.	62,002	2,568,743
Xcel Energy Inc.	9,360	224,640

		4,661,611
ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
Emerson Electric Co.	13,863	680,535

		680,535
ELECTRONICS—1.61%
Agilent Technologies Inc.(a)	28,545	1,203,457
Thermo Fisher Scientific Inc.(a)	4,252	255,503
Waters Corp.(a)(c)	14,500	1,274,405

		2,733,365

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

July 31, 2011

FOOD—6.33%
Campbell Soup Co.	35,985	1,189,305
General Mills Inc.	43,012	1,606,498
H.J. Heinz Co.	39,672	2,088,334
Hormel Foods Corp.	8,792	254,704
Kellogg Co.	15,727	877,252
McCormick & Co. Inc. NVS	8,083	393,238
Sara Lee Corp.	118,581	2,266,083
Sysco Corp.	33,834	1,034,982
Whole Foods Market Inc.	15,584	1,039,453

		10,749,849
HEALTH CARE - PRODUCTS—6.21%
Baxter International Inc.	25,133	1,461,987
Becton, Dickinson and Co.	47,054	3,934,185
Johnson & Johnson	69,131	4,478,997
Medtronic Inc.	18,524	667,790

		10,542,959
HEALTH CARE - SERVICES—2.06%
Aetna Inc.	36,116	1,498,453
Coventry Health Care Inc.(a)	15,058	481,856
Humana Inc.	4,509	336,281
Quest Diagnostics Inc.	6,323	341,505
WellPoint Inc.	12,500	844,375

		3,502,470
HOME FURNISHINGS—0.12%
Whirlpool Corp.	2,845	196,959

		196,959
HOUSEHOLD PRODUCTS & WARES—0.74%
Avery Dennison Corp.	5,031	158,728
Clorox Co. (The)	8,685	621,759
Kimberly-Clark Corp.	7,323	478,632

		1,259,119
INSURANCE—2.87%
ACE Ltd.	2,998	200,806
Aflac Inc.	56,131	2,585,394
Chubb Corp. (The)	7,439	464,789
CIGNA Corp.	4,070	202,564
Cincinnati Financial Corp.	10,417	284,697
Genworth Financial Inc. Class A(a)	15,727	130,849
Lincoln National Corp.	12,147	321,895
Principal Financial Group Inc.	8,277	228,693
Prudential Financial Inc.	2,750	161,370
Travelers Companies Inc. (The)	5,339	294,339

		4,875,396
INTERNET—2.09%
eBay Inc.(a)	7,335	240,221
Google Inc. Class A(a)	4,016	2,424,419

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

July 31, 2011

Symantec Corp.(a)	28,450	542,257
Yahoo! Inc.(a)	26,149	342,552

		3,549,449
IRON & STEEL—0.33%
Nucor Corp.	14,323	557,022

		557,022
LODGING—0.87%
Marriott International Inc. Class A	10,931	355,257
Starwood Hotels & Resorts Worldwide Inc.	20,403	1,121,349

		1,476,606
MACHINERY—2.57%
Caterpillar Inc.	8,722	861,646
Cummins Inc.	13,003	1,363,755
Deere & Co.	21,262	1,669,280
Rockwell Automation Inc.	6,532	468,736

		4,363,417
MANUFACTURING—3.72%
Cooper Industries PLC	4,425	231,472
Eaton Corp.	107,655	5,162,057
Pall Corp.	11,576	573,938
Tyco International Ltd.	7,964	352,726

		6,320,193
MEDIA—0.36%
Time Warner Cable Inc.	5,827	427,177
Washington Post Co. (The) Class B	463	186,265

		613,442
MINING—0.15%
Alcoa Inc.	17,726	261,104

		261,104
OFFICE & BUSINESS EQUIPMENT—0.63%
Pitney Bowes Inc.	7,246	156,151
Xerox Corp.	97,745	911,961

		1,068,112
OIL & GAS—6.65%
Anadarko Petroleum Corp.	5,023	414,699
Apache Corp.	5,199	643,220
Chesapeake Energy Corp.	13,980	480,213
Cimarex Energy Co.	4,172	367,637
Concho Resources Inc.(a)	1,952	182,668
Denbury Resources Inc.(a)(c)	16,041	309,912
Devon Energy Corp.	22,540	1,773,898
Diamond Offshore Drilling Inc.(c)	2,722	184,633
EOG Resources Inc.	5,339	544,578
EQT Corp.	5,964	378,595
Marathon Oil Corp.	14,167	438,752
Newfield Exploration Co.(a)	12,201	822,592
Noble Corp.(c)	28,829	1,062,925

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

July 31, 2011

Noble Energy Inc.	2,174	216,704
Pioneer Natural Resources Co.	3,387	314,957
QEP Resources Inc.	13,387	586,752
Range Resources Corp.	19,504	1,270,881
Southwestern Energy Co.(a)(c)	15,389	685,734
Ultra Petroleum Corp.(a)	3,800	177,916
Whiting Petroleum Corp.(a)(c)	7,399	433,581

		11,290,847
OIL & GAS SERVICES—0.74%
Cameron International Corp.(a)	4,924	275,448
National Oilwell Varco Inc.	4,931	397,291
Schlumberger Ltd.	3,934	355,516
Weatherford International Ltd.(a)	10,158	222,663

		1,250,918
PACKAGING & CONTAINERS—0.11%
Ball Corp.	4,723	183,252

		183,252
PHARMACEUTICALS—4.16%
Abbott Laboratories	15,100	774,932
Allergan Inc.	13,067	1,062,478
Bristol-Myers Squibb Co.	61,475	1,761,873
Eli Lilly and Co.	5,060	193,798
Gilead Sciences Inc.(a)	14,697	622,565
Medco Health Solutions Inc.(a)	9,179	577,175
Merck & Co. Inc.	60,412	2,061,862

		7,054,683
PIPELINES—2.67%
El Paso Corp.	38,111	783,181
Spectra Energy Corp.	138,874	3,752,376

		4,535,557
REAL ESTATE—0.67%
CB Richard Ellis Group Inc. Class A(a)	52,307	1,140,293

		1,140,293
REAL ESTATE INVESTMENT TRUSTS—0.55%
Duke Realty Corp.	15,480	217,339
Regency Centers Corp.	4,376	196,570
Vornado Realty Trust(c)	5,551	519,296

		933,205
RETAIL—9.33%
Best Buy Co. Inc.	9,013	248,759
CarMax Inc.(a)	5,897	188,527
Chipotle Mexican Grill Inc.(a)(c)	838	271,998
Darden Restaurants Inc.	3,563	181,000
Gap Inc. (The)	55,667	1,073,816
Kohl’s Corp.	14,952	818,024
Lowe’s Companies Inc.	13,062	281,878
McDonald’s Corp.	28,511	2,465,631
Nordstrom Inc.	20,249	1,015,690
Staples Inc.	29,597	475,328

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

July 31, 2011

Starbucks Corp.	136,843	5,486,036
Tiffany & Co.	8,382	667,123
TJX Companies Inc. (The)	48,085	2,659,101

		15,832,911
SEMICONDUCTORS—3.52%
Advanced Micro Devices Inc.(a)	121,407	891,128
Applied Materials Inc.	43,394	534,614
Intel Corp.	138,558	3,094,000
Micron Technology Inc.(a)	17,392	128,179
Texas Instruments Inc.	44,811	1,333,127

		5,981,048
SOFTWARE—5.11%
Adobe Systems Inc.(a)	31,167	863,949
Autodesk Inc.(a)	17,641	606,851
CA Inc.	29,083	648,551
Intuit Inc.(a)	17,338	809,685
Microsoft Corp.	104,175	2,854,395
Oracle Corp.	78,114	2,388,726
Salesforce.com Inc.(a)	3,451	499,394

		8,671,551
TELECOMMUNICATIONS—2.52%
American Tower Corp. Class A(a)	3,498	183,750
Cisco Systems Inc.	120,005	1,916,480
Corning Inc.	23,549	374,665
Motorola Solutions Inc.(a)	8,313	373,170
QUALCOMM Inc.	23,488	1,286,673
Sprint Nextel Corp.(a)	33,554	141,933

		4,276,671
TOYS, GAMES & HOBBIES—0.31%
Mattel Inc.	19,602	522,589

		522,589
TRANSPORTATION—1.14%
CSX Corp.	17,146	421,277
FedEx Corp.	3,323	288,702
Norfolk Southern Corp.	3,709	280,772
United Parcel Service Inc. Class B	13,713	949,214

		1,939,965

TOTAL COMMON STOCKS
(Cost: $146,901,000)		169,433,465
SHORT-TERM INVESTMENTS—2.40%

MONEY MARKET FUNDS—2.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(b)(d)(e)	3,530,754	3,530,754
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(b)(d)(e)	302,330	302,330

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

July 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(d)	238,232	238,232

		4,071,316

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,071,316)		4,071,316

TOTAL INVESTMENTS IN SECURITIES—102.23%
(Cost: $150,972,316)		173,504,781
Other Assets, Less Liabilities—(2.23)%		(3,784,506)

NET ASSETS—100.00%		$169,720,275

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Cohen & Steers Realty Majors Index, iShares Dow Jones International Select Dividend Index, iShares Dow Jones Select Dividend Index, iShares Dow Jones Transportation Average Index, iShares Dow Jones U.S. Index, iShares Dow Jones U.S. Aerospace & Defense Index, iShares Dow Jones U.S. Basic Materials Sector Index, iShares Dow Jones U.S. Broker-Dealers Index, iShares Dow Jones U.S. Consumer Goods Sector Index, iShares Dow Jones U.S. Consumer Services Sector Index, iShares Dow Jones U.S. Energy Sector Index, iShares Dow Jones U.S. Financial Sector Index, iShares Dow Jones U.S. Financial Services Index, iShares Dow Jones U.S. Healthcare Providers Index, iShares Dow Jones U.S. Healthcare Sector Index, iShares Dow Jones U.S. Home Construction Index, iShares Dow Jones U.S. Industrial Sector Index, iShares Dow Jones U.S. Insurance Index, iShares Dow Jones U.S. Medical Devices Index, iShares Dow Jones U.S. Oil & Gas Exploration & Production Index, iShares Dow Jones U.S. Oil Equipment & Services Index, iShares Dow Jones U.S. Pharmaceuticals Index, iShares Dow Jones U.S. Real Estate Index, iShares Dow Jones U.S. Regional Banks Index, iShares Dow Jones U.S. Technology Sector Index, iShares Dow Jones U.S. Telecommunications Sector Index, iShares Dow Jones U.S. Utilities Sector Index, iShares FTSE EPRA/NAREIT Developed Asia Index, iShares FTSE EPRA/NAREIT Developed Europe Index, iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, iShares FTSE EPRA/NAREIT North America Index, iShares FTSE NAREIT Industrial/Office Capped Index, iShares FTSE NAREIT Mortgage Plus Capped Index, iShares FTSE NAREIT Real Estate 50 Index, iShares FTSE NAREIT Residential Plus Capped Index, iShares FTSE NAREIT Retail Capped Index, iShares High Dividend Equity, iShares Morningstar Large Core Index, iShares Morningstar Large Growth Index, iShares Morningstar Large Value Index, iShares Morningstar Mid Core Index, iShares Morningstar Mid Growth Index, iShares Morningstar Mid Value Index, iShares Morningstar Small Core Index, iShares Morningstar Small Growth Index, iShares Morningstar Small Value Index, iShares MSCI KLD 400 Social Index and iShares MSCI USA ESG Select Social Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Fund	Level 1	Level 2	Level 3	Total
Cohen & Steers Realty Majors Index
Common Stocks	$2,737,912,739	$—	$—	$2,737,912,739
Short-Term Investments	369,379,958	—	—	369,379,958

	$3,107,292,697	$—	$—	$3,107,292,697

Dow Jones International Select Dividend Index
Common Stocks	$587,392,432	$—	$1	$587,392,433
Short-Term Investments	257,908	—	—	257,908

	$587,650,340	$—	$1	$587,650,341

Dow Jones Select Dividend Index
Common Stocks	$6,406,772,162	$—	$—	$6,406,772,162
Short-Term Investments	83,743,209	—	—	83,743,209

	$6,490,515,371	$—	$—	$6,490,515,371

Dow Jones Transportation Average Index
Common Stocks	$634,497,152	$—	$—	$634,497,152
Short-Term Investments	53,336,500	—	—	53,336,500

	$687,833,652	$—	$—	$687,833,652

Dow Jones U.S. Index
Common Stocks	$590,989,925	$—	$366	$590,990,291
Short-Term Investments	17,010,992	—	—	17,010,992

	$608,000,917	$—	$366	$608,001,283

Dow Jones U.S. Aerospace & Defense Index
Common Stocks	$182,815,504	$—	$—	$182,815,504
Short-Term Investments	16,320,530	—	—	16,320,530

	$199,136,034	$—	$—	$199,136,034

Dow Jones U.S. Basic Materials Sector Index
Common Stocks	$921,091,488	$—	$—	$921,091,488
Short-Term Investments	19,126,999	—	—	19,126,999

	$940,218,487	$—	$—	$940,218,487

Dow Jones U.S. Broker-Dealers Index
Common Stocks	$69,051,049	$—	$—	$69,051,049
Short-Term Investments	6,204,669	—	—	6,204,669

	$75,255,718	$—	$—	$75,255,718

Dow Jones U.S. Consumer Goods Sector Index
Common Stocks	$354,962,501	$—	$—	$354,962,501
Short-Term Investments	9,602,740	—	—	9,602,740

	$364,565,241	$—	$—	$364,565,241

Dow Jones U.S. Consumer Services Sector Index
Common Stocks	$254,305,481	$—	$1	$254,305,482
Short-Term Investments	8,500,532	—	—	8,500,532

	$262,806,013	$—	$1	$262,806,014

Dow Jones U.S. Energy Sector Index
Common Stocks	$1,068,791,285	$—	$4,144	$1,068,795,429

Short-Term Investments	29,171,936	—	—	29,171,936

	$1,097,963,221	$—	$4,144	$1,097,967,365

Dow Jones U.S. Financial Sector Index
Common Stocks	$446,393,059	$—	$—	$446,393,059
Short-Term Investments	11,830,078	—	—	11,830,078

	$458,223,137	$—	$—	$458,223,137

Dow Jones U.S. Financial Services Index
Common Stocks	$202,020,442	$—	$—	$202,020,442
Short-Term Investments	1,878,658	—	—	1,878,658

	$203,899,100	$—	$—	$203,899,100

Dow Jones U.S. Healthcare Providers Index
Common Stocks	$323,134,990	$—	$—	$323,134,990
Short-Term Investments	42,499,510	—	—	42,499,510

	$365,634,500	$—	$—	$365,634,500

Dow Jones U.S. Healthcare Sector Index
Common Stocks	$665,890,070	$—	$—	$665,890,070
Short-Term Investments	28,543,419	—	—	28,543,419

	$694,433,489	$—	$—	$694,433,489

Dow Jones U.S. Home Construction Index
Common Stocks	$475,413,563	$—	$—	$475,413,563
Short-Term Investments	47,102,871	—	—	47,102,871

	$522,516,434	$—	$—	$522,516,434

Dow Jones U.S. Industrial Sector Index
Common Stocks	$418,582,439	$—	$—	$418,582,439
Short-Term Investments	12,925,768	—	—	12,925,768

	$431,508,207	$—	$—	$431,508,207

Dow Jones U.S. Insurance Index
Common Stocks	$61,368,002	$—	$—	$61,368,002
Short-Term Investments	1,962,197	—	—	1,962,197

	$63,330,199	$—	$—	$63,330,199

Dow Jones U.S. Medical Devices Index
Common Stocks	$440,404,529	$—	$—	$440,404,529
Short-Term Investments	50,600,144	—	—	50,600,144

	$491,004,673	$—	$—	$491,004,673

Dow Jones U.S. Oil & Gas Exploration & Production Index
Common Stocks	$451,722,589	$—	$9,767	$451,732,356
Short-Term Investments	24,772,091	—	—	24,772,091

	$476,494,680	$—	$9,767	$476,504,447

Dow Jones U.S. Oil Equipment & Services Index
Common Stocks	$700,241,929	$—	$—	$700,241,929
Short-Term Investments	75,615,953	—	—	75,615,953

	$775,857,882	$—	$—	$775,857,882

Dow Jones U.S. Pharmaceuticals Index
Common Stocks	$221,114,318	$—	$—	$221,114,318
Short-Term Investments	26,211,306	—	—	26,211,306

	$247,325,624	$—	$—	$247,325,624

Dow Jones U.S. Real Estate Index
Common Stocks	$3,620,133,767	$—	$—	$3,620,133,767

Short-Term Investments	483,978,990	—	—	483,978,990

	$4,104,112,757	$—	$—	$4,104,112,757

Dow Jones U.S. Regional Banks Index
Common Stocks	$117,432,867	$—	$—	$117,432,867
Short-Term Investments	1,657,544	—	—	1,657,544

	$119,090,411	$—	$—	$119,090,411

Dow Jones U.S. Technology Sector Index
Common Stocks	$1,439,822,241	$—	$—	$1,439,822,241
Short-Term Investments	59,291,474	—	—	59,291,474

	$1,499,113,715	$—	$—	$1,499,113,715

Dow Jones U.S. Telecommunications Sector Index
Common Stocks	$716,577,142	$—	$—	$716,577,142
Short-Term Investments	62,995,818	—	—	62,995,818

	$779,572,960	$—	$—	$779,572,960

Dow Jones U.S. Utilities Sector Index
Common Stocks	$526,182,764	$—	$—	$526,182,764
Short-Term Investments	6,595,144	—	—	6,595,144

	$532,777,908	$—	$—	$532,777,908

FTSE EPRA/NAREIT Developed Asia Index
Common Stocks	$26,999,068	$—	$78	$26,999,146
Short-Term Investments	1,715,037	—	—	1,715,037

	$28,714,105	$—	$78	$28,714,183

FTSE EPRA/NAREIT Developed Europe Index
Common Stocks	$24,733,711	$—	$—	$24,733,711
Short-Term Investments	123,648	—	—	123,648

	$24,857,359	$—	$—	$24,857,359

FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index
Common Stocks	$403,899,692	$—	$949	$403,900,641
Short-Term Investments	10,917,368	—	—	10,917,368

	$414,817,060	$—	$949	$414,818,009

FTSE EPRA/NAREIT North America Index
Common Stocks	$13,316,721	$—	$—	$13,316,721
Short-Term Investments	798,500	—	—	798,500

	$14,115,221	$—	$—	$14,115,221

FTSE NAREIT Industrial/Office Capped Index
Common Stocks	$13,077,857	$—	$—	$13,077,857
Short-Term Investments	537,596	—	—	537,596

	$13,615,453	$—	$—	$13,615,453

FTSE NAREIT Mortgage Plus Capped Index
Common Stocks	$204,103,872	$—	$—	$204,103,872
Short-Term Investments	7,643,037	—	—	7,643,037

	$211,746,909	$—	$—	$211,746,909

FTSE NAREIT Real Estate 50 Index
Common Stocks	$55,347,540	$—	$—	$55,347,540
Short-Term Investments	3,727,964	—	—	3,727,964

	$59,075,504	$—	$—	$59,075,504

FTSE NAREIT Residential Plus Capped Index
Common Stocks	$161,497,164	$—	$—	$161,497,164
Short-Term Investments	18,485,446	—	—	18,485,446

	$179,982,610	$—	$—	$179,982,610

FTSE NAREIT Retail Capped Index
Common Stocks	$9,029,359	$—	$—	$9,029,359
Short-Term Investments	451,737	—	—	451,737

	$9,481,096	$—	$—	$9,481,096

High Dividend Equity
Common Stocks	$101,807,263	$—	$—	$101,807,263
Short-Term Investments	451,283	—	—	451,283

	$102,258,546	$—	$—	$102,258,546

Morningstar Large Core Index
Common Stocks	$294,688,704	$—	$—	$294,688,704
Short-Term Investments	1,895,941	—	—	1,895,941

	$296,584,645	$—	$—	$296,584,645

Morningstar Large Growth Index
Common Stocks	$377,292,396	$—	$—	$377,292,396
Short-Term Investments	10,516,485	—	—	10,516,485

	$387,808,881	$—	$—	$387,808,881

Morningstar Large Value Index
Common Stocks	$230,416,061	$—	$—	$230,416,061
Short-Term Investments	2,283,103	—	—	2,283,103

	$232,699,164	$—	$—	$232,699,164

Morningstar Mid Core Index
Common Stocks	$168,575,602	$—	$—	$168,575,602
Short-Term Investments	6,302,183	—	—	6,302,183

	$174,877,785	$—	$—	$174,877,785

Morningstar Mid Growth Index
Common Stocks	$207,180,283	$—	$1,705	$207,181,988
Short-Term Investments	9,818,277	—	—	9,818,277

	$216,998,560	$—	$1,705	$217,000,265

Morningstar Mid Value Index
Common Stocks	$110,576,868	$—	$—	$110,576,868
Short-Term Investments	4,172,464	—	—	4,172,464

	$114,749,332	$—	$—	$114,749,332

Morningstar Small Core Index
Common Stocks	$179,438,668	$—	$—	$179,438,668
Short-Term Investments	20,913,688	—	—	20,913,688

	$200,352,356	$—	$—	$200,352,356

Morningstar Small Growth Index
Common Stocks	$141,920,114	$—	$3	$141,920,117
Short-Term Investments	20,718,673	—	—	20,718,673

	$162,638,787	$—	$3	$162,638,790

Morningstar Small Value Index
Common Stocks	$185,860,128	$—	$—	$185,860,128
Short-Term Investments	18,552,633	—	—	18,552,633

	$204,412,761	$—	$—	$204,412,761

MSCI KLD 400 Social Index
Common Stocks	$150,518,234	$—	$—	$150,518,234
Short-Term Investments	3,370,993	—	—	3,370,993

	$153,889,227	$—	$—	$153,889,227

MSCI USA ESG Select Social Index
Common Stocks	$169,433,465	$—	$—	$169,433,465
Short-Term Investments	4,071,316	—	—	4,071,316

	$173,504,781	$—	$—	$173,504,781

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Cohen & Steers Realty Majors Index	$3,141,083,782	$80,738,203	$(114,529,288)	$(33,791,085)
Dow Jones International Select Dividend Index	577,414,173	34,119,332	(23,883,164)	10,236,168
Dow Jones Select Dividend Index	6,010,806,905	707,672,630	(227,964,164)	479,708,466
Dow Jones Transportation Average Index	753,069,292	4,505,339	(69,740,979)	(65,235,640)
Dow Jones U.S. Index	593,618,190	81,499,647	(67,116,554)	14,383,093
Dow Jones U.S. Aerospace & Defense Index	222,193,478	6,729,210	(29,786,654)	(23,057,444)
Dow Jones U.S. Basic Materials Sector Index	1,051,503,460	10,142,777	(121,427,750)	(111,284,973)
Dow Jones U.S. Broker-Dealers Index	98,169,207	286,373	(23,199,862)	(22,913,489)

Dow Jones U.S. Consumer Goods Sector Index	371,189,784	29,122,593	(35,747,136)	(6,624,543)
Dow Jones U.S. Consumer Services Sector Index	290,249,850	14,733,775	(42,177,611)	(27,443,836)
Dow Jones U.S. Energy Sector Index	1,045,792,374	96,808,662	(44,633,671)	52,174,991
Dow Jones U.S. Financial Sector Index	632,227,263	9,389,361	(183,393,487)	(174,004,126)
Dow Jones U.S. Financial Services Index	286,684,649	3,296,102	(86,081,651)	(82,785,549)
Dow Jones U.S. Healthcare Providers Index	391,746,643	1,695,772	(27,807,915)	(26,112,143)
Dow Jones U.S. Healthcare Sector Index	803,434,679	31,909,360	(140,910,550)	(109,001,190)
Dow Jones U.S. Home Construction Index	620,664,948	2,378,360	(100,526,874)	(98,148,514)
Dow Jones U.S. Industrial Sector Index	489,837,209	21,435,333	(79,764,335)	(58,329,002)
Dow Jones U.S. Insurance Index	69,723,555	1,730,958	(8,124,314)	(6,393,356)
Dow Jones U.S. Medical Devices Index	502,812,928	27,803,447	(39,611,702)	(11,808,255)
Dow Jones U.S. Oil & Gas Exploration & Production Index	488,156,335	21,464,057	(33,115,945)	(11,651,888)
Dow Jones U.S. Oil Equipment & Services Index	667,123,495	135,861,149	(27,126,762)	108,734,387
Dow Jones U.S. Pharmaceuticals Index	236,236,029	18,050,240	(6,960,645)	11,089,595
Dow Jones U.S. Real Estate Index	4,191,716,940	70,606,893	(158,211,076)	(87,604,183)
Dow Jones U.S. Regional Banks Index	161,710,703	574,898	(43,195,190)	(42,620,292)
Dow Jones U.S. Technology Sector Index	1,467,709,529	201,572,550	(170,168,364)	31,404,186
Dow Jones U.S. Telecommunications Sector Index	801,512,375	34,854,223	(56,793,638)	(21,939,415)
Dow Jones U.S. Utilities Sector Index	585,871,326	26,712,495	(79,805,913)	(53,093,418)
FTSE EPRA/NAREIT Developed Asia Index	30,421,176	2,150,726	(3,857,719)	(1,706,993)
FTSE EPRA/NAREIT Developed Europe Index	24,236,386	1,039,989	(419,016)	620,973
FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index	392,211,013	73,314,386	(50,707,390)	22,606,996
FTSE EPRA/NAREIT North America Index	12,202,287	1,977,315	(64,381)	1,912,934
FTSE NAREIT Industrial/Office Capped Index	11,727,117	2,021,034	(132,698)	1,888,336
FTSE NAREIT Mortgage Plus Capped Index	226,416,776	3,835,811	(18,505,678)	(14,669,867)
FTSE NAREIT Real Estate 50 Index	55,240,536	4,479,319	(644,351)	3,834,968
FTSE NAREIT Residential Plus Capped Index	155,704,229	24,652,486	(374,105)	24,278,381
FTSE NAREIT Retail Capped Index	8,667,997	887,905	(74,806)	813,099
High Dividend Equity	104,384,384	698,288	(2,824,126)	(2,125,838)
Morningstar Large Core Index	266,408,979	36,968,032	(6,792,366)	30,175,666
Morningstar Large Growth Index	340,748,125	67,380,272	(20,319,516)	47,060,756
Morningstar Large Value Index	241,418,925	15,969,074	(24,688,835)	(8,719,761)
Morningstar Mid Core Index	157,928,461	20,507,881	(3,558,557)	16,949,324
Morningstar Mid Growth Index	188,753,746	35,061,212	(6,814,693)	28,246,519
Morningstar Mid Value Index	115,494,080	9,180,284	(9,925,032)	(744,748)
Morningstar Small Core Index	188,471,968	18,050,279	(6,169,891)	11,880,388
Morningstar Small Growth Index	154,488,823	14,386,229	(6,236,262)	8,149,967
Morningstar Small Value Index	199,498,735	15,487,626	(10,573,600)	4,914,026
MSCI KLD 400 Social Index	139,474,937	20,204,626	(5,790,336)	14,414,290
MSCI USA ESG Select Social Index	153,135,684	24,981,931	(4,612,834)	20,369,097

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of

Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) for the three months ended July 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones Select Dividend
Black Hills Corp.	1,842,914	189,224	(39,095)	1,993,043	$59,552,125	$681,682	$(89,941)
Universal Corp.	1,909,945	192,660	(39,510)	2,063,095	75,756,848	981,178	(241,223)
Watsco Inc.	1,309,897	134,878	(26,950)	1,417,825	83,906,884	802,325	286,996

					$219,215,857	$2,465,185	$(44,168)

Dow Jones U.S.
BlackRock Inc.	4,422	98	(437)	4,083	$728,652	$5,764	$12,007
PNC Financial Services Group Inc. (The)	24,305	552	(2,413)	22,444	1,218,485	7,848	26,452

					$1,947,137	$13,612	$38,459

Dow Jones U.S. Financial Sector
BlackRock Inc.	22,195	897	(3,444)	19,648	$3,506,382	$29,083	$42,758
PNC Financial Services Group Inc. (The)	121,827	5,077	(18,953)	107,951	5,860,660	38,441	(75,450)

					$9,367,042	$67,524	$(32,692)

Dow Jones U.S. Financial Services
BlackRock Inc.	16,845	670	(2,680)	14,835	$2,647,454	$22,131	$40,830
PNC Financial Services Group Inc. (The)	92,539	3,649	(14,698)	81,490	4,424,092	28,856	21,990

					$7,071,546	$50,987	$62,820

Dow Jones U.S. Home Construction
Cavco Industries Inc.	343,478	61,741	(51,773)	353,446	$15,042,662	$—	$(120,415)
M/I Homes Inc.	978,796	170,869	(184,890)	964,775	10,901,958	—	(423,394)
Skyline Corp.	529,627	96,622	(69,804)	556,445	7,528,701	47,730	(346,756)

					$33,473,321	$47,730	$(890,565)

Dow Jones U.S. Regional Banks
PNC Financial Services Group Inc. (The)	277,637	11,844	(46,080)	243,401	$13,214,240	$85,882	$(135,188)

FTSE NAREIT Mortgage Plus Capped

PennyMac Mortgage Investment Trust	74,476	31,765	(13,123)	93,118	$1,490,819	$31,885	$(22,199)

Morningstar Large Growth
BlackRock Inc.	12,179	10	(1,392)	10,797	$1,926,832	$16,158	$(38,898)

Morningstar Large Value
PNC Financial Services Group Inc. (The)	39,322	2,847	(1,265)	40,904	$2,220,678	$14,286	$2,269

MSCI KLD 400 Social
BlackRock Inc.	2,363	184	—	2,547	$454,538	$3,502	$—
PNC Financial Services Group Inc. (The)	14,053	551	(70)	14,534	789,051	5,087	(1,166)

					$1,243,589	$8,589	$(1,166)

MSCI USA ESG Select Social
PNC Financial Services Group Inc. (The)	4,566	227	—	4,793	$260,212	$1,678	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of July 31, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	September 22, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer
(Principal Financial Officer)
Date:	September 22, 2011